UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of November 30, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Arizona Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 98.1%
	Municipal Bonds — 98.1%
	Arizona — 88.0%
1,000	Arizona Municipal Financing Program, Series 20, COP, Adj., BIG, 7.70%, 08/01/10 (p)	1,097
2,500	Arizona Power Authority, Crossover, Series A, Rev., SO, 5.25%, 10/01/17	2,825
	Arizona School Facilities Board,
1,500	Series A, COP, MBIA, 5.00%, 09/01/12	1,606
3,000	Series A, COP, MBIA, 5.25%, 03/01/13 (p)	3,280
2,850	Arizona School Facilities Board, State School Improvement, Rev., 5.25%, 07/01/12 (p)	3,092
	Arizona State Transportation Board Highway,
500	Rev., 6.00%, 07/01/09	530
2,000	Series A, Rev., 5.25%, 07/01/12	2,195
3,000	Series B, Rev., 5.25%, 07/01/12	3,241
	Arizona State University,
3,500	Rev., FSA, 5.25%, 07/01/12	3,809
2,630	Series A, COP, FSA, 5.00%, 11/01/11	2,796
	Arizona Student Loan Acquisition Authority,
1,030	Series A-1, Rev., GTD STD LNS, 5.40%, 11/01/09	1,083
1,000	Series A-1, Rev., GTD STD LNS, 5.88%, 11/01/09	1,071
	Arizona Water Infrastructure Finance Authority, Water Quality,
1,000	Series A, Rev., 5.38%, 10/01/09	1,054
2,250	Series A, Rev., 5.38%, 10/01/11 (p)	2,431
1,600	Series A, Rev., 5.50%, 10/01/09	1,692
1,110	Series A, Rev., 5.63%, 10/01/09	1,180
2,000	Series A, Rev., 5.75%, 10/01/09	2,134
2,475	Central Arizona Water Conservation District, Central Arizona Project, Rev., MBIA, 4.75%, 01/05/07	2,477
1,665	City of Casa Grande, Excise Tax, Rev., AMBAC, 5.00%, 04/01/14	1,794
5,000	City of Chandler, Capital Appreciation, GO, FGIC, Zero Coupon, 07/01/07	4,897
3,000	City of Gilbert, GO, MBIA, 5.00%, 07/01/16	3,322
	City of Mesa,
1,090	GO, FGIC, 5.38%, 07/01/14	1,217
2,000	GO, FGIC, 5.75%, 07/01/09 (p)	2,110
3,000	City of Mesa IDA, Discovery Health Systems, Series A, Rev., MBIA, 5.63%, 01/01/10 (p)	3,209
1,000	City of Mesa, Street & Highway, Rev., FSA, 5.00%, 07/01/12	1,072
3,000	City of Mesa, Utility Systems, Rev., FGIC, 5.00%, 07/01/20	3,359
	City of Peoria,
1,000	GO, FGIC, 5.00%, 04/01/09	1,030
850	GO, FGIC, 5.40%, 04/01/09	884
2,000	City of Phoenix, GO, 5.88%, 07/01/10 (p)	2,150
135	City of Phoenix IDA, Statewide, Series A, Rev., GNMA/FNMA/FHLMC COLL, 5.35%, 12/01/07	138
1,000	City of Phoenix, Street & Highway, Rev., 6.50%, 01/05/07 (p)	1,042
2,500	City of Phoenix, Street & Highway, Capital Appreciation, Junior Lien, Series A, Rev., FGIC, Zero Coupon, 07/01/12 (m)	2,026
	City of Scottsdale,
655	GO, 5.25%, 07/01/11 (p)	707
2,000	GO, 5.75%, 07/01/09 (p)	2,110
2,500	City of Scottsdale IDA, Scottsdale Memorial Hospital, Series A, Rev., AMBAC, 6.13%, 09/01/07	2,593
1,345	City of Scottsdale, Unrefunded Balance, GO, 5.25%, 07/01/11	1,454
970	City of Tempe, Excise Tax, Series A, Rev., 5.63%, 07/01/09	1,017
1,000	City of Tucson, Airport Authority, Inc., Rev., FSA, 5.00%, 06/01/12	1,067
1,725	City of Tucson, Street & Highway, Junior Lien, Series 1994-E, Rev., FGIC, 5.50%, 07/01/10 (p)	1,838
	Greater Arizona Development Authority,
1,000	Series A, Rev., MBIA, 5.00%, 08/01/15	1,080
1,235	Series A, Rev., MBIA, 5.60%, 08/01/08	1,297
2,000	Maricopa County, Elementary School District No. 28-Kyrene Elementary, Capital Appreciation, Series C, GO, FGIC, Zero Coupon, 01/01/11	1,716
1,265	Maricopa County, Elementary School District No. 38-Madison Elementary, Project of 2004, Series A, GO, MBIA, 5.00%, 07/01/15	1,377
2,950	Maricopa County IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/31/14 (m) (p)	2,176
500	Maricopa County IDA, St. Joseph’s Hospital & Medical Center Projects, Rev., 6.20%, 11/01/11 (p)	547
1,225	Maricopa County, Unified School District No. 4-Mesa, GO, FSA, 5.00%, 07/01/11	1,302
1,020	Maricopa County, Unified School District No. 11-Peoria, Unrefunded Balance, School Improvement, GO, FGIC, 4.75%, 07/01/11	1,070
	Maricopa County, Unified School District No. 69-Paradise Valley,
3,100	GO, AMBAC, 5.80%, 07/01/09 (m)	3,272
1,000	GO, MBIA, 6.35%, 07/01/10	1,094
1,000	Maricopa County, Unified School District No. 69-Paradise Valley, Certificates of Ownership, Series A, GO, FGIC, 5.25%, 07/01/14	1,111
1,905	Navajo County Unified School District No. 20, Projects of 2005, Series A, Rev., MBIA, 5.00%, 07/01/18	2,120
1,500	Northern Arizona University, COP, AMBAC, 5.00%, 09/01/15	1,619
2,000	Phoenix Civic Improvement Corp., Airport Improvement, Senior Lien, Series B, Rev., 6.00%, 01/05/07	2,004

JPMorgan Arizona Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Pima County IDA,
265	Series A, Rev., 6.40%, 01/05/07	265
10	Series A, Rev., FHA/VA/PRIV MTGS/POOL INS, 7.63%, 01/05/07	10
70	Series B, Step Coupon, Rev., AMT, GNMA/FNMA/FHLMC COLL, 6.95%, 05/01/07	71
1,560	Pima County IDA, Unified School District No. 12-Sunnyside, GO, FSA, 5.00%, 07/01/14	1,707
	Scottsdale Municipal Property Corp.,
2,500	Rev., 5.00%, 07/01/14	2,732
3,000	Rev., 5.00%, 07/01/17	3,331
	Show Low IDA, Navapache Regional Medical Center,
1,000	Series A, Rev., ACA, 5.13%, 12/01/07	1,012
1,000	Series A, Rev., ACA, 5.50%, 12/01/07	1,032
	University of Arizona,
700	Series 8, COP, MBIA, 4.90%, 08/01/09	724
1,365	Series A, COP, AMBAC, 5.00%, 06/01/15	1,478
1,700	Series A, COP, AMBAC, 5.50%, 06/01/12	1,852
1,000	Series B, COP, AMBAC, 5.00%, 06/01/15	1,078
1,100	Yavapai County IDA, Yavapai Regional Medical Center, Series A, Rev., FSA, 5.13%, 06/01/07	1,129
3,000	Yuma County IDA, Multi-Family Mortgage, Series A, Rev., AMT, GNMA COLL, 6.10%, 09/20/09	3,273
1,000	Yuma County IDA, Yuma Regional Medical Center, Rev., MBIA, 5.50%, 08/01/07 (p)	1,032

		119,140

	California — 2.4%
3,000	State of California, GO, 5.00%, 09/01/16	3,288

	Illinois — 3.2%
3,000	Illinois State Toll Highway Authority, Senior Priority, Series A, Rev., FSA, 5.00%, 07/01/15	3,280
1,000	State of Illinois, GO, 5.00%, 01/01/16	1,086

		4,366

	New Mexico — 2.1%
2,540	New Mexico Finance Authority, Senior Lien, Series A, Rev., 5.00%, 12/15/14	2,775

	New York — 1.6%
2,000	New York City, Series D, GO, FGIC-TCRS, 5.00%, 11/01/14	2,164

	Wisconsin — 0.8%
1,000	State of Wisconsin, Series 1, GO, MBIA, 5.00%, 05/01/15	1,093

	Total Municipal Bonds (Cost $127,999)	132,826

Shares

	Short-Term Investment — 1.2%
	Investment Company — 1.2%
1,631	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $1,631)	1,631

	Total Investments — 99.3% (Cost $129,630)	134,457
	Other Assets in Excess of Liabilities — 0.7%	966

	NET ASSETS — 100.0%	$135,423

Percentages indicated are based on net assets.

ABBREVIATIONS:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities and delayed delivery securities.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
ACA	Insured by American Capital Access
Adj.	Adjustable. The interest rate shown is the rate in effect at November 30, 2006.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BIG	Bond Investment Guarantee
COLL	Collateral
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FGIC-TCRS	FGIC Transferable Custodial Receipts
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
GTD STD LNS	Guaranteed Student Loans
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
POOL INS	Pool Insurance
PRIV MTGS	Private Mortgages
Rev.	Revenue Bond
SO	Special Obligation
VA	Veterans Administration

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,853
Aggregate gross unrealized depreciation	(26)

Net unrealized appreciation/depreciation	$4,827

Federal income tax cost of investments	$129,630

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 95.5%
	Asset-Backed Securities — 2.7%
1,904	American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	1,884
	AmeriCredit Automobile Receivables Trust,
262	Series 2003-BX, Class A4A, 2.72%, 01/06/10	259
1,206	Series 2003-CF, Class A4, 3.48%, 05/06/10	1,197
1,484	Series 2003-DM, Class A4, 2.84%, 08/06/10	1,467
562	Series 2004-DF, Class A3, 2.98%, 07/06/09	558
1,400	Series 2006-BG, Class A4, 5.21%, 09/06/13	1,411
	Capital One Auto Finance Trust,
1,082	Series 2003-B, Class A4, 3.18%, 09/15/10	1,070
3,254	Series 2004-A, Class A4, FRN, 5.45%, 03/15/11	3,255
6,355	Capital One Multi-Asset Execution Trust, Series 2003-A4, Class A4, 3.65%, 07/15/11	6,218
	Citibank Credit Card Issuance Trust,
11,250	Series 2000-A3, Class A3, 6.88%, 11/16/09	11,430
4,892	Series 2002-C2, Class C2, 6.95%, 02/18/14	5,264
3,300	Series 2005-B1, Class B1, 4.40%, 09/15/10	3,262
1,583	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, FRN, 5.70%, 12/25/33	1,589
2,059	CNH Equipment Trust, Series 2003-B, Class A4B, 3.38%, 02/15/11	2,034
812	Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 04/15/09	815
	Countrywide Asset-Backed Certificates,
2,070	Series 2003-5, Class MF1, 5.41%, 01/25/34	2,060
146	Series 2004-1, Class 3A, FRN, 5.60%, 04/25/34	146
1,290	Series 2004-1, Class M1, FRN, 5.82%, 03/25/34	1,296
1,060	Series 2004-1, Class M2, FRN, 5.87%, 03/25/34	1,064
8,940	Series 2004-AB2, Class A2, FRN, 5.59%, 05/25/36	8,956
436	DaimlerChrysler Auto Trust, Series 2003-A, Class A4, 2.88%, 10/08/09	435
206	Ford Credit Auto Owner Trust, Series 2004-A, Class A3, 2.93%, 03/15/08	205
1,218	GE Capital Mortgage Services, Inc., Series 1999-HE, Class M, 6.71%, 04/25/29	1,219
195	Green Tree Financial Corp., Series 1995-4, Class A6, 7.30%, 06/15/25	196
910	Household Automotive Trust, Series 2005-1, Class A4, 4.35%, 06/18/12	898
	Long Beach Mortgage Loan Trust,
44	Series 2004-1, Class A3, FRN, 5.62%, 02/25/34	44
1,500	Series 2004-3, Class M1, FRN, 5.89%, 07/25/34	1,514
1,432	M&I Auto Loan Trust, Series 2003-1, Class A4, 2.97%, 04/20/09	1,415
	MBNA Credit Card Master Note Trust,
3,000	Series 2001-C2, Class C2, FRN, 6.47%, 12/15/10 (e)	3,048
3,083	Series 2002-C1, Class C1, 6.80%, 07/15/14	3,317
3,000	Series 2003-A1, Class A1, 3.30%, 07/15/10	2,939
1,288	Series 2003-C1, Class C1, FRN, 7.02%, 06/15/12	1,344
	MBNA Master Credit Card Trust USA,
2,240	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	2,412
1,960	Series 2000-D, Class C, 8.40%, 09/15/09	1,981
1,366	Morgan Stanley Auto Loan Trust, Series 2003-HB1, Class A2, 2.17%, 04/15/11	1,361
	Onyx Acceptance Grantor Trust,
1,245	Series 2003-C, Class A4, 2.66%, 05/17/10	1,235
43	Series 2004-B, Class A3, 3.09%, 09/15/08	43
464	Option One Mortgage Loan Trust, Series 2003-1, Class A2, FRN, 5.74%, 02/25/33	465
110	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	110
	Residential Asset Securities Corp.,
252	Series 2002-KS4, Class AIIB, FRN, 5.57%, 07/25/32	252
422	Series 2003-KS5, Class AIIB, FRN, 5.61%, 07/25/33	422
455	Series 2003-KS9, Class A2B, FRN, 5.64%, 11/25/33	456
5,605	SLM Student Loan Trust, Series 2003-11, Class A5, FRN, 2.99%, 12/15/22 (e)	5,555
1,703	Triad Auto Receivables Owner Trust, Series 2003-B, Class A4, 3.20%, 12/13/10	1,675
2,155	Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4, 2.94%, 03/22/10	2,126
	Wachovia Asset Securitization, Inc.,
689	Series 2002-HE2, Class A, FRN, 5.75%, 12/25/32	689
2,262	Series 2003-HE3, Class A, FRN, 5.57%, 11/25/33	2,267
	WFS Financial Owner Trust,
683	Series 2003-2, Class A4, 2.41%, 12/20/10	677
1,093	Series 2003-4, Class A4, 3.15%, 05/20/11	1,080

	Total Asset-Backed Securities (Cost $94,199)	94,615

	Collateralized Mortgage Obligations — 47.4%
	Agency CMO — 34.7%
2,620	Federal Home Loan Bank, Series 2000, Class Y, 5.27%, 12/28/12	2,629
	Federal Home Loan Mortgage Corp.,

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

180		Series 11, Class D, 9.50%, 07/15/19	188
56		Series 22, Class C, 9.50%, 04/15/20	58
86		Series 23, Class F, 9.60%, 04/15/20	92
1		Series 41, Class I, HB, 84.00%, 05/15/20	2
11		Series 47, Class F, 10.00%, 06/15/20	12
32		Series 99, Class Z, 9.50%, 01/15/21	33
16		Series 134, Class B, IO, 9.00%, 04/01/22	4
1		Series 204, Class E, IF, IO, 820.8%, 05/15/23	2
-(h	)	Series 1045, Class G, HB, 1,069.20%, 02/15/21	-(h	)
38		Series 1065, Class J, 9.00%, 04/15/21	40
12		Series 1079, Class S, IF, 15.73%, 05/15/21	12
60		Series 1084, Class F, FRN, 6.32%, 05/15/21	60
42		Series 1084, Class S, IF, FRN, 21.04%, 05/15/21	42
64		Series 1116, Class I, 5.50%, 08/15/21	64
51		Series 1144, Class KB, 8.50%, 09/15/21	51
-(h	)	Series 1172, Class L, VAR, HB, 1,180.80%, 11/15/21	1
2		Series 1196, Class B, HB, IF, 532.8%, 01/15/22	23
674		Series 1212, Class IZ, 8.00%, 02/15/22	675
100		Series 1250, Class J, 7.00%, 05/15/22	100
-(h	)	Series 1298, Class L, HB, 981.87%, 06/15/07	-(h	)
123		Series 1343, Class LA, 8.00%, 08/15/22	124
156		Series 1343, Class LB, 7.50%, 08/15/22	156
296		Series 1370, Class JA, FRN, 6.53%, 09/15/22	297
278		Series 1455, Class WB, IF, 1.99%, 12/15/22	262
20		Series 1465, Class SA, IF, IO, 3.62%, 02/15/08	-(h	)
1,288		Series 1466, Class PZ, 7.50%, 02/15/23	1,311
22		Series 1470, Class F, FRN, 5.38%, 02/15/23	22
1,567		Series 1498, Class I, FRN, 6.53%, 04/15/23	1,589
1,968		Series 1502, Class PX, 7.00%, 04/15/23	2,025
265		Series 1505, Class Q, 7.00%, 05/15/23	272
16		Series 1506, Class F, FRN, 6.03%, 05/15/08	16
3		Series 1506, Class S, IF, 9.71%, 05/15/08	3
55		Series 1506, Class SD, FRN, IO, 3.13%, 05/15/08	-(h)
1,169		Series 1512, Class J, 6.50%, 05/15/08	1,164
224		Series 1513, Class N, 6.50%, 05/15/08	223
630		Series 1518, Class G, IF, 3.81%, 05/15/23	629
223		Series 1541, Class M, IF, 10.28%, 07/15/23	249
606		Series 1541, Class O, FRN, 3.94%, 07/15/23	594
86		Series 1544, Class J, IF, 7.03%, 07/15/08	87
652		Series 1558, Class D, 6.50%, 07/15/23	659
86		Series 1561, Class TA, PO, 08/15/08	84
56		Series 1570, Class F, FRN, 5.88%, 08/15/23	57
2,201		Series 1573, Class PZ, 7.00%, 09/15/23	2,275
63		Series 1575, Class FB, FRN, 6.87%, 08/15/08	64
26		Series 1575, Class SB, IF, 3.38%, 08/15/08	26
1,220		Series 1591, Class PV, 6.25%, 10/15/23	1,247
175		Series 1595, Class D, 7.00%, 10/15/13	177
535		Series 1596, Class D, 6.50%, 10/15/13	544
39		Series 1602, Class SA, IF, 5.28%, 10/15/23	40
130		Series 1604, Class SA, IF, 6.64%, 11/15/08	131
218		Series 1606, Class SC, IF, 9.23%, 11/15/08	222
78		Series 1607, Class SA, IF, 9.21%, 10/15/13	85
4,200		Series 1608, Class L, 6.50%, 09/15/23	4,360
1,866		Series 1609, Class LG, IF, 5.69%, 11/15/23	1,930
703		Series 1611, Class JA, IF, 6.63%, 08/15/23	707
670		Series 1611, Class JB, IF, 2.72%, 08/15/23	659
237		Series 1612, Class SD, IF, 6.79%, 11/15/08	239
237		Series 1625, Class SD, IF, 8.51%, 12/15/08	242
2,440		Series 1642, Class PJ, 6.00%, 11/15/23	2,474
71		Series 1659, Class SB, IF, 8.50%, 01/15/09	72
21		Series 1671, Class QC, IF, 10.00%, 02/15/24	25
128		Series 1685, Class Z, 6.00%, 11/15/23	128
24		Series 1686, Class SH, IF, 7.14%, 02/15/24	26
110		Series 1689, Class SD, IF, 8.95%, 10/15/23	113
560		Series 1695, Class EB, 7.00%, 03/15/24	590
460		Series 1698, Class SC, IF, 9.70%, 03/15/09	480
159		Series 1699, Class FC, IF, 5.97%, 03/15/24	160
728		Series 1700, Class GA, PO, 02/15/24	632
1,401		Series 1706, Class K, 7.00%, 03/15/24	1,471
76		Series 1709, Class FA, IF, 3.93%, 03/15/24	75
208		Series 1745, Class D, 7.50%, 08/15/24	208
1,978		Series 1798, Class F, 5.00%, 05/15/23	1,939
190		Series 1807, Class A, 6.00%, 11/15/08	190
31		Series 1807, Class G, 9.00%, 10/15/20	32
573		Series 1829, Class ZB, 6.50%, 03/15/26	590
81		Series 1844, Class E, 6.50%, 10/15/13	81
3,738		Series 1863, Class Z, 6.50%, 07/15/26	3,855
58		Series 1865, Class D, PO, 02/15/24	40
350		Series 1890, Class H, 7.50%, 09/15/26	370
845		Series 1899, Class ZE, 8.00%, 09/15/26	875
146		Series 1900, Class T, PO, 08/15/08	145
55		Series 1935, Class FL, IF, 6.08%, 02/15/27	55
780		Series 1963, Class Z, 7.50%, 01/15/27	801
155		Series 1967, Class PC, PO, 10/15/08	153
128		Series 1970, Class PG, 7.25%, 07/15/27	128
1,081		Series 1981, Class Z, 6.00%, 05/15/27	1,098
494		Series 1987, Class PE, 7.50%, 09/15/27	503
2,890		Series 2006-58, PO, 07/25/36	2,240
8,098		Series 2006-59, Class QO, PO, 01/25/33	6,431
60		Series 2017, Class SE, IF, 8.03%, 12/15/08	61
1,143		Series 2019, Class Z, 6.50%, 12/15/27	1,176
827		Series 2025, Class PE, 6.30%, 01/15/13	837
410		Series 2033, Class SN, IF, IO, 11.76%, 03/15/24	142
1,100		Series 2038, Class PN, IO, 7.00%, 03/15/28	219

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,540	Series 2040, Class PE, 7.50%, 03/15/28	1,589
1,517	Series 2054, Class PV, 7.50%, 05/15/28	1,584
1,144	Series 2055, Class OE, 6.50%, 05/15/13	1,167
3,627	Series 2075, Class PH, 6.50%, 08/15/28	3,727
2,660	Series 2075, Class PM, 6.25%, 08/15/28	2,729
2,026	Series 2086, Class GB, 6.00%, 09/15/28	2,057
1,313	Series 2089, Class PJ, IO, 7.00%, 10/15/28	238
5,715	Series 2095, Class PE, 6.00%, 11/15/28	5,836
726	Series 2097, Class PV, 6.00%, 09/15/09	729
2,601	Series 2102, Class TC, 6.00%, 12/15/13	2,645
1,683	Series 2102, Class TU, 6.00%, 12/15/13	1,711
6,703	Series 2115, Class PE, 6.00%, 01/15/14	6,815
2,033	Series 2125, Class JZ, 6.00%, 02/15/29	2,066
52	Series 2130, Class QR, 6.00%, 02/15/28	51
373	Series 2132, Class SB, IF, 7.50%, 03/15/29	409
303	Series 2134, Class PI, 6.50%, 03/15/19	51
184	Series 2135, Class UK, IO, 6.50%, 03/15/14	25
190	Series 2141, IO, 7.00%, 04/15/29	36
284	Series 2143, Class CD, 6.00%, 02/15/28	284
396	Series 2163, Class PC, IO, 7.50%, 06/15/29	79
2,240	Series 2169, Class TB, 7.00%, 06/15/29	2,373
1,400	Series 2172, Class QC, 7.00%, 07/15/29	1,477
1,753	Series 2176, Class OJ, 7.00%, 08/15/29	1,814
490	Series 2189, Class SA, IF, 6.89%, 02/15/28	490
1,219	Series 2201, Class C, 8.00%, 11/15/29	1,274
890	Series 2209, Class TC, 8.00%, 01/15/30	944
1,249	Series 2210, Class Z, 8.00%, 01/15/30	1,304
289	Series 2224, Class CB, 8.00%, 03/15/30	299
1,016	Series 2230, Class Z, 8.00%, 04/15/30	1,031
859	Series 2234, Class PZ, 7.50%, 05/15/30	887
697	Series 2247, Class Z, 7.50%, 08/15/30	700
927	Series 2256, Class MC, 7.25%, 09/15/30	938
1,981	Series 2259, Class ZM, 7.00%, 10/15/30	2,047
101	Series 2261, Class ZY, 7.50%, 10/15/30	103
267	Series 2262, Class Z, 7.50%, 10/15/30	269
1,849	Series 2271, Class PC, 7.25%, 12/15/30	1,888
2,184	Series 2283, Class K, 6.50%, 12/15/23	2,298
1,313	Series 2296, Class PD, 7.00%, 03/15/31	1,364
76	Series 2299, Class G, 7.00%, 05/15/14	76
353	Series 2306, Class K, PO, 05/15/24	295
835	Series 2306, Class SE, IF, IO, 5.99%, 05/15/24	117
1,261	Series 2313, Class LA, 6.50%, 05/15/31	1,301
850	Series 2323, Class VO, 6.00%, 10/15/22	854
2,697	Series 2325, Class PM, 7.00%, 06/15/31	2,850
1,228	Series 2335, Class VH, 7.00%, 05/15/14	1,230
6,938	Series 2344, Class QG, 6.00%, 08/15/16	7,067
14,349	Series 2344, Class ZD, 6.50%, 08/15/31	14,766
1,254	Series 2344, Class ZJ, 6.50%, 08/15/31	1,291
1,429	Series 2345, Class NE, 6.50%, 08/15/31	1,468
2,105	Series 2345, Class PQ, 6.50%, 08/15/16	2,164
1,102	Series 2351, Class PZ, 6.50%, 08/15/31	1,135
2,415	Series 2353, Class TD, 6.00%, 09/15/16	2,470
2,187	Series 2355, Class BP, 6.00%, 09/15/16	2,229
950	Series 2359, Class PM, 6.00%, 09/15/16	967
1,814	Series 2359, Class ZB, 8.50%, 06/15/31	2,058
4,030	Series 2360, Class PG, 6.00%, 09/15/16	4,100
2,168	Series 2362, Class PD, 6.50%, 06/15/20	2,179
441	Series 2362, Class PJ, 6.50%, 10/15/28	442
947	Series 2363, Class PF, 6.00%, 09/15/16	964
1,736	Series 2366, Class MD, 6.00%, 10/15/16	1,769
2,321	Series 2367, Class ME, 6.50%, 10/15/31	2,411
1,451	Series 2371, Class VB, 6.00%, 08/15/15	1,452
119	Series 2374, Class PV, 5.50%, 12/15/14	118
72	Series 2382, Class TL, IO, 6.50%, 02/15/31	2
179	Series 2391, Class QE, 5.50%, 05/15/15	179
6,748	Series 2391, Class QR, 5.50%, 12/15/16	6,802
1,136	Series 2391, Class VQ, 6.00%, 10/15/12	1,158
2,800	Series 2392, Class PV, 6.00%, 12/15/20	2,813
2,167	Series 2394, Class MC, 6.00%, 12/15/16	2,208
2,800	Series 2399, Class OH, 6.50%, 01/15/32	2,891
4,480	Series 2399, Class TH, 6.50%, 01/15/32	4,626
4,480	Series 2410, Class NG, 6.50%, 02/15/32	4,655
1,343	Series 2410, Class OE, 6.38%, 02/15/32	1,375
3,436	Series 2410, Class QS, IF, 5.67%, 02/15/32	3,528
1,128	Series 2410, Class QX, IF, IO, 3.33%, 02/15/32	112
572	Series 2412, Class SE, IF, 5.02%, 02/15/09	569
2,030	Series 2412, Class SP, IF, 5.46%, 02/15/32	2,075
5,270	Series 2420, Class XK, 6.50%, 02/15/32	5,452
2,515	Series 2423, Class MC, 7.00%, 03/15/32	2,615
2,569	Series 2423, Class MT, 7.00%, 03/15/32	2,670
2,032	Series 2425, Class OB, 6.00%, 03/15/17	2,072
3,360	Series 2430, Class WF, 6.50%, 03/15/32	3,506
3,640	Series 2434, Class TC, 7.00%, 04/15/32	3,790
840	Series 2435, Class CJ, 6.50%, 04/15/32	885
2,800	Series 2435, Class VH, 6.00%, 07/15/19	2,863
3,253	Series 2436, Class MC, 7.00%, 04/15/32	3,388
2,269	Series 2444, Class ES, IF, IO, 2.63%, 03/15/32	183
1,343	Series 2450, Class GZ, 7.00%, 05/15/32	1,390
1,816	Series 2450, Class SW, IF, IO, 2.68%, 03/15/32	146
3,636	Series 2455, Class GK, 6.50%, 05/15/32	3,784
1,400	Series 2458, Class QE, 5.50%, 06/15/17	1,414
3,647	Series 2460, Class VZ, 6.00%, 11/15/29	3,699
2,856	Series 2466, Class PG, 6.50%, 04/15/32	2,959
1,400	Series 2466, Class PH, 6.50%, 06/15/32	1,478

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,800	Series 2474, Class NR, 6.50%, 07/15/32	2,915
985	Series 2480, Class PV, 6.00%, 07/15/11	1,002
2,670	Series 2484, Class LZ, 6.50%, 07/15/32	2,809
1,274	Series 2488, Class WS, IF, 5.02%, 08/15/17	1,221
2,158	Series 2498, Class UD, 5.50%, 06/15/16	2,159
1,120	Series 2500, Class GD, 5.50%, 12/15/15	1,119
3,360	Series 2500, Class MC, 6.00%, 09/15/32	3,422
1,440	Series 2500, Class TD, 5.50%, 02/15/16	1,438
1,680	Series 2512, Class PG, 5.50%, 10/15/22	1,681
3,366	Series 2513, Class YO, PO, 02/15/32	2,981
5,601	Series 2515, Class DE, 4.00%, 03/15/32	5,271
2,327	Series 2518, Class PX, 5.50%, 09/15/13	2,354
694	Series 2519, Class BT, 8.50%, 09/15/31	744
866	Series 2521, Class PU, 5.50%, 05/15/10	870
3,136	Series 2527, Class VU, 5.50%, 10/15/13	3,159
2,520	Series 2535, Class BK, 5.50%, 12/15/22	2,546
3,360	Series 2537, Class TE, 5.50%, 12/15/17	3,405
1,680	Series 2541, Class GX, 5.50%, 02/15/17	1,687
2,800	Series 2543, Class YX, 6.00%, 12/15/32	2,871
3,640	Series 2544, Class HC, 6.00%, 12/15/32	3,718
3,763	Series 2552, Class ME, 6.00%, 01/15/33	3,851
2,714	Series 2565, Class MB, 6.00%, 05/15/30	2,745
1,904	Series 2567, Class QD, 6.00%, 02/15/33	1,956
841	Series 2571, Class SK, IF, 11.56%, 09/15/23	1,005
5,601	Series 2575, Class ME, 6.00%, 02/15/33	5,731
1,416	Series 2586, Class HD, 5.50%, 03/15/23	1,394
3,286	Series 2586, Class WI, IO, 6.50%, 03/15/33	695
2,480	Series 2594, Class VA, 6.00%, 03/15/33	2,517
5,363	Series 2594, Class VP, 6.00%, 03/15/33	5,431
5,265	Series 2594, Class VQ, 6.00%, 03/15/33	5,349
1,420	Series 2595, Class HC, 5.50%, 03/15/33	1,419
20,130	Series 2596, Class QG, 6.00%, 03/15/33	14,266
9,114	Series 2597, Class DS, IF, IO, 2.23%, 02/15/33	626
12,338	Series 2599, Class DS, IF, IO, 1.68%, 02/15/33	665
15,073	Series 2610, Class DS, IF, IO, 1.78%, 03/15/33	926
15,533	Series 2611, Class SH, IF, IO, 2.33%, 10/15/21	1,037
1,680	Series 2611, Class UH, 4.50%, 05/15/18	1,605
2,240	Series 2617, Class GR, 4.50%, 05/15/18	2,146
554	Series 2619, Class HR, 3.50%, 11/15/31	521
2,338	Series 2619, Class IM, IO, 5.00%, 10/15/21	312
802	Series 2624, Class IU, IO, 5.00%, 06/15/33	210
13,747	Series 2626, Class NS, IO, 1.23%, 06/15/23	807
2,957	Series 2630, Class KN, 2.50%, 04/15/13	2,886
3,360	Series 2631, Class LC, 4.50%, 06/15/18	3,224
864	Series 2633, Class EO, PO, 08/15/33	622
19,316	Series 2636, Class Z, 4.50%, 06/15/18	18,401
4,306	Series 2637, Class SA, IF, IO, 0.78%, 06/15/18	127
920	Series 2638, Class DS, IF, 3.28%, 07/15/23	809
5,771	Series 2638, Class SA, IF, IO, 1.78%, 11/15/16	261
1,232	Series 2640, Class UG, IO, 5.00%, 01/15/32	350
1,504	Series 2640, Class UR, IO, 4.50%, 08/15/17	134
1,306	Series 2643, Class HI, IO, 4.50%, 12/15/16	126
534	Series 2643, Class KG, 4.00%, 05/15/18	533
9,679	Series 2650, Class SO, PO, 12/15/32	7,992
17,771	Series 2651, Class VZ, 4.50%, 07/15/18	16,912
2,375	Series 2656, Class SH, IF, 5.64%, 02/15/25	2,304
4,014	Series 2668, Class SB, IF, 2.47%, 10/15/15	3,739
2,800	Series 2672, Class ME, 5.00%, 11/15/22	2,756
917	Series 2672, Class SJ, IF, 2.43%, 09/15/16	807
8,401	Series 2675, Class CK, 4.00%, 09/15/18	7,776
3,592	Series 2682, Class YS, IF, 1.02%, 10/15/33	2,551
574	Series 2683, Class VA, 5.50%, 02/15/21	579
4,480	Series 2684, Class TO, PO, 10/15/33	2,821
2,240	Series 2686, Class GB, 5.00%, 05/15/20	2,229
5,985	Series 2686, Class NS, IF, IO, 2.28%, 10/15/21	393
2,690	Series 2691, Class WS, IF, 1.02%, 10/15/33	1,981
1,000	Series 2695, Class DE, 4.00%, 01/15/17	956
929	Series 2696, Class CO, PO, 10/15/18	650
1,791	Series 2702, Class PC, 5.00%, 01/15/23	1,756
1,809	Series 2705, Class SC, IF, 1.02%, 11/15/33	1,348
3,418	Series 2705, Class SD, IF, 2.16%, 11/15/33	2,729
2,240	Series 2715, Class OG, 5.00%, 01/15/23	2,175
4,480	Series 2716, Class UN, 4.50%, 12/15/23	4,255
2,240	Series 2720, Class PC, 5.00%, 12/15/23	2,203
4,665	Series 2721, Class PI, IO, 5.00%, 05/15/16	244
400	Series 2727, PO, 01/15/34	229
11,481	Series 2727, Class BS, IF, 1.10%, 01/15/34	7,926
90	Series 2733, Class GF, PO, 09/15/33	85
1,254	Series 2739, Class S, IF, 1.36%, 01/15/34	843
2,000	Series 2743, Class HC, 4.50%, 12/15/15	1,969
2,150	Series 2743, Class HD, 4.50%, 08/15/17	2,095
2,008	Series 2744, Class FE, PO, 02/15/34	1,593
1,120	Series 2744, Class PC, 5.50%, 01/15/31	1,124
2,535	Series 2744, Class PE, 5.50%, 02/15/34	2,574
4,827	Series 2744, Class TU, 5.50%, 05/15/32	4,807
3,335	Series 2749, Class PK, IO, 5.00%, 09/15/22	131
1,173	Series 2753, Class S, IF, 1.36%, 02/15/34	860
5,685	Series 2755, Class PA, PO, 02/15/29	4,923
4,757	Series 2755, Class SA, IF, 3.56%, 05/15/30	4,599
2,000	Series 2764, Class UC, 5.00%, 05/15/27	1,993
1,715	Series 2766, Class SX, IF, 0.54%, 03/15/34	1,341
1,048	Series 2769, PO, 03/15/34	704
675	Series 2771, Class FG, PO, 03/15/34	520
5,526	Series 2776, Class SK, IF, 1.10%, 04/15/34	4,193

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,124	Series 2778, Class BS, IF, 2.45%, 04/15/34	992
1,202	Series 2780, Class JG, 4.50%, 04/15/19	1,143
2,000	Series 2809, Class UB, 4.00%, 09/15/17	1,903
2,000	Series 2809, Class UC, 4.00%, 06/15/19	1,836
384	Series 2827, Class SQ, IF, 7.50%, 01/15/19	397
157	Series 2841, Class GO, PO, 08/15/34	136
1,687	Series 2846, PO, 08/15/34	1,249
967	Series 2849, PO, 08/15/34	761
2,000	Series 2864, Class GB, 4.00%, 09/15/19	1,846
6,500	Series 2872, Class JD, 4.50%, 01/15/16	6,409
335	Series 2888, Class SL, IF, 1.76%, 11/15/34	312
2,319	Series 2965, Class GD, 4.50%, 04/15/20	2,226
1,000	Series 2975, Class KO, PO, 05/15/35	775
2,043	Series 2989, PO, 06/15/23	1,622
4,000	Series 3047, Class OB, 5.50%, 12/15/33	4,057
2,500	Series 3064, Class OB, 5.50%, 07/15/29	2,522
2,741	Series 3101, Class EA, 6.00%, 06/15/20	2,745
2,872	Series 3117, Class EO, PO, 02/15/36	2,226
3,754	Series 3117, Class OK, PO, 02/15/36	2,919
793	Series 3122, Class ZB, 6.00%, 03/15/36	789
5,455	Series 3134, PO, 03/15/36	4,311
6,462	Series 3138, PO, 04/15/36	4,937
3,440	Series 3150, PO, 05/15/36	2,640
1,961	Series 3158, Class LX, IF, 0.00%, 05/15/36	1,751
829	Series 3164, Class CF, IF, 0.00%, 04/15/33	739
2,867	Series 3189, Class SN, IF, 0.79%, 11/15/35	2,753
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities,
2,010	Series T-41, Class 3A, 7.50%, 07/25/32	2,091
1,255	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	1,307
2,067	Series T-54, Class 3A, 7.00%, 02/25/43	2,137
877	Series T-58, Class A, 6.00%, 09/25/43	747
6,000	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.50%, 02/25/43	6,075
	Federal Home Loan Mortgage Corp.- Government National Mortgage Association,
1,240	Series 8, Class ZA, 7.00%, 03/25/23	1,266
1,808	Series 55, Class GL, IF, IO, 0.60%, 04/25/24	10
	Federal National Mortgage Association,
26	Series 23, Class 2, IO, 10.00%, 09/01/17	6
3	Series 50, Class 2, IO, 10.50%, 03/01/19	1
95	Series 218, Class 2, IO, 7.50%, 04/01/23	20
76	Series 265, Class 2, 9.00%, 03/01/24	81
2,108	Series 329, Class 1, PO, 12/01/32	1,653
2,393	Series 340, Class 1, PO, 09/01/33	1,799
2,529	Series 2596, Class QG, 2.72%, 03/15/33	2,390
5,500	Series 3179, Class OA, PO, 07/15/36	4,154
20	Series 1988-7, Class Z, 9.25%, 04/25/18	21
92	Series 1989-70, Class G, 8.00%, 10/25/19	98
31	Series 1989-78, Class H, 9.40%, 11/25/19	34
61	Series 1989-83, Class H, 8.50%, 11/25/19	65
63	Series 1989-89, Class H, 9.00%, 11/25/19	68
44	Series 1990-1, Class D, 8.80%, 01/25/20	48
11	Series 1990-60, Class K, 5.50%, 06/25/20	11
19	Series 1990-63, Class H, 9.50%, 06/25/20	20
20	Series 1990-93, Class G, 5.50%, 08/25/20	20
-(h)	Series 1990-94, Class H, HB, 505.92%, 08/25/20	5
-(h)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/20	9
77	Series 1990-102, Class J, 6.50%, 08/25/20	79
150	Series 1990-120, Class H, 9.00%, 10/25/20	163
13	Series 1990-134, Class SC, IF, 13.58%, 11/25/20	15
1	Series 1990-140, Class K, HB, 652.15%, 12/25/20	8
-(h)	Series 1991-7, Class K, HB, 907.68%, 02/25/21	3
63	Series 1991-24, Class Z, 5.00%, 03/25/21	62
65	Series 1992-38, Class Z, 7.50%, 02/25/22	66
12	Series 1992-101, Class J, 7.50%, 06/25/22	12
341	Series 1992-136, Class PK, 6.00%, 08/25/22	349
225	Series 1992-143, Class MA, 5.50%, 09/25/22	227
27	Series 1992-152, Class N, IO, 8.00%, 08/25/07	1
232	Series 1992-156, Class K, 7.50%, 09/25/07	233
573	Series 1992-163, Class M, 7.75%, 09/25/22	609
1,018	Series 1992-188, Class PZ, 7.50%, 10/25/22	1,076
75	Series 1993-8, Class H, 7.00%, 01/25/08	76
448	Series 1993-21, Class KA, 7.70%, 03/25/23	476
639	Series 1993-25, Class J, 7.50%, 03/25/23	677
177	Series 1993-27, Class SA, IF, 15.50%, 02/25/23	222
264	Series 1993-55, Class K, 6.50%, 05/25/08	265
108	Series 1993-59, Class FA, IF, 6.09%, 05/25/08	108
274	Series 1993-62, Class SA, IF, 10.31%, 04/25/23	311
33	Series 1993-72, Class F, IF, 5.28%, 05/25/08	33
20	Series 1993-107, Class F, IF, 5.23%, 06/25/08	20
254	Series 1993-164, Class SC, IF, 9.03%, 09/25/08	263
134	Series 1993-165, Class SD, IF, 5.56%, 09/25/23	135
290	Series 1993-165, Class SK, IF, 12.50%, 09/25/23	349
683	Series 1993-167, Class GA, 7.00%, 09/25/23	698
75	Series 1993-175, Class SA, IF, 11.76%, 09/25/08	79
199	Series 1993-179, Class SB, IF, 10.58%, 10/25/23	230
132	Series 1993-179, Class SC, IF, 10.50%, 10/25/23	150
70	Series 1993-186, Class SA, IF, 9.25%, 09/25/08	72
224	Series 1993-190, Class S, IF, 6.64%, 10/25/08	227
74	Series 1993-196, Class FA, IF, 5.28%, 10/25/08	74
41	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	43
98	Series 1993-197, Class SB, IF, 6.27%, 10/25/08	100
760	Series 1993-199, Class FA, IF, 5.89%, 10/25/23	769
378	Series 1993-205, Class H, PO, 09/25/23	316
724	Series 1993-220, Class SG, IF, 5.31%, 11/25/13	756

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

298	Series 1993-221, Class FH, IF, 6.44%, 12/25/08	301
145	Series 1993-221, Class SE, IF, 9.50%, 12/25/08	150
372	Series 1993-225, Class UB, 6.50%, 12/25/23	386
113	Series 1993-230, Class FA, IF, 5.94%, 12/25/23	115
276	Series 1993-233, Class SB, IF, 7.76%, 12/25/08	282
584	Series 1993-247, Class FE, IF, 6.34%, 12/25/23	595
271	Series 1993-247, Class SU, IF, 8.57%, 12/25/23	303
1,154	Series 1993-250, Class Z, 7.00%, 12/25/23	1,191
3,958	Series 1993-257, Class C, PO, 06/25/23	3,461
78	Series 1994-12, Class FC, IF, 5.43%, 01/25/09	77
29	Series 1994-13, Class SK, IF, 8.85%, 02/25/09	30
8	Series 1994-33, Class F, IF, 5.74%, 03/25/09	8
152	Series 1994-33, Class FA, IF, 5.38%, 03/25/09	152
884	Series 1994-34, Class DZ, 6.00%, 03/25/09	887
2,250	Series 1994-37, Class L, 6.50%, 03/25/24	2,325
8,910	Series 1994-40, Class Z, 6.50%, 03/25/24	9,279
205	Series 1994-55, Class G, 6.75%, 12/25/23	205
277	Series 1995-2, Class Z, 8.50%, 03/25/25	293
373	Series 1995-19, Class Z, 6.50%, 11/25/23	406
2,388	Series 1996-14, Class SE, IF, IO, 5.98%, 08/25/23	401
92	Series 1996-20, Class L, PO, 09/25/08	88
171	Series 1996-24, Class B, PO, 10/25/08	168
177	Series 1996-24, Class E, PO, 03/25/09	168
91	Series 1996-27, Class FC, IF, 5.84%, 03/25/17	91
345	Series 1996-32, Class PH, 7.00%, 01/25/26	347
438	Series 1996-39, Class J, PO, 09/25/08	420
204	Series 1996-59, Class J, 6.50%, 08/25/22	211
2,631	Series 1997-20, IF, IO, 1.84%, 03/25/27	149
148	Series 1997-27, Class J, 7.50%, 04/18/27	156
238	Series 1997-29, Class J, 7.50%, 04/20/27	249
1,445	Series 1997-39, Class PD, 7.50%, 05/20/27	1,510
1,122	Series 1997-42, Class EN, 7.25%, 07/18/27	1,150
240	Series 1997-42, Class ZC, 6.50%, 07/18/27	247
159	Series 1997-51, Class PM, IO, 7.00%, 05/18/12	10
3,511	Series 1997-61, Class ZC, 7.00%, 02/25/23	3,678
640	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	131
108	Series 1998-4, Class C, PO, 04/25/23	91
249	Series 1998-27, Class B, PO, 12/25/08	238
2,555	Series 1998-36, Class ZB, 6.00%, 07/18/28	2,597
859	Series 1998-43, Class SA, IF, IO, 11.24%, 04/25/23	274
1,164	Series 1998-66, Class SB, IF, IO, 2.83%, 12/25/28	105
643	Series 1999-17, Class C, 6.35%, 04/25/29	662
1,893	Series 1999-18, Class Z, 5.50%, 04/18/29	1,891
1,566	Series 1999-38, Class SK, IF, IO, 2.73%, 08/25/23	125
369	Series 1999-52, Class NS, IF, 8.48%, 10/25/23	426
897	Series 1999-62, Class PB, 7.50%, 12/18/29	945
2,924	Series 2000-2, Class ZE, 7.50%, 02/25/30	3,090
1,268	Series 2000-20, Class SA, IF, IO, 3.78%, 07/25/30	139
229	Series 2000-52, IO, 8.50%, 01/25/31	58
1,376	Series 2001-4, Class PC, 7.00%, 03/25/21	1,434
1,427	Series 2001-5, Class OW, 6.00%, 03/25/16	1,449
1,057	Series 2001-7, Class PF, 7.00%, 03/25/31	1,104
2,816	Series 2001-7, Class PR, 6.00%, 03/25/16	2,927
3,303	Series 2001-10, Class PR, 6.00%, 04/25/16	3,420
307	Series 2001-28, Class VB, 6.00%, 02/25/20	306
2,296	Series 2001-30, Class PM, 7.00%, 07/25/31	2,404
1,334	Series 2001-31, Class VD, 6.00%, 05/25/31	1,357
4,164	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	832
2,511	Series 2001-36, Class DE, 7.00%, 08/25/31	2,593
5,058	Series 2001-44, Class MY, 7.00%, 09/25/31	5,372
942	Series 2001-44, Class PD, 7.00%, 09/25/31	982
1,113	Series 2001-44, Class PU, 7.00%, 09/25/31	1,159
4,762	Series 2001-48, Class Z, 6.50%, 09/25/21	4,988
1,004	Series 2001-49, Class DQ, 6.00%, 11/25/15	1,007
940	Series 2001-49, Class Z, 6.50%, 09/25/31	972
872	Series 2001-50, Class VB, 6.50%, 12/25/16	874
717	Series 2001-52, Class KB, 6.50%, 10/25/31	741
717	Series 2001-52, Class XM, 6.50%, 11/25/10	727
2,853	Series 2001-52, Class XN, 6.50%, 11/25/15	2,946
2,800	Series 2001-61, Class VB, 7.00%, 12/25/16	2,846
1,120	Series 2001-61, Class VQ, 6.50%, 08/25/15	1,123
4,472	Series 2001-61, Class Z, 7.00%, 11/25/31	4,717
371	Series 2001-71, Class JW, 6.00%, 08/25/21	373
1,427	Series 2001-71, Class MB, 6.00%, 12/25/16	1,453
3,312	Series 2001-71, Class QE, 6.00%, 12/25/16	3,371
691	Series 2001-72, Class SX, IF, 5.08%, 12/25/31	693
3,360	Series 2001-74, Class MB, 6.00%, 12/25/16	3,462
496	Series 2001-78, Class VB, 6.00%, 12/25/15	495
3,220	Series 2001-80, Class PE, 6.00%, 07/25/29	3,262
943	Series 2002-1, Class HC, 6.50%, 02/25/22	972
941	Series 2002-1, Class SA, IF, 7.90%, 02/25/32	1,046
584	Series 2002-1, Class UD, IF, 5.80%, 12/25/23	614
3,782	Series 2002-2, Class UC, 6.00%, 02/25/17	3,824
10,361	Series 2002-3, Class OG, 6.00%, 02/25/17	10,571
2,563	Series 2002-4, Class VC, 6.50%, 03/25/24	2,568
2,240	Series 2002-7, Class O, 6.00%, 03/25/17	2,283
141	Series 2002-7, Class QM, 6.00%, 02/25/20	140
5,811	Series 2002-7, Class TG, 6.00%, 03/25/17	5,950
894	Series 2002-8, Class SR, IF, 5.02%, 03/25/09	884
539	Series 2002-9, Class VE, 6.50%, 12/25/12	541
1,288	Series 2002-11, Class QG, 5.50%, 03/25/17	1,304
6,830	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	345
127	Series 2002-13, Class ST, IF, 10.00%, 03/25/32	144
9,941	Series 2002-18, Class PC, 5.50%, 04/25/17	10,080

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,385	Series 2002-19, Class PE, 6.00%, 04/25/17	2,427
375	Series 2002-21, Class LO, PO, 04/25/32	311
3,179	Series 2002-21, Class PE, 6.50%, 04/25/32	3,281
1,680	Series 2002-24, Class AJ, 6.00%, 04/25/17	1,728
7,500	Series 2002-28, Class PK, 6.50%, 05/25/32	7,749
130	Series 2002-36, Class HZ, 7.00%, 12/25/29	130
2,208	Series 2002-37, Class Z, 6.50%, 06/25/32	2,267
1,120	Series 2002-42, Class C, 6.00%, 07/25/17	1,159
5,601	Series 2002-48, Class GH, 6.50%, 08/25/32	5,853
1,008	Series 2002-55, Class QE, 5.50%, 09/25/17	1,015
16,802	Series 2002-56, Class UC, 5.50%, 09/25/17	16,960
2,572	Series 2002-61, Class PE, 5.50%, 05/25/16	2,569
726	Series 2002-73, Class S, IF, 2.95%, 11/25/09	712
4,480	Series 2002-74, Class LD, 5.00%, 01/25/16	4,448
6,161	Series 2002-74, Class PD, 5.00%, 11/25/15	6,118
3,216	Series 2002-74, Class VA, 6.00%, 11/25/31	3,210
7,001	Series 2002-74, Class VB, 6.00%, 11/25/31	7,070
2,878	Series 2002-77, Class S, IF, 4.73%, 12/25/32	2,844
4,679	Series 2002-83, Class CS, 6.88%, 08/25/23	4,879
733	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	108
997	Series 2002-93, Class PD, 3.50%, 02/25/29	967
4,621	Series 2002-94, Class BK, 5.50%, 01/25/18	4,687
2,328	Series 2003-8, Class SB, IF, IO, 2.33%, 03/25/16	89
1,504	Series 2003-16, Class PI, IO, 5.00%, 11/25/12	30
3,752	Series 2003-22, Class UD, 4.00%, 04/25/33	3,148
952	Series 2003-27, Class DW, 4.50%, 04/25/17	921
1,400	Series 2003-32, Class KC, 5.00%, 05/25/18	1,383
2,614	Series 2003-34, Class AX, 6.00%, 05/25/33	2,666
2,256	Series 2003-34, Class ED, 6.00%, 05/25/33	2,347
1,400	Series 2003-39, IO, VAR, 6.00%, 05/25/33	296
1,960	Series 2003-39, Class LW, 5.50%, 05/25/23	1,937
2,800	Series 2003-41, Class PE, 5.50%, 05/25/23	2,856
1,092	Series 2003-42, Class GB, 4.00%, 05/25/33	973
1,120	Series 2003-47, Class PE, 5.75%, 06/25/33	1,136
1,172	Series 2003-52, Class PA, 6.50%, 06/25/35	1,217
1,839	Series 2003-52, Class SX, IF, 6.99%, 10/25/31	1,943
1,165	Series 2003-64, Class SX, IF, 0.45%, 07/25/33	843
1,568	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	178
720	Series 2003-67, Class VQ, 7.00%, 01/25/19	751
739	Series 2003-68, Class QP, 3.00%, 07/25/22	687
2,622	Series 2003-71, Class DS, IF, 0.33%, 08/25/33	1,876
732	Series 2003-74, Class SH, IF, 0.59%, 08/25/33	533
18,379	Series 2003-80, Class SY, IF, IO, 2.33%, 06/25/23	1,570
1,580	Series 2003-81, Class LC, 4.50%, 09/25/18	1,519
7,281	Series 2003-83, Class PG, 5.00%, 06/25/23	7,153
2,117	Series 2003-91, Class SD, IF, 3.63%, 09/25/33	1,939
766	Series 2003-92, Class SH, IF, 2.67%, 09/25/18	697
3,360	Series 2003-106, Class US, IF, 1.10%, 11/25/23	2,470
449	Series 2003-106, Class WS, IF, 2.74%, 02/25/23	394
1,000	Series 2003-113, Class PC, 4.00%, 03/25/15	976
11,871	Series 2003-116, Class SB, IF, IO, 2.28%, 11/25/33	854
6,000	Series 2003-117, Class JB, 3.50%, 06/25/33	5,382
2,240	Series 2003-122, Class TE, 5.00%, 12/25/22	2,193
1,680	Series 2003-128, Class KE, 4.50%, 01/25/14	1,653
1,000	Series 2003-128, Class NG, 4.00%, 01/25/19	917
2,133	Series 2003-130, Class SX, IF, 3.54%, 01/25/34	2,072
1,731	Series 2003-132, Class OA, PO, 08/25/33	1,353
8,693	Series 2004-4, Class QI, IF, IO, 1.78%, 06/25/33	545
6,466	Series 2004-4, Class QM, IF, 3.56%, 06/25/33	6,229
4,816	Series 2004-10, Class SC, IF, 7.32%, 02/25/34	5,265
2,955	Series 2004-14, Class SD, IF, 1.10%, 03/25/34	2,166
2,460	Series 2004-21, Class CO, PO, 04/25/34	1,671
1,004	Series 2004-22, Class A, 4.00%, 04/25/19	951
1,680	Series 2004-25, Class PC, 5.50%, 01/25/34	1,689
9,377	Series 2004-25, Class SA, IF, 4.89%, 04/25/34	9,495
8,100	Series 2004-27, Class HB, 4.00%, 05/25/19	7,364
1,120	Series 2004-36, Class PC, 5.50%, 02/25/34	1,122
6,887	Series 2004-36, Class SA, IF, 4.89%, 05/25/34	6,957
3,051	Series 2004-36, Class SN, IF, 3.56%, 07/25/33	2,911
3,148	Series 2004-51, Class SY, IF, 3.60%, 07/25/34	3,031
1,400	Series 2004-53, Class NC, 5.50%, 07/25/24	1,414
903	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	991
1,120	Series 2004-76, Class CL, 4.00%, 10/25/19	1,035
2,000	Series 2004-81, Class AC, 4.00%, 11/25/19	1,844
1,960	Series 2004-92, Class JO, PO, 12/25/34	1,673
1,000	Series 2005-47, Class AN, 5.00%, 12/25/16	996
1,500	Series 2005-68, Class BC, 5.25%, 06/25/35	1,471
8,000	Series 2005-68, Class PG, 5.50%, 08/25/35	8,069
2,500	Series 2005-68, Class UC, 5.00%, 06/25/35	2,419
12,500	Series 2005-84, Class XM, 5.75%, 10/25/35	12,743
1,000	Series 2005-109, Class PC, 6.00%, 12/25/35	1,033
26,000	Series 2005-110, Class GJ, 5.50%, 11/25/30	26,146
17,500	Series 2005-110, Class GK, 5.50%, 08/25/34	17,448
5,659	Series 2005-110, Class GL, 5.50%, 12/25/35	5,632
2,840	Series 2005-110, Class MN, 5.50%, 06/25/35	2,858
2,500	Series 2005-116, Class PB, 6.00%, 04/25/34	2,563
3,329	Series 2006-22, Class AO, PO, 04/25/36	2,509
2,000	Series 2006-39, Class WC, 5.50%, 01/25/36	2,001
4,715	Series 2006-44, Class GO, PO, 06/25/36	3,821
14,206	Series 2006-44, Class P, PO, 12/25/33	10,787
1,000	Series 2006-46, Class UC, 5.50%, 12/25/35	999
1,778	Series 2006-58, Class AP, PO, 07/25/36	1,421
9,000	Series 2006-77, Class PC, 6.50%, 08/25/36	9,555
9,928	Series 2006-110, PO, 11/25/36	7,327

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3	Series G-17, Class S, HB, IF, 532.80%, 06/25/21	48
185	Series G-28, Class S, IF, 9.76%, 09/25/21	208
143	Series G-35, Class M, 8.75%, 10/25/21	155
62	Series G-51, Class SA, IF, 16.66%, 12/25/21	85
273	Series G92-15, Class Z, 7.00%, 01/25/22	279
-(h)	Series G92-27, Class SQ, IF, HB, 5,281.20%, 05/25/22	66
753	Series G92-35, Class E, 7.50%, 07/25/22	792
1	Series G92-35, Class G, HB, 1,184.78%, 07/25/22	19
83	Series G92-42, Class Z, 7.00%, 07/25/22	87
4,060	Series G92-44, Class ZQ, 8.00%, 07/25/22	4,316
112	Series G92-52, Class FD, IF, 5.36%, 09/25/22	112
1,000	Series G92-54, Class ZQ, 7.50%, 09/25/22	1,058
125	Series G92-59, Class F, IF, 5.05%, 10/25/22	124
238	Series G92-61, Class Z, 7.00%, 10/25/22	246
194	Series G92-62, Class B, PO, 10/25/22	159
844	Series G93-1, Class KA, 7.90%, 01/25/23	903
184	Series G93-5, Class Z, 6.50%, 02/25/23	189
251	Series G93-14, Class J, 6.50%, 03/25/23	257
559	Series G93-17, Class SI, IF, 6.00%, 04/25/23	549
572	Series G93-27, Class FD, IF, 6.22%, 08/25/23	591
130	Series G93-37, Class H, PO, 09/25/23	110
173	Series G95-1, Class C, 8.80%, 01/25/25	189
1	Series K, Class 2, HB, 256.00%, 11/01/08	4
	Federal National Mortgage Association Whole Loan,
1,000	Series 2002-W5, Class A10, 2.78%, 11/25/30	50
976	Series 2002-W5, Class A7, IF, 6.25%, 08/25/30	978
3,604	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	3,684
1,183	Series 2003-W1, Class 2A, 7.50%, 12/25/42	1,236
617	Series 2003-W4, Class 2A, 6.50%, 10/25/42	631
669	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	665
4,439	Series 2004-W2, Class 2A2, 6.00%, 02/25/44	4,614
	Government National Mortgage Association,
2,786	Series 1994-3, Class PQ, 7.49%, 07/16/24	2,916
1,716	Series 1994-4, Class KQ, 7.99%, 07/16/24	1,799
6,721	Series 1994-7, Class PQ, 6.50%, 10/16/24	7,041
1,326	Series 1996-16, Class E, 7.50%, 08/16/26	1,376
2,088	Series 1997-8, Class PN, 7.50%, 05/16/27	2,180
507	Series 1997-11, Class D, 7.50%, 07/20/27	523
1,081	Series 1998-26, Class K, 7.50%, 09/17/25	1,134
6,187	Series 1999-4, Class ZB, 6.00%, 02/20/29	6,297
5,493	Series 1999-10, Class ZC, 6.50%, 04/20/29	5,640
865	Series 1999-15, Class E, 6.50%, 01/16/29	875
1,139	Series 1999-30, Class S, IF, IO, 3.28%, 08/16/29	78
58	Series 1999-33, Class SM, IF, 9.20%, 09/16/29	62
1,145	Series 1999-40, Class ZW, 7.50%, 11/20/29	1,202
1,698	Series 1999-41, Class Z, 8.00%, 11/16/29	1,781
527	Series 1999-44, Class PC, 7.50%, 12/20/29	553
5,433	Series 1999-44, Class ZC, 8.50%, 12/16/29	6,173
1,655	Series 1999-44, Class ZG, 8.00%, 12/20/29	1,731
1,318	Series 2000-6, Class Z, 7.50%, 02/20/30	1,381
209	Series 2000-9, Class PB, 7.50%, 06/16/26	210
665	Series 2000-9, Class Z, 8.00%, 06/20/30	705
5,952	Series 2000-9, Class ZJ, 8.50%, 02/16/30	6,472
1,170	Series 2000-12, Class ST, IF, 12.90%, 02/16/30	1,379
1,498	Series 2000-14, Class PD, 7.00%, 02/16/30	1,555
423	Series 2000-16, Class ZN, 7.50%, 02/16/30	445
8,145	Series 2000-21, Class Z, 9.00%, 03/16/30	8,984
887	Series 2000-26, Class TZ, 8.50%, 09/20/30	1,012
482	Series 2000-26, Class Z, 7.75%, 09/20/30	488
92	Series 2000-30, Class ST, IF, 11.05%, 12/16/22	105
1,440	Series 2000-31, Class Z, 9.00%, 10/20/30	1,540
385	Series 2000-34, Class SG, IF, IO, 3.21%, 10/20/30	22
780	Series 2000-35, Class ZA, 9.00%, 11/20/30	839
116	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	25
579	Series 2000-37, Class B, 8.00%, 12/20/30	603
316	Series 2000-38, Class AH, 7.15%, 12/20/30	322
705	Series 2001-4, Class SJ, IF, IO, 2.83%, 01/19/30	3
955	Series 2001-6, Class SD, IF, IO, 3.23%, 03/16/31	94
1,532	Series 2001-7, Class PK, 6.50%, 03/20/31	1,577
4,129	Series 2001-8, Class Z, 6.50%, 03/20/31	4,255
71	Series 2001-32, Class WA, IF, 6.82%, 07/20/31	72
1,122	Series 2001-35, Class SA, IF, IO, 2.93%, 08/16/31	101
870	Series 2001-36, Class S, IF, IO, 2.73%, 08/16/31	75
778	Series 2001-60, Class VP, 6.50%, 07/20/17	782
2,800	Series 2001-64, Class MQ, 6.50%, 12/20/31	2,882
1,019	Series 2002-3, Class SP, IF, IO, 2.07%, 01/16/32	69
1,803	Series 2002-7, Class PG, 6.50%, 01/20/32	1,852
4,361	Series 2002-24, Class AG, IF, IO, 2.63%, 04/16/32	347
402	Series 2002-24, Class SB, IF, 3.94%, 04/16/32	379
10,386	Series 2002-31, Class SE, IF, IO, 2.18%, 04/16/30	701
113	Series 2002-36, Class VB, 6.50%, 07/20/19	113
2,912	Series 2002-40, Class UK, 6.50%, 06/20/32	3,038
166	Series 2002-41, Class SV, IF, 9.00%, 06/16/32	183
13,513	Series 2002-45, Class QE, 6.50%, 06/20/32	14,043
3,976	Series 2002-47, Class PG, 6.50%, 07/16/32	4,142
8,689	Series 2002-47, Class ZA, 6.50%, 07/20/32	8,954
246	Series 2002-51, Class SG, IF, 9.45%, 04/20/31	278
4,629	Series 2002-52, Class GH, 6.50%, 07/20/32	4,832
2,183	Series 2002-54, Class GB, 6.50%, 08/20/32	2,260
3,985	Series 2002-67, Class VA, 6.00%, 03/20/13	3,979
2,829	Series 2002-70, Class AV, 6.00%, 03/20/12	2,883
7,397	Series 2002-70, Class PS, IF, IO, 2.38%, 08/20/32	558
591	Series 2002-71, Class VJ, 6.00%, 12/20/14	591
1,411	Series 2002-75, Class PB, 6.00%, 11/20/32	1,460

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,386	Series 2002-79, Class KV, 6.00%, 11/20/13	1,409
1,410	Series 2002-80, Class EB, 7.00%, 01/20/32	1,448
382	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	5
2,746	Series 2002-88, Class VA, 6.00%, 12/20/17	2,796
3,204	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	451
1,597	Series 2003-4, Class NY, 5.50%, 12/20/13	1,615
5,182	Series 2003-11, Class SK, IF, IO, 2.38%, 02/16/33	382
2,450	Series 2003-12, Class SP, IF, IO, 2.38%, 02/20/33	184
545	Series 2003-24, PO, 03/16/33	447
1,960	Series 2003-40, Class TC, 7.50%, 03/20/33	2,145
1,960	Series 2003-40, Class TJ, 6.50%, 03/20/33	2,116
1,120	Series 2003-46, Class MG, 6.50%, 05/20/33	1,224
2,072	Series 2003-46, Class TC, 6.50%, 03/20/33	2,221
1,686	Series 2003-52, Class AP, PO, 06/16/33	1,337
3,196	Series 2003-58, Class BE, 6.50%, 01/20/33	3,412
6,239	Series 2003-76, Class LS, IF, IO, 1.88%, 09/20/31	354
664	Series 2003-90, PO, 10/20/33	545
2,042	Series 2003-95, Class SC, IF, IO, 1.68%, 09/17/31	44
1,820	Series 2003-98, Class PC, 5.00%, 02/20/29	1,813
7,864	Series 2003-112, Class SA, IF, IO, 1.23%, 12/16/33	367
13,462	Series 2004-11, Class SW, IF, IO, 0.18%, 02/20/34	238
1,933	Series 2004-28, Class S, IF, 5.03%, 04/16/34	1,959
2,950	Series 2004-73, Class AE, IF, 3.88%, 08/17/34	2,880
4,327	Series 2004-83, Class AP, IF, 2.76%, 10/16/34	4,147
	Vendee Mortgage Trust,
1,627	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	1,655
87	Series 1994-1, Class 2J, 6.50%, 02/15/13	87
2,524	Series 1996-1, Class 1Z, 6.75%, 02/15/26	2,650
1,675	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,741
3,946	Series 1997-1, Class 2Z, 7.50%, 02/15/27	4,181
4,779	Series 1998-1, Class 2E, 7.00%, 09/15/27	4,940

		1,224,529

	Non-Agency CMO — 12.7%
7,000	American Home Mortgage Investment Corp., Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	6,812
	Banc of America Funding Corp.,
2,912	Series 2003-3, Class 1A33, 5.50%, 10/25/33	2,856
7,639	Series 2003-QS9, Class A3, IF, 4.11%, 03/20/35	7,545
1,961	Series 2004-1, PO, 03/25/34	1,525
3,000	Series 2005-6, Class 2A7, 5.50%, 10/25/35	3,010
3,439	Series 2005-7, Class 30, PO, 11/25/35	2,607
1,543	Series 2005-8, Class 30, PO, 01/25/36	1,120
3,886	Series 2006-1, Class X, PO, 01/25/36	2,771
	Banc of America Mortgage Securities,
806	Series 2003-7, Class A2, 4.75%, 09/25/18	790
1,238	Series 2003-8, Class A, PO, 11/25/33	925
17,736	Series 2004-3, Class 15, IO, VAR, 0.21%, 04/25/19	129
719	Series 2004-4, Class A, PO, 05/25/34	566
2,982	Series 2004-5, Class 2A2, 5.50%, 06/25/34	2,849
2,805	Series 2004-6, Class A, PO, 07/25/34	2,034
593	Series 2004-8, Class 5, PO, 05/25/32	476
1,408	Series 2004-8, Class X, PO, 10/25/34	1,124
978	Series 2004-9, Class 3, PO, 09/25/32	790
8,581	Series 2004-E, Class 2A5, IF, 4.11%, 06/25/34	8,422
6,638	Series 2004-J, Class 3A1, IF, 5.06%, 11/25/34	6,604
	Banc of America Alternative Loan Trust,
743	Series 2003-1, Class A, PO, 02/25/33	613
1,185	Series 2003-11, PO, 01/25/34	930
956	Series 2004-6, Class 15, PO, 07/25/34	757
1,433	Series 2005-5, Class 1CB1, 5.50%, 06/25/35	1,409
	Bear Stearns Adjustable Rate Mortgage Trust,
1,569	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	1,565
1,120	Series 2004-4, Class A4, VAR, 3.52%, 06/25/34	1,097
21,524	Series 2006-1, Class 1A1, IF, 4.62%, 02/25/36	21,159
2,810	Cendant Mortgage Corp., Series 2003-8, Class 1P, PO, 10/25/33	2,062
	Citicorp Mortgage Securities, Inc.,
796	Series 1993-14, Class A3, IF, 6.52%, 11/25/23	797
9,695	Series 2004-1, Class 3A1, 4.75%, 01/25/34	9,526
1,959	Series 2004-5, Class 2A5, 4.50%, 08/25/34	1,908
	Citigroup Mortgage Loan Trust, Inc.,
1,295	Series 2003-1, Class 2, PO, 10/25/33	960
614	Series 2003-1, Class 2A6, PO, 10/25/33	349
1,076	Series 2003-1, Class A3, PO, 10/25/33	796
404	Series 2003-1, Class WPO1, PO, 06/25/16	348
1,441	Series 2003-UP3, Class A3, 7.00%, 09/25/33	1,463
1,674	Series 2003-UST1, Class 1, PO, 12/25/18	1,335
837	Series 2003-UST1, Class 3, PO, 12/25/18	677
5,318	Series 2003-UST1, Class A1, 5.50%, 12/25/18	5,305
1,847	Series 2005-1, Class 2A1A, VAR, 4.72%, 04/25/35	1,858
	Countrywide Alternative Loan Trust,
3,287	Series 2002-8, Class A4, 6.50%, 07/25/32	3,268
1,012	Series 2002-17, Class A7, 2.50%, 01/25/33	978
5,882	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	5,852
4,037	Series 2005-5R, Class A1, 5.25%, 12/25/18	4,023
44,892	Series 2005-22T1, Class A2, IF, IO, 0.01%, 06/25/35	366
2,570	Series 2005-26CB, A10, IF, 3.41%, 07/25/35	2,496
8,000	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	7,839
8,000	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	7,961
2,706	Series 2005-64CB, Class 1A9, 5.50%, 12/25/35	2,652
32,674	Series 2005-J1, Class 1A4, IF, IO, 0.02%, 02/25/35	250
	Countrywide Home Loan Mortgage Pass Through Trust,
10,820	Series 2002-22, Class A20, 6.25%, 10/25/32	10,774
8,227	Series 2003-26, Class 1A6, 3.50%, 08/25/33	7,361

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

4,160	Series 2003-29, Class A1, 5.50%, 08/25/33	4,136
873	Series 2003-34, Class A11, 5.25%, 09/25/33	868
1,120	Series 2003-44 A9, PO, 10/25/33	705
1,434	Series 2003-J2 A17, IF, IO, 2.08%, 04/25/33	53
6,168	Series 2003-J7, Class 4A3, IF, 2.93%, 08/25/18	5,750
943	Series 2004-7 Class 2A1, IF, 4.06%, 06/25/34	928
1,856	Series 2004-HYB1, Class 2A, VAR, 4.25%, 05/20/34	1,843
1,599	Series 2004-HYB3, Class 2A, VAR, 4.07%, 06/20/34	1,574
2,603	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	2,560
1,000	Series 2005-16, Class A23, 5.50%, 09/25/35	992
9,136	Series 2005-22, Class 2A1, IF, 5.29%, 11/25/35	9,128
	Credit Suisse First Boston Mortgage Securities Corp.,
109	Series 1987, Class C, PO, 04/25/17	90
745	Series 2004-5, Class 5P, PO, 08/25/19	590
1,725	Series 2005-9, Class AP, PO, 10/25/35	1,297
946	Series 2005-10, Class AP, PO, 11/25/35	689
195	First Boston Mortgage Securities Corp. 1987, Series C, Class I-O, IO, 10.97%, 04/25/17	53
	First Horizon Asset Securities, Inc.,
2,499	Series 2003-9, Class 1A6, 5.50%, 11/25/33	2,331
12,106	Series 2004-AR1, Class 2A2, IF, 5.02%, 04/25/35	11,998
9,919	Series 2004-AR7, Class 2A1, IF, 4.92%, 02/25/35	9,889
2,665	Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	2,517
	GMAC Mortgage Corp. Loan Trust,
5,000	Series 2003-QS9, Class A3, IF, VAR, 4.86%, 06/19/35	5,097
7,420	Series 2005-AR3, Class 3A3, VAR, 4.86%, 06/19/35	7,372
	GSR Mortgage Loan Trust,
1,252	Series 2003-3F, Class 4A3, 5.75%, 04/25/33	1,239
4,300	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	4,462
2,341	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	2,326
755	Series 2004-13F, Class A3, 6.00%, 11/25/34	772
485	Series 2004-15F, Class AP, PO, 12/25/34	405
696	Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, IF, 5.72%, 11/25/34	698
	MASTR Adjustable Rate Mortgages Trust,
8,166	Series 2004-13, Class 2A1, IF, 3.82%, 04/21/34	7,997
12,000	Series 2004-13, Class 3A6, IF, 3.79%, 11/21/34	11,659
	MASTR Alternative Loans Trust,
1,318	Series 2003-9, Class 8A1, 6.00%, 01/25/34	1,337
1,113	Series 2004-6, Class 7A1, 6.00%, 07/25/34	1,117
1,828	Series 2004-7 Class 30, PO, 07/25/34	1,398
1,467	Series 2004-7 Class 30, PO, 08/25/34	1,137
7,012	Series 2004-8, Class 6A1, 5.50%, 09/25/19	7,053
2,211	Series 2004-10, Class 1A1, 4.50%, 09/25/19	2,137
	MASTR Asset Securitization Trust,
1,571	Series 2003-4, Class 2A2, 5.00%, 05/25/18	1,561
1,326	Series 2003-12, Class 30, PO, 12/25/33	969
841	Series 2004-1 Class 30, PO, 02/25/34	654
1,590	Series 2004-6, Class 15, PO, 07/25/19	1,241
898	Series 2004-8, PO, 08/25/19	685
11,221	MASTR Resecuritization Trust,
	Series 2005-PO, Class 3, PO, 05/28/35 (e)	7,858
1,273	Medallion Trust (Australia), Series 2004-1G, Class A1, IF, 5.50%, 05/25/35	1,275
334	Merrill Lynch Trust, Series 47, Class Z, 8.99%, 10/20/20	357
-(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, IF, HB, 7,509.60%, 04/20/21	2
5,314	MortgageIT Trust, Series 2005-1, Class 1A1, IF, 5.64%, 02/25/35	5,334
	Nomura Asset Acceptance Corp.,
2,234	Series 2003-A1, Class A1, 5.50%, 05/25/33	2,219
1,583	Series 2003-A1, Class A2, 6.00%, 05/25/33	1,577
249	Series 2003-A1, Class A5, 7.00%, 04/25/33	248
407	Series 2003-A1, Class A7, 5.00%, 04/25/18	404
2,148	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	2,198
	Paine Webber CMO Trust,
18	Series H, Class 4, 8.75%, 04/01/18	19
72	Series P, Class 4, 8.50%, 08/01/19	73
2,500	Permanent Financing plc (United Kingdom), Series 4, Class 2A, IF, 5.46%, 03/10/09	2,500
	Residential Accredit Loans, Inc.,
5,415	Series 2002-QS8, Class A5, 6.25%, 06/25/17	5,398
1,511	Series 2002-QS16, Class A3, IF, 5.50%, 10/25/17	1,532
3,043	Series 2003-QS3, Class A2, IF, 4.80%, 02/25/18	2,957
2,872	Series 2003-QS3, Class A8, IF, IO, 2.28%, 02/25/18	215
7,334	Series 2003-QS9, Class A3, IF, IO, 2.23%, 05/25/18	638
6,356	Series 2003-QS12, Class A2A, IF, IO, 2.28%, 06/25/18	567
1,934	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	323
12,973	Series 2003-QS14, Class A1, 5.00%, 07/25/18	12,779
2,376	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	2,366
4,484	Series 2003-QS18, Class A1, 5.00%, 09/25/18	4,419
1,680	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,667
2,896	Series 2005-QA7, Class A21, VAR, 4.83%, 07/25/35	2,862
1,520	Series 2006-QS4, Class A7, IF, 4.74%, 04/25/36	1,507
	Residential Asset Securitization Trust,
1,651	Series 2003-A13, Class A3, 5.50%, 01/25/34	1,629
572	Series 2003-A14, Class A1, 4.75%, 02/25/19	557
1,270	Series 2005-A11, PO, 10/25/35	939
	Residential Funding Mortgage Securities I,
7,995	Series 2003-S7, Class A17, 4.00%, 05/25/33	7,555
2,240	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	2,137
1,680	Series 2003-S13, Class A3, 5.50%, 06/25/33	1,625
2,141	Series 2003-S14, Class A4, PO, 07/25/18	1,731

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

773	Series 2004-S6, Class 2A6, PO, 06/25/34	574
4,001	Series 2005-SA4, Class 1A1, VAR, 4.97%, 09/25/35	4,010
454	Residential Funding Securities Corp., Series 2003-RM2, Class AP3, PO, 05/25/33	368
43	Rural Housing Trust, Series 1987-1, Class 3B, 7.33%, 04/01/26	43
	Salomon Brothers Mortgage Securities VII,
34	Series 2000-UP1, Class A2, 8.00%, 09/25/30	35
782	Series 2003-UP2, Class 1, PO, 12/25/18	649
4,200	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.98%, 06/25/34	4,075
	Structured Asset Securities Corp.,
264	Series 2002-10H, Class 1AP, PO, 05/25/32	226
3,120	Series 2003-8, Class 1A2, 5.00%, 04/25/18	3,072
3,861	Series 2004-20, Class 1A3, 5.25%, 11/25/34	3,768
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
1,361	Series 2002-MS, Class 12 A, 6.50%, 05/25/32	1,368
741	Series 2005-1, Class CP, PO, 03/25/35	590
46,001	Series 2005-2, Class 1A4, IF, IO, 0.09%, 04/25/35	334
11,735	Series 2005-2, Class 2A3, IF, IO, 0.04%, 04/25/35	89
7,000	Series 2005-4, Class CB7, 5.50%, 06/25/35	6,949
3,971	Series 2005-6, Class 2A4, 5.50%, 08/25/35	3,961
	Washington Mutual, Inc.,
1,633	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	1,602
2,240	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	2,172
4,525	Series 2003-S8, Class A4, 4.50%, 09/25/18	4,381
2,240	Series 2003-S8, Class A6, 4.50%, 09/25/18	2,159
1,303	Series 2003-S9, Class P, PO, 10/25/33	951
779	Series 2003-S10, Class A6, PO, 10/25/18	527
950	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	938
1,138	Series 2004-RS2, Class A4, 5.00%, 11/25/33	1,025
978	Series 2006-AR10, Class 2P, VAR, 0.00%, 09/25/36	829
	Wells Fargo Mortgage-Backed Securities Trust,
1,400	Series 2003-8, Class A9, 4.50%, 08/25/18	1,343
1,643	Series 2003-11, Class 1A, PO, 10/25/18	1,253
3,360	Series 2003-11, Class 1A4, 4.75%, 10/25/18	3,315
2,800	Series 2003-13, Class A7, 4.50%, 11/25/18	2,650
2,505	Series 2003-16, Class 2A1, 4.50%, 12/25/18	2,423
1,634	Series 2003-17, Class 2A4, 5.50%, 01/25/34	1,611
1,940	Series 2003-K, Class 1A2, IF, 4.49%, 11/25/33	1,878
2,924	Series 2004-7, Class 2A2, 5.00%, 07/25/19	2,883
9,239	Series 2004-BB, Class A4, IF, 4.56%, 01/25/35	9,138
7,367	Series 2004-EE, Class 3A1, IF, 3.99%, 12/25/34	7,295
5,870	Series 2004-P, Class 2A1, IF, 4.22%, 09/25/34	5,823
4,200	Series 2004-S, Class A5, IF, 3.54%, 09/25/34	4,086
1,739	Series 2005-14, Class 2A, PO, 12/25/35	1,297
1,195	Series 2005-AR10, Class 2A4, IF, 4.11%, 06/25/35	1,173

		449,326

	Total Collateralized Mortgage Obligations (Cost $1,689,926)	1,673,855

	Commercial Mortgage-Backed Securities — 1.2%
7,500	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47	7,556
	Bear Stearns Commercial Mortgage Securities,
218	Series 2000-WF1, Class A1, 7.64%, 02/15/32	223
2,091	Series 2004-T16, Class A2, 3.70%, 02/13/46	2,045
3,050	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	3,010
4,640	Series 2006-PW11, Class A4, VAR, 5.46%, 03/11/39	4,783
4,126	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.91%, 03/15/49	4,210
1,000	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, 06/10/32	1,046
	Merrill Lynch Mortgage Trust,
2,500	Series 2005-LC1, Class A4, VAR, 5.29%, 01/12/44	2,528
5,100	Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	4,984
3,950	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.61%, 02/12/39	4,059
1,560	Morgan Stanley Capital I, Series 2006-T23, Class A1, 5.68%, 08/12/41	1,592
25	Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2, 5.98%, 01/15/39	26
7,585	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	7,392

	Total Commercial Mortgage-Backed Securities (Cost $43,460)	43,454

	Corporate Bonds — 13.1%
	Aerospace & Defense — 0.1%
1,600	Northrop Grumman Corp., 7.13%, 02/15/11	1,723
992	Systems 2001 AT LLC (Cayman Islands), 7.16%, 12/15/11 (e)	1,031
5	United Technologies Corp., 6.10%, 05/15/12	5

		2,759

	Airlines — 0.1%
538	American Airlines, Inc., Series 1999-1, 7.02%, 10/15/09	560
	Continental Airlines, Inc.,
499	Series 1999-2, Class A1, 7.26%, 03/15/20	533
1,400	Series 1999-2, Class A2, 7.06%, 09/15/09	1,448

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	United AirLines, Inc.,
696	Series 2001-1, 6.07%, 03/01/13	700
923	Series 2001-1, 6.20%, 09/01/08	927

		4,168

	Automobiles — 0.2%
	DaimlerChrysler NA Holding Corp.,
1,456	4.75%, 01/15/08	1,444
4,426	7.20%, 09/01/09	4,621

		6,065

	Capital Markets — 2.1%
	Bear Stearns Cos., Inc. (The),
6,321	3.25%, 03/25/09	6,085
1,000	5.70%, 11/15/14	1,027
	Credit Suisse First Boston USA, Inc.,
616	4.70%, 06/01/09	612
1,200	4.88%, 01/15/15	1,177
1,400	5.50%, 08/15/13	1,433
8,639	6.13%, 11/15/11	9,032
	Goldman Sachs Group, Inc.,
1,865	3.88%, 01/15/09	1,823
2,096	4.75%, 07/15/13	2,048
1,000	5.15%, 01/15/14	995
1,535	5.25%, 10/15/13	1,538
10	5.70%, 09/01/12	10
2,095	6.35%, 02/15/34	2,185
2,142	6.60%, 01/15/12	2,285
560	6.65%, 05/15/09	581
6,329	6.88%, 01/15/11	6,760
286	7.35%, 10/01/09	304
	Lehman Brothers Holdings, Inc.,
1,516	4.00%, 01/22/08	1,496
1,500	4.80%, 03/13/14	1,461
2,167	6.63%, 01/18/12	2,316
370	7.88%, 11/01/09	398
	Merrill Lynch & Co., Inc.,
1,176	3.70%, 04/21/08	1,153
500	4.79%, 08/04/10	495
3,340	5.45%, 07/15/14	3,389
1,120	Series B, 3.13%, 07/15/08	1,085
2,912	Series C, 4.13%, 01/15/09	2,855
	Morgan Stanley,
728	4.25%, 05/15/10	708
2,133	4.75%, 04/01/14	2,063
1,000	5.30%, 03/01/13	1,010
2,420	5.80%, 04/01/07	2,422
3,612	6.60%, 04/01/12	3,851
7,421	6.75%, 04/15/11	7,907
504	8.00%, 06/15/10	549
1,904	State Street Corp.,
	7.65%, 06/15/10	2,050

		73,103

	Chemicals — 0.2%
1,680	Dow Capital BV (Netherlands), 8.50%, 06/08/10	1,850
	Dow Chemical Co. (The),
580	6.13%, 02/01/11	602
945	7.38%, 11/01/29	1,130
2,035	ICI Wilmington, Inc., 5.63%, 12/01/13	2,039
1,300	Monsanto Co., 7.38%, 08/15/12	1,435

		7,056

	Commercial Banks — 1.1%
1,500	Cadets Trust, 4.80%, 07/15/13 (e)	1,470
4,256	First Bank NA, 6.50%, 02/01/08	4,305
3,080	Firstar Bank NA, 7.13%, 12/01/09	3,256
308	HSBC Holdings plc (United Kingdom), 7.35%, 11/27/32	375
1,750	Huntington National Bank, 8.00%, 04/01/10	1,900
700	KEY Bank NA, 7.50%, 09/15/08	729
2,296	Keycorp, Series G, 4.70%, 05/21/09	2,271
	Popular North America, Inc.,
840	4.25%, 04/01/08	824
3,105	4.70%, 06/30/09	3,055
2,232	Royal Bank of Canada (Canada), 3.88%, 05/04/09	2,179
1,120	Suntrust Bank, 6.38%, 04/01/11	1,174
1,400	US Bancorp, 7.50%, 06/01/26	1,711
690	US Bank NA, 6.38%, 08/01/11	728
1,064	Wachovia Bank NA, 7.80%, 08/18/10	1,156
	Wachovia Corp.,
2,688	3.50%, 08/15/08	2,618
2,037	3.63%, 02/17/09	1,979
1,400	4.88%, 02/15/14	1,370

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Wells Fargo & Co.,
2,932	3.13%, 04/01/09	2,813
2,340	4.20%, 01/15/10	2,284
2,856	Wells Fargo Bank NA, 7.55%, 06/21/10	3,089

		39,286

	Communications Equipment — 0.0% (g)
1,100	Cisco Systems, Inc., 5.50%, 02/22/16	1,123

	Computers & Peripherals — 0.1%
	International Business Machines Corp.,
1,568	5.39%, 01/22/09	1,578
560	6.22%, 08/01/27	607

		2,185

	Consumer Finance — 1.1%
840	American Express Credit Corp., 3.00%, 05/16/08	816
	American General Finance Corp.,
2,281	Series H, 4.50%, 11/15/07	2,268
1,120	Series H, 5.38%, 10/01/12	1,130
238	Capital One Bank, 5.75%, 09/15/10	243
	Ford Motor Credit Co.,
410	5.80%, 01/12/09	401
2,700	7.38%, 10/28/09	2,695
1,000	7.88%, 06/15/10	1,005
	HSBC Finance Corp.,
1,400	4.75%, 05/15/09	1,392
1,000	5.00%, 06/30/15	985
1,100	5.25%, 01/15/14	1,105
10,092	5.88%, 02/01/09	10,260
280	6.38%, 11/27/12	297
1,680	6.40%, 06/17/08	1,712
3,176	6.50%, 11/15/08	3,263
468	6.75%, 05/15/11	499
2,520	7.88%, 03/01/07	2,534
	International Lease Finance Corp.,
865	4.50%, 05/01/08	855
689	5.88%, 05/01/13	713
	SLM Corp.,
4,000	4.00%, 01/15/10	3,880
1,400	Series A, 5.38%, 01/15/13	1,413
784	Toyota Motor Credit Corp., 2.88%, 08/01/08	756
952	Washington Mutual Financial Corp., 6.88%, 05/15/11	1,020

		39,242

	Diversified Financial Services — 2.4%
	Associates Corp. of North America,
2,484	8.15%, 08/01/09	2,674
1,470	8.55%, 07/15/09	1,594
1,400	Series A, 7.95%, 02/15/10	1,515
	Bank of America Corp.,
2,688	3.88%, 01/15/08	2,649
1,000	5.25%, 12/01/15	1,001
1,000	5.63%, 10/14/16	1,030
1,484	7.40%, 01/15/11	1,616
7,373	7.80%, 02/15/10	7,979
1,000	CIT Group, Inc., 7.75%, 04/02/12	1,113
	Citigroup, Inc.,
700	3.50%, 02/01/08	687
1,000	4.70%, 05/29/15	970
3,292	5.63%, 08/27/12	3,382
420	6.20%, 03/15/09	431
	General Electric Capital Corp.,
2,240	Series A, 3.50%, 05/01/08	2,193
2,968	Series A, 4.25%, 01/15/08	2,940
2,000	Series A 4.38%, 11/21/11	1,947
1,176	Series A, 4.63%, 09/15/09	1,167
8,957	Series A, 5.88%, 02/15/12	9,304
5,197	Series A, 6.00%, 06/15/12	5,438
4,649	Series A, 6.13%, 02/22/11	4,850
4,416	Series A 6.75%, 03/15/32	5,219
	John Hancock Global Funding II,
1,400	3.50%, 01/30/09 (e)	1,355
1,512	7.90%, 07/02/10 (e)	1,650
	MassMutual Global Funding II,
2,296	3.25%, 06/15/07 (e)	2,271
2,464	3.50%, 03/15/10 (e)	2,360
	New York Life Global Funding,
1,330	3.88%, 01/15/09 (e)	1,298
3,920	5.38%, 09/15/13 (e)	3,987
2,100	Pricoa Global Funding I, 3.90%, 12/15/08 (e)	2,047
	Principal Life Global Funding I,
1,400	2.80%, 06/26/08 (e)	1,352
336	5.13%, 06/28/07 (e)	336
6,021	6.25%, 02/15/12 (e)	6,345
1,630	Textron Financial Corp., 5.13%, 02/03/11	1,632

		84,332

	Diversified Telecommunication Services — 1.5%
1,288	Bellsouth Capital Funding, 7.75%, 02/15/10	1,383

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

700	BellSouth Corp., 5.20%, 09/15/14	691
2,017	Bellsouth Telecommunications, 6.30%, 12/15/15	2,059
4,466	British Telecommunications plc (United Kingdom), 8.37%, 12/15/10	5,034
785	Deutsche Telekom International Finance BV (Netherlands), 5.25%, 07/22/13	778
	France Telecom S.A. (France),
4,695	7.75%, 03/01/11	5,169
1,000	8.50%, 03/01/31	1,359
1,120	GTE Corp., 7.51%, 04/01/09	1,174
3,164	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	3,386
2,295	SBC Communications, Inc., 5.63%, 06/15/16	2,321
	Sprint Capital Corp.,
5,000	6.00%, 01/15/07	5,001
1,665	6.90%, 05/01/19	1,763
1,680	7.63%, 01/30/11	1,817
560	8.38%, 03/15/12	631
1,534	8.75%, 03/15/32	1,921
1,415	Telecom Italia Capital S.A. (Luxembourg), 4.00%, 11/15/08	1,381
1,512	Telus Corp. (Canada), 8.00%, 06/01/11	1,671
3,650	Verizon Florida, Inc., Series F, 6.13%, 01/15/13	3,774
	Verizon Global Funding Corp.,
4,621	7.25%, 12/01/10	4,972
1,540	7.38%, 09/01/12	1,706
823	Verizon Maryland, Inc., Series A, 6.13%, 03/01/12	852
880	Verizon New York, Inc., Series B, 7.38%, 04/01/32	939
1,232	Verizon Pennsylvania, Inc., 8.35%, 12/15/30	1,463
1,193	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	1,134

		52,379

	Electric Utilities — 0.5%
	Alabama Power Co.,
392	4.70%, 12/01/10	387
1,000	Series Y, 2.80%, 12/01/06	1,000
392	Appalachian Power Co., 6.60%, 05/01/09	404
1,110	Arizona Public Service Co., 4.65%, 05/15/15	1,040
1,260	Carolina Power & Light Co., 5.13%, 09/15/13	1,256
1,300	CenterPoint Energy Houston Electric LLC, 5.75%, 01/15/14	1,322
290	Commonwealth Edison Co., 6.95%, 07/15/18	304
2,814	Exelon Generation Co. LLC, 6.95%, 06/15/11	2,993
288	Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	277
2,560	Nisource Finance Corp., 6.15%, 03/01/13	2,640
1,600	Pacificorp, 4.30%, 09/15/08	1,579
675	Pepco Holdings, Inc., 6.45%, 08/15/12	708
	PSEG Power LLC,
2,190	5.50%, 12/01/15	2,176
1,322	7.75%, 04/15/11	1,441
1,255	8.63%, 04/15/31	1,656
280	Virginia Electric & Power Co., Series A, 5.38%, 02/01/07	280

		19,463

	Food & Staples Retailing — 0.1%
1,680	Kroger Co. (The), 8.05%, 02/01/10	1,810
2,930	Safeway, Inc., 4.13%, 11/01/08	2,870

		4,680

	Gas Utilities — 0.0% (g)
1,008	KeySpan Gas East Corp., 7.88%, 02/01/10	1,085

	Health Care Providers & Services — 0.1%
2,035	UnitedHealth Group, Inc., 3.30%, 01/30/08	1,989

	Household Durables — 0.1%
1,485	Centex Corp., 5.70%, 05/15/14	1,471
1,465	Pulte Homes, Inc., 5.25%, 01/15/14	1,422

		2,893

	Independent Power Producers & Energy Traders — 0.1%
	Constellation Energy Group, Inc.,

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,792	6.35%, 04/01/07	1,797
560	7.00%, 04/01/12	606

		2,403

	Industrial Conglomerates — 0.2%
644	Raychem Corp., 7.20%, 10/15/08	665
	Tyco International Group S.A. (Bermuda),
3,080	6.38%, 10/15/11	3,251
1,400	6.75%, 02/15/11	1,488

		5,404

	Insurance — 0.8%
2,184	American International Group, Inc., 4.25%, 05/15/13	2,076
	ASIF Global Financing,
3,360	3.90%, 10/22/08 (e)	3,286
3,248	4.90%, 01/17/13 (e)	3,208
2,520	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	2,632
2,980	Liberty Mutual Group, Inc., 5.75%, 03/15/14 (e)	3,011
1,624	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	1,645
3,360	Monumental Global Funding II, 4.38%, 07/30/09 (e)	3,303
1,624	Monumental Global Funding III, 5.20%, 01/30/07 (e)	1,623
	Nationwide Financial Services,
1,130	5.90%, 07/01/12	1,165
1,182	6.25%, 11/15/11	1,235
848	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	827
	Protective Life Secured Trust,
1,199	4.00%, 10/07/09	1,167
3,360	4.00%, 04/01/11	3,225
350	XL Capital Ltd. (Cayman Islands), 5.25%, 09/15/14	348

		28,751

	Media — 0.7%
1,570	Clear Channel Communications, Inc., 5.50%, 09/15/14	1,341
2,813	Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	3,237
2,095	Comcast Corp., 5.50%, 03/15/11	2,123
1,022	COX Communications, Inc., 7.00%, 11/01/10	1,110
2,415	Historic TW, Inc., 9.15%, 02/01/23	3,060
400	Knight-Ridder, Inc., 7.13%, 06/01/11	419
900	News America, Inc., 7.25%, 05/18/18	1,016
4,088	TCI Comminication, Inc., 9.80%, 02/01/12	4,876
1,337	Tele-Communications-TCI Group, 7.13%, 02/15/28	1,466
	Time Warner Cos, Inc.,
1,232	7.48%, 01/15/08	1,261
896	8.18%, 08/15/07	914
	Time Warner Entertainment Co. LP,
1,920	8.38%, 03/15/23	2,308
1,288	10.15%, 05/01/12	1,545
255	Time Warner, Inc., 7.70%, 05/01/32	295

		24,971

	Multi-Utilities — 0.5%
	Dominion Resources, Inc.,
3,000	Series A, 8.13%, 06/15/10	3,285
1,854	Series B, 6.25%, 06/30/12	1,945
2,100	DTE Energy Co., Series A, 6.65%, 04/15/09	2,164
	Duke Capital LLC,
3,645	6.25%, 02/15/13	3,803
980	8.00%, 10/01/19	1,164
	Duke Energy Corp.,
2,800	4.20%, 10/01/08	2,750
2,016	5.63%, 11/30/12	2,075

		17,186

	Oil, Gas & Consumable Fuels — 0.3%
455	Alberta Energy Co., Ltd. (Canada), 7.38%, 11/01/31	530
2,520	ConocoPhillips Co., 8.75%, 05/25/10	2,818
1,155	Husky Energy, Inc. (Canada), 6.15%, 06/15/19	1,190
1,230	Kerr-McGee Corp., 6.95%, 07/01/24	1,353
	Kinder Morgan Energy Partners LP,
935	7.40%, 03/15/31	1,052
635	7.75%, 03/15/32	743
992	Pemex Project Funding Master Trust, 8.63%, 02/01/22	1,225
2,045	Pioneer Natural Resources Co., 5.88%, 07/15/16	1,918

		10,829

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Paper & Forest Products — 0.1%
	International Paper Co.,
1,904	4.00%, 04/01/10	1,840
879	4.25%, 01/15/09	862
885	5.85%, 10/30/12	918
1,008	Union Camp Corp., 6.50%, 11/15/07	1,014
	Weyerhaeuser Co.,
48	6.13%, 03/15/07	48
700	6.75%, 03/15/12	739

		5,421

	Pharmaceuticals — 0.0% (g)
790	Wyeth, 6.45%, 02/01/24	865

	Real Estate Management & Development — 0.1%
2,694	EOP Operating LP, 6.75%, 02/15/12	2,920
392	ERP Operating LP, 4.75%, 06/15/09	388

		3,308

	Road & Rail — 0.1%
	Burlington Northern Santa Fe Corp.,
1,375	6.13%, 03/15/09	1,404
1,425	7.13%, 12/15/10	1,531
	Norfolk Southern Corp.,
299	5.59%, 05/17/25	299
871	5.64%, 05/17/29	870
326	7.25%, 02/15/31	396
34	7.80%, 05/15/27	43

		4,543

	Thrifts & Mortgage Finance — 0.3%
784	Bank United, Series A, 8.00%, 03/15/09	828
	Countrywide Home Loans, Inc.,
1,680	3.25%, 05/21/08	1,635
3,080	Series L, 4.00%, 03/22/11	2,938
840	MGIC Investment Corp., 6.00%, 03/15/07	841
980	Washington Mutual Bank FA, 6.88%, 06/15/11	1,044
2,921	Washington Mutual, Inc., 4.20%, 01/15/10	2,845
1,400	World Savings Bank FSB, 4.50%, 06/15/09	1,381

		11,512

	Wireless Telecommunication Services — 0.2%
	New Cingular Wireless Services, Inc.,
456	7.50%, 05/01/07	460
4,047	7.88%, 03/01/11	4,458
1,215	8.75%, 03/01/31	1,621

		6,539

	Total Corporate Bonds (Cost $455,962)	463,540

	Foreign Government Securities — 0.7%
	Province of Quebec (Canada),
6,441	5.75%, 02/15/09	6,566
560	SUB, 7.36%, 03/06/26	705
	United Mexican States (Mexico),
2,313	4.63%, 10/08/08	2,289
2,035	5.88%, 01/15/14	2,092
2,105	6.38%, 01/16/13	2,221
2,925	8.30%, 08/15/31	3,759
4,881	Series A, 7.50%, 04/08/33	5,789

	Total Foreign Government Securities (Cost $21,439)	23,421

	Mortgage Pass-Through Securities — 7.4%
	Federal Home Loan Mortgage Corp. Gold Pool,
12,955	4.00%, 05/01/14-05/01/19	12,463
1,096	4.50%, 08/01/18	1,069
29,687	5.00%, 06/01/34	29,066
11,115	5.50%, 06/01/17-07/01/35	11,106
3,643	6.00%, 04/01/18-01/01/34	3,695
10,916	6.50%, 08/01/16-11/01/36	11,168
922	7.00%, 04/01/17-08/01/32	949
1,012	7.50%, 09/01/10-11/01/15	1,032
173	8.50%, 11/01/15	184
	Federal Home Loan Mortgage Corp. Conventional Pool,
-(h)	7.50%, 07/01/16	-(h)
70	12.00%, 08/01/15-07/01/19	76
5,478	ARM, 4.13%, 04/01/34	5,388
3,149	ARM, 4.28%, 12/01/33	3,103
272	ARM, 6.54%, 07/01/19	277
204	ARM, 6.80%, 04/01/30	208
	Federal National Mortgage Association Various Pool,
1,022	3.50%, 04/01/19	945
11,096	4.00%, 07/01/18-12/01/18	10,595
28,006	4.50%, 11/01/14-02/01/35	27,286
44,323	5.00%, 12/01/16-09/01/35	43,815
39,356	5.50%, 06/01/12-03/01/34	39,451
8,472	6.00%, 02/01/14-09/01/33	8,596

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

9,670	6.50%, 03/01/17-04/01/36	9,935
3,277	7.00%, 03/01/17-02/01/33	3,379
185	7.50%, 03/01/17-07/01/30	193
3,694	8.00%, 11/01/12-11/01/28	3,902
345	9.00%, 05/01/18-04/01/26	371
78	9.50%, 07/01/28	86
566	10.89%, 04/15/19	634
63	12.50%, 01/01/16	69
2,399	ARM, 4.12%, 09/01/33	2,337
1,493	ARM, 4.16%, 01/01/34	1,477
943	ARM, 4.57%, 07/01/34	940
1,285	ARM, 4.72%, 05/01/35	1,284
15,273	ARM, 4.85%, 01/01/35	15,202
31	ARM, 5.10%, 01/01/19	31
428	ARM, 5.53%, 09/01/27	430
424	ARM, 5.55%, 03/01/29	429
102	ARM, 6.49%, 03/01/19	103
	Government National Mortgage Association Various Pools,
4,972	5.50%, 06/15/33-09/15/34	4,984
2,682	6.50%, 06/15/17-04/15/33	2,761
1,026	7.00%, 02/15/33-06/15/33	1,067
588	7.50%, 11/15/22-11/15/31	613
1,759	8.00%, 01/15/16-09/20/28	1,858
118	8.50%, 05/20/25	127
12	9.00%, 12/15/16	12

	Total Mortgage Pass-Through Securities (Cost $265,388)	262,696

	Municipal Bonds — 0.1%
3,000	State of Illinois, Taxable Pension, GO, 5.10%, 06/01/33 (Cost $3,000)	2,957

	Supranational — 0.0% (g)
560	Corp. Andina de Fomento, 5.20%, 05/21/13 (Cost $558)	555

	U.S. Government Agency Securities — 1.6%
	Federal Home Loan Bank System,
1,000	4.25%, 04/16/07	997
19,153	4.72%, 09/20/12	18,859
	Federal Home Loan Mortgage Corp.,
1,260	5.75%, 01/15/12	1,318
	Federal Housing Authority,
75	7.43%, 08/01/20	75
1,609	7.43%, 01/01/22	1,597
	Federal National Mortgage Association,
18,000	5.25%, 04/15/07	18,002
2,240	5.50%, 03/15/11	2,307
1,778	6.13%, 03/15/12	1,894
4,822	6.25%, 02/01/11	5,068
5,881	7.25%, 01/15/10	6,304

	Total U.S. Government Agency Securities (Cost $56,542)	56,421

	U.S. Treasury Obligations — 21.3%
	U.S. Treasury Bonds
4,685	6.13%, 11/15/27	5,600
1,000	6.25%, 08/15/23	1,182
1,120	7.13%, 02/15/23	1,431
24,490	7.25%, 08/15/22 (m)	31,516
1,142	7.50%, 11/15/16	1,415
1,680	7.63%, 02/15/25	2,284
8,717	7.88%, 02/15/21 (m)	11,626
9,659	8.75%, 05/15/17-08/15/20	13,350
336	8.88%, 02/15/19	470
4,094	9.88%, 11/15/15 (m)	5,714
4,454	10.38%, 11/15/12 (m)	4,681
3,650	11.25%, 02/15/15 (m)	5,336
14,721	11.75%, 11/15/14 (m)	17,638
46,045	12.00%, 08/15/13 (m)	51,538
3,095	12.50%, 08/15/14 (m)	3,718
	U.S. Treasury Inflation Indexed Bonds
12,682	3.63%, 04/15/28 (m)	16,005
3,464	3.88%, 01/15/09	3,566
22,137	4.25%, 01/15/10	23,451
	U.S. Treasury Notes
13,030	3.00%, 11/15/07	12,803
560	3.13%, 09/15/08	546
1,000	3.38%, 10/15/09	970
16,925	3.50%, 08/15/09-02/15/10	16,481
2,000	3.63%, 04/30/07	1,989
19,935	4.00%, 06/15/09-02/15/14	19,636
10,050	4.25%, 10/31/07-11/30/07	9,989
2,805	4.75%, 05/15/14	2,858
500	4.88%, 05/15/09	504
8,500	5.00%, 07/31/08	8,544
13,497	6.00%, 08/15/09	13,997
4,080	6.13%, 08/15/07	4,112
47,361	6.50%, 02/15/10 (m)	50,173
	U.S. Treasury Bonds Coupon STRIPS,
10,529	05/15/08	9,845
1,500	11/15/08	1,373
2,165	05/15/09	1,939
4,000	11/15/09	3,510
11,178	02/15/10	9,713
22,233	02/15/11	18,529

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

13,820	08/15/11	11,271
29,917	05/15/12	23,758
27,457	11/15/12	21,151
36,586	02/15/13	27,893
27,671	08/15/13	20,653
6,750	11/15/13	4,973
22,553	2/15/14 (m)	16,424
13,929	5/15/14 (m)	10,018
21,764	8/15/14 (m)	15,481
23,774	11/15/14	16,712
19,909	2/15/15 (m)	13,841
5,395	05/15/15	3,706
20,193	08/15/15	13,719
32,813	11/15/15	21,989
68,923	02/15/16	45,633
15,972	05/15/16	10,447
2,632	08/15/16	1,701
7,161	11/15/16	4,571
13,834	02/15/17	8,741
12,325	05/15/17	7,677
9,900	11/15/17	6,009
46,499	05/15/18	27,586
19,672	02/15/19	11,212
2,275	05/15/20	1,214
1,008	02/15/22	494
7,869	02/15/23	3,677
	U.S. Treasury Bonds Principal STRIPS,
1,500	05/15/08	1,402
5,317	11/15/09	4,666
8,096	11/15/15	5,435

	Total U.S. Treasury Obligations (Cost $742,812)	750,086

	Total Long-Term Investments (Cost $3,373,286)	3,371,600

Shares

Short-Term Investment — 4.2%
Investment Company — 4.2%
146,587	JPMorgan Liquid Assets Money Market Fund (b) (Cost $146,587)	146,587

Principal Amount ($)

	Investment of Cash Collateral for Securities Loaned — 5.7%
	Asset Backed Securities — 0.3%
7,437	GSAA, Series 2006-3, Class A1, FRN, 5.40%, 02/22/08	7,437
1,438	MABS, Series 2006-NC1, Class A1, FRN, 5.40%, 02/25/08	1,438

		8,875

	Certificate of Deposit — 1.6%
14,996	Bank of New York, FRN, 5.41, 05/02/08	14,996
11,000	Barclays New York, FRN, 5.33%, 06/06/07	11,000
10,000	Comerica, FRN, 5.30, 08/24/07	10,000
10,000	Mitsubishi, New York, 5.35, 02/28/07	10,000
12,000	Skandi, New York, FRN, 5.33, 08/27/07	12,000

		57,996

	Corporate Note — 2.7%
4,000	Allstate Life Global Funding, FRN, 5.31%, 12/31/07	4,000
9,000	Banque Federative Du Credit, FRN, 5.32, 07/13/07	9,000
25,000	Berkshire Hathaway Finance Corp., FRN, 5.42, 01/11/08	25,000
5,600	CDC Financial Products Inc., FRN, 5.36%, 01/02/07	5,600
10,100	Citigroup Global Markets Inc., FRN, 5.38%, 12/07/06	10,100
10,000	Dorada Finance Inc., FRN, 5.37%, 01/14/08	10,000
2,000	Fifth Third Bancorp, FRN, 5.32%, 12/31/07	2,000
8,999	Macquarie Bank Ltd., FRN, 5.34%, 12/31/07	9,000
597	MBIA Global Funding LLC, FRN, 5.42%, 01/26/07	597
4,000	Morgan Stanley, FRN, 5.49%, 12/31/07	4,000
4,999	National City Bank Cleveland, FRN, 5.33%, 10/04/07	4,999
5,000	Pricoa Global Funding I, FRN, 5.31%, 12/31/07	5,000
7,500	World Saving Bank FSB, FRN, 5.38%, 06/20/08	7,500

		96,796

	Funding Agreement — 0.3%
11,000	Beneficial Life Insurance Co., FRN, 5.45%, 02/28/07	11,000

	Repurchase Agreement — 0.4%
12,726	Bank of America Securities LLC, 5.32%, dated 11/30/06, due 12/01/06, repurchase price $12,728, Collateralized by U.S. Government Agency Mortgages.	12,726

	Time Deposit — 0.4%
10,000	Deutsche Bank, London, 5.34%, 02/20/07	10,000
5,000	Mutuel Ulster Bank of Ireland, 5.33%, 01/31/07	5,000

		15,000

	Total Investment of Cash Collateral for Securities Loaned (Cost $202,393)	202,393

	Total Investments — 105.4%
	(Cost $3,722,266)	3,720,580
	Liabilities in Excess of Other Assets — (5.4)%	(190,571)

	NET ASSETS — 100.0%	$3,530,009

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage

CMO	Collateralized Mortgage Obligation

FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2006.

GO	General Obligation

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2006.

VAR	Variable. The interest rate shown is the rate in effect at November 30, 2006.

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,701
Aggregate gross unrealized depreciation	(62,387)

Net unrealized appreciation/depreciation	$(1,686)

Federal income tax cost of investments	$3,722,266

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 96.9%
	Asset-Backed Securities — 1.4%
456	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.35%, 02/25/13	458
1,500	Capital One Prime Auto Receivables Trust, Series 2006-2, Class A3, 4.98%, 09/15/10	1,501
1,297	Community Program Loan Trust, Series 1987-A, Class A4, 4.50%, 10/01/18	1,279
208	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.51%, 08/25/32	208
33	GE Capital Mortgage Services, Inc., Series 1997-HE3, Class A6, 6.72%, 10/25/27	33
6,000	Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.10%, 06/15/12	6,040
250	Long Beach Mortgage Loan Trust, Series 2004-2, Class B, SUB, 8.82%, 06/25/34 (e) (i)	248
1,000	MBNA Credit Card Master Note Trust, Series 2003-C1, Class C1, FRN, 7.03%, 06/15/12	1,043
1,500	MBNA Master Credit Card Trust USA, Series 2000-D, Class C, 8.40%, 09/15/09	1,516
20	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	20
101	Security Pacific Acceptance Corp., Series 1995-1, Class A3, 7.25%, 04/10/20	101
1,155	Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	1,162

	Total Asset-Backed Securities (Cost $13,558)	13,609

	Collateralized Mortgaged Obligations — 34.0%
	Agency CMO — 21.9%
1,746	Federal Home Loan Bank, Series 2000, Class Y, 5.27%, 12/28/12	1,752
	Federal Home Loan Mortgage Corp.,
99	Series 11, Class D, 9.50%, 07/15/19	104
42	Series 38, Class D, 9.50%, 05/15/20	45
23	Series 81, Class A, 8.13%, 11/15/20	23
52	Series 84, Class F, 9.20%, 10/15/20	56
30	Series 109, Class I, 9.10%, 01/15/21	30
10	Series 198, Class Z, 8.50%, 09/15/22	10
432	Series 201, Class Z, 8.00%, 02/15/23	431
138	Series 1254, Class N, 8.00%, 04/15/22	138
393	Series 1316, Class Z, 8.00%, 06/15/22	410
111	Series 1343, Class LB, 7.50%, 08/15/22	111
229	Series 1456, Class Z, 7.50%, 01/15/23	232
2,137	Series 1538, Class J, 6.50%, 06/15/08	2,128
1,000	Series 1543, Class VN, 7.00%, 07/15/23	1,042
83	Series 1556, Class H, 6.50%, 08/15/13	85
202	Series 1561, Class J, 6.50%, 08/15/08	201
420	Series 1577, Class PV, 6.50%, 09/15/23	436
269	Series 1595, Class D, 7.00%, 10/15/13	272
211	Series 1611, Class JC, IF, 10.00%, 08/15/23	223
3,212	Series 1628, Class LZ, 6.50%, 12/15/23	3,303
495	Series 1630, Class PJ, 6.00%, 05/15/23	497
1,000	Series 1630, Class PK, 6.00%, 11/15/23	1,023
1,528	Series 1637, Class G, 6.00%, 06/15/23	1,527
326	Series 1667, Class B, 6.00%, 01/15/09	326
16	Series 1671, Class QC, IF, 10.00%, 02/15/24	19
475	Series 1796, Class B, 6.50%, 12/15/08	475
316	Series 2022, Class PE, 6.50%, 01/15/28	325
1,780	Series 2036, Class PG, 6.50%, 01/15/28	1,830
1,964	Series 2055, Class OE, 6.50%, 05/15/13	2,004
306	Series 2089, Class PJ, IO, 7.00%, 10/15/28	55
7,992	Series 2091, Class PG, 6.00%, 11/15/28	8,137
170	Series 2122, Class QR, 6.25%, 01/15/28	170
984	Series 2123, Class PE, 6.00%, 12/15/27	986
358	Series 2132, Class PD, 6.00%, 11/15/27	359
211	Series 2161, Class PG, 6.00%, 04/15/28	211
871	Series 2201, Class C, 8.00%, 11/15/29	910
326	Series 2261, Class ZY, 7.50%, 10/15/30	330
544	Series 2297, Class NB, 6.00%, 03/15/16	554
449	Series 2310, Class Z, 6.00%, 04/15/31	456
169	Series 2313, Class LA, 6.50%, 05/15/31	174

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

4,132	Series 2330, Class PE, 6.50%, 06/15/31	4,234
1,616	Series 2344, Class QG, 6.00%, 08/15/16	1,646
1,739	Series 2345, Class PQ, 6.50%, 08/15/16	1,788
1,448	Series 2368, Class TG, 6.00%, 10/15/16	1,474
2,835	Series 2394, Class MC, 6.00%, 12/15/16	2,889
1,000	Series 2399, Class PG, 6.00%, 01/15/17	1,023
300	Series 2410, Class QB, 6.25%, 02/15/32	311
1,000	Series 2430, Class WF, 6.50%, 03/15/32	1,043
2,000	Series 2466, Class DH, 6.50%, 06/15/32	2,076
2,000	Series 2543, Class YX, 6.00%, 12/15/32	2,051
1,710	Series 2557, Class WJ, 5.00%, 07/15/14	1,703
807	Series 2564, Class BM, 4.50%, 02/15/33	732
440	Series 2602, Class BX, 3.50%, 12/15/22	411
1,515	Series 2613, Class H, 4.50%, 05/15/18	1,444
2,000	Series 2617, Class GR, 4.50%, 05/15/18	1,916
5,829	Series 2636, Class Z, 4.50%, 06/15/18	5,553
87	Series 2643, Class KG, 4.00%, 05/15/18	87
1,320	Series 2656, Class AC, 6.00%, 08/15/33	1,343
1,075	Series 2668, Class SB, IF, 2.46%, 10/15/15	1,001
3,500	Series 2686, Class GB, 5.00%, 05/15/20	3,483
5,000	Series 2708, Class N, 4.00%, 11/15/18	4,630
2,000	Series 2716, Class UN, 4.50%, 12/15/23	1,900
636	Series 2755, Class SA, IF, 3.54%, 05/15/30	615
1,834	Series 2756, Class NA, 5.00%, 02/15/24	1,811
3,000	Series 2762, Class LD, 5.00%, 10/15/27	2,988
2,000	Series 2764, Class OE, 4.50%, 03/15/19	1,915
2,000	Series 2764, Class UC, 5.00%, 05/15/27	1,993
1,142	Series 2776, Class SK, IF, 1.08%, 04/15/34	867
313	Series 2811, PO, 06/15/34	273
457	Series 2827, Class SQ, IF, 7.50%, 01/15/19	473
1,003	Series 2958, Class KB, 5.50%, 04/15/35	1,003
982	Series 3059, Class B, 5.00%, 02/15/35	942
1,000	Series 3064, Class OG, 5.50%, 06/15/34	1,007
1,915	Series 3117, Class EO, PO, 02/15/36	1,484
3,409	Series 3134, PO, 03/15/36	2,694
979	Series 3138, PO, 04/15/36	748
536	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.50%, 02/25/43	542
	Federal Home Loan Mortgage Corp.-Government National Mortgage Association,
445	Series 23, Class KZ, 6.50%, 11/25/23	457
3,063	Series 24, Class J, 6.25%, 11/25/23	3,106
393	Series 31, Class Z, 8.00%, 04/25/24	423
	Federal National Mortgage Association,
32	Series 1988-13, Class C, 9.30%, 05/25/18	34
354	Series 1989-72, Class E, 9.35%, 10/25/19	387
10	Series 1989-98, Class H, 11.50%, 12/25/19	11
21	Series 1990-1, Class D, 8.80%, 01/25/20	23
26	Series 1990-110, Class H, 8.75%, 09/25/20	28
19	Series 1990-117, Class E, 8.95%, 10/25/20	20
187	Series 1991-141, Class PZ, 8.00%, 10/25/21	199
90	Series 1992-31, Class M, 7.75%, 03/25/22	95
30	Series 1992-78, Class H, 7.50%, 06/25/07	30
105	Series 1992-79, Class Z, 9.00%, 06/25/22	114
107	Series 1992-101, Class J, 7.50%, 06/25/22	108
1,101	Series 1992-188, Class PZ, 7.50%, 10/25/22	1,165
84	Series 1993-23, Class PZ, 7.50%, 03/25/23	89
115	Series 1993-55, Class K, 6.50%, 05/25/08	116
425	Series 1993-56, Class PZ, 7.00%, 05/25/23	445
420	Series 1993-60, Class Z, 7.00%, 05/25/23	439
744	Series 1993-79, Class PL, 7.00%, 06/25/23	779
84	Series 1993-86, Class H, 6.50%, 06/25/08	85
1,226	Series 1993-141, Class Z, 7.00%, 08/25/23	1,282
642	Series 1993-149, Class M, 7.00%, 08/25/23	671
666	Series 1993-160, Class AJ, 6.50%, 04/25/23	669
1,686	Series 1993-160, Class ZA, 6.50%, 09/25/23	1,776
513	Series 1993-175, Class PG, 6.50%, 09/25/08	515
23	Series 1993-205, Class H, PO, 09/25/23	19
10	Series 1993-231, Class M, 6.00%, 12/25/08	10
120	Series 1993-255, Class E, 7.10%, 12/25/23	129
549	Series 1993-257, Class C, PO, 06/25/23	480
1,238	Series 1994-1, Class L, 6.50%, 01/25/14	1,263
4,075	Series 1994-23, Class PX, 6.00%, 08/25/23	4,150
1,438	Series 1994-28, Class K, 6.50%, 08/25/23	1,442
55	Series 1994-32, Class Z, 6.50%, 03/25/09	55
306	Series 1994-65, Class PK, PO 04/25/24	256
387	Series 1995-4, Class Z, 7.50%, 10/25/22	425
148	Series 1995-19, Class K, 6.50%, 09/25/08	149
649	Series 1995-19, Class Z, 6.50%, 11/25/23	706
310	Series 1996-59, Class K, 6.50%, 07/25/23	316

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

327	Series 1997-11, Class E, 7.00%, 03/18/27	343
132	Series 1997-27, Class J, 7.50%, 04/18/27	139
500	Series 1997-42, Class EG, 8.00%, 07/18/27	568
2,126	Series 1997-63, Class ZA, 6.50%, 09/18/27	2,206
2,046	Series 1999-47, Class JZ, 8.00%, 09/18/29	2,266
934	Series 2000-8, Class Z, 7.50%, 02/20/30	991
1,787	Series 2001-4, Class PC, 7.00%, 03/25/21	1,863
1,274	Series 2001-5, Class OW, 6.00%, 03/25/16	1,293
1,000	Series 2002-11, Class QG, 5.50%, 03/25/17	1,012
5,000	Series 2002-18, Class PC, 5.50%, 04/25/17	5,070
1,000	Series 2002-55, Class QE, 5.50%, 09/25/17	1,007
1,209	Series 2002-61, Class PE, 5.50%, 05/25/16	1,207
2,000	Series 2002-74, Class PD, 5.00%, 11/25/15	1,986
2,500	Series 2003-8, Class QD, 5.00%, 09/25/16	2,479
2,000	Series 2003-47, Class PE, 5.75%, 06/25/33	2,028
509	Series 2003-60, Class DA, 4.25%, 06/25/21	492
2,808	Series 2003-73, Class GA, 3.50%, 05/25/31	2,643
2,000	Series 2003-83, Class PG, 5.00%, 06/25/23	1,965
126	Series 2003-91, Class SD, IF, 3.63%, 09/25/33	115
2,000	Series 2003-106, Class WE, 4.50%, 11/25/22	1,914
1,000	Series 2003-128, Class KE, 4.50%, 01/25/14	984
9,247	Series 2003-128, Class NG, 4.00%, 01/25/19	8,483
1,000	Series 2004-8, Class GD, 4.50%, 10/25/32	948
1,000	Series 2004-21, Class AE, 4.00%, 04/25/19	916
224	Series 2004-22, Class A, 4.00%, 04/25/19	212
1,000	Series 2004-53, Class NC, 5.50%, 07/25/24	1,010
1,000	Series 2004-101, Class PD, 5.00%, 06/25/30	984
2,080	Series 2005-48, Class OM, 5.00%, 03/25/30	2,061
2,275	Series 2005-59, Class PC, 5.50%, 03/25/31	2,277
6,800	Series 2005-68, Class BC, 5.25%, 06/25/35	6,669
4,566	Series 2005-68, Class JK, 5.25%, 05/25/35	4,527
2,500	Series 2005-84, Class XM, 5.75%, 10/25/35	2,549
5,000	Series 2005-110, Class GJ, 5.50%, 11/25/30	5,028
1,000	Series 2005-116, Class PB, 6.00%, 04/25/34	1,025
1,094	Series 2006-22, Class AO, PO, 04/25/36	824
2,382	Series 2006-59, Class QO, PO, 01/25/33	1,892
2,500	Series 2006-77, Class PC, 6.50%, 08/25/36	2,654
2,234	Series 2006-110, PO, 11/25/36	1,649
71	Series G-29, Class O, 8.50%, 09/25/21	74
523	Series G92-15, Class Z, 7.00%, 01/25/22	533
49	Series G92-30, Class Z, 7.00%, 06/25/22	51
104	Series G92-62, Class B, PO, 10/25/22	85
793	Federal National Mortgage Association Whole Loan, Series 2004-W2, Class 2A2, 7.00%, 02/25/44	824
	Government National Mortgage Association,
363	Series 1997-7, Class ZA, 9.00%, 05/16/27	392
456	Series 1997-8, Class PN, 7.50%, 05/16/27	476
109	Series 1999-43, Class TA, IF, 9.35%, 11/16/29	121
1,111	Series 1999-44, Class ZG, 8.00%, 12/20/29	1,162
2,196	Series 2000-1, Class PK, 8.00%, 01/16/30	2,307
684	Series 2000-9, Class Z, 8.00%, 06/20/30	726
566	Series 2000-26, Class Z, 7.75%, 09/20/30	573
2,762	Series 2002-4, Class TD, 7.00%, 01/20/32	2,971
2,895	Series 2002-45, Class QE, 6.50%, 06/20/32	3,009
145	Series 2002-47, Class HM, 6.00%, 07/16/32	148
122	Series 2004-73, Class AE, IF, 3.88%, 08/17/34	119
	Vendee Mortgage Trust,
2,087	Series 1996-2, Class 1Z, 6.75%, 06/15/26	2,169
5,584	Series 1998-1, Class 2E, 7.00%, 09/15/27	5,773
331	Series 1999-1, Class 2Z, 6.50%, 01/15/29	345

		214,096

	Non-Agency CMO — 12.1%
501	ABN AMRO Mortgage Corp., Series 2003-7, Class A3, 4.50%, 07/25/18	484
4,943	American Home Mortgage Investment Corp., Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	4,810
	Banc of America Funding Corp.,
1,500	Series 2005-5, Class 3A5, 5.50%, 08/25/35	1,475
955	Series 2005-7, Class 30, PO, 11/25/35	724
3,819	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	3,773
	Banc of America Mortgage Securities,
1,438	Series 2003-7, Class A2, 4.75%, 09/25/18	1,410
1,209	Series 2004-2, Class 2A4, 5.50%, 03/25/34	1,200
6,082	Series 2004-3, Class 2A1, 5.50%, 04/25/34	6,030
1,000	Series 2004-7, Class 2A2, 5.75%, 08/25/34	1,002
615	Series 2004-8, Class X, PO, 10/25/34	491
148	Series 2004-11, Class 15, PO, 01/25/20	118
504	Series 2005-1, Class 1A17, 5.50%, 02/25/35	488
511	Series 2005-1, Class 15, PO, 02/25/20	382

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

666	Series 2005-10, Class 15, PO, 11/25/20	508
903	Series 2005-11, Class 15, PO, 12/25/20	724
1,345	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	1,342
23	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.67%, 03/25/31	24
	BHN II Mortgage Trust,
439	Series 1997-1, Class A2, 7.92%, 07/25/09 (d) (i)	11
607	Series 1997-2, Class A2, 7.54%, 05/31/17 (d) (i)	18
2,198	Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.25%, 09/25/33	2,162
2,693	Citicorp Mortgage Securities, Inc., Series 2004-1, Class 3A1, 4.75%, 01/25/34	2,646
305	Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, PO, 12/25/18	247
	Countrywide Alternative Loan Trust,
1,543	Series 2003-J3, Class 2A1, 6.25%, 12/25/33	1,540
5,092	Series 2004-16CB, Class 2A2, 5.00%, 08/25/19	5,025
1,808	Series 2005-5R, Class A1, 5.25%, 12/25/18	1,801
800	Series 2005-23CB, Class A2, 5.50%, 07/25/35	769
5,000	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	4,976
2,000	Series 2005-86CB, Class A11, 5.50%, 02/25/36	1,969
99	Series 2005-J1, Class 4A1, 6.00%, 08/25/17	99
688	Series 2005-J6, Class 2A1, 5.50%, 07/25/25	686
100	Series 2005-J7, Class 1A9, 5.50%, 07/25/35	99
	Countrywide Home Loan Mortgage Pass-Through Trust,
4,000	Series 2002-32, Class 1A18, 6.00%, 01/25/33	3,990
500	Series 2002-35, Class 2A10, 6.00%, 02/25/33	500
300	Series 2002-39, Class A17, 5.00%, 02/25/33	297
310	Series 2003-J7, Class 2A13, 5.00%, 08/25/33	284
367	Series 2003-J13, Class 1A2, 5.25%, 01/25/34	366
190	Series 2005-13, Class A1, 5.50%, 06/25/35	189
3,972	Series 2005-22, Class 2A1, FRN, 5.29%, 11/25/35	3,969
	CS First Boston Mortgage Securities Corp.,
1,000	Series 2005-1, Class 1A16, 5.50%, 02/25/35	978
881	Series 2005-10, Class 6A13, 5.50%, 11/25/35	799
500	Series 2005-10, Class 10A4, 6.00%, 11/25/35	510
284	Deutsche ALT-A Securities Inc. Alternate Loan Trust, Series 2005-3 Class 4A, PO, 06/25/35	215
1,397	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, FRN, 5.31%, 09/25/34	1,402
1,617	First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	1,612
63	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.50%, 08/25/33	63
1,111	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	1,088
	MASTR Alternative Loans Trust,
557	Series 2003-8, Class 3A1, 5.50%, 12/25/33	554
137	Series 2004-6, Class 6A1, 6.50%, 07/25/34	140
156	Series 2004-7, Class 3A1, 6.50%, 08/25/34	159
345	Series 2004-7, Class 30, PO, 08/25/34	267
2,104	Series 2004-8, Class 6A1, 5.50%, 09/25/19	2,116
4,342	Series 2004-10, Class 1A1, 4.50%, 09/25/19	4,198
883	Series 2004-11, Class 8A3, 5.50%, 10/25/19	889
158	Series 2005-1, Class 5A1, 5.50%, 01/25/20	158
	MASTR Asset Securitization Trust,
1,870	Series 2003-4, Class 2A2, 5.00%, 05/25/18	1,858
368	Series 2003-6, Class 8A1, 5.50%, 07/25/33	364
1,370	Series 2003-10, Class 3A1, 5.50%, 11/25/33	1,356
1,327	Series 2003-11, Class 3A1, 4.50%, 12/25/18	1,284
375	Series 2004-6, Class 15, PO, 07/25/19	293
763	Series 2004-8, PO, 08/25/19	583
908	Series 2004-10, Class 1A1, 4.50%, 10/25/19	878
863	MASTR Resecuritization Trust, Series 2005, Class 3, PO, 05/28/35 (e)	604
1,058	MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 5.64%, 02/25/35	1,062
719	Nomura Asset Acceptance Corp., Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	736
	Paine Webber CMO Trust,
27	Series H, Class 4, 8.75%, 04/01/18	28
3	Series J, Class 3, 8.80%, 05/01/18	3
29	Series L, Class 4, 8.95%, 07/01/18	30
	Residential Accredit Loans, Inc.,
2,595	Series 2003-QS14, Class A1, 5.00%, 07/25/18	2,556
1,550	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,538
1,396	Series 2005-QA7, Class A21, VAR, 4.84%, 07/25/35	1,379
4,000	Series 2005-QS5, Class A4, 5.75%, 04/25/35	3,949

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Residential Funding Mortgage Securities I,
1,503	Series 2003-S7, Class A17, 4.00%, 05/25/33	1,420
2,523	Series 2004-S4, Class 2A7, 4.50%, 04/25/19	2,463
1,455	Series 2005-SA4, Class 1A1, VAR, 4.98%, 09/25/35	1,458
3,184	Series 2006-S1, Class 1A8, 5.75%, 01/25/36	3,098
1,073	Residential Funding Securities Corp., Series 2003-RM2, Class AII, 5.00%, 05/25/18	1,061
284	Structured Asset Securities Corp, Series 2003-21, Class 1A3, 5.50%, 07/25/33	283
300	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.50%, 06/25/35	298
	Washington Mutual, Inc.,
2,133	Series 2002-S4, Class A4, 6.50%, 10/19/29	2,140
1,467	Series 2002-S8, Class 2A7, 5.25%, 01/25/18	1,455
633	Series 2004-AR3, Class A1, VAR, 3.92%, 06/25/34	618
1,437	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	1,419
	Wells Fargo Mortgage Backed Securities Trust,
208	Series 2003-8, Class A9, 4.50%, 08/25/18	200
529	Series 2003-10, Class A1, 4.50%, 09/25/18	512
500	Series 2003-11, Class 1A4, 4.75%, 10/25/18	493
414	Series 2003-17, Class 2A9, PO, 01/25/34	219
1,024	Series 2003-18, Class A1, 5.50%, 12/25/33	1,020
320	Series 2004-DD, Class 2A8, FRN, 4.50%, 01/25/35	312
2,165	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	2,144
1,334	Series 2004-P, Class 2A1, FRN, 4.22%, 09/25/34	1,323
333	Series 2004-Q, Class 1A3, FRN, 4.90%, 09/25/34	330
2,041	Series 2004-Q, Class 2A2, FRN, 4.88%, 09/25/34	2,031
2,000	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	1,946
2,175	Series 2005-9, Class 2A10, 5.25%, 10/25/35	2,064

		118,584

	Total Collateralized Mortgage Obligations (Cost $330,437)	332,680

	Commercial Mortgage-Backed Securities — 2.3%
2,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47	2,015
	Bear Stearns Commercial Mortgage Securities,
664	Series 2000-WF1, Class A1, 7.64%, 02/15/32	677
1,000	Series 2004-T14, Class A3, 4.80%, 01/12/41	991
2,570	Series 2006-PW11, Class A4, VAR, 5.63%, 03/11/39	2,650
	DLJ Commercial Mortgage Corp.,
4,500	Series 1999-CG2, Class A1B, 7.30%, 06/10/32	4,706
1,975	Series 2000-CF1, Class A1B, 7.62%, 06/10/33	2,125
1,325	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.66%, 01/12/43	1,403
1,750	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4, VAR, 5.29%, 01/12/44	1,770
1,750	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.61%, 02/12/39	1,798
2,330	Morgan Stanley Capital I, Series 2006-C15, Class A1, 5.68%, 08/12/41	2,378
2,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	1,949

	Total Commercial Mortgage-Backed Securities (Cost $22,374)	22,462

	Corporate Bonds — 28.0%
	Aerospace & Defense — 0.5%
150	Bombardier, Inc. (Canada), 8.00%, 11/15/14 (e)	151
750	L-3 Communications Corp., Series B, 6.38%, 10/15/15	744
400	Loral Corp., 7.00%, 09/15/23	462
750	Moog, Inc., 6.25%, 01/15/15	722
1,000	Northrop Grumman Corp., 7.13%, 02/15/11	1,077
500	Sequa Corp., Series B, 8.88%, 04/01/08	516
1,216	Systems 2001 AT LLC (Cayman Islands), 7.16%, 12/15/11 (e)	1,263

		4,935

	Air Freight & Logistics — 0.5%
	FedEx Corp.,
1,000	9.65%, 06/15/12	1,207
3,408	Series A-1, 7.85%, 01/30/15	3,632

		4,839

	Airlines — 0.5%
	American Airlines, Inc.,
500	7.25%, 02/05/09	507

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

992	Series A2, 10.18%, 01/02/13	1,002
404	Continental Airlines, Inc., 7.88%, 01/02/20	404
624	Delta Air Lines, Inc., Series K, 10.00%, 12/05/14 (d) (e)	493
	NWA Trust,
612	Series A, 9.25%, 06/21/14 (d)	634
1,531	Series B, 10.23%, 06/21/14 (d)	1,492

		4,532

	Automobiles — 0.2%
2,000	DaimlerChrysler NA Holding Corp., 7.30%, 01/15/12	2,143

	Beverages — 0.0% (g)
400	Coca-Cola Enterprises, Inc., 6.95%, 11/15/26	462

	Capital Markets — 2.7%
	Bear Stearns Cos., Inc. (The),
1,000	3.25%, 03/25/09	963
2,000	4.50%, 10/28/10	1,965
500	Credit Suisse First Boston USA, Inc., 5.50%, 08/15/13	512
1,690	Credit Suisse USA, Inc., 6.13%, 11/15/11	1,767
	Donaldson Lufkin & Jenrette, Inc.,
500	6.50%, 04/01/08	508
1,000	6.50%, 06/01/08	1,020
1,000	FMR Corp., 4.75%, 03/01/13 (e)	980
	Goldman Sachs Group, Inc.,
650	5.15%, 01/15/14	647
780	5.25%, 10/15/13	781
2,000	6.60%, 01/15/12	2,133
1,500	6.88%, 01/15/11	1,602
	Lehman Brothers Holdings, Inc.,
235	3.60%, 03/13/09	228
2,025	4.00%, 01/22/08	1,999
295	8.50%, 08/01/15	358
	Merrill Lynch & Co., Inc.,
1,100	4.79%, 08/04/10	1,090
2,750	Series B, 3.13%, 07/15/08	2,664
1,900	Series C, 4.13%, 01/15/09	1,863
	Morgan Stanley,
1,750	4.25%, 05/15/10	1,701
1,000	5.30%, 03/01/13	1,009
1,000	6.60%, 04/01/12	1,066
1,850	6.75%, 04/15/11	1,971

		26,827

	Chemicals — 0.4%
1,000	Dow Capital BV (Netherlands), 8.50%, 06/08/10	1,101
250	Eastman Chemical Co., 7.60%, 02/01/27	279
750	IMC Global, Inc., 10.88%, 08/01/13	854
735	Monsanto Co., 7.38%, 08/15/12	811
	Mosaic Co. (The),
125	7.38%, 12/01/14 (e)	127
125	7.63%, 12/01/16 (e)	128
500	NewMarket Corp., 8.88%, 05/01/10	526
500	Westlake Chemical Corp., 6.63%, 01/15/16	488

		4,314

	Commercial Banks — 3.8%
	Bank of America Corp.,
500	7.80%, 09/15/16	593
1,500	Series F, 6.98%, 03/07/37	1,751
5,000	Bank of Scotland (United Kingdom), VAR, 7.00%, 12/31/49 (e)	5,061
250	Bankers Trust Corp., 7.25%, 10/15/11	271
1,000	BB&T Corp., 6.50%, 08/01/11	1,060
1,750	Branch Banking & Trust Co., 4.88%, 01/15/13	1,725
1,500	First Bank NA, 6.50%, 02/01/08	1,517
1,000	FleetBoston Financial Corp., 7.38%, 12/01/09	1,064

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

400	HSBC Holdings plc (United Kingdom), 7.35%, 11/27/32	487
2,000	Huntington National Bank, 8.00%, 04/01/10	2,172
700	Key Bank NA, 5.70%, 08/15/12	722
1,740	Marshall & Ilsley Corp., 4.38%, 08/01/09	1,711
500	Mellon Funding Corp., 6.38%, 02/15/10	522
1,500	National City Bank, 4.63%, 05/01/13	1,463
1,500	National Westminster Bank plc (United Kingdom), 7.38%, 10/01/09	1,593
750	PNC Funding Corp., 5.25%, 11/15/15	748
825	Popular North America, Inc., 4.25%, 04/01/08	810
2,035	Royal Bank of Canada (Canada), 3.88%, 05/04/09	1,986
2,500	SunTrust Banks, Inc., 6.00%, 02/15/26	2,628
500	UnionBanCal Corp., 5.25%, 12/16/13	498
2,000	US Bancorp, 7.50%, 06/01/26	2,444
2,110	Wachovia Bank N.A., 5.60%, 03/15/16	2,157
	Wells Fargo & Co.,
1,000	4.20%, 01/15/10	976
1,100	5.30%, 08/26/11	1,114
500	6.38%, 08/01/11	529
1,000	Wells Fargo Bank, 6.45%, 02/01/11	1,054

		36,656

	Commercial Services & Supplies — 0.4%
1,009	Allied Waste North America, Series B, 7.13%, 05/15/16	1,003
750	Corrections Corp. of America, 6.25%, 03/15/13	739
530	Phoenix Color Corp., 11.00%, 02/01/09	521
300	Pitney Bowes, Inc., 3.88%, 06/15/13	278
	Quebecor World Capital Corp (Canada),
500	6.13%, 11/15/13	433
500	8.75%, 03/15/16 (e)	485
750	United Rentals North America, Inc., 6.50%, 02/15/12	735

		4,194

	Communications Equipment — 0.1%
930	Cisco Systems, Inc., 5.50%, 02/22/16	949

	Computers & Peripherals — 0.2%
	International Business Machines Corp.,
1,000	5.39%, 01/22/09	1,006
650	7.00%, 10/30/25	762
200	Seagate Technology HDD Holdings (Cayman Islands), 6.80%, 10/01/16	198

		1,966

	Construction Materials — 0.1%
1,300	Hanson Australia Funding Ltd. (Australia), 5.25%, 03/15/13	1,279

	Consumer Finance — 1.4%
1,500	American Express Credit Corp., 3.00%, 05/16/08	1,457
200	Capital One Bank, 4.88%, 05/15/08	199
1,500	Ford Motor Credit Co., 7.38%, 10/28/09	1,497
1,500	General Motors Acceptance Corp., 7.25%, 03/02/11	1,562
	HSBC Finance Corp.,
1,000	5.00%, 06/30/15	985
2,200	5.88%, 02/01/09	2,237
500	6.38%, 11/27/12	531
1,000	6.50%, 11/15/08	1,027

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	International Lease Finance Corp.,
190	4.50%, 05/01/08	188
1,000	5.63%, 06/01/07	1,001
210	5.88%, 05/01/13	217
1,000	John Deere Capital Corp., Series D, 4.63%, 04/15/09	990
350	MBNA America Bank, 5.38%, 01/15/08	350
1,225	SLM Corp., 4.00%, 01/15/10	1,188

		13,429

	Containers & Packaging — 0.2%
750	Ball Corp., 6.88%, 12/15/12	763
	Owens Brockway Glass Container, Inc.,
250	7.75%, 05/15/11	256
440	8.88%, 02/15/09	451

		1,470

	Diversified Consumer Services — 0.0% (g)
500	Stewart Enterprises, Inc., 6.25%, 02/15/13	476

	Diversified Financial Services — 3.9%
	Associates Corp., NA,
1,000	6.25%, 11/01/08	1,020
5,000	8.15%, 08/01/09	5,383
500	Series B, 7.95%, 02/15/10	541
	Bank of America Corp.,
1,000	7.40%, 01/15/11	1,089
2,900	7.80%, 02/15/10	3,138
280	Canadian Pacific Ltd. (Canada), 9.45%, 08/01/21	390
	Caterpillar Financial Services Corp.,
1,500	Series F, 3.45%, 01/15/09	1,453
1,200	Series F, 4.50%, 09/01/08	1,188
	CIT Group, Inc.,
1,000	5.00%, 02/01/15	974
1,325	6.88%, 11/01/09	1,388
1,000	7.75%, 04/02/12	1,113
	General Electric Capital Corp.,
500	Series A, 3.50%, 05/01/08	489
885	Series A, 4.25%, 01/15/08	877
1,000	Series A, 4.38%, 11/21/11	974
1,750	Series A, 5.88%, 02/15/12	1,818
2,700	Series A, 6.00%, 06/15/12	2,825
1,750	Series A, 6.13%, 02/22/11	1,825
1,100	Series A, 6.75%, 03/15/32	1,300
2,000	John Hancock Global Funding II, 3.50%, 01/30/09 (e)	1,935
1,000	MassMutual Global Funding II, 3.50%, 03/15/10 (e)	958
400	National Rural Utilities Cooperative Finance Corp., Series C, 7.25%, 03/01/12	440
1,000	New York Life Global Funding, 3.88%, 01/15/09 (e)	976
	Principal Life Global Funding I,
1,000	2.80%, 06/26/08 (e)	965
1,000	5.13%, 06/28/07 (e)	999
375	Southern Star Central Corp., 6.75%, 03/01/16	375
	Stena AB (Sweden),
400	7.50%, 11/01/13	397
300	9.63%, 12/01/12	321
1,615	Textron Financial Corp., 4.60%, 05/03/10	1,591
1,000	TIAA Global Markets, Inc., 4.13%, 11/15/07 (e)	989

		37,731

	Diversified Telecommunication Services — 1.5%
	BellSouth Corp.,
1,285	5.20%, 09/15/14	1,269
100	6.88%, 10/15/31	109
2,000	British Telecommunications plc (United Kingdom), 8.38%, 12/15/10	2,254
400	GTE Corp., 7.90%, 02/01/27	417
308	MasTec, Inc., Series B, 7.75%, 02/01/08	307
500	New York Telephone Co., 6.13%, 01/15/10	508

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

613	Nynex Corp., 9.55%, 05/01/10	650
1,000	Qwest Corp., 7.88%, 09/01/11	1,067
	Sprint Capital Corp.,
1,000	6.00%, 01/15/07	1,000
1,000	7.63%, 01/30/11	1,082
370	8.38%, 03/15/12	417
800	8.75%, 03/15/32	1,002
1,250	Telus Corp. (Canada), 8.00%, 06/01/11	1,381
270	United Telephone Co. of Florida, Series HH, 8.38%, 01/15/25	311
2,500	Verizon Pennsylvania, Inc., 8.35%, 12/15/30	2,969

		14,743

	Electric Utilities — 1.6%
625	AES Corp. (The), 8.75%, 05/15/13 (e)	669
	Carolina Power & Light Co.,
1,250	5.13%, 09/15/13	1,246
1,000	5.95%, 03/01/09	1,017
1,000	CenterPoint Energy Houston Electric LLC, Series M2, 5.75%, 01/15/14	1,017
664	Commonwealth Edison Co., 6.95%, 07/15/18	696
1,000	Consolidated Edison Co. of New York, 4.70%, 06/15/09	992
2,400	Exelon Corp., 6.75%, 05/01/11	2,530
456	FPL Energy National Wind, 6.13%, 03/25/19 (e)	446
594	FPL Energy Wind Funding LLC, 6.88%, 06/27/17 (e)	605
	Nevada Power Co.,
125	6.50%, 04/15/12	130
375	Series A, 8.25%, 06/01/11	414
1,000	Northeast Utilities, Series B, 3.30%, 06/01/08	972
900	NorthWestern Corp., 5.88%, 11/01/14	898
250	Pacificorp, Series F, 7.24%, 08/16/23	287
1,400	PSEG Power LLC, 7.75%, 04/15/11	1,526
750	Sierra Pacific Power Co., 6.25%, 04/15/12	770
600	Texas-New Mexico Power Co., 6.13%, 06/01/08	603
500	TXU Corp., Series P, 5.55%, 11/15/14	480

		15,298

	Electronic Equipment & Instruments — 0.2%
370	Arrow Electronics, Inc., 6.88%, 07/01/13	391
1,000	Flextronics International Ltd. (Singapore), 6.25%, 11/15/14	970
	NXP BV/NXP Funding LLC,
125	7.88%, 10/15/14 (e)	128
375	FRN, 8.12%, 10/15/13 (e)	381

		1,870

	Energy Equipment & Services — 0.5%
650	Compagnie Generale de Geophysique S.A. (France), 7.50%, 05/15/15	652
500	Grant Prideco, Inc., Series B, 6.13%, 08/15/15	480
500	Offshore Logistics, Inc., 6.13%, 06/15/13	465
2,256	Oslo Seismic Services, Inc., 8.28%, 06/01/11	2,316
500	Pride International, Inc., 7.38%, 07/15/14	519

		4,432

	Food & Staples Retailing — 0.2%
	Kroger Co. (The),
600	7.80%, 08/15/07	610
1,000	8.05%, 02/01/10	1,077

		1,687

	Food Products — 0.2%
500	Cosan S.A. Industria e Comercio (Brazil), 9.00%, 11/01/09 (e)	531

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,000	Grand Metropolitan Investment Corp., 7.45%, 04/15/35	1,219
500	Smithfield Foods, Inc., Series B, 7.75%, 05/15/13	521

		2,271

	Gas Utilities — 0.4%
500	El Paso Natural Gas Co., Series A, 7.63%, 08/01/10	517
500	Holly Energy Partners LP, 6.25%, 03/01/15	474
1,000	KeySpan Gas East Corp., 7.88%, 02/01/10	1,077
	SEMCO Energy, Inc.,
500	7.13%, 05/15/08	501
250	7.75%, 05/15/13	254
835	Southern California Gas Co., 4.38%, 01/15/11	815

		3,638

	Health Care Providers & Services — 0.1%
350	Fresenius Medical Care Capital Trust, 7.88%, 06/15/11	366
	HCA, Inc.,
160	9.13%, 11/15/14 (e)	167
240	9.25%, 11/15/16 (e)	250
500	Omnicare, Inc., 6.75%, 12/15/13	490

		1,273

	Hotels, Restaurants & Leisure — 0.1%
500	Majestic Star Casino LLC, 9.50%, 10/15/10	516
600	MGM Mirage, Inc., 6.88%, 04/01/16	581

		1,097

	Household Durables — 0.2%
1,100	Fortune Brands, Inc., 5.38%, 01/15/16	1,059
1,000	KB Home, 5.75%, 02/01/14	925

		1,984

	Independent Power Producers & Energy Traders — 0.2%
1,555	Constellation Energy Group, Inc., 6.35%, 04/01/07	1,559

	Industrial Conglomerates — 0.2%
285	Ingersoll-Rand Co. Ltd. (Bermuda), 7.20%, 06/01/25	322
1,300	Raychem Corp., 7.20%, 10/15/08	1,342

		1,664

	Insurance — 1.7%
1,000	American International Group, Inc., 4.25%, 05/15/13	950
	ASIF Global Financing,
1,200	2.50%, 01/30/07 (e)	1,195
1,000	3.90%, 10/22/08 (e)	978
1,350	Berkshire Hathaway Finance Corp., 4.20%, 12/15/10	1,314
350	Crum & Forster Holdings Corp., 10.38%, 06/15/13	375
500	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	506
5,000	MIC Financing Trust I, 8.38%, 02/01/27 (e)	5,013
1,350	Monumental Global Funding II, 4.38%, 07/30/09 (e)	1,327
2,015	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	1,966
2,100	Protective Life Secured Trust, 4.00%, 04/01/11	2,016
419	SunAmerica, Inc., 8.13%, 04/28/23	532
400	Torchmark Corp., 7.88%, 05/15/23	480
275	XL Capital Ltd. (Cayman Islands), 5.25%, 09/15/14	273

		16,925

	IT Services — 0.0% (g)
250	Unisys Corp., 8.00%, 10/15/12	244

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Leisure Equipment & Products — 0.1%
400	Brunswick Corp., 7.38%, 09/01/23	424
500	K2, Inc., 7.38%, 07/01/14	497

		921

	Machinery — 0.2%
500	Case New Holland, Inc., 9.25%, 08/01/11	531
470	Ormat Funding Corp., 8.25%, 12/30/20	483
500	Valmont Industries, Inc., 6.88%, 05/01/14	500
500	Westinghouse Air Brake Co., 6.88%, 07/31/13	494

		2,008

	Marine — 0.0% (g)
500	Ultrapetrol Bahamas Ltd. (Bahamas), 9.00%, 11/24/14	477

	Media — 1.3%
750	CBS Corp., 8.63%, 08/01/12	850
414	CCH I LLC, 11.00%, 10/01/15	406
240	Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	318
500	DirecTV Holdings LLC, 6.38%, 06/15/15	483
1,000	Historic TW, Inc., 9.15%, 02/01/23	1,267
800	News America Holdings, Inc., 7.75%, 01/20/24	916
600	News America, Inc., 6.75%, 01/09/38	655
500	Rogers Cable, Inc. (Canada), 6.25%, 06/15/13	498
1,500	TCI Communications, Inc., 9.80%, 02/01/12	1,789
1,800	Thomson Corp. (The) (Canada), 4.25%, 08/15/09	1,757
375	Time Warner Cos., Inc., 8.18%, 08/15/07	382
	Time Warner Entertainment Co. LP,
1,000	8.88%, 10/01/12	1,165
750	10.15%, 05/01/12	899
700	Viacom, Inc., 7.70%, 07/30/10	756
500	Videotron Ltee (Canada), 6.88%, 01/15/14	499

		12,640

	Metals & Mining — 0.4%
500	AK Steel Corp., 7.88%, 02/15/09	500
750	International Steel Group, Inc., 6.50%, 04/15/14	769
2,131	Newmont Gold Co., 8.91%, 01/05/09	2,211

		3,480

	Multi-Utilities — 0.6%
250	Calpine Canada Energy Finance Ulc (Canada), 8.50%, 05/01/08 (d)	223
1,250	Dominion Resources, Inc., Series A, 8.13%, 06/15/10	1,369
1,000	DTE Energy Co., Series A, 6.65%, 04/15/09	1,030
	Duke Energy Corp.,
2,500	4.20%, 10/01/08	2,456
1,000	5.63%, 11/30/12	1,029

		6,107

	Oil, Gas & Consumable Fuels — 0.8%
500	AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.13%, 05/20/16	498
	Chesapeake Energy Corp.,
250	6.88%, 01/15/16	250
500	7.50%, 09/15/13	516
3,000	ConocoPhillips Co., 8.75%, 05/25/10	3,355
500	Pacific Energy Partners LP, 7.13%, 06/15/14	518

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Premcor Refining Group, Inc. (The),
250	7.50%, 06/15/15	262
500	9.50%, 02/01/13	542
500	Sabine Pass LNG LP, 7.25%, 11/30/13 (e)	499
825	Ultramar Diamond Shamrock Corp., 6.75%, 10/15/37	912
500	Williams Partners Finance Corp., 7.50%, 06/15/11 (e)	511

		7,863

	Paper & Forest Products — 0.3%
200	Abitibi-Consolidated, Inc. (Canada), 6.00%, 06/20/13	159
500	Cascades, Inc. (Canada), 7.25%, 02/15/13	498
350	Catalyst Paper Corp. (Canada), Series D, 8.63%, 06/15/11	354
500	Domtar, Inc. (Canada), 7.13%, 08/15/15	479
1,050	International Paper Co., 5.85%, 10/30/12	1,088
700	Union Camp Corp., 6.50%, 11/15/07	704
37	Weyerhaeuser Co., 6.13%, 03/15/07	37

		3,319

	Pharmaceuticals — 0.1%
750	Biovail Corp. (Canada), 7.88%, 04/01/10	756

	Real Estate Investment Trusts (REITs) — 0.3%
	Istar Financial, Inc.,
250	6.00%, 12/15/10	255
250	Series B, 4.88%, 01/15/09	247
600	Spieker Properties, Inc., 7.25%, 05/01/09	631
750	Thornburg Mortgage, Inc., 8.00%, 05/15/13	743
	Ventas Realty LP/Ventas Capital Corp.,
250	6.63%, 10/15/14	255
500	9.00%, 05/01/12	564

		2,695

	Real Estate Management & Development — 0.4%
	EOP Operating LP,
700	6.75%, 02/15/12	759
750	7.25%, 02/15/18	877
250	ERP Operating LP, 4.75%, 06/15/09	247
750	Forest City Enterprises, Inc., 7.63%, 06/01/15	765
1,055	Socgen Real Estate Co. LLC, VAR, 7.64%, 12/31/49 (e)	1,075

		3,723

	Road & Rail — 0.3%
	Burlington Northern Santa Fe Corp.,
775	6.13%, 03/15/09	791
500	7.13%, 12/15/10	537
874	Series 00-2, 7.91%, 01/15/20	1,014
500	PHI, Inc., 7.13%, 04/15/13 (e)	480

		2,822

	Semiconductors & Semiconductor Equipment — 0.1%
	MagnaChip Semiconductor SA,
300	6.88%, 12/15/11	257
300	FRN, 8.64%, 12/15/11	267
500	STATS ChipPAC Ltd. (Singapore), 6.75%, 11/15/11	492

		1,016

	Specialty Retail — 0.1%
500	Brown Shoe Co., Inc., 8.75%, 05/01/12	526
1,000	Quality Stores, Inc., 10.63%, 04/01/07 (d)	- (h)

		526

	Thrifts & Mortgage Finance — 0.8%
	Countrywide Home Loans, Inc.,
1,000	3.25%, 05/21/08	973
750	Series K, 5.50%, 02/01/07	750
500	MGIC Investment Corp., 6.00%, 03/15/07	501

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Washington Mutual, Inc.,
2,375	4.20%, 01/15/10	2,313
1,000	4.38%, 01/15/08	991
2,000	World Savings Bank FSB, 4.50%, 06/15/09	1,973

		7,501

	Tobacco — 0.0% (g)
400	Alliance One International, Inc., 11.00%, 05/15/12	424

	Wireless Telecommunication Services — 0.2%
500	Dobson Cellular Systems, 8.38%, 11/01/11	521
1,250	New Cingular Wireless Services, Inc., 7.88%, 03/01/11	1,377
500	Rogers Wireless, Inc. (Canada), 6.38%, 03/01/14	502

		2,400

	Total Corporate Bonds (Cost $270,230)	273,565

	Mortgage Pass-Through Securities — 9.8%
	Federal Home Loan Mortgage Corp., Gold Pools,
7,230	4.00%, 08/01/18-05/01/19	6,895
2,606	5.50%, 07/01/35	2,603
597	6.00%, 02/01/29	607
9,371	6.50%, 07/01/14-11/01/36	9,603
4203	7.00%, 06/01/09-10/01/36 (m)	4,324
669	7.50%, 09/01/10-10/01/30	690
333	8.00%, 02/01/08-03/01/30	352
68	8.50%, 01/01/08-06/01/10	69
5	9.00%, 02/01/10	5
	Federal Home Loan Mortgage Corp., Conventional Pools,
11	7.50%, 02/01/17-06/01/17	12
28	8.00%, 08/01/08-02/01/10	28
2	8.25%, 09/01/08	2
3	8.75%, 04/01/08	3
18	9.25%, 05/01/12	18
9	10.25%, 06/01/09	9
37	12.00%, 08/01/15-07/01/19	41
4	12.50%, 01/01/14	4
1	13.00%, 06/01/14	1
1	13.50%, 01/01/11-10/01/12	1
1	14.50%, 12/01/10-03/01/11	1
1	14.75%, 03/01/10	1
2	15.00%, 03/01/11	2
	Federal National Mortgage Association Pool, Various Pools,
16,371	3.50%, 08/01/10-07/01/19	15,221
18,161	4.00%, 09/01/13-12/01/18 (m)	17,474
1,069	4.50%, 07/01/18	1,043
9,819	5.00%, 05/01/18-08/01/33	9,682
9,665	5.50%, 08/01/17-08/01/34	9,665
2,314	6.00%, 01/01/14-01/01/34	2,350
6651	6.50%, 05/01/13-07/01/36	6,830
16	7.00%, 03/01/15-03/01/28	16
492	7.50%, 02/01/12-03/01/27	507
300	8.00%, 01/01/16	310
781	8.50%, 11/01/11-12/01/25	814
12	9.00%, 01/01/19-04/01/25	13
82	12.50%, 01/01/16	90
995	ARM, 4.16%, 01/01/34	985
1,927	ARM, 4.72%, 05/01/35	1,926
157	ARM, 7.64%, 10/01/33	161
	Government National Mortgage Association, Various Pools,
1043	6.50%, 02/15/28-10/15/29	1,078
366	7.00%, 01/15/23-04/15/28	378
284	7.25%, 07/15/21-01/15/28	295
470	7.50%, 06/15/07-09/15/29	491
12	7.75%, 02/15/27	13
307	8.00%, 10/15/07-08/20/28	325
18	8.50%, 11/15/25	19
334	9.00%, 04/15/16-01/15/25	359
6	10.00%, 11/15/20	6
4	13.00%, 01/15/15	5

	Total Mortgage Pass-Through Securities (Cost $95,930)	95,327

	Supranational — 0.1%
600	Corp. Andina de Fomento, 5.20%, 05/21/13 (Cost $598)	595

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

		U.S. Government Agency Securities — 2.3%
	1,500	Federal Home Loan Bank System, 5.09%, 10/07/08	1,508
	126	Federal Housing Authority, 7.43%, 08/01/20	126
		Federal National Mortgage Association,
	7,500	6.13%, 03/15/12	7,988
	1,935	6.25%, 02/01/11	2,034
	2,000	8.20%, 03/10/16	2,509
		Resolution Funding Corp.,
	10,000	PO, 04/15/19	5,556
	5,000	PO, 10/15/19	2,707

		Total U.S. Government Agency Securities (Cost $21,121)	22,428

		U.S. Treasury Obligations — 17.4%
		U.S. Treasury Bonds,
	6,100	7.13%, 02/15/23	7,794
	2,700	7.25%, 08/15/22	3,475
	8,275	8.00%, 11/15/21	11,243
	12,685	8.13%, 05/15/21 (m)	17,302
	12,300	8.13%, 08/15/21	16,820
	8,925	8.88%, 08/15/17 (m)	12,187
	13,000	9.00%, 11/15/18 (m)	18,272
	7,125	9.13%, 05/15/18 (m)	10,011
	1,385	10.38%, 11/15/12	1,456
	1,250	11.25%, 02/15/15	1,827
	1,254	U.S. Treasury Inflation Indexed Bonds, 3.63%, 04/15/28	1,583
	2,474	U.S. Treasury Inflation Indexed Notes, 3.88%, 01/15/09	2,547
		U.S. Treasury Notes,
	1,670	3.88%, 09/15/10	1,637
	1,600	3.88%, 02/15/13	1,553
	2,500	4.25%, 11/30/07	2,485
	5,100	4.25%, 08/15/13	5,046
	9,660	4.38%, 12/15/10	9,634
	3,400	4.75%, 03/31/11	3,439
	6,000	4.88%, 05/15/09	6,047
	5,000	4.88%, 05/31/11	5,087
	9,000	5.63%, 05/15/08	9,117
		U.S. Treasury Bonds Coupon STRIPS,
	3,000	02/15/11	2,500
	1,000	02/15/13	762
	308	05/15/13	232
	3,500	11/15/14	2,460
	2,425	11/15/15	1,625
	3,900	05/15/16	2,551
	11,290	05/15/17	7,032
	6,875	11/15/17	4,173
	1,040	05/15/18	617

		Total U.S. Treasury Obligations (Cost $153,639)	170,514

		Municipal Bonds — 0.2%
	1,960	State of Illinois, Taxable Pension, GO, 5.10%, 06/01/33 (Cost $1,960)	1,932

		Foreign Government Securities — 0.8%
CAD	475	Canada Housing Trust No 1 (Canada), 3.55%, 09/15/10	411
DKK	2,500	Denmark Government Bond (Denmark), 4.00%, 11/15/15	455
EUR	750	Deutsche Bundesrepublik (Germany), 2.50%, 10/08/10	954
		Government of New Zealand (New Zealand),
NZD	500	6.00%, 07/15/08	340
NZD	500	6.00%, 11/15/11	340
		United Mexican States (Mexico),
	430	4.63%, 10/08/08	425
	1,300	6.38%, 01/16/13	1,371
	700	6.63%, 03/03/15	752
	1,350	Series A, 7.50%, 04/08/33	1,601
		U.K. Treasury Gilt (United Kingdom),
GBP	105	4.25%, 06/07/32	211
GBP	275	5.00%, 03/07/08	540
GBP	125	5.00%, 03/07/25	267

		Total Foreign Government Securities (Cost $7,161)	7,667

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Common Stocks — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
1	AboveNet, Inc. (a)	67
- (h)	XO Holdings, Inc. (a)	1

		68

	Hotels, Restaurants & Leisure — 0.0% (g)
5	Bally Total Fitness Holding Corp. (a) (i)	9

	Media — 0.0% (g)
4	Cebridge Connections Holdings LLC (a) (i)	307

	Wireless Telecommunication Services — 0.0% (g)
- (h)	Sprint Nextel Corp.	- (h)

	Total Common Stocks (Cost $1,881)	384

	Preferred Stock — 0.1%
	Construction Materials — 0.1%
49	Oglebay Norton Co., 14.80% (Cost $400)	959

Principal Amount ($)

	Loan Participations — 0.5%
463	Celanese AG 7.37%, 04/01/11	463
	Fresenius Medical Care, Capital Term Loan,
369	6.74%, 03/31/13	367
129	6.77%, 03/31/13	128
600	HCA, Inc. Term Loan B, 7.84%, 11/14/13	603
1,000	NRG Energy Term Loan B, 7.37%, 01/26/13	1,003
744	Penn National Term Loan, 7.13%, 05/26/12	746
500	Pinnacle Entertainment, Inc. Term Loan, 7.32%, 12/14/11	502
498	Polymer Group Bank Debt Term Loan B, 7.61%, 11/22/12	497
500	TTM Technologies, Inc. Term Loan, 0.00%, 10/31/12	503
667	Venetian Macau Term Loan B, 8.12%, 04/06/13	670

	Total Loan Participations (Cost $5,483)	5,482

No. of Warrants

	Warrants — 0.0% (g)
	Abovenet Communications, Inc.
- (h)	expires 09/08/08 (a) (i)	16
- (h)	expires 09/08/10 (a) (i)	16
2	XO Holdings, Inc. expires 01/16/10 (a)	1

	Total Warrants (Cost $225)	33

	Total Long-Term Investments (Cost $924,997)	947,637

Shares

	Short-Term Investment — 3.2%
	Investment Company — 3.2%
30,994	JPMorgan Liquid Assets Money Market Fund (b) (Cost $30,994)	30,994

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 8.6%
	Asset-Backed Securities — 0.2%
1,438	MABS, Series 2006-NC1, Class A1, FRN, 5.40%, 02/25/08	1,438

	Certificates of Deposit — 2.0%
4,999	Bank of New York, FRN, 5.41%, 05/02/08	4,999
14,600	Canadian Imperial Bank, New York, FRN, 5.40%, 12/31/07	14,600

		19,599

	Commercial Paper — 0.7%
7,000	Morgan Stanley, FRN, 5.37%, 02/20/07	7,000

	Corporate Notes — 3.6%
5,000	Banque Federative Du Credit, FRN, 5.32%, 07/13/07	5,000
10,000	Berkshire Hathaway Finance, FRN, 5.42%, 01/11/08	10,000
3,000	CDC Financial Products Inc., FRN, 5.36%, 01/02/07	3,000
3,500	Goldman Sachs Group, Inc., FRN, 5.42%, 11/30/07	3,500
7,000	Lehman Holdings, FRN, 5.46%, 02/28/07	7,000

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

5,000	Macquarie Bank Ltd., FRN, 5.34%, 12/31/07	5,000
1,999	Sigma Finance, Inc., FRN, 5.39%, 02/27/08	1,999

		35,499

	Repurchase Agreements — 2.1%
11,381	Bank of America Securities LLC, 5.32%, dated 11/30/06, due 12/01/06, repurchase price $11,383, collateralized by U.S. Government Agency Mortgages	11,381
9,000	Lehman Brothers, Inc., 5.31%, dated 11/30/06, due 12/01/06, repurchase price $9,001, collateralized by U.S. Government Agency Mortgages	9,000

		20,381

	Total Investments of Cash Collateral for Securites on Loan (Cost $83,917)	83,917

	Total Investments — 108.7% (Cost $1,039,908)	1,062,548
	Liabilities in Excess of Other Assets — (8.7)%	(85,220)

	Net Assets — 100.0%	$977,328

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts (Amounts in thousands, except number of contracts)

CONTRACTS TO SELL	SETTLEMENT DATE	SETTLEMENT VALUE (USD)	VALUE AT 11/30/06 (USD)	NET UNREALIZED APPRECIATION (DEPRECIATION) (USD)

472 CAD	01/31/07	$416	$414	$2
1,005 NZD	01/16/07	660	686	(26)

				$(24)

Abbreviations:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(d)	Defaulted security.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage.

CAD	Canadian Dollar.

CMO	Collateralized Mortgage Obligation.

DKK	Danish Krone.

EUR	Euro.

FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2006.

GBP	British Pound.

GO	General Obligation.

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

NZD	New Zealand Dollar.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2006.

USD	United States Dollar.

VAR	Variable. The interest rate shown is the rate in effect at November 30, 2006.

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,472
Aggregate gross unrealized depreciation	(10,832)

Net unrealized appreciation/depreciation	$22,640

Federal income tax cost of investments	$1,039,908

JPMorgan Government Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amount in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 98.0%
	Collateralized Mortgage Obligations — 47.0%
	Agency CMO — 47.0%
	Federal Home Loan Mortgage Corp.,
242	Series 155, IO, 7.00%, 11/01/23	49
223	Series 1343, Class LA, 8.00%, 08/15/22	223
1,654	Series 1367, Class K, 5.50%, 09/15/22	1,646
815	Series 1489, Class I, 6.50%, 04/15/08	815
333	Series 1591, Class E, 10.00%, 10/15/23	374
273	Series 1604, Class MB, IF, 6.45%, 11/15/08	275
507	Series 1625, Class SC, IF, 6.63%, 12/15/08	510
2,310	Series 1633, Class Z, 6.50%, 12/15/23	2,394
3,000	Series 1694, Class PK, 6.50%, 03/15/24	3,146
8,837	Series 1785, Class A, 6.00%, 10/15/23	8,981
2,347	Series 1985, Class PL, 6.50%, 10/17/26 (m)	2,348
898	Series 1999, Class PU, 7.00%, 10/15/27	932
1,731	Series 2031, Class PG, 7.00%, 02/15/28	1,791
4,386	Series 2035, Class PC, 6.95%, 03/15/28	4,556
4,047	Series 2064, Class PD, 6.50%, 06/15/28 (m)	4,168
3,370	Series 2095, Class PE, 6.00%, 11/15/28	3,441
1,132	Series 2152, Class BD, 6.50%, 05/15/29	1,168
797	Series 2345, Class PQ, 6.50%, 08/15/16	819
1,356	Series 2366, Class VG, 6.00%, 06/15/11	1,359
3,946	Series 2367, Class ME, 6.50%, 10/15/31	4,100
13,500	Series 2480, Class EJ, 6.00%, 08/15/32	13,765
7,223	Series 2571, Class PV, 5.50%, 01/15/14	7,313
20,000	Series 2578, Class PG, 5.00%, 02/15/18	19,577
10,000	Series 2580, Class QM, 5.00%, 10/15/31	9,772
2,382	Series 2611, Class QZ, 5.00%, 05/15/33	2,229
10,000	Series 2630, Class KS, 4.00%, 01/15/17	9,521
10,000	Series 2631, Class TE, 4.50%, 02/15/28	9,671
1,773	Series 2647, Class A, 3.25%, 04/15/32	1,643
5,808	Series 2651, Class VZ, 4.50%, 07/15/18	5,527
9,000	Series 2656, Class BG, 5.00%, 10/15/32	8,836
10,000	Series 2684, Class PD, 5.00%, 03/15/29	9,935
2,500	Series 2688, Class DG, 4.50%, 10/15/23	2,346
5,045	Series 2715, Class NG, 4.50%, 12/15/18	4,847
8,588	Series 2727, Class PE, 4.50%, 07/15/32	8,172
5,000	Series 2749, Class TD, 5.00%, 06/15/21	4,942
6,000	Series 2773, Class TB, 4.00%, 04/15/19	5,471
4,730	Series 2780, Class TD, 5.00%, 04/15/28	4,693
15,136	Series 2809, Class DC, 4.50%, 06/15/19	14,428
2,750	Series 2827, Class DG, 4.50%, 07/15/19	2,616
5,000	Series 2827, Class TC, 5.00%, 10/15/28	4,976
7,450	Series 2841, Class AT, 4.00%, 08/15/19	6,777
7,811	Series 2927, Class GA, 5.50%, 10/15/34	7,891
5,000	Series 2929, Class PC, 5.00%, 01/15/28	4,964
18,345	Series 2976, Class HP, 4.50%, 01/15/33	17,929
10,600	Series 3036, Class ND, 5.00%, 05/15/34 (m)	10,311
6,042	Series 3045, Class HN, 4.50%, 09/15/33	5,899
4,800	Series 3085, Class VS, IF, 7.44%, 12/15/35	5,462
5,500	Series 3114, Class KB, 5.00%, 09/15/27	5,439
	Federal Home Loan Mortgage Corp., Structured Pass-Through Securities,
2,678	Series T-54, Class 2A, 6.50%, 02/25/43	2,712
2,231	Series T-56, Class A, PO, 05/25/43	1,884
	Federal National Mortgage Association,
6,537	Series 343, Class 23, IO, 4.00%, 10/01/18	894
331	Series 1988-16, Class B, 9.50%, 06/25/18 (m)	361
371	Series 1990-57, Class J, 7.00%, 05/25/20 (m)	384
788	Series 1993-110, Class H, 6.50%, 05/25/23	813
622	Series 1993-146, Class E, PO, 05/25/23	523
7,400	Series 1993-155, Class PJ, 7.00%, 09/25/23	7,850
619	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	632
114	Series 1993-205, Class H, PO, 09/25/23	96
169	Series 1993-217, Class H, PO, 08/25/23	142
115	Series 1993-228, Class G, PO, 09/25/23	95
53	Series 1994-12, Class C, 6.25%, 01/25/09	53
260	Series 1994-13, Class SM, IF, 9.68%, 02/25/09	270
3,616	Series 1994-37, Class L, 6.50%, 03/25/24	3,736
9,094	Series 1994-43, Class PJ, 6.35%, 12/25/23	9,329
10,556	Series 1994-51, Class PV, 6.00%, 03/25/24	10,819
5,042	Series 1994-62, Class PJ, 7.00%, 01/25/24	5,243
3,558	Series 1994-86, Class PJ, 6.00%, 06/25/09	3,567
7,412	Series 1998-58, Class PC, 6.50%, 10/25/28	7,675
1,246	Series 2000-8, Class Z, 7.50%, 02/20/30	1,322
5,464	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	1,092
2,342	Series 2002-2, Class UC, 6.00%, 02/25/17	2,367
3,000	Series 2002-3, Class PG, 5.50%, 02/25/17	3,033
5,000	Series 2002-18, Class PC, 5.50%, 04/25/17	5,070
6,502	Series 2002-73, Class OE, 5.00%, 11/25/17	6,407
5,549	Series 2002-86, Class EJ, 5.50%, 12/25/32	5,591

JPMorgan Government Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amount in thousands)

Principal Amount ($)	Security Description	Value ($)

15,200	Series 2003-35, Class MD, 5.00%, 11/25/16	15,079
5,000	Series 2003-70, Class BE, 3.50%, 12/25/25	4,815
5,000	Series 2003-74, Class VL, 3.50%, 11/25/22	4,990
20,000	Series 2003-81, Class MC, 5.00%, 12/25/32 (m)	19,623
5,255	Series 2003-82, Class VB, 5.50%, 08/25/33	5,258
10,000	Series 2003-128, Class DY, 4.50%, 01/25/24 (m)	9,464
4,995	Series 2004-46, Class QD, IF, 2.72%, 03/25/34	4,638
16,930	Series 2004-60, Class PA, 5.50%, 04/25/34	16,998
5,000	Series 2005-16, Class LC, 5.50%, 05/25/28	5,023
5,015	Series 2005-29, Class AK, 4.50%, 04/25/35	4,896
11,807	Series 2005-58, Class EP, 5.50%, 07/25/35	11,936
10,658	Series 2005-83, Class LA, 5.50%, 10/25/35	10,774
9,928	Series 2006-110, Class PO, 11/25/36	7,327
63	Series G92-35, Class EB, 7.50%, 07/25/22	66
843	Series G92-44, Class ZQ, 8.00%, 07/25/22	896
	Federal National Mortgage Association Pool Whole Loan,
959	Series 1999-W4, Class A9, 6.25%, 02/25/29	973
7,146	Series 2002-W7, Class A4, 6.00%, 06/25/29	7,226
2,574	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	2,631
1,174	Series 2003-W1, Class 2A, 7.50%, 12/25/42	1,226
8,175	Series 2003-W18, Class 1A6, 5.37%, 08/25/43	8,140
2,824	Series 2005-W1, Class 1A2, 6.50%, 10/25/44	2,882
	Government National Mortgage Association,
1,957	Series 1998-22, Class PD, 6.50%, 09/20/28	2,016
1,128	Series 1999-17, Class L, 6.00%, 05/20/29	1,147
6,000	Series 2001-10, Class PE, 6.50%, 03/16/31	6,298
5,838	Series 2001-64, Class PB, 6.50%, 12/20/31	6,051
34,994	Series 2003-59, Class XA, IO, VAR, 0.94%, 06/16/34	3,081
4,195	Series 2004-62, Class VA, 5.50%, 07/20/15	4,246
18,482	Series 2005-28, Class AJ, 5.50%, 04/20/35	18,743

	Total Collateralized Mortgage Obligations (Cost $521,884)	526,450

	Mortgage Pass-Through Securities — 12.7%
	Federal Home Loan Mortgage Corp., Conventional Pools,
3,955	5.50%, 08/01/33	3,949
30	9.00%, 12/01/09	30
4	9.00%, 11/01/21	4
- (h)	9.50%, 04/01/16	—
569	ARM, 6.67%, 01/01/27	585
73	ARM, 6.80%, 04/01/30	74
	Federal Home Loan Mortgage Corp., Gold Pools,
1,280	5.00%, 12/01/13 - 05/01/22	1,274
8,642	5.50%, 01/01/24 - 11/01/33	8,511
1,116	6.00%, 02/01/32	1,132
6240	6.50%, 12/01/12 - 07/01/29	6398
775	7.00%, 12/01/14 - 04/01/26 (m)	802
4,117	7.50%, 04/01/09 - 08/01/25	4,171
238	8.00%, 11/01/24 - 09/01/25	251
582	8.50%, 05/01/24 - 07/01/28	621
44	9.00%, 08/01/09 - 09/01/21	45
	Federal National Mortgage Association, Various Pools,
7,569	4.00%, 04/01/19	7,220
11,574	5.00%, 11/01/23 - 11/01/33	11,354
65,470	5.50%, 11/01/16 - 05/01/36 (m)	65,353
16,636	6.00%, 03/01/11 - 07/01/36	16,856
2,239	6.50%, 12/01/10 - 04/01/32	2,298
777	7.00%, 04/01/08 - 08/01/25	801
878	7.50%, 06/01/14 - 04/01/30	917
796	8.00%, 11/01/12	821
48	9.00%, 12/01/24	51
411	10.00%, 10/01/16 - 11/01/21	450
	Government National Mortgage Association Various Pools,
106	6.00%, 10/15/23	107
2,514	6.50%, 07/15/08 - 02/15/24 (m)	2,588
844	7.00%, 08/15/07 - 04/15/24	873
1,084	7.50%, 07/15/07 - 02/15/28	1,131
1,080	8.00%, 11/15/08 - 11/20/27	1,141
1,541	9.00%, 04/15/09 - 06/15/25	1,651
88	9.50%, 07/15/09 - 12/15/20	96
473	11.00%, 11/15/09 - 07/15/26	499
150	ARM, 5.75%, 07/20/27 (m)	151

	Total Mortgage Pass-Through Securities (Cost $141,618)	142,205

	U.S. Government Agency Securities — 11.1%
	Federal Home Loan Bank System,
7,000	5.75%, 08/15/11	7,294
	Federal National Mortgage Association,
10,000	6.25%, 05/15/29	11,771
21,000	Zero Coupon, 10/09/19	10,678
9,200	Zero Coupon, 05/29/26	3,442
	Financing Corp. Fico,
500	Zero Coupon, 12/27/06	498
26,153	Zero Coupon, 12/06/18	14,595
	Residual Funding,
78,000	Zero Coupon, 07/15/20	40,660
5,000	Zero Coupon, 04/15/30	1,664

JPMorgan Government Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amount in thousands)

Principal Amount ($)	Security Description	Value ($)

	Resolution Funding Corp.,
50,000	Zero Coupon, 07/15/20	25,995
15,000	Zero Coupon, 04/15/28	5,431
	Tennessee Valley Authority,
4,500	Zero Coupon, 07/15/16	2,808

	Total U.S. Government Agency Securities (Cost $105,904)	124,836

	U.S. Treasury Obligations — 27.2%
	U.S. Treasury Bonds,
2,500	7.13%, 02/15/23	3,194
13,140	7.25%, 05/15/16	15,915
3,935	7.25%, 08/15/22	5,064
3,635	8.00%, 11/15/21	4,939
4,085	8.88%, 08/15/17	5,578
1,020	9.00%, 11/15/18	1,434
18,000	10.38%, 11/15/12	18,918
	U.S. Treasury Bonds Coupon STRIPS,
5,845	02/15/15	4,063
1,655	05/15/15	1,137
2,500	08/15/15	1,699
8,810	11/15/15	5,904
1,190	05/15/16	778
	U.S. Treasury Bonds Principal STRIPS,
30,000	11/15/09	26,329
72,500	05/15/20	38,803
	U.S. Treasury Inflation Indexed Bonds,
1,541	1.63%, 01/15/15	1,478
25,556	2.38%, 04/15/11	25,697
50,237	3.63%, 01/15/08	50,625
	U.S. Treasury Notes,
10,830	2.63%, 05/15/08	10,520
27,700	3.00%, 02/15/08	27,129
8,890	3.63%, 07/15/09	8,699
10,000	3.88%, 05/15/09	9,848
2,085	3.88%, 02/15/13	2,023
6,430	4.25%, 08/15/13	6,362
15,000	4.50%, 09/30/11	15,029
2,015	4.75%, 05/15/14	2,053
4,550	5.63%, 05/15/08	4,609
6,750	5.75%, 08/15/10	7,046

	Total U.S. Treasury Obligations (Cost $299,881)	304,873

	Total Long-Term Investments (Cost $1,069,287)	1,098,364

Shares

	Short-Term Investment — 1.9%
	Investment Company — 1.9%
21,791	JPMorgan U.S. Government Money Market Fund (b) (Cost $21,791)	21,791

Principal Amount ($)

	Investment of Cash Collateral for Securities on Loan — 11.2%
	Repurchase Agreements — 11.2%
25,055	Bank of America Securities LLC, 5.32%, dated 11/30/06, due 12/01/06, repurchase price $25,059, collateralized by U.S. Government Agency Mortgages	25,055
25,000	Bear Stearns, 5.31%, dated 11/30/06, due 12/01/06, repurchase price $25,004, collateralized by U.S. Government Agency Mortgages	25,000
25,000	HSBC Securities, Inc., 5.33%, dated 11/30/06, due 12/01/06, repurchase price $25,004, collateralized by U.S. Government Agency Mortgages	25,000
25,000	Lehman Brothers, Inc., 5.31%, dated 11/30/06, due 12/01/06, repurchase price $25,004, collateralized by U.S. Government Agency Mortgages	25,000
25,000	UBS Securities LLC, 5.32%, dated 11/30/06, due 12/01/06, repurchase price $25,004, collateralized by U.S. Government Agency Mortgages	25,000

	Total Investment of Cash Collateral for Securities on Loan (Cost $125,055)	125,055

	Total Investments — 111.1%
	(Cost $1,216,133)	1,245,210
	Liabilities in Excess of Other Assets — (11.1)%	(124,028)

	NET ASSETS — 100.0%	$1,121,182

JPMorgan Government Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amount in thousands)

ABBREVIATIONS:

(b)

Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by the Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(h) Amount rounds to less than one thousand.

(m) All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, when-issued securities, and reverse repurchase agreements.

ARM Adjustable Rate Mortgage

CMO Collateralized Mortgage Obligation

IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying volatile and there is a greater risk that the initial investment will not be fully recouped.

PO Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

VAR Variable. The interest rate shown is the rate in effect at November 30, 2006

STRIPS Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

Percentages indicated are based on net assets.

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,705
Aggregate gross unrealized depreciation	(8,628)

Net unrealized appreciation/depreciation	$29,077

Federal income tax cost of investments	$1,216,133

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 97.1%
	Corporate Bonds — 85.2%
	Aerospace & Defense — 0.6%
1,250	Alliant Techsystems, Inc., 6.75%, 04/01/16	1,237
460	Bombardier, Inc. (Canada), 8.00%, 11/15/14 (e)	462
1,000	DRS Technologies, Inc., 6.63%, 02/01/16	1,008
2,250	L-3 Communications Corp., Series B, 6.38%, 10/15/15	2,233
1,100	Orbital Sciences Corp., Series B, 9.00%, 07/15/11	1,167
	Sequa Corp.,
700	9.00%, 08/01/09	745
425	Series B, 8.88%, 04/01/08	439

		7,291

	Airlines — 1.9%
	American Airlines, Inc.,
1,840	3.06%, 09/28/08 (i)	1,639
1,750	7.32%, 10/15/09	1,750
917	7.38%, 05/23/19	895
518	10.21%, 01/01/10	526
4,165	Series A2, 10.18%, 01/02/13	4,206
	Continental Airlines, Inc.,
7	7.42%, 04/01/07	7
1,200	8.75%, 12/01/11	1,207
6,528	9.80%, 04/01/21 (m)	7,083
6,780	Northwest Airlines Corp., 10.00%, 02/01/09 (d)	5,661

		22,974

	Asset-Backed Securities — 0.2%
1,250	Citigroup Mortgage Loan Trust, Inc., FRN, 7.32%, 09/25/35 (e) (i)	984
1,750	Long Beach Mortgage Loan Trust, FRN, 6.68%, 06/25/34 (e) (i)	1,737

		2,721

	Automotive — 4.6%
5,010	Ford Motor Co., 7.45%, 07/16/31	3,964
8,605	Ford Motor Credit Co., 8.63%, 11/01/10	8,844
12,185	General Motors Acceptance Corp., 8.00%, 11/01/31	13,657
	General Motors Corp.,
9,250	8.10%, 06/15/24	7,897
4,390	8.25%, 07/15/23	4,000
3,000	8.80%, 03/01/21 (m)	2,783
	Goodyear Tire & Rubber Co. (The),
450	8.63%, 12/01/11 (e)	457
675	9.00%, 07/01/15	690
6,680	JB Poindexter & Co., Inc., 8.75%, 03/15/14	5,695
	Lear Corp.,
2,400	8.50%, 12/01/13 (e)	2,379
4,680	8.75%, 12/01/16 (e)	4,610

		54,976

	Building Materials — 0.7%
5,075	Fedders North America, Inc., 9.88%, 03/01/14	3,540
1,250	Interline Brands, Inc., 8.13%, 06/15/14	1,284
3,500	RMCC Acquisition Co., 9.50%, 11/01/12 (e)	3,815

		8,639

	Captive Finance — 0.3%
3,000	Residential Capital Corp., FRN, 7.20%, 04/17/09 (e)	3,009

	Chemicals — 3.1%
850	Chemtura Corp., 6.88%, 06/01/16	835
	IMC Global, Inc.,
1,000	10.88%, 08/01/13	1,139
2,500	Series B, 10.88%, 06/01/08	2,697
1,300	Series B, 11.25%, 06/01/11	1,373
2,750	Lyondell Chemical Co., 8.00%, 09/15/14	2,836
1,500	M&G Finance Corp., 7.67%, 04/16/09 (i)	1,523
	Mosaic Co. (The),
3,375	7.38%, 12/01/14 (e)	3,430
525	7.63%, 12/01/16 (e)	537

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,700	NewMarket Corp., 8.88%, 05/01/10	3,894
3,000	OM Group, Inc., 9.25%, 12/15/11 (m)	3,120
	Quality Distribution LLC/QD Capital Corp.,
1,775	9.00%, 11/15/10	1,726
2,050	FRN, 9.87%, 01/15/12	2,081
3,000	Terra Capital, Inc., 12.88%, 10/15/08 (m)	3,352
2,500	Tronox Worldwide LLC/Tronox Finance Corp., 9.50%, 12/01/12	2,600
5,800	Westlake Chemical Corp., 6.63%, 01/15/16	5,655

		36,798

	Construction Machinery — 1.5%
	Case New Holland, Inc.,
5,030	9.25%, 08/01/11 (m)	5,338
	Rental Service Corp.
475	9.50%, 12/01/14 (e)	481
	United Rentals North America, Inc.,
10,250	6.50%, 02/15/12 (m)	10,045
1,500	7.00%, 02/15/14	1,455
300	7.75%, 11/15/13	300

		17,619

	Consumer Products — 1.0%
1,650	American Greetings Corp., 7.38%, 06/01/16	1,687
5,100	K2, Inc., 7.38%, 07/01/14	5,075
3,250	Southern States Cooperative, Inc., 10.50%, 11/01/10 (e)	3,413
1,425	Spectrum Brands, Inc., 8.50%, 10/01/13	1,275
900	Steinway Musical Instruments, Inc., 7.00%, 03/01/14 (e)	875

		12,325

	Distributors — 0.8%
1,200	AmeriGas Partners LP, 7.25%, 05/20/15	1,200
2,650	AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.13%, 05/20/16	2,636
3,000	Ferrell Gas Co., 7.42%, 08/01/13 (i)	3,000
2,474	Suburban Propane Partners LP/Suburban Energy Finance Corp., 6.88%, 12/15/13	2,400

		9,236

	Diversified Manufacturing — 0.7%
8,810	Polypore, Inc., 8.75%, 05/15/12	8,678

	Electric — 6.8%
2,410	AES Corp. (The), 9.00%, 05/15/15 (e)	2,588
1,780	Calpine Canada Energy Finance Ulc (Canada), 8.50%, 05/01/08 (d)	1,589
	Calpine Corp.,
3,520	8.50%, 02/15/11 (d)	2,710
2,800	8.75%, 07/15/07 (d)	2,548
4,100	9.88%, 12/01/11 (d) (e)	4,459
6,468	Zero Coupon, 07/15/07 (d) (e)	7,066
8,275	Calpine Generating Co. LLC, 14.37%, 04/01/11 (d)	8,854
	Dynegy Holdings, Inc.,
2,599	7.13%, 05/15/18	2,456
1,000	8.38%, 05/01/16	1,040
1,505	FPL Energy Wind Funding LLC, 6.88%, 06/27/17 (e)	1,533
	Midwest Generation LLC,
3,100	8.75%, 05/01/34 (m)	3,363
6,273	Series A, 8.30%, 07/02/09 (m)	6,383
668	Series B, 8.56%, 01/02/16	728
	Mirant Americas Generation LLC,
5,475	8.30%, 05/01/11	5,557
4,500	8.50%, 10/01/21	4,500
	Nevada Power Co.,
287	6.50%, 04/15/12	298
863	Series A, 8.25%, 06/01/11	952
	NorthWestern Corp.,
1,900	5.88%, 11/01/14	1,896
1,800	7.00%, 08/15/23	1,805
2,915	Ormat Funding Corp., 8.25%, 12/30/20 (m)	2,996
	Reliant Energy, Inc.,
7,900	6.75%, 12/15/14	7,683
3,455	9.50%, 07/15/13	3,675
5,500	Southern Energy, Inc.,
	7.90%, 07/15/09	82
6,800	TXU Corp., Series P, 5.55%, 11/15/14 (m)	6,534

		81,295

	Energy-Independent — 2.1%
	Chesapeake Energy Corp.,
500	6.38%, 06/15/15	486

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,900	6.88%, 01/15/16	1,902
1,250	7.50%, 09/15/13 (m)	1,291
2,600	7.50%, 06/15/14 (m)	2,684
2,400	7.63%, 07/15/13	2,502
	Encore Acquisition Co.,
2,525	6.25%, 04/15/14	2,361
4,300	7.25%, 12/01/17	4,171
	Peabody Energy Corp.,
1,000	5.88%, 04/15/16	955
1,750	7.38%, 11/01/16	1,840
1,175	Series B, 6.88%, 03/15/13	1,190
5,875	Range Resources Corp., 7.50%, 05/15/16	6,022

		25,404

	Entertainment — 1.4%
1,500	HRP Myrtle Beach Operations LLC/HRP Myrtle Beach Capital Corp., FRN, 10.12%, 04/01/12 (e)	1,496
7,569	IMAX Corp. (Canada), 9.63%, 12/01/10 (m)	6,528
	Six Flags, Inc.,
500	8.88%, 02/01/10	482
3,500	9.63%, 06/01/14	3,198
2,950	9.75%, 04/15/13	2,725
2,560	Universal City Development Partners, 11.75%, 04/01/10 (m)	2,749

		17,178

	Environmental — 1.1%
	Allied Waste North America, Inc.,
1,000	7.88%, 04/15/13	1,035
2,250	Series B, 5.75%, 02/15/11	2,182
7,620	Series B, 7.13%, 05/15/16	7,572
2,000	Casella Waste Systems, Inc., 9.75%, 02/01/13	2,090

		12,879

	Food & Beverage — 3.6%
	Chiquita Brands International, Inc.,
1,000	7.50%, 11/01/14	883
9,762	8.88%, 12/01/15	9,079
2,525	Constellation Brands, Inc., 7.25%, 09/01/16	2,585
600	Cosan S.A. Industria e Comercio (Brazil), 9.00%, 11/01/09 (e)	638
4,250	Dean Foods Co., 7.00%, 06/01/16	4,340
6,000	Eurofresh, Inc., 11.50%, 01/15/13 (e)	5,550
5,000	Golden State Foods Corp. 9.24%, 01/10/12 (a) (e) (i)	5,094
2,600	Land O’ Lakes, Inc., 9.00%, 12/15/10 (m)	2,749
5,718	National Beef Packing Co. LLC/NB Finance Corp., 10.50%, 08/01/11	5,975
4,425	National Wine & Spirits, Inc., 10.13%, 01/15/09 (m)	4,425
1,125	Smithfield Foods, Inc., 7.00%, 08/01/11	1,156

		42,474

	Gaming — 1.9%
4,000	Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10	4,260
2,375	Majestic Star Casino LLC/Majestic Star Casino Capital Corp., 9.50%, 10/15/10	2,452
	MGM Mirage,
2,500	6.63%, 07/15/15	2,403
2,800	6.75%, 09/01/12 (m)	2,765
1,400	6.88%, 04/01/16	1,356
1,000	Pokagon Gaming Authority, 10.38%, 06/15/14 (e)	1,085
6,575	Trump Entertainment Resorts, Inc., 8.50%, 06/01/15 (m)	6,526
2,285	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.63%, 12/01/14	2,251

		23,098

	Health Care — 4.9%
4,850	Fresenius Medical Care Capital Trust IV, 7.88%, 06/15/11	5,068
	HCA, Inc.,
2,050	9.13%, 11/15/14 (e)	2,137
2,950	9.25%, 11/15/16 (e)	3,079
4,740	Medical Services Co., FRN, 12.87%, 10/15/11	4,456
	Omnicare, Inc.,
4,275	6.75%, 12/15/13	4,190
3,430	6.88%, 12/15/15	3,353
8,992	Team Health, Inc., 11.25%, 12/01/13	9,217
8,600	Tenet Healthcare Corp., 9.88%, 07/01/14 (m)	8,621
	Triad Hospitals, Inc.,
1,900	7.00%, 05/15/12	1,919

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,200	7.00%, 11/15/13	2,206
2,600	US Oncology, Inc., 10.75%, 08/15/14 (m)	2,873
4,500	Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14 (m)	4,500
	Ventas Realty LP/Ventas Capital Corp. REIT,
750	6.75%, 06/01/10	769
1,000	6.75%, 04/01/17	1,021
750	7.13%, 06/01/15	780
3,250	9.00%, 05/01/12	3,668

		57,857

	Home Construction — 0.3%
3,450	Beazer Homes USA, Inc., 8.13%, 06/15/16	3,579
500	K Hovnanian Enterprises, Inc., 8.63%, 01/15/17	525

		4,104

	Hotels, Restaurants & Leisure — 0.1%
1,000	EPL Finance Corp., 11.75%, 11/15/13	1,065

	Industrial Other — 1.8%
5,550	Eagle-Picher Industries, Inc., 9.75%, 09/01/13 (d)	4,274
3,750	Gardner Denver, Inc., 8.00%, 05/01/13	3,900
6,550	Milacron Escrow Corp., 11.50%, 05/15/11	6,189
6,605	Trimas Corp., 9.88%, 06/15/12	6,341
950	Valmont Industries, Inc., 6.88%, 05/01/14	950

		21,654

	Media Cable — 4.4%
	Adelphia Communications Corp.,
3,175	9.38%, 11/15/09 (d)	2,786
3,500	10.88%, 10/01/10 (d)	2,984
2,000	Series B, 7.50%, 01/15/04 (d)	1,710
1,150	Series B, 7.75%, 01/15/09 (d)	983
1,450	Series B, 8.13%, 07/15/03 (d)	1,240
1,000	Series B, 9.25%, 10/01/02 (d)	850
5,300	CCH I Holdings LLC, 11.13%, 01/15/14	4,558
3,922	CCH I Holdings LLC/CCH I Holdings Capital Corp., 11.00%, 10/01/15	3,844
3,000	CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13	3,075
3,200	Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., 10.25%, 09/15/10	3,344
	Charter Communications Operating LLC/Charter Communications Operating Capital,
1,900	8.00%, 04/30/12 (e)	1,952
1,000	8.38%, 04/30/14 (e)	1,039
3,400	Insight Communications Co., Inc., SUB, 12.25%, 02/15/11	3,574
6,044	Mediacom LLC/Mediacom Capital Corp., 9.50%, 01/15/13	6,210
3,000	NTL Cable plc (United Kingdom), 9.13%, 08/15/16	3,172
1,875	Rogers Cable, Inc. (Canada), 6.25%, 06/15/13	1,866
9,275	Videotron Ltee (Canada), 6.88%, 01/15/14 (m)	9,252

		52,439

	Media Non-Cable — 6.7%
3,250	Barrington Broadcasting Group LLC and Barrington Broadcasting Capital Corp., 10.50%, 08/15/14 (e)	3,234
3,000	Block Communications, Inc., 8.25%, 12/15/15 (e)	2,963
2,600	Cenveo Corp., 7.88%, 12/01/13	2,483
	DirecTV Holdings LLC/DirecTV Financing Co.,
4,900	6.38%, 06/15/15	4,728
3,100	8.38%, 03/15/13	3,220
2,700	Echostar DBS Corp., 7.00%, 10/01/13 (e)	2,693
5,375	Fisher Communications, Inc., 8.63%, 09/15/14	5,671
3,960	Idearc, Inc., 8.00%, 11/15/16 (e)	4,024
	Intelsat Bermuda Ltd. (Bermuda),
1,675	9.25%, 06/15/16 (e)	1,792
1,350	11.25%, 06/15/16 (e)	1,480
4,100	Intelsat Subsidiary Holding Co., Ltd. (Bermuda), 8.25%, 01/15/13	4,177
	Lamar Media Corp.,
2,500	6.63%, 08/15/15 (e)	2,428
1,800	7.25%, 01/01/13	1,809
625	LBI Media, Inc., SUB, 0.00%, 10/15/13	528
	LIN Television Corp.,
2,250	6.50%, 05/15/13 (e)	2,138

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,000	Series B, 6.50%, 05/15/13	950
1,575	Morris Publishing Group LLC, 7.00%, 08/01/13	1,488
3,450	Nexstar Finance Holdings LLC/Nexstar Finance Holdings Inc., SUB, 0.00%, 04/01/13	3,001
5,960	Nexstar Finance, Inc., 7.00%, 01/15/14	5,543
3,150	PanAmSat Corp., 9.00%, 08/15/14 (m)	3,307
5,184	Phoenix Color Corp., 11.00%, 02/01/09	5,100
	Primedia, Inc.,
4,575	8.88%, 05/15/11 (m)	4,506
1,600	FRN, 10.75%, 05/15/10	1,656
1,750	Quebecor Media, Inc. (Canada), 7.75%, 03/15/16	1,772
	Quebecor World Capital Corp. (Canada),
3,250	6.13%, 11/15/13	2,815
1,350	8.75%, 03/15/16 (e)	1,310
	RH Donnelley Corp.,
1,000	6.88%, 01/15/13	958
1,600	Series A-2, 6.88%, 01/15/13	1,532
600	Series A-3, 8.88%, 01/15/16	630
2,000	Sinclair Broadcast Group, Inc., 8.00%, 03/15/12	2,060

		79,996

	Metals — 1.3%
	AK Steel Corp.,
2,100	7.75%, 06/15/12	2,090
4,980	7.88%, 02/15/09	4,980
3,925	International Steel Group, Inc., 6.50%, 04/15/14	4,023
4,425	Neenah Corp., 11.00%, 09/30/10 (e)	4,778

		15,871

	Non-Captive — 0.4%
4,500	Allied Capital, 6.15%, 10/13/10 (i)	4,416

	Oil Field Services — 1.9%
3,300	Basic Energy Services, Inc., 7.13%, 04/15/16	3,184
1,600	Chart Industries, Inc./Pre First Reserve Fund X LP Merger, 9.13%, 10/15/15 (e)	1,672
5,700	Compagnie Generale de Geophysique S.A. (France), 7.50%, 05/15/15	5,714
1,000	Complete Production Services, Inc., 8.00%, 12/15/16 (e)	1,010
1,150	Hornbeck Offshore Services, Inc., Series B, 6.13%, 12/01/14	1,081
900	Offshore Logistics, Inc., 6.13%, 06/15/13	837
1,512	Oslo Seismic Services, Inc., 8.28%, 06/01/11	1,553
1,200	PHI, Inc., 7.13%, 04/15/13 (e)	1,152
2,425	Pride International, Inc., 7.38%, 07/15/14	2,516
4,000	Secunda International Ltd. (Canada), FRN, 13.37%, 09/01/12	4,140
300	Universal Compression, Inc., 7.25%, 05/15/10	300

		23,159

	Other Finance — 0.1%
1,375	ACE Cash Express, Inc., 10.25%, 10/01/14 (e)	1,389

	P&C — 0.6%
6,700	Crum & Forster Holdings Corp., 10.38%, 06/15/13 (m)	7,186

	Packaging — 2.6%
2,550	Ball Corp., 6.88%, 12/15/12	2,595
	Constar International, Inc.,
10,750	11.00%, 12/01/12	9,890
2,950	FRN, 8.75%, 02/15/12	2,950
	Owens Brockway Glass Container, Inc.,
2,500	6.75%, 12/01/14 (m)	2,412
3,000	8.25%, 05/15/13 (m)	3,090
879	8.88%, 02/15/09	901
1,950	Plastipak Holdings, Inc., 8.50%, 12/15/15 (e)	1,999
8,450	Portola Packaging, Inc., 8.25%, 02/01/12	7,668

		31,505

	Paper — 3.5%
	Abitibi-Consolidated, Inc. (Canada),
800	6.00%, 06/20/13	636
1,100	7.75%, 06/15/11	987
3,560	8.38%, 04/01/15	3,097

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

680	8.55%, 08/01/10	654
2,300	Ainsworth Lumber Co., Ltd. (Canada), 6.75%, 03/15/14	1,721
5,196	Appleton Papers, Inc., Series B, 9.75%, 06/15/14	5,196
	Buckeye Technologies, Inc.,
1,500	8.50%, 10/01/13	1,552
1,906	9.25%, 09/15/08	1,906
4,950	Cascades, Inc. (Canada), 7.25%, 02/15/13	4,925
2,400	Catalyst Paper Corp. (Canada), Series D, 8.63%, 06/15/11	2,424
	Domtar, Inc. (Canada),
1,300	7.13%, 08/15/15	1,245
5,945	7.88%, 10/15/11	6,064
	Graphic Packaging International Corp.,
2,000	8.50%, 08/15/11	2,060
1,630	9.50%, 08/15/13	1,679
	Smurfit-Stone Container Enterprises, Inc.,
1,250	8.38%, 07/01/12	1,209
2,535	9.75%, 02/01/11	2,614
	Tembec Industries, Inc. (Canada),
6,070	7.75%, 03/15/12	3,399
960	8.63%, 06/30/09	617

		41,985

	Pharmaceuticals — 0.4%
4,675	Biovail Corp. (Canada), 7.88%, 04/01/10	4,710

	Pipelines — 3.4%
900	ANR Pipeline Co., 8.88%, 03/15/10	946
500	Colorado Interstate Gas Co., 5.95%, 03/15/15	491
	El Paso Corp.,
2,000	6.38%, 02/01/09	2,005
1,000	7.63%, 08/16/07	1,013
2,000	7.63%, 09/01/08	2,042
4,000	El Paso Natural Gas Co., Series A, 7.63%, 08/01/10 (m)	4,140
3,000	El Paso Performance-Linked Trust, 7.75%, 07/15/11 (e)	3,105
3,100	El Paso Production Holding Co., 7.75%, 06/01/13 (m)	3,212
	Northwest Pipeline Corp.,
500	7.00%, 06/15/16	524
1,000	8.13%, 03/01/10	1,034
	Pacific Energy Partners LP/Pacific Energy Finance Corp.,
750	6.25%, 09/15/15	748
4,250	7.13%, 06/15/14 (m)	4,399
5,000	Sabine Pass LNG LP, 7.25%, 11/30/13 (e)	4,994
2,000	Southern Natural Gas Co., 8.88%, 03/15/10	2,102
	Williams Cos, Inc.,
2,325	6.38%, 10/01/10 (e)	2,331
1,600	7.63%, 07/15/19 (m)	1,696
2,175	8.12%, 03/15/12	2,338
1,500	FRN, 7.37%, 10/01/10 (e)	1,536
1,600	Williams Partners LP/Williams Partners Finance Corp., 7.50%, 06/15/11 (e)	1,636

		40,292

	Railroads — 0.1%
934	Kansas City Southern de Mexico, S.A. de C.V. (Mexico), 12.50%, 06/15/12	1,016

	Real Estate Investment Trusts (REITs) — 0.4%
4,480	Thornburg Mortgage, Inc., 8.00%, 05/15/13 (m)	4,435

	Refining — 0.3%
1,533	Orion Refining, 10.00%, 11/15/04 (d) (i)	-(h	)
	Premcor Refining Group, Inc. (The),
1,535	7.50%, 06/15/15	1,610
1,000	9.25%, 02/01/10	1,052
700	9.50%, 02/01/13	759
500	VeraSun Energy Corp., 9.88%, 12/15/12	528

		3,949

	Retailers — 1.9%
1,650	Brown Shoe Co., Inc., 8.75%, 05/01/12	1,737
	General Nutrition Centers, Inc.,
4,375	8.50%, 12/01/10	4,484
1,500	8.63%, 01/15/11	1,568
4,765	Gregg Appliances, Inc., 9.00%, 02/01/13	4,515
	GSC Holdings Corp.,
1,600	8.00%, 10/01/12	1,668
2,950	FRN, 9.25%, 10/01/11	3,064
5,225	Linens ‘n Things, Inc., FRN, 11.00%, 01/15/14	5,107

		22,143

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Services — 3.3%
500	American ECO Corp. (Canada), Series B, 9.63%, 05/15/08 (d) (i)	-(h	)
	Corrections Corp. of America,
921	6.25%, 03/15/13 (m)	907
1,000	6.75%, 01/31/14	1,007
2,025	7.50%, 05/01/11	2,081
1,750	Expedia, Inc., 7.46%, 08/15/18 (e)	1,840
	FTI Consulting, Inc.,
2,150	7.63%, 06/15/13	2,220
800	7.75%, 10/01/16 (e)	828
4,875	Knowledge Learning Corp., Inc., 7.75%, 02/01/15 (e)	4,607
2,850	Mac-Gray Corp., 7.63%, 08/15/15	2,893
4,000	MasTec, Inc., Series B, 7.75%, 02/01/08	3,990
8,287	S.A.C Holdings Corp., 8.50%, 03/15/14	8,204
	Service Corp. International,
1,700	7.38%, 10/01/14	1,768
1,000	7.88%, 02/01/13	1,041
8,250	Stewart Enterprises, Inc., 6.25%, 02/15/13	7,858

		39,244

	Supermarkets — 0.1%
925	SUPERVALU, Inc., 7.50%, 11/15/14	949

	Technology — 6.0%
4,544	Advanced Micro Devices, Inc., 7.75%, 11/01/12	4,658
3,175	Amkor Technology, Inc., 9.25%, 06/01/16	3,127
1,400	Avnet, Inc., 6.63%, 09/15/16	1,466
2,130	Compucom Systems, Inc., 12.00%, 11/01/14 (e)	2,194
4,000	Cookson plc (United Kingdom), 7.09%, 11/01/09 (i)	4,074
3,200	Flextronics International Ltd. (Singapore), 6.25%, 11/15/14	3,104
	Freescale Semiconductor, Inc.,
1,850	8.88%, 12/15/14 (e)	1,855
500	10.13%, 12/15/16 (e)	505
1,500	FRN, 9.24%, 12/15/14 (e)	1,494
1,750	IKON Office Solutions, Inc.,
	7.75%, 09/15/15	1,838
2,000	Intcomex, Inc., 11.75%, 01/15/11 (e)	1,970
	MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., (Luxembourg)
3,525	6.88%, 12/15/11	3,014
4,360	8.00%, 12/15/14	2,899
3,625	FRN, 8.64%, 12/15/11	3,226
1,750	Nortel Networks Ltd. (Canada), FRN, 9.62%, 07/15/11 (e)	1,816
	NXP BV/NXP Funding LLC (Netherlands),
1,455	7.88%, 10/15/14 (e)	1,495
2,850	9.50%, 10/15/15 (e)	2,925
4,620	FRN, 8.12%, 10/15/13 (e)	4,689
4,250	Sanmina-SCI Corp., 8.13%, 03/01/16	4,101
4,075	Seagate Technology HDD Holdings (Cayman Islands), 6.80%, 10/01/16	4,045
2,219	Smart Modular Technologies (Cayman Islands), FRN, 10.87%, 04/01/12	2,352
2,500	Spansion LLC, 11.25%, 01/15/16 (e)	2,609
600	STATS ChipPAC Ltd. (Singapore), 7.50%, 07/19/10	606
	SunGard Data Systems, Inc.,
1,850	4.88%, 01/15/14	1,619
1,000	9.13%, 08/15/13	1,049
	Unisys Corp.,
7,350	8.00%, 10/15/12	7,166
1,100	8.50%, 10/15/15	1,073

		70,969

	Telecommunications - Wireless — 2.5%
2,327	Alamosa Delaware, Inc., 11.00%, 07/31/10	2,524
1,500	American Cellular Corp., Series B, 10.00%, 08/01/11	1,583
1,435	Cricket Communications, Inc., 9.38%, 11/01/14 (e)	1,467
	Dobson Cellular Systems, Inc.,
100	8.38%, 11/01/11	104
1,500	8.38%, 11/01/11 (e)	1,564
5,000	9.88%, 11/01/12	5,425

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

750	Horizon PCS, Inc., 11.38%, 07/15/12	833
4,875	MetroPCS Wireless, Inc., 9.25%, 11/01/14 (e)	4,954
	Nextel Communications, Inc.,
3,000	Series D, 7.38%, 08/01/15 (m)	3,097
1,000	Series E, 6.88%, 10/31/13 (m)	1,022
	Rogers Wireless, Inc. (Canada),
5,325	6.38%, 03/01/14 (m)	5,345
500	9.63%, 05/01/11	568
1,500	Rural Cellular Corp., 8.25%, 03/15/12	1,556

		30,042

	Telecommunications - Wireline — 3.1%
1,225	Cincinnati Bell, Inc., 7.25%, 07/15/13	1,256
4,800	Citizens Communications Co., 9.25%, 05/15/11 (m)	5,310
1,000	Embarq Corp., 7.08%, 06/01/16	1,036
	Level 3 Financing, Inc.,
575	9.25%, 11/01/14 (e)	581
5,375	10.75%, 10/15/11	5,718
1,750	McLeodUSA, Inc., 10.50%, 10/01/11 (e)	1,763
1,525	Qwest Communications International, Inc., 7.50%, 02/15/14	1,571
	Qwest Corp.,
1,000	7.50%, 10/01/14 (e)	1,062
7,600	7.63%, 06/15/15	8,113
7,000	7.88%, 09/01/11	7,472
2,750	Time Warner Telecom Holdings, Inc., 9.25%, 02/15/14	2,929

		36,811

	Textile — 0.5%
5,605	Broder Brothers Co., Series B, 11.25%, 10/15/10	5,437

	Tobacco — 0.9%
	Alliance One International, Inc.,
6,500	11.00%, 05/15/12	6,890
1,150	12.75%, 11/15/12	1,239
1,900	Reynolds American, Inc., 7.63%, 06/01/16 (e)	2,028

		10,157

	Transportation Services — 1.4%
2,713	American Commercial Lines/ACL Finance Corp., 9.50%, 02/15/15	3,011
900	Avis Budget Car Rental LLC/Avis Budget Finance Inc., 7.63%, 05/15/14 (e)	870
4,430	Hertz Corp., 8.88%, 01/01/14 (e)	4,596
888	Horizon Lines LLC, 9.00%, 11/01/12	930
5,600	IdleAire Technologies Corp., SUB, 0.00%, 12/15/12 (e)	4,200
2,000	OMI Corp., (Marshall Islands) 7.63%, 12/01/13	2,042
600	Stena AB (Sweden), 7.50%, 11/01/13	596
1,000	Ultrapetrol Bahamas Ltd. (Bahamas), 9.00%, 11/24/14	955

		17,200

	Total Corporate Bonds (Cost $996,230)	1,016,574

	Convertible Bonds — 0.3%
	Packaging — 0.0% (g)
291	Indesco International, Inc. 10.00%, 02/15/08 (i)	-(h	)
	Technology — 0.3%
4,040	Nortel Networks Ltd. (Canada), 4.25%, 09/01/08 (m)	3,884

	Total Convertible Bonds (Cost $4,273)	3,884

Shares

	Common Stocks — 1.2%
	Construction Machinery — 0.0% (g)
4	Simonds Industries, Inc. (a) (i)	126

	Entertainment — 0.0% (g)
38	Bally Total Fitness Holding Corp. (a) (i)	69

	Media — 0.1%
14	Cebridge Connections Holdings LLC (a) (i)	978

	Media Non-Cable — 0.0% (g)
64	Spanish Broadcasting System (a)	-(h	)

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Metals — 0.8%
480	Oglebay Norton Co. (a)	9,361

	Packaging — 0.0% (g)
9	Continental AFA Dispensing Co. (a)	-(h	)

	Restaurants — 0.0% (g)
18	Avado Brands, Inc. (a) (i)	178

	Retailers — 0.0% (g)
19	Mattress Discounters Corp. (a) (i)	19

	Telecommunications - Wireless — 0.1%
55	Dobson Communications Corp. (a)	478
19	iPCS, Inc. (a)	1,013

		1,491

	Telecommunications - Wireline — 0.0% (g)
1	XO Holdings, Inc. (a)	5

	Textile— 0.2%
126	WestPoint International, Inc. (a) (i)	1,961

	Total Common Stocks (Cost $15,283)	14,188

	Preferred Stocks — 0.1%
	Media Non-Cable — 0.1%
9	Spanish Broadcasting System, Series B, 10.75%	989

	Telecommunications - Wireless — 0.0% (g)
3	Dobson Communications Corp., 6.00%, 08/19/16 (e)	629

	Total Preferred Stocks (Cost $1,656)	1,618

	Loan Participations — 10.3%
3,555	Advanced Micro Devices, Inc., Term Loan, 7.62%, 12/31/13	3,570
1,995	Aleris International, Inc., Term Loan, 7.88%, 08/09/13	1,995
496	Alpha Natural Resources, Inc., Term Loan B, 7.12%, 10/26/12	496
1,000	American Cellular Corp., Term Loan, 7.58%, 08/31/13	1,003
2,000	Banta Term Loan B, 7.11%, 11/20/13	2,003
	Buckeye Check Cashing Term Loan,
3,214	8.12%, 05/01/12	3,198
1,263	8.14%, 05/01/12	1,257
	Cablevision Systems Term Loan B,
2,000	7.12%, 03/30/13	1,996
3,000	7.13%, 03/30/13	2,994
1,948	7.22%, 03/30/13	1,944
4,985	Cavalier Telephone Term Loan, 0.00%, 03/24/12	5,010
	Celanese B Loan (Germany),
748	7.37%, 04/01/11	748
462	7.37%, 04/01/11 (e)	462
167	Chart Industries Bank Debt, 7.44%, 10/14/12	167
1,949	Dresser, Inc., Term Loan B, 8.12%, 12/31/49	1,959
4,738	Eagle-Picher Industries, Inc., 1st Lien Term Loan, 9.90%, 12/30/10	4,736
2,250	Eagle-Picher Industries, Inc., 2nd Lien Term Loan, 13.94%, 12/30/11	2,318
1,990	Fresenius Medical Care Capital Term Loan, 6.74%, 03/31/13	1,978
4,400	HCA, Inc. Term Loan B, 7.84%, 11/14/13	4,425
1,000	Ineos Bridge Term Loan B, 7.34%, 03/28/14	1,007
1,000	Ineos Bridge Term Loan C, 7.84%, 03/28/15	1,009
3,000	Lear Corp. Term Loan, 7.87%, 04/25/12	2,996
	LPL Financial Services, Inc., Bank Debt,
667	8.13%, 06/30/13	672
4,295	8.37%, 06/30/13	4,328
998	Medianews Group Term Loan C, 7.16%, 08/02/13	998
5,000	MetroPCS Wireless, Inc., 7.88%, 11/03/13	5,000
1,000	NES Rental, Term Loan B, 12.13%, 07/20/13	1,008
	NMHG Holding Corp., Term Loan,
54	7.32%, 05/15/13	54
289	7.37%, 05/15/13	288
156	7.38%, 05/15/13	155

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

928	NRG Energy Synthetic Prefunded Lettter of Credit, 7.37%, 01/26/13	931
	NRG Energy, Inc., Term Loan B,
2,000	1.01%, 12/23/07	2,007
10,129	7.37%, 01/26/13	10,167
1,496	Oppenheimer Term Loan C, 8.12%, 07/28/13	1,500
1,215	Penn National Term Loan, 7.13%, 05/26/12	1,218
1,146	Petroleum Geo-Services ASA Term Loan (Norway), 7.57%, 12/21/12	1,149
4,500	Pinnacle Entertainment, Inc., Term Loan, 7.32%, 12/14/11	4,517
2,481	Polymer Group, Inc., Bank Debt Term Loan B, 7.61%, 11/22/12	2,478
3,000	Rental Service Corp., 2nd Lien Term Loan, 8.82%, 11/21/13	3,019
	Rexnord Corp., Term Loan B,
4,000	7.88%, 07/18/13	4,018
2,000	Reynolds & Reynolds, 2nd Lien Term Loan, 10.82%, 10/25/13	2,020
1,995	Senesata Technologies Term Loan, 7.13%, 04/27/13	1,975
2,500	Spansion LLC Term Loan B, 8.38%, 10/31/12	2,505
3,000	Stratus Technologies, Inc., 1st Lien Term Loan (Germany), 8.37%, 03/28/11	3,000
4,000	Stratus Technologies, Inc., 2nd Lien Term Loan (Germany), 14.32%, 03/28/12	3,760
3,980	Supervalu, Inc., Term Loan B, 7.19%, 06/01/12	3,990
1,493	Swett & Crawford 1st Lien Bank Debt, 8.12%, 11/16/11	1,504
1,000	Swett & Crawford 2st Lien Bank Debt, 12.12%, 11/16/12	1,005
500	Texas PetroChemical Preferred Letter of Credit, 5.41%, 06/27/13	504
1,496	Texas PetroChemical Term Loan B, 7.88%, 06/30/13	1,507
	Time Warner Telecom Term Loan B,
1,667	0.00%, 10/12/13	1,675
833	7.57%, 10/12/13	837
1,500	TTM Technologies, Inc., Term Loan, 0.00%, 10/31/12	1,508
5,333	Venetian Macau Term Loan B, 8.12%, 04/06/13	5,360
500	Weco Aircraft 1st Lien Term Loan, 7.57%, 09/29/13	502

	Total Loan Participations (Cost $122,402)	122,430

No. of Warrants

	Warrants — 0.0% (g)
	Telecommunications - Wireline — 0.0% (g)
	XO Holdings, Inc. (a)
2	Class A, 01/16/10	2
2	Class B, 01/16/10	1
2	Class C, 01/16/10	-(h	)

	Total Warrants (Cost $-)	3

	Total Long-Term Investments (Cost $1,139,844)	1,158,697

Shares

Short-Term Investment — 3.2%
Investment Company— 3.2%
38,832	JPMorgan Liquid Assets Money Market Fund (b) (Cost $38,832)	38,832

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 19.5%
	Asset Backed Securities — 1.4%
2,893	Countrywide Home Loans, FRN, 5.43%, 12/28/07	2,893
4,545	GSAA, Series 2005-15, Class A1, FRN, 5.41%, 12/28/07	4,545
7,437	GSAA, Series 2006-3, Class A1, FRN, 5.40%, 02/22/08	7,437
1,438	MABS, Series 2006-NC1, Class A1, FRN, 5.40%, 02/25/08	1,438

		16,313

	Certificates of Deposit — 4.9%
4,999	Bank of New York, FRN, 5.41%, 05/02/08	4,999
9,998	Bank of Nova Scotia, FRN, 5.29%, 05/21/07	9,998
12,000	Barclays, New York, FRN, 5.33%, 06/06/07	12,000

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

10,000	Mitsubushi UFJ Trust, New York, 5.35%, 02/28/07	10,000
6,000	Natexis Banques Populaires New York, FRN, 5.37%, 01/28/08	6,000
4,999	Sun Trust Bank, Atlanta, FRN, 5.31%, 06/28/07	4,999
10,000	Wells Fargo Bank, San Francisco, FRN, 5.30%, 12/01/06	10,000

		57,996

	Corporate Notes — 10.3%
13,000	Banque Federative Du Credit, FRN, 5.32%, 07/13/07	13,000
	Beta Finance, Inc.,
2,000	FRN, 5.37%, 03/15/07	2,000
12,500	FRN, 5.38%, 01/15/08	12,500
9,000	CC USA, Inc., FRN, 5.37%, 01/25/08	9,000
5,600	CDC Financial Products, Inc., FRN, 5.36%, 01/02/07	5,600
11,700	Citigroup Global Markets, Inc., 5.38%, 12/07/06	11,700
13,500	Dorada Finance Inc., FRN, 5.37%, 01/14/08	13,500
5,000	Goldman Sachs Group, Inc., FRN, 5.47%, 12/28/07	5,000
12,996	K2(USA) LLC, FRN, 5.39%, 02/15/08	12,996
12,999	Macquarie Bank Ltd., FRN, 5.34%, 12/31/07	12,999
5,000	Morgan Stanley, FRN, 5.49%, 12/31/07	5,000
5,000	Pricoa Global Funding I, FRN, 5.31%, 12/31/07	5,000
4,700	Unicredito Italiano Bank plc, FRN, 5.33%, 12/31/07	4,700
10,000	World Savings Bank FSB, 5.38%, 06/20/08	10,000

		122,995

	Funding Agreement — 1.2%
15,000	Beneficial Life Insurance Co., FRN, 5.45%, 02/28/07	15,000

	Repurchase Agreements — 1.7%
10,278	Banc of America Securities LLC, 5.32%, dated 11/30/06, due 12/01/06, repurchase price $10,280, collateralized by U.S. Government Agency Mortgages.	10,278
10,000	Bear Stearns, 5.31%, dated 11/30/06, due 12/01/06, repurchase price $10,001, collateralized by U.S. Government Agency Mortgages.	10,000

		20,278

	Total Investments of Cash Collateral for Securities on Loan
	(Cost $232,582)	232,582

	Total Investments — 119.8%
	(Cost $1,411,258)	1,430,111
	Liabilities in Excess of Other Assets — (19.8)%	(236,313)

	NET ASSETS — 100.0%	1,193,798

Percentages indicated are based on net assets.

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,703
Aggregate gross unrealized depreciation	(20,850)

Net unrealized appreciation/depreciation	$18,853

Federal income tax cost of investments	$1,411,258

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Abbreviations:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(d)	Defaulted Security.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2006.
REIT	Real Estate Investment Trust.
SUB	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2006.

JPMorgan Intermediate Bond Fund

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 98.0%
	Asset Backed Securities — 2.2%
1,595	American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	1,578
	AmeriCredit Automobile Receivables Trust,
-(h)	Series 2002-D, Class A4, 3.40%, 04/13/09	-(h)
373	Series 2003-BX, Class A4A, 2.72%, 01/06/10	369
	Citibank Credit Card Issuance Trust,
798	Series 2002-A1, Class A1, 4.95%, 02/09/09	797
3,390	Series 2002-C2, Class C2, 6.95%, 02/18/14	3,648
1,400	Series 2005-B1, Class B1, 4.40%, 09/15/10	1,384
1,172	CNH Equipment Trust, Series 2003-B, Class A4B, 3.38%, 02/15/11	1,158
789	Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 06/15/32	792
3,993	Countrywide Asset-Backed Certificates, Series 2004-AB2, Class A2, FRN, 5.59%, 05/25/36	4,000
743	GE Capital Mortgage Services, Inc., Series 1999-HE, Class M, 6.71%, 04/25/29	744
930	Household Automotive Trust, Series 2005-1 Class A4, 4.35%, 06/18/12	918
500	Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.10%, 06/15/12	503
	MBNA Credit Card Master Note Trust,
2,393	Series 2002-C1, Class C1, 6.80%, 07/15/14	2,575
997	Series 2003-C1, Class C1, FRN, 7.02%, 06/15/12	1,040
	MBNA Master Credit Card Trust USA,
1,755	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	1,890
1,595	Series 2000-D, Class C, 8.40%, 09/15/09	1,612
63	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	63
	WFS Financial Owner Trust,
884	Series 2003-2, Class A4, 2.41%, 12/20/10	876
595	Series 2003-4, Class A4, 3.15%, 05/20/11	588

	Total Asset Backed Securities (Cost $24,105)	24,535

	Collateralized Mortgage Obligations — 46.6%
	Agency CMO — 39.2%
873	Federal Home Loan Bank,
	Series 2000, Class Y, 5.27%, 12/28/12	876
	Federal Home Loan Mortgage Corp.,
103	Series 11, Class D, 9.50%, 07/15/19	107
46	Series 46, Class B, 7.80%, 09/15/20	46
16	Series 47, Class F, 10.00%, 06/15/20	17
1	Series 85, Class C, 8.60%, 01/15/21	1
40	Series 99, Class Z, 9.50%, 01/15/21	42
177	Series 114, Class H, 6.95%, 01/15/21	176
-(h)	Series 204, Class E, HB, IF, 820.80%, 05/15/23	1
2	Series 411, Class I, HB, 84.00%, 05/15/20	2
13	Series 1079, Class S, IF, 15.73%, 05/15/21	13
16	Series 1084, Class F, FRN, 6.33%, 05/15/21	16
11	Series 1084, Class S, HB, IF, 21.04%, 05/15/21	11
81	Series 1144, Class KB, 8.50%, 09/15/21	81
-(h)	Series 1172, Class L, HB, VAR, 1180.80%, 11/15/21	1
1	Series 1196, Class B, HB, IF, 532.80%, 01/15/22	13
151	Series 1206, Class IA, 7.00%, 03/15/22	151
1,805	Series 1212, Class IZ, 8.00%, 02/15/22	1,807
101	Series 1250, Class J, 7.00%, 05/15/22	101
-(h)	Series 1298, Class L, HB, 981.87%, 06/15/07	-(h)
266	Series 1343, Class LA, 8.00%, 08/15/22	267
141	Series 1404, Class FA, 4.50%, 11/15/07	140
26	Series 1465, Class SA, IF, 3.63%, 02/15/08	1
1,193	Series 1466, Class PZ, 7.50%, 02/15/23	1,214
16	Series 1470, Class F, FRN, 5.38%, 02/15/23	16
483	Series 1491, Class I, 7.50%, 04/15/23	485
19	Series 1506, Class F, FRN, 6.03%, 05/15/08	19
3	Series 1506, Class S, IF, 9.71%, 05/15/08	3
999	Series 1512, Class J, 6.50%, 05/15/08	995
121	Series 1513, Class AG, FRN, 3.89%, 05/15/08	121
229	Series 1513, Class N, 6.50%, 05/15/08	229
47	Series 1518, Class G, IF, 3.13%, 05/15/08	-(h)
479	Series 1518, Class G, IF, 3.81%, 05/15/23	478
455	Series 1541, Class O, FRN, 3.94%, 07/15/23	446
105	Series 1544, Class J, IF, 7.03%, 07/15/08	105
61	Series 1549, Class K, 8.50%, 07/15/08	61
928	Series 1558, Class D, 6.50%, 07/15/23	939
209	Series 1586, Class M, 5.00%, 09/15/08	207
52	Series 1600, Class SC, IF, 8.60%, 10/15/08	52
11	Series 1602, Class SA, IF, 5.28%, 10/15/23	12
88	Series 1604, Class SA, IF, 6.64%, 11/15/08	89
165	Series 1606, Class SC, IF, 9.23%, 11/15/08	168
3,021	Series 1607, Class H, 6.25%, 10/15/13	3,046
1,196	Series 1608, Class L, 6.50%, 09/15/23	1,242
1,432	Series 1609, Class LG, IF, 5.69%, 11/15/23	1,481
798	Series 1611, Class JA, FRN, 6.63%, 08/15/23	802
727	Series 1611, Class JB, IF, 2.72%, 08/15/23	716
3,400	Series 1624, Class KZ, 6.00%, 12/15/08	3,402

JPMorgan Intermediate Bond Fund

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

216	Series 1625, Class SD, IF, 8.51%, 12/15/08	221
22	Series 1665, Class FA, FRN, 4.28%, 06/15/23	22
16	Series 1671, Class L, 7.00%, 02/15/24	16
29	Series 1685, Class Z, 6.00%, 11/15/23	29
132	Series 1689, Class SD, IF, 8.95%, 10/15/23	136
363	Series 1698, Class SC, IF, 9.70%, 03/15/09	378
204	Series 1700, Class GA, PO, 02/15/24	177
1,595	Series 1706, Class K, 7.00%, 03/15/24	1,674
195	Series 1745, Class D, 7.50%, 08/15/24	194
528	Series 1798, Class F, 5.00%, 05/15/23	518
23	Series 1807, Class G, 9.00%, 10/15/20	24
156	Series 1900, Class TA, PO, 08/15/08	155
2,134	Series 1927, Class PH, 7.50%, 01/15/27	2,226
83	Series 1967, Class PC, PO, 10/15/08	82
1,005	Series 1981, Class Z, 6.00%, 05/15/27	1,020
294	Series 1987, Class PE, 7.50%, 09/15/27	300
1,041	Series 2006-59, Class QO, PO, 01/25/33	827
38	Series 2017, Class SE, IF, 8.03%, 12/15/08	38
889	Series 2025, Class PE, 6.30%, 01/15/13	899
156	Series 2033, Class SN, IF, IO, 11.76%, 03/15/24	54
429	Series 2038, Class PN, IO, 7.00%, 03/15/28	86
1,436	Series 2040, Class PE, 7.50%, 03/15/28	1,482
729	Series 2056, Class TD, 6.50%, 05/15/18	751
2,806	Series 2063, Class PG, 6.50%, 06/15/28	2,877
400	Series 2064, Class TE, 7.00%, 06/15/28	415
1,893	Series 2075, Class PH, 6.50%, 08/15/28	1,945
1,196	Series 2075, Class PM, 6.25%, 08/15/28	1,227
481	Series 2089, Class PJ, IO, 7.00%, 10/15/28	87
409	Series 2097, Class PV, 6.00%, 09/15/09	410
423	Series 2102, Class TC, 6.00%, 12/15/13	430
1,447	Series 2125, Class JZ, 6.00%, 02/15/29	1,471
183	Series 2163, Class PC, IO, 7.50%, 06/15/29	37
1,994	Series 2169, Class TB, 7.00%, 06/15/29	2,112
798	Series 2172, Class QC, 7.00%, 07/15/29	842
12	Series 2196, Class TL, 7.50%, 11/15/29	13
695	Series 2201, Class C, 8.00%, 11/15/29	726
1,111	Series 2210, Class Z, 8.00%, 01/15/30	1,161
515	Series 2224, Class CB, 8.00%, 03/15/30	532
748	Series 2256, Class MC, 7.25%, 09/15/30	757
1,128	Series 2259, Class ZM, 7.00%, 10/15/30	1,166
816	Series 2271, Class PC, 7.25%, 12/15/30	833
798	Series 2283, Class K, 6.50%, 12/15/23	840
561	Series 2296, Class PD, 7.00%, 03/15/31	583
54	Series 2299, Class G, 7.00%, 05/15/14	54
257	Series 2306, Class K, PO, 05/15/24	214
626	Series 2306, Class SE, IF, IO, 5.82%, 05/15/24	88
439	Series 2333, Class HC, 6.00%, 07/15/31	445
859	Series 2344, Class QG, 6.00%, 08/15/16	875
11,677	Series 2344, Class ZD, 6.50%, 08/15/31	12,017
1,473	Series 2344, Class ZJ, 6.50%, 08/15/31	1,517
1,228	Series 2345, Class NE, 6.50%, 08/15/31	1,262
1,387	Series 2345, Class PQ, 6.50%, 08/15/16	1,426
1,170	Series 2347, Class VP, 6.50%, 03/15/20	1,202
1,122	Series 2351, Class PZ, 6.50%, 08/15/31	1,155
7,453	Series 2353, Class TD, 6.00%, 09/15/16	7,623
1,038	Series 2355, Class BP, 6.00%, 09/15/16	1,058
1,148	Series 2360, Class PG, 6.00%, 09/15/16	1,168
398	Series 2362, Class PD, 6.50%, 06/15/20	400
269	Series 2362, Class PJ, 6.50%, 10/15/28	270
989	Series 2366, Class MD, 6.00%, 10/15/16	1,008
50	Series 2382, Class TL, IO, 6.50%, 02/15/31	1
179	Series 2391, Class QE, 5.50%, 05/15/15	179
1,780	Series 2391, Class QR, 5.50%, 12/15/16	1,794
1,617	Series 2391, Class VQ, 6.00%, 10/15/12	1,649
1,595	Series 2392, Class PV, 6.00%, 12/15/20	1,602
490	Series 2410, Class HC, 5.50%, 02/15/09	488
1,085	Series 2410, Class NG, 6.50%, 02/15/32	1,127
1,314	Series 2410, Class OE, 6.38%, 02/15/32	1,346
3,376	Series 2410, Class QS, IF, 5.67%, 02/15/32	3,466
499	Series 2410, Class QX, IF, IO, 3.33%, 02/15/32	49
271	Series 2412, Class SE, IF, 5.02%, 02/15/09	270
1,595	Series 2412, Class SP, IF, 5.46%, 02/15/32	1,630
573	Series 2423, Class MC, 7.00%, 03/15/32	596
1,097	Series 2423, Class MT, 7.00%, 03/15/32	1,141
4,443	Series 2434, Class TC, 7.00%, 04/15/32	4,626
957	Series 2435, Class CJ, 6.50%, 04/15/32	1,008
1,595	Series 2435, Class VH, 6.00%, 07/15/19	1,631
1,196	Series 2441, Class GF, 6.50%, 04/15/32	1,250
1,330	Series 2444, Class ES, IF, IO, 2.63%, 03/15/32	107
1,416	Series 2450, Class GZ, 7.00%, 05/15/32	1,465
532	Series 2450, Class SW, IF, IO, 2.68%, 03/15/32	43
542	Series 2454, Class VB, 6.50%, 10/15/15	541
2,078	Series 2460, Class VZ, 6.00%, 11/15/29	2,107
3,988	Series 2466, Class DH, 6.50%, 06/15/32	4,139
3,988	Series 2466, Class PG, 6.50%, 04/15/32	4,131
1,595	Series 2474, Class NR, 6.50%, 07/15/32	1,660
2,112	Series 2484, Class LZ, 6.50%, 07/15/32	2,222
2,813	Series 2498, Class UD, 5.50%, 06/15/16	2,814
1,451	Series 2500, Class GD, 5.50%, 12/15/15	1,449
2,393	Series 2500, Class MC, 6.00%, 09/15/32	2,437
2,051	Series 2500, Class TD, 5.50%, 02/15/16	2,048
2,393	Series 2512, Class PG, 5.50%, 10/15/22	2,395
757	Series 2513, Class YO, PO, 02/15/32	670
2,393	Series 2515, Class DE, 4.00%, 03/15/32	2,252

JPMorgan Intermediate Bond Fund

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

258	Series 2519, Class BT, 8.50%, 09/15/31	276
1,675	Series 2527, Class VU, 5.50%, 10/15/13	1,688
1,196	Series 2535, Class BK, 5.50%, 12/15/22	1,208
1,675	Series 2537, Class TE, 5.50%, 12/15/17	1,697
2,662	Series 2543, Class YX, 6.00%, 12/15/32	2,729
2,454	Series 2557, Class WJ, 5.00%, 07/15/14	2,444
1,933	Series 2565, Class MB, 6.00%, 05/15/30	1,955
3,190	Series 2575, Class ME, 6.00%, 02/15/33	3,264
1,242	Series 2586, Class WI, IO, 6.50%, 03/15/33	263
4,120	Series 2594, Class VA, 6.00%, 03/15/14	4,182
1,763	Series 2594, Class VP, 6.00%, 02/15/14	1,785
1,595	Series 2594, Class VQ, 6.00%, 08/15/20	1,621
2,838	Series 2597, Class AD, 6.50%, 03/15/32	2,975
2,988	Series 2597, Class DS, IF, IO, 2.23%, 02/15/33	205
6,501	Series 2599, Class DS, IF, IO, 1.68%, 02/15/33	350
6,885	Series 2610, Class DS, IF, IO, 1.78%, 03/15/33	423
4,174	Series 2611, Class SH, IF, IO, 2.33%, 10/15/21	279
1,595	Series 2617, Class GR, 4.50%, 05/15/18	1,528
1,249	Series 2619, Class IM, IO, 5.00%, 10/15/21	167
1,000	Series 2628, Class WA, 4.00%, 07/15/28	954
1,109	Series 2630, Class KN, 2.50%, 04/15/13	1,082
798	Series 2631, Class LC, 4.50%, 06/15/18	766
798	Series 2640, Class VE, 3.25%, 07/15/22	692
358	Series 2643, Class HI, IO, 4.50%, 12/15/16	34
263	Series 2643, Class KG, 4.00%, 05/15/18	262
1,853	Series 2651, Class VZ, 4.50%, 07/15/18	1,763
780	Series 2656, Class SH, IF, 5.64%, 02/15/25	757
1,143	Series 2668, Class SB, IF, 2.47%, 10/15/15	1,065
798	Series 2672, Class ME, 5.00%, 11/15/22	785
1,994	Series 2675, Class CK, 4.00%, 09/15/18	1,846
1,421	Series 2682, Class YS, IF, 1.02%, 10/15/33	1,009
957	Series 2684, Class TO, PO, 10/15/33	603
2,000	Series 2684, PO, 01/15/33	1,305
798	Series 2686, Class GB, 5.00%, 05/15/20	794
590	Series 2691, Class WS, IF, 1.02%, 10/15/33	434
1,000	Series 2695, Class DE, 4.00%, 01/15/17	956
859	Series 2705, Class SC, IF, 1.02%, 11/15/33	640
859	Series 2705, Class SD, IF, 2.16%, 11/15/33	685
5,822	Series 2727, Class BS, IF, 1.10%, 01/15/34	4,019
89	Series 2727, PO, 01/15/34	51
64	Series 2733, Class GF, FRN, 0.00%, 09/15/33	60
344	Series 2739, Class S, IF, 1.36%, 01/15/34	231
589	Series 2744, Class FE, FRN, 0.00%, 02/15/34	467
1,595	Series 2744, Class PC, 5.50%, 01/15/31	1,601
1,991	Series 2744, Class PD, 5.50%, 08/15/33	2,018
1,595	Series 2744, Class TU, 5.50%, 05/15/32	1,588
972	Series 2749, Class PK, IO, 5.00%, 09/15/22	38
676	Series 2753, Class S, IF, 1.36%, 02/15/34	496
508	Series 2755, Class SA, IF, 3.56%, 05/15/30	491
233	Series 2769, PO, 03/15/34	156
1,519	Series 2776, Class SK, IF, 1.10%, 04/15/34	1,152
600	Series 2846, PO, 08/15/34	445
1,000	Series 3047, Class OB, 5.50%, 12/15/33	1,014
957	Series 3117, Class, EO, PO, 02/15/36	742
301	Series 3134, PO, 03/15/36	238
979	Series 3138, PO, 04/15/36	748
983	Series 3150, PO, 05/15/36	754
588	Series 3158, Class LX, FRN, 05/15/36	525
600	Series 3179, Class OA, 07/15/36	453
910	Series 3189, Class SN, FRN, 0.79%, 11/15/35	874
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities,
414	Series T-41, Class 3A, 7.50%, 07/25/32	430
357	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	372
3,418	Series T-54, Class 2A, 6.50%, 02/25/43	3,461
1,178	Series T-54, Class 3A, 7.00%, 02/25/43	1,217
312	Series T-58, Class A, PO, 09/25/43	266
778	Federal Home Loan Mortgage Corp.- Government National Mortgage Association, Series 24, Class ZE, 6.25%, 11/25/23	795
	Federal National Mortgage Association,
7	Series 50, Class 2, IO, 10.50%, 03/01/19	2
47	Series 218, Class 2, IO, 7.50%, 04/01/23	10
600	Series 329, Class 1, PO, 01/01/33	471
1,311	Series 340, Class 1, PO, 09/01/33	985
28	Series 1988-7, Class Z, 9.25%, 04/25/18	30
132	Series 1989-70, Class G, 8.00%, 10/25/19	140
52	Series 1989-78, Class H, 9.40%, 11/25/19	57
43	Series 1989-83, Class H, 8.50%, 11/25/19	46
45	Series 1989-89, Class H, 9.00%, 11/25/19	49
16	Series 1990-1, Class D, 8.80%, 01/25/20	17
25	Series 1990-7, Class B, 8.50%, 01/25/20	27
25	Series 1990-60, Class K, 5.50%, 06/25/20	26
22	Series 1990-63, Class H, 9.50%, 06/25/20	24
25	Series 1990-93, Class G, 5.50%, 08/25/20	25
-(h)	Series 1990-94, Class H, HB, 505.92%, 08/25/20	4
-(h)	Series 1990-95, Class J, IO, 1118.04%, 08/25/20	6
117	Series 1990-102, Class J, 6.50%, 08/25/20	120
53	Series 1990-120, Class H, 9.00%, 10/25/20	58
10	Series 1990-134, Class SC, IF, 13.58%, 11/25/20	12
1	Series 1990-140, Class H, HB, 652.15%, 12/25/20	8
-(h)	Series 1991-7, Class K, HB, 907.68%, 02/25/21	1
73	Series 1991-42, Class S, IF, 8.32%, 05/25/21	78
98	Series 1992-33, Class F, FRN, 4.16%, 03/25/22	97
13	Series 1992-44, Class K, 7.25%, 04/25/07	13
64	Series 1992-143, Class MA, 5.50%, 09/25/22	65

JPMorgan Intermediate Bond Fund

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

315	Series 1993-18, Class PK, 6.50%, 02/25/08	315
455	Series 1993-25, Class J, 7.50%, 03/25/23	482
2,919	Series 1993-37, Class PX, 7.00%, 03/25/23	3,048
123	Series 1993-41, Class PH, 6.00%, 03/25/23	122
1,008	Series 1993-54, Class Z, 7.00%, 04/25/23	1,054
212	Series 1993-62, Class SA, IF, 10.31%, 04/25/23	241
28	Series 1993-72, Class F, FRN, 5.28%, 05/25/08	28
275	Series 1993-122, Class M, 6.50%, 07/25/23	284
99	Series 1993-165, Class SD, IF, 5.56%, 09/25/23	101
23	Series 1993-170, Class SE, IF, 9.41%, 09/25/08	24
47	Series 1993-175, Class SA, IF, 11.77%, 09/25/08	50
418	Series 1993-178, Class PK, 6.50%, 09/25/23	433
3,988	Series 1993-183, Class KA, 6.50%, 10/25/23	4,208
3,306	Series 1993-189, Class PL, 6.50%, 10/25/23	3,426
319	Series 1993-190, Class S, IF, 6.64%, 10/25/08	323
62	Series 1993-196, Class FA, FRN, 5.28%, 10/25/08	61
452	Series 1993-225, Class SG, IF, 4.90%, 12/25/13	473
713	Series 1993-247, Class SA, IF, 11.60%, 12/25/23	845
1,643	Series 1993-250, Class Z, 7.00%, 12/25/23	1,696
2,955	Series 1993-257, Class C, PO, 06/25/23	2,584
41	Series 1994-9, Class E, PO, 11/25/23	35
166	Series 1994-12, Class FC, FRN, 5.43%, 01/25/09	165
30	Series 1994-13, Class SK, IF, 8.85%, 02/25/09	31
192	Series 1994-17, Class JB, IO, 6.50%, 02/25/09	11
52	Series 1994-20, Class Z, 6.50%, 02/25/09	52
585	Series 1994-34, Class DZ, 6.00%, 03/25/09	586
437	Series 1994-40, Class VC, 6.50%, 02/25/10	437
292	Series 1994-55, Class G, 6.75%, 12/25/23	292
1,864	Series 1996-14, Class SE, IF, IO, 5.98%, 08/25/23	313
62	Series 1996-20, Class L, PO, 09/25/08	60
144	Series 1996-24, Class E, PO, 03/25/09	137
99	Series 1996-27, Class FC, FRN, 5.84%, 03/25/17	99
491	Series 1996-32, Class PH, 7.00%, 01/25/26	494
166	Series 1996-39, Class J, PO, 09/25/08	159
174	Series 1996-59, Class J, 6.50%, 08/25/22	180
1,226	Series 1996-59, Class K, 6.50%, 07/25/23	1,247
960	Series 1997-20, Class IB, IF, IO, 1.84%, 03/25/27	54
1,063	Series 1997-20, IF, IO, 1.84%, 03/25/27	60
421	Series 1997-27, Class J, 7.50%, 04/18/27	445
369	Series 1997-29, Class J, 7.50%, 04/20/27	387
742	Series 1997-39, Class PD, 7.50%, 05/20/27	776
348	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	71
54	Series 1998-4, Class C, PO, 04/25/23	45
168	Series 1998-27, Class B, PO, 12/25/08	160
728	Series 1998-36, Class ZB, 6.00%, 07/18/28	740
2,083	Series 2000-2, Class ZE, 7.50%, 02/25/30	2,200
1,018	Series 2001-4, Class PC, 7.00%, 03/25/21	1,061
1,778	Series 2001-5, Class OW, 6.00%, 03/25/16	1,805
2,833	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	566
2,201	Series 2001-36, Class DE, 7.00%, 08/25/31	2,273
536	Series 2001-44, Class PD, 7.00%, 09/25/31	560
1,793	Series 2001-48, Class Z, 6.50%, 09/25/21	1,879
573	Series 2001-49, Class Z, 6.50%, 09/25/31	593
2,360	Series 2001-50, Class VB, 6.50%, 12/25/16	2,362
1,276	Series 2001-52, Class XM, 6.50%, 11/25/10	1,295
2,791	Series 2001-61, Class VB, 7.00%, 12/25/16	2,837
1,137	Series 2001-61, Class VQ, 6.50%, 08/25/15	1,140
1,089	Series 2001-71, Class GU, 6.00%, 05/25/14	1,093
2,032	Series 2001-71, Class MB, 6.00%, 12/25/16	2,069
2,628	Series 2001-71, Class QE, 6.00%, 12/25/16	2,675
11,246	Series 2001-74, Class MB, 6.00%, 12/25/16	11,587
618	Series 2001-78, Class VB, 6.00%, 12/25/15	616
1,356	Series 2001-80, Class PE, 6.00%, 07/25/29	1,374
497	Series 2001-81, Class LO, PO, 01/25/32	406
1,344	Series 2002-1, Class HC, 6.50%, 02/25/22	1,385
507	Series 2002-1, Class SA, IF, 7.90%, 02/25/32	564
1,171	Series 2002-2, Class UC, 6.00%, 02/25/17	1,184
2,393	Series 2002-3, Class OG, 6.00%, 02/25/17	2,442
509	Series 2002-8, Class SR, IF, 5.02%, 03/25/09	504
4,865	Series 2002-18, Class PC, 5.50%, 04/25/17	4,933
1,617	Series 2002-21, Class PE, 6.50%, 04/25/32	1,669
1,595	Series 2002-24, Class AJ, 6.00%, 04/25/17	1,640
1,526	Series 2002-28, Class PK, 6.50%, 05/25/32	1,576
2,096	Series 2002-37, Class Z, 6.50%, 06/25/32	2,152
3,190	Series 2002-56, Class UC, 5.50%, 09/25/17	3,220
2,012	Series 2002-59, Class AC, 6.00%, 03/25/28	2,021
1,262	Series 2002-59, Class VB, 6.50%, 04/25/32	1,264
4,499	Series 2002-61, Class PE, 5.50%, 05/25/16	4,494
3,190	Series 2002-74, Class LD, 5.00%, 01/25/16	3,167
3,988	Series 2002-74, Class PD, 5.00%, 11/25/15	3,960
6,460	Series 2002-74, Class VB, 6.00%, 11/25/31	6,524
1,743	Series 2002-84, Class VB, 5.50%, 04/25/15	1,755
348	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	51
1,595	Series 2002-94, Class BK, 5.50%, 01/25/18	1,618
2,210	Series 2003-8, Class SB, IF, IO, 2.33%, 03/25/16	84
798	Series 2003-22, Class UD, 4.00%, 04/25/33	670
640	Series 2003-34, Class GB, 6.00%, 03/25/33	656
1,199	Series 2003-34, Class GE, 6.00%, 05/25/33	1,248
380	Series 2003-39, IO, VAR, 6.00%, 05/25/33	80
1,595	Series 2003-47, Class PE, 5.75%, 06/25/33	1,618
769	Series 2003-52, Class SX, IF, 6.99%, 10/25/31	812
664	Series 2003-64, Class SX, IF, 0.45%, 07/25/33	480
1,555	Series 2003-71, Class DS, IF, 0.37%, 08/25/33	1,113
6,186	Series 2003-80, Class SY, IF, IO, 2.33%, 06/25/23	528

JPMorgan Intermediate Bond Fund

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,595	Series 2003-83, Class PG, 5.00%, 06/25/23	1,567
503	Series 2003-91, Class SD, IF, 3.63%, 09/25/33	461
1,196	Series 2003-106, Class US, IF, 1.10%, 11/25/23	879
4,226	Series 2003-116, Class SB, IF, IO, 2.28%, 11/25/33	304
2,161	Series 2003-117, Class JB, 3.50%, 06/25/33	1,939
798	Series 2003-128, Class KE, 4.50%, 01/25/14	785
1,332	Series 2003-130, Class SX, IF, 3.54%, 01/25/34	1,295
1,714	Series 2004-10, Class SC, IF, 7.32%, 02/25/34	1,874
1,193	Series 2004-14, Class SD, IF, 1.10%, 03/25/34	874
1,000	Series 2004-21, Class AE, 4.00%, 04/25/19	916
250	Series 2004-21, Class CO, PO, 04/25/34	170
1,595	Series 2004-25, Class PC, 5.50%, 01/25/34	1,604
1,214	Series 2004-25, Class SA, IF, 4.90%, 04/25/34	1,229
1,037	Series 2004-36, Class PC, 5.50%, 02/25/34	1,039
1,792	Series 2004-36, Class SA, IF, 4.90%, 05/25/34	1,810
1,131	Series 2004-76, Class CL, 4.00%, 10/25/19	1,045
781	Series 2005-52, Class PA, 6.50%, 06/25/35	811
2,000	Series 2005-68, Class PG, 5.50%, 08/25/35	2,017
2,500	Series 2005-84, Class XM, 5.75%, 10/25/35	2,549
2,620	Series 2005-110, Class GJ, 5.50%, 11/25/30	2,635
951	Series 2006-22, Class AO, PO, 04/25/36	717
1,500	Series 2006-77, Class PC, 6.50%, 08/25/36	1,592
1,986	Series 2006-110, Class PO, 11/25/36	1,465
39	Series G-14, Class L, 8.50%, 06/25/21	41
189	Series G-18, Class Z, 8.75%, 06/25/21	205
63	Series G-22, Class G, 6.00%, 12/25/16	64
135	Series G-35, Class M, 8.75%, 10/25/21	147
-(h)	Series G92-27, Class SQ, HB, IF, 5281.20%, 05/25/22	26
580	Series G92-35, Class E, 7.50%, 07/25/22	610
34	Series G92-42, Class Z, 7.00%, 07/25/22	36
840	Series G92-44, Class ZQ, 8.00%, 07/25/22	893
610	Series G92-54, Class ZQ, 7.50%, 09/25/22	646
131	Series G93-5, Class Z, 6.50%, 02/25/23	135
139	Series G95-1, Class C, 8.80%, 01/25/25	152
	Federal National Mortgage Association Whole Loan,
409	Series 2002-W5, Class A10, IF, IO 2.78%, 11/25/30	21
1,390	Series 2002-W5, Class A7, 6.25%, 08/25/30	1,393
1,642	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	1,679
462	Series 2003-W4, Class 2A, 6.50%, 10/25/42	472
191	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	189
1,454	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	1,512
	Government National Mortgage Association,
654	Series 1990-30, Class H, IF, IO, 3.28%, 08/16/29	45
471	Series 1994-3, Class PQ, 7.49%, 07/16/24	493
1,697	Series 1994-4, Class KQ, 7.99%, 07/16/24	1,780
2,393	Series 1994-7, Class PQ, 6.50%, 10/16/24	2,507
642	Series 1995-3, Class DQ, 8.05%, 06/16/25	688
180	Series 1995-7, Class CQ, 7.50%, 09/16/25	188
1,373	Series 1996-16, Class E, 7.50%, 08/16/26	1,425
285	Series 1998-26, Class K, 7.50%, 09/17/25	299
4,569	Series 1999-4, Class ZB, 6.00%, 02/20/29	4,650
4,182	Series 1999-10, Class ZC, 6.50%, 04/20/29	4,294
483	Series 1999-41, Class Z, 8.00%, 11/16/29	507
375	Series 1999-44, Class PC, 7.50%, 12/20/29	394
863	Series 2000-6, Class Z, 7.50%, 02/20/30	904
266	Series 2000-9, Class PB, 7.50%, 06/16/26	266
158	Series 2000-9, Class Z, 8.00%, 06/20/30	167
3,109	Series 2000-9, Class ZJ, 8.50%, 02/16/30	3,381
1,422	Series 2000-14, Class PD, 7.00%, 02/16/30	1,476
402	Series 2000-16, Class ZN, 7.50%, 02/16/30	422
2,201	Series 2000-37, Class B, 8.00%, 12/20/30	2,291
180	Series 2000-38, Class AH, 7.15%, 12/20/30	184
1,388	Series 2001-7, Class PK, 6.50%, 03/20/31	1,429
76	Series 2001-32, Class WA, IF, 6.83%, 07/20/31	77
1,595	Series 2001-64, Class MQ, 6.50%, 12/20/31	1,642
514	Series 2002-7, Class PG, 6.50%, 01/20/32	528
769	Series 2002-31, Class S, IF, IO, 3.38%, 01/16/31	74
176	Series 2002-36, Class VB, 6.50%, 07/20/19	175
1,595	Series 2002-40, Class UK, 6.50%, 06/20/32	1,664
8,467	Series 2002-45, Class QE, 6.50%, 06/20/32	8,799
1,595	Series 2002-47, Class PG, 6.50%, 07/16/32	1,661
1,595	Series 2002-47, Class PY, 6.00%, 07/20/32	1,622
2,335	Series 2002-47, Class ZA, 6.50%, 07/20/32	2,406
146	Series 2002-48, Class VM, 6.50%, 09/20/16	146
187	Series 2002-51, Class SG, IF, 9.45%, 04/20/31	211
1,120	Series 2002-54, Class GB, 6.50%, 08/20/32	1,159
1,986	Series 2002-67, Class VA, 6.00%, 03/20/13	1,983
564	Series 2002-79, Class KV, 6.00%, 11/20/13	574
178	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	2
5,214	Series 2002-88, Class VA, 6.00%, 12/20/17	5,309
1,521	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	214
1,137	Series 2003-4, Class NY, 5.50%, 12/20/13	1,150
388	Series 2003-24, PO, 03/16/33	318
1,196	Series 2003-40, Class TJ, 6.50%, 03/20/33	1,291
1,476	Series 2003-52, Class AP, PO, 06/16/33	1,171
565	Series 2003-95, Class SC, IF, IO, 1.68%, 09/17/31	12
303	Series 2004-28, Class S, IF, 5.03%, 04/16/34	307
650	Series 2004-73, Class AE, IF, 3.88%, 08/17/34	635
	Vendee Mortgage Trust,
2,317	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	2,356
3,596	Series 1996-1, Class 1Z, 6.75%, 02/15/26	3,775
1,220	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,268
4,995	Series 1997-1, Class 2Z, 7.50%, 02/15/27	5,292
1,237	Series 1998-1, Class 2E, 7.00%, 09/15/27	1,279

		439,955

JPMorgan Intermediate Bond Fund

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Non-Agency CMO — 7.4%
1,500	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	1,460
	Bank of America Funding Corp.,
508	Series 2004-1, FRN, PO, 03/25/34	395
365	Series 2005-7, Class 30, PO, 11/25/35	277
1,910	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	1,886
	Bank of America Mortgage Securities,
382	Series 2003-8, Class A, PO, 11/25/33	285
953	Series 2003-11, PO, 02/25/34	772
666	Series 2004-6, Class A, PO, 07/25/34	483
387	Bank of America Alternative Loan Trust, Series 2003-11, PO, 01/25/34	304
982	Bank of America Mortgage Securities, Series 2004-J, Class 3A1, FRN, 5.06%, 11/25/34	977
	Bear Stearns Adjustable Rate Mortgage Trust,
448	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	447
1,872	Series 2006-1, Class 1A1, FRN, 4.63%, 02/25/36	1,840
234	BHN II Mortgage Fund, Series 1997-1, Class A2, 7.92%, 07/25/09 (i)	6
879	Cendant Mortgage Corp., Series 2004-1, Class P, PO, 02/25/34	678
	Citicorp Mortgage Securities, Inc.,
2,693	Series 2004-1, Class 3A1, 4.75%, 01/25/34	2,646
1,567	Series 2004-5, Class A5, 4.50%, 08/25/34	1,526
	Citigroup Mortgage Loan Trust, Inc.,
1,025	Series 2003-UP3, Class A3, 7.00%, 09/25/33	1,041
617	Series 2003-UST1, PO, 12/25/18	495
1,893	Series 2003-UST1, Class A1, 5.50%, 12/25/18	1,888
616	Series 2005-1, Class 2A1A, VAR, 4.72%, 04/25/35	619
	Countrywide Alternative Loan Trust,
4,682	Series 2002-8, Class A4, 6.50%, 07/25/32	4,655
2,471	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	2,458
1,300	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	1,294
	Countrywide Home Loan Mortgage Pass Through Trust,
3,472	Series 2003-26, Class 1A6, 3.50%, 08/25/33	3,106
1,757	Series 2003-J7, Class 4A3, IF, 2.93%, 08/25/18	1,637
640	Series 2003-J13, PO, 01/25/34,	515
456	Series 2004-HYB3, Class 2A, VAR, 4.07%, 06/20/34	449
1,986	Series 2005-22, Class 2A1, FRN, 5.29%, 11/25/35	1,984
637	Series 2005-R1, Class 2A, PO, 03/25/35 (e)	497
175	Credit Suisse First Boston Mortgage Securities Corp., Series 1997-2, Class A, 7.50%, 06/25/20 (e)	175
658	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2A, PO, 10/25/18	534
	First Horizon Asset Securities, Inc.,
2,148	Series 2004-AR1, Class 2A2, FRN, 5.02%, 04/25/35	2,129
3,009	Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	3,000
798	Series 2004-AR7, Class 2A2, FRN, 4.92%, 02/25/35	795
1,920	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	1,880
	MASTR Alternative Loans Trust,
618	Series 2003-9, Class 8A1, 6.00%, 01/25/34	627
330	Series 2004-7, Class 30, PO, 08/25/34	256
944	Series 2004-10, Class 1A1, 4.50%, 09/25/19	913
	MASTR Asset Securitization Trust,
611	Series 2003-4, Class 2A2, 5.00%, 05/25/18	608
609	Series 2004-8, PO, 08/25/19	465
2,158	MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35 (e)	1,511
-(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 7509.60%, 04/20/21	2
670	MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 5.64%, 02/25/35	673
	Nomura Asset Acceptance Corp.,
1,079	Series 2003-A1, Class A1, 5.50%, 05/25/33	1,072
845	Series 2003-A1, Class A2, 6.00%, 05/25/33	842
133	Series 2003-A1, Class A5, 7.00%, 04/25/33	132
765	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	783
1	Paine Webber CMO Trust, Series H, Class 4, 8.75%, 04/01/18	1
	Residential Accredit Loans, Inc.,
6,504	Series 2002-QS8, Class A5, 6.25%, 06/25/17	6,483
1,160	Series 2002-QS16, Class A3, IF, 5.50%, 10/25/17	1,176
1,293	Series 2003-QS3, Class A2, IF, 4.80%, 02/25/18	1,256
2,331	Series 2003-QS3, Class A8, IF, IO, 2.28%, 02/25/18	174
5,570	Series 2003-QS9, Class A3, IF, IO, 2.23%, 05/25/18	485
1,816	Series 2003-QS14, Class A1, 5.00%, 07/25/18	1,789
798	Series 2004-QS8, Class A2, 5.00%, 06/25/34	792
	Residential Funding Mortgage Securities I,
2,397	Series 2003-S7, Class A17, 4.00%, 05/25/33	2,265
798	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	761
1,818	Series 2005-SA4, Class 1A1, VAR, 4.97%, 09/25/35	1,823
24	Rural Housing Trust, Series 1987-1, Class 3B, 7.33%, 04/01/26	24
322	Salomon Brothers Mortgage Securities VII, Series 2003-UP2, Class 1, PO, 12/25/18	267
107	Structured Mortgage Asset Residential Trust, Series 1993-2A, Class AE, 7.60%, 03/25/09	107
1,000	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.50%, 06/25/35	993
449	Washington Mutual Mortgage Securities Corp., Series 2003-MS7, Class P, PO, 03/25/33	337

JPMorgan Intermediate Bond Fund

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Washington Mutual, Inc.,
1,196	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	1,160
446	Series 2003-S10, Class A6, PO, 10/25/18	301
905	Series 2004-S3, Class 2A3, IF, 4.21%, 07/25/34	900
	Wells Fargo Mortgage Backed Securities Trust,
694	Series 2003-11 Class 1APO, PO, 10/25/18	529
1,595	Series 2003-13, Class A7, 4.50%, 11/25/18	1,509
702	Series 2003-17, Class 2A4, 5.50%, 01/25/34	693
1,190	Series 2004-7, Class 2A2, 5.00%, 07/25/19	1,173
3,684	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	3,643
1,151	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	1,140
1,994	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	1,940

		82,738

	Total Collateralized Mortgage Obligations (Cost $529,386)	522,693

	Commercial Mortgage Backed Securities — 1.3%
2,200	Bank of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47	2,216
	Bear Stearns Commercial Mortgage Securities,
249	Series 2000-WF1, Class A1, 7.64%, 02/15/32	254
888	Series 2004-T16, Class A2, 3.70%, 02/13/46	868
1,100	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	1,086
1,420	Series 2006-PW11, Class A4, VAR, 5.63%, 03/11/39	1,464
1,247	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.91%, 03/15/49	1,273
500	DLJ Commercial Mortgage Corp., Series 199-CG2, Class A1B, 7.30%, 06/10/32	523
610	Merrill Lynch Mortgage Investors, Inc., Series 1997-C2, Class A2, 6.54%, 12/10/29	614
1,850	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	1,808
1,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.61%, 02/12/39	1,027
488	Morgan Stanley Capital I, Series 2006-T23, Class A1, 5.68%, 08/12/41	498
3,190	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	3,109

	Total Commercial Mortgage Backed Securities (Cost $14,831)	14,740

	Corporate Bonds — 22.0%
	Aerospace & Defense — 0.2%
1,100	Northrop Grumman Corp., 7.13%, 02/15/11	1,184
867	Systems 2001 AT LLC (Cayman Islands), 7.16%, 12/15/11 (e)	901

		2,085

	Airlines — 0.2%
419	American Airlines Inc., Series 1999-1, 7.02%, 10/15/09	436
	Continental Airlines, Inc.,
184	Series 1999-2, Class A1, 7.26%, 03/15/20	197
798	Series 1999-2, Class A2, 7.06%, 09/15/09	825
1,295	United AirLines, Inc., Series 2001-1, 6.07%, 03/01/13	1,301

		2,759

	Automobiles — 0.4%
	DaimlerChrysler N.A. Holding Corp.,
1,595	4.75%, 01/15/08	1,582
2,791	7.20%, 09/01/09	2,914

		4,496

	Capital Markets — 3.9%
798	Citigroup, Inc., 4.25%, 07/29/09	784
	Credit Suisse First Boston USA, Inc.,
439	4.70%, 06/01/09	436
1,595	5.50%, 08/15/13	1,632
6,460	6.13%, 11/15/11	6,754
	Goldman Sachs Group, Inc.,
1,061	3.88%, 01/15/09	1,037
598	4.75%, 07/15/13	584
1,000	5.15%, 01/15/14	995
1,675	5.25%, 10/15/13	1,678
1,914	6.60%, 01/15/12	2,042
4,387	6.88%, 01/15/11	4,686
399	7.35%, 10/01/09	424
	Lehman Brothers Holdings, Inc.,
798	4.00%, 01/22/08	788
900	4.80%, 03/13/14	877
1,795	6.63%, 01/18/12	1,918
	Merrill Lynch & Co., Inc.,
595	3.70%, 04/21/08	583
700	5.00%, 01/15/15	691
1,398	5.45%, 07/15/14	1,418
798	Series B, 3.13%, 07/15/08	773
1,196	Series C, 4.13%, 01/15/09	1,173
	Morgan Stanley,
957	4.25%, 05/15/10	930
578	4.75%, 04/01/14	559
4,466	6.60%, 04/01/12	4,762
4,885	6.75%, 04/15/11	5,205
2,393	State Street Corp., 7.65%, 06/15/10	2,576

		43,305

JPMorgan Intermediate Bond Fund

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Chemicals — 0.2%
1,196	Dow Chemical Co. (The), 6.13%, 02/01/11	1,241
400	Monsanto Co., 7.38%, 08/15/12	442

		1,683

	Commercial Banks — 2.2%
598	Branch Banking & Trust Co., 4.88%, 01/15/13	589
3,988	Firstar Bank N.A., 7.13%, 12/01/09	4,216
1,595	Keycorp, Series G, 4.70%, 05/21/09	1,578
917	Mellon Funding Corp., 3.25%, 04/01/09	878
798	Popular North America, Inc., 4.25%, 04/01/08	783
1,495	Royal Bank of Canada (Canada), 3.88%, 05/04/09	1,459
901	Suntrust Bank,
	6.38%, 04/01/11	945
3,988	U.S. Bank N.A., 6.50%, 02/01/08	4,034
798	Wachovia Bank N.A., 7.80%, 08/18/10	867
	Wachovia Corp.,
2,791	3.50%, 08/15/08	2,718
1,712	3.63%, 02/17/09	1,663
1,784	Wells Fargo & Co., 3.13%, 04/01/09	1,712
	Wells Fargo Bank N.A.,
319	6.45%, 02/01/11	336
2,472	7.55%, 06/21/10	2,674

		24,452

	Communications Equipment — 0.0% (g)
400	Cisco Systems Inc., 5.50%, 02/22/16	408

	Computers & Peripherals — 0.1%
1,117	International Business Machines Corp., 5.39%, 01/22/09	1,124

	Consumer Finance — 2.0%
1,595	American Express Credit Corp., 3.00%, 05/16/08	1,550
	American General Finance Corp.,
518	Series H, 4.50%, 11/15/07	515
359	Series H, 5.38%, 10/01/12	362
279	Capital One Bank, 5.75%, 09/15/10	285
	Ford Motor Credit Co.,
200	5.80%, 01/12/09	195
400	7.38%, 10/28/09	399
750	7.88%, 06/15/10	753
	HSBC Finance Corp.,
798	4.75%, 05/15/09	793
500	5.25%, 01/15/14	503
5,583	5.88%, 02/01/09	5,676
798	6.38%, 11/27/12	847
798	6.50%, 11/15/08	820
1,783	6.75%, 05/15/11	1,902
2,752	8.00%, 07/15/10	3,017
	International Lease Finance Corp.,
698	4.50%, 05/01/08	690
598	5.88%, 05/01/13	619
	SLM Corp.,
850	4.00%, 01/15/10	825
1,037	Series A, 5.38%, 01/15/13	1,047
798	Toyota Motor Credit Corp., 2.88%, 08/01/08	770
798	Washington Mutual Financial Corp., 6.88%, 05/15/11	855

		22,423

	Diversified Financial Services — 4.8%
4,367	Associates Corp. of North America, 8.15%, 08/01/09	4,702
	Bank of America Corp.,
2,393	3.88%, 01/15/08	2,358
500	5.25%, 12/01/15	500
1,595	7.40%, 01/15/11	1,737
5,580	7.80%, 02/15/10	6,039
4,785	Bear Stearns Co., Inc., 3.25%, 03/25/09	4,606
320	Caterpillar Financial Services Corp., Series F, 3.45%, 01/15/09	310
650	CIT Group, Inc., 7.75%, 04/02/12	723
	Citigroup, Inc.,
479	3.50%, 02/01/08	470
500	4.70%, 05/29/15	485
1,994	5.63%, 08/27/12	2,049
319	6.20%, 03/15/09	327
	General Electric Capital Corp.,
1,795	Series A, 3.50%, 05/01/08	1,758
1,675	Series A, 4.25%, 01/15/08	1,659

JPMorgan Intermediate Bond Fund

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,096	Series A, 4.63%, 09/15/09	1,088
2,791	Series A, 5.38%, 03/15/07	2,792
4,103	Series A, 5.88%, 02/15/12	4,262
4,785	Series A, 6.00%, 06/15/12	5,007
2,034	Series A, 6.13%, 02/22/11	2,122
212	Series A, 7.88%, 12/01/06	212
	John Hancock Global Funding II,
957	3.50%, 01/30/09 (e)	926
957	7.90%, 07/02/10 (e)	1,045
1,595	MassMutual Global Funding II, 3.50%, 03/15/10 (e)	1,528
	New York Life Global Funding,
877	3.88%, 01/15/09 (e)	856
1,994	5.38%, 09/15/13 (e)	2,028
	Principal Life Global Funding I,
798	2.80%, 06/26/08 (e)	770
3,015	6.25%, 02/15/12 (e)	3,177
815	Textron Financial Corp., 5.13%, 02/03/11	816

		54,352

	Diversified Telecommunication Services — 2.1%
558	Ameritech Capital Funding, 6.15%, 01/15/08	562
500	BellSouth Corp., 5.20%, 09/15/14	494
799	BellSouth Telecommunications, 6.30%, 12/15/15	816
3,270	British Telecommunications plc (United Kingdom), 8.37%, 12/15/10	3,685
2,313	France Telecom S.A. (France), 7.75%, 03/01/11	2,546
694	New York Telephone Co., 6.00%, 04/15/08	700
2,233	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	2,390
182	Nynex Corp., 9.55%, 05/01/10	193
	Sprint Capital Corp.,
3,124	6.00%, 01/15/07	3,125
319	7.63%, 01/30/11	345
718	8.38%, 03/15/12	809
1,117	TELUS Corp. (Canada), 8.00%, 06/01/11	1,234
798	Verizon Florida, Inc., Series F, 6.13%, 01/15/13	825
4,187	Verizon Global Funding Corp., 7.25%, 12/01/10	4,505
1,595	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	1,517

		23,746

	Electric Utilities — 0.4%
319	Alabama Power Co., 4.70%, 12/01/10	315
917	Carolina Power & Light Co., 5.13%, 09/15/13	914
550	CenterPoint Energy Houston Electric LLC, 5.75%, 01/15/14	559
1,595	Exelon Generation Co. LLC, 6.95%, 06/15/11	1,697
205	Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	197
869	PSEG Power LLC, 7.75%, 04/15/11	947
60	Virginia Electric & Power Co., Series A, 5.38%, 02/01/07	60

		4,689

	Electronic Equipment & Instruments — 0.0% (g)
120	Arrow Electronics Inc., 6.88%, 07/01/13	127

	Food & Staples Retailing — 0.1%
1,196	Kroger Corp., 8.05%, 02/01/10	1,289

	Gas Utilities — 0.2%
3,230	Enron Corp., 6.75%, 07/01/05 (d)	-(h)
638	KeySpan Gas East Corp., 7.88%, 02/01/10	687
1,037	Southern California Gas Co., 4.80%, 10/01/12	1,021

		1,708

	Independent Power Producers & Energy Traders — 0.2%
2,153	Constellation Energy Group Inc., 6.35%, 04/01/07	2,159

	Industrial Conglomerates — 0.2%
	Tyco International Group S.A., (Bermuda),
598	6.38%, 10/15/11	631
997	6.75%, 02/15/11	1,060

		1,691

	Insurance — 1.4%
1,515	American International Group Inc., 4.25%, 05/15/13	1,440
	ASIF Global Financing,
1,795	3.90%, 10/22/08 (e)	1,756
2,393	4.90%, 01/17/13 (e)	2,364

JPMorgan Intermediate Bond Fund

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,595	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	1,666
873	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	884
1,755	Monumental Global Funding II, 4.38%, 07/30/09 (e)	1,725
1,276	Monumental Global Funding III, 5.20%, 01/30/07 (e)	1,275
479	Nationwide Financial Services, 6.25%, 11/15/11	501
917	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	894
	Protective Life Secured Trust,
853	4.00%, 10/07/09	830
1,595	4.00%, 04/01/11	1,531
299	XL Capital Ltd. (Cayman Islands), 5.25%, 09/15/14	297

		15,163

	Media — 0.8%
418	Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	481
479	Comcast Corp., 5.50%, 03/15/11	485
718	COX Communications, Inc., 7.75%, 11/01/10	780
2,951	TCI Communications, Inc., 9.80%, 02/01/12	3,520
	Time Warner Cos., Inc.,
1,117	7.48%, 01/15/08	1,143
1,695	8.18%, 08/15/07	1,729
877	Time Warner Entertainment Co. LP, 10.15%, 05/01/12	1,052

		9,190

	Multi-Utilities — 0.5%
1,276	Dominion Resource’s Inc., Series B, 6.25%, 06/30/12	1,339
798	DTE Energy Co., Series A, 6.65%, 04/15/09	822
	Duke Energy Corp.,
1,795	4.20%, 10/01/08	1,763
1,595	5.63%, 11/30/12	1,642

		5,566

	Oil, Gas & Consumable Fuels — 0.2%
1,874	ConocoPhillips Co., 8.75%, 05/25/10	2,095

	Paper & Forest Products — 0.2%
	International Paper Co.,
1,316	4.00%, 04/01/10	1,272
514	4.25%, 01/15/09	504
558	Union Camp Corp., 6.50%, 11/15/07	561
	Weyerhaeuser Co.,
109	6.13%, 03/15/07	109
160	6.75%, 03/15/12	169

		2,615

	Real Estate Management & Development — 0.2%
2,193	EOP Operating LP 6.75%, 02/15/12	2,377
319	ERP Operating LP, 4.75%, 06/15/09	316

		2,693

	Road & Rail — 0.5%
	Burlington Northern Santa Fe Corp.,
785	6.13%, 03/15/09	802
798	7.13%, 12/15/10	857
3,247	FedEx Corp., 6.72%, 01/15/22	3,534

		5,193

	Thrifts & Mortgage Finance — 0.8%
	Countrywide Home Loans,
917	3.25%, 05/21/08	892
3,190	Series L, 4.00%, 03/22/11	3,043
1,196	MGIC Investment Corp., 6.00%, 03/15/07	1,197
	Washington Mutual Bank FA,
299	5.65%, 08/15/14	304
1,196	6.88%, 06/15/11	1,274
1,085	Washington Mutual, Inc., 4.20%, 01/15/10	1,057
1,196	World Savings Bank FSB, 4.50%, 06/15/09	1,180

		8,947

	Wireless Telecommunication Services — 0.2%
	New Cingular Wireless Services Inc.,
598	7.50%, 05/01/07	603
1,436	7.88%, 03/01/11	1,582

		2,185

	Total Corporate Bonds (Cost $245,856)	246,143

	Foreign Government Securities — 0.5%
2,393	Province of Quebec (Canada), 5.75%, 02/15/09	2,440

JPMorgan Intermediate Bond Fund

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

		United Mexican States (Mexico),
1,475		4.63%, 10/08/08	1,459
1,293		6.38%, 01/16/13	1,364
850		6.63%, 03/03/15	913

		Total Foreign Government Securities (Cost $6,042)	6,176

		Mortgage Pass-Through Securities — 3.5%
		Federal Home Loan Mortgage Corp., Gold Pools,
2305		4.00%, 05/01/14-08/01/18	2,215
848		4.50%, 10/01/18	827
2009		5.50%, 06/01/17-07/01/35	2,009
1735		6.00%, 04/01/18-01/01/34	1,758
808		6.50%, 12/01/13-11/01/22	829
431		7.00%, 08/01/10-04/01/26 (m)	443
460		7.50%, 08/01/08-08/01/25	469
126		8.00%, 07/01/20-11/01/24	132
403		8.50%, 01/01/10-07/01/28	428
		Federal Home Loan Mortgage Corp., Conventional Pools,
-(h	)	8.00%, 04/01/07	-(h	)
71		12.00%, 08/01/15-07/01/19	77
466		ARM, 6.67%, 01/01/27	480
74		ARM, 7.00%, 07/01/26	76
		Federal National Mortgage Association, Various Pools,
3,252		4.00%, 09/01/13-07/01/18	3,121
1449		4.50%, 11/01/14-03/01/19	1,418
903		5.00%, 12/01/16-06/01/18	898
3,751		5.50%, 04/01/33-12/01/33	3,746
1993		6.00%, 12/01/32-09/01/33	2,020
3523		6.50%, 12/01/10-08/01/31	3,617
458		7.00%, 06/01/10-08/01/32	472
626		7.50%, 10/01/12-05/01/25	651
1084		8.00%, 11/01/12-11/01/28	1,138
411		8.50%, 07/01/24-02/01/30	440
342		9.00%, 09/01/19-12/01/30	367
95		9.50%, 12/01/18	104
41		10.00%, 02/01/24	46
54		12.50%, 01/01/16	59
1,933		ARM, 4.85%, 01/01/35	1,924
211		ARM, 5.53%, 09/01/27	212
225		ARM, 5.55%, 03/01/29	227
23		ARM, 5.65%, 08/01/19	24
93		ARM, 6.49%, 03/01/19	94
33		ARM, 7.41%, 06/01/26	33
		Government National Mortgage Association, Various Pools,
2427		6.00%, 10/15/17-11/15/28	2,472
1791		6.50%, 07/15/09-02/15/33	1,845
2068		7.00%, 08/15/23-06/15/33	2,142
765		7.50%, 05/15/07-06/15/32	796
1096		8.00%, 05/15/09-10/20/28	1,158
313		8.50%, 03/15/17-05/20/25	336
140		9.00%, 01/15/09-11/15/24	151
282		9.50%, 10/15/09-12/15/25	308
117		12.00%, 11/15/19	132

		Total Mortgage Pass-Through Securities (Cost $39,330)	39,694

		Supranational — 0.0% (g)
160		Corp. Andina De Fomento, 5.20%, 05/21/13	159
80		Inter-American Development Bank, (Sweden), 8.40%, 09/01/09	87

		Total Supranational (Cost $241)	246

		U.S. Government Agency Securities — 1.4%
		Federal Home Loan Bank System,
300		4.25%, 04/16/07	299
6,094		4.72%, 09/20/12	6,000
798		6.21%, 06/02/09	825
387		Federal Home Loan Mortgage Corp., 6.88%, 09/15/10	416
794		Federal Housing Authority, 7.43%, 01/01/22	788
		Federal National Mortgage Association,
3,190		5.50%, 03/15/11	3,286
957		6.13%, 03/15/12	1,019
2,672		6.25%, 02/01/11	2,808

		Total U.S. Government Agency Securities (Cost $15,431)	15,441

		U.S. Treasury Obligations — 20.5%
		U.S. Treasury Bonds,
11,481		10.38%, 11/15/12 (m)	12,066
23,927		11.75%, 11/15/14 (m)	28,669
30,214		12.00%, 08/15/13 (m)	33,818
1,042		12.50%, 08/15/14 (m)	1,252
		U.S. Treasury Inflation Indexed Bonds,
1,368		3.38%, 01/15/07	1,358
9,041		4.25%, 01/15/10	9,578
		U.S. Treasury Notes,
2,880		3.00%, 11/15/07	2,830
5,000		3.50%, 02/15/10	4,855
1,000		3.63%, 07/15/09	978

JPMorgan Intermediate Bond Fund

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,100	4.00%, 06/15/09	1,087
2,600	4.25%, 10/31/07	2,584
3,050	4.25%, 11/30/07	3,031
500	4.88%, 05/15/09	504
6,500	5.00%, 07/31/08	6,534
1,715	6.13%, 08/15/07	1,728
11,565	6.50%, 02/15/10 (m)	12,252
	U.S. Treasury Coupon STRIPS,
4,785	05/15/08	4,474
2,393	02/15/09	2,167
10,049	05/15/09	9,002
994	02/15/10	864
9,348	02/15/11	7,791
3,450	08/15/11	2,814
239	02/15/12	191
10,955	05/15/12	8,700
399	08/15/12	311
5,910	11/15/12	4,553
7,976	02/15/13	6,081
1,596	08/15/13 (m)	1,191
798	11/15/13	588
11,773	02/15/14 (m)	8,574
6,684	05/15/14 (m)	4,807
15,798	08/15/14 (m)	11,237
9,437	11/15/14 (m)	6,634
498	08/15/15	338
8,048	11/15/15	5,393
18,889	02/15/16	12,506
3,478	05/15/16	2,275
1,595	08/15/16	1,031
	U.S. Treasury Principal STRIPS,
1,000	05/15/08	935
4,982	11/15/09	4,372

	Total U.S. Treasury Obligations (Cost $235,775)	229,953

	Total Long-Term Investments (Cost $1,110,997)	1,099,621

Shares

	Short-Term Investment — 1.6%
	Investment Company — 1.6%
18,007	JPMorgan Liquid Assets Money Market Fund (b)	18,007

	Total Short-Term Investments (Cost $18,007)

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 5.2%
	Asset-Backed Security — 0.1%
1,438	MABS, Series 2006-NC1, Class A1, FRN, 5.40%, 02/25/08	1,438

	Certificates of Deposit — 1.4%
4,999	Bank of New York, FRN, 5.41%, 05/02/08	4,999
5,000	Barclays New York, FRN, 5.33%, 06/06/07	5,000
5,000	Canadian Imperial Bank, New York, FRN, 5.40%, 12/31/07	5,000
1,000	Mitsubishi UFJ Financial Group, New York, 5.35%, 02/28/07	1,000

		15,999

	Commercial Paper — 0.3%
3,000	Morgan Stanley Co., Inc., FRN, 5.37%, 02/20/07	3,000

	Corporate Notes — 2.8%
4,000	Banque Federative Du Credit, FRN, 5.32%, 07/13/07	4,000
4,500	Beta Finance, Inc., FRN, 5.37%, 01/15/08	4,500
3,000	CDC Financial Products, Inc., FRN, 5.36%, 01/02/07	3,000
4,500	Citigroup Global Markets, Inc., FRN, 5.38%, 12/07/06	4,500
4,000	Dorada Finance, Inc., FRN, 5.37%, 01/14/08	4,000
5,000	Macquarie Bank Ltd, FRN, 5.33%, 04/20/07	5,000
1,000	Morgan Stanley, FRN, 5.49%, 12/31/07	1,000
	Sigma Finance, Inc.,
3,000	FRN, 5.37%, 01/17/08	3,000
1,999	FRN, 5.39%, 02/27/08	1,999

		30,999

	Funding Agreement —0.2%
2,000	Beneficial Life Insurance Co., Inc., FRN, 5.45%, 02/28/07	2,000

	Repurchase Agreement — 0.0% (g)
238	Bank of America Securities LLC, 5.32%, dated 11/30/06, due 12/01/06, repurchase price $238, collateralized by U.S. Government Agency Mortgages	238

	Time Deposit — 0.4%
4,000	Ulster Bank Ireland Ltd., 5.33%, 1/31/07	4,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $57,674)	57,674

JPMorgan Intermediate Bond Fund

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Total Investments — 104.8% (Cost $1,186,678)	1,175,302
	Liabilities in Excess of Other Assets — (4.8)%	(54,217)

	NET ASSETS — 100.0%	$1,121,085

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2006.
HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying principal of the HB class. pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

SUB	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2006.
VAR	Variable. The interest rate shown is the rate in effect at November 30, 2006.
STRIPS	Separate Trading of Registered Interest and Principal Securities.

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,201
Aggregate gross unrealized depreciation	(26,577)

Net unrealized appreciation/depreciation	$(11,376)

Federal income tax cost of investments	$1,186,678

JPMorgan Kentucky Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 98.1%
	Municipal Bonds — 98.1%
	Arizona — 0.8%
1,000	Tucson & Prima Counties, IDA, Capital Appreciation, Series 1983 A, Rev., Zero Coupon, 12/01/14 (p)	740

	California — 4.5%
	San Marcos, Public Facilities Authority, Custody Receipts,
1,990	Rev., Zero Coupon, 03/01/14 (p)	1,521
1,715	Rev., Zero Coupon, 01/01/19 (p)	1,051
2,850	Rev., Zero Coupon, 09/01/19 (p)	1,701

		4,273

	Colorado — 2.0%
2,600	El Paso County, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/15 (p)	1,858

	Kansas — 2.0%
1,600	Kansas City, Single Family Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	1,183
1,000	Saline County, Single Family Mortgage, Rev., Zero Coupon, 12/01/15 (p)	708

		1,891

	Kentucky — 79.8%
	Boone County, School District Finance Corp., School Building,
1,740	Series B, Rev., 5.38%, 08/01/10 (p)	1,865
1,000	Series B, Rev., FSA, 5.38%, 08/01/10 (p)	1,072
1,225	Christian County, Public Courthouse Corp., District Court Facility Project, Rev., 5.10%, 11/01/10	1,304
1,500	City of Berea College Utilities, Rev., AMT, 5.90%, 06/01/07 (p)	1,543
1,010	City of Bowling Green, GO, 5.25%, 06/01/10	1,072
	City of Richmond Water, Gas & Sewer,
100	Series A, Rev., MBIA, 5.00%, 07/01/08	104
255	Series B, Rev., MBIA, 5.00%, 07/01/08	265
	Fayette County, School District Finance Corp.,
2,000	Rev., 5.38%, 09/15/09 (p)	2,116
1,000	Rev., 5.50%, 09/15/09 (p)	1,062
1,645	Rev., 5.50%, 06/01/10 (p)	1,766
450	Greater Kentucky Housing Assistance Corp.,
	Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.90%, 01/08/07	451
2465	Hardin County, School District Finance Corp., Rev., 5.50%, 02/01/10 (p)	2,632
500	Jefferson County, Capital Projects Corp., Rev., 6.38%, 12/01/07 (p)	514
930	Jefferson County, Health Facilities, Jewish Hospital Healthcare Services, Inc., Rev., 5.65%, 01/08/07	950
400	Jefferson County, Louisville Medical Center, Rev., 5.00%, 05/01/08	406
	Jefferson County, School District Finance Corp.,
1,000	Series A, Rev., FSA, 5.00%, 04/01/11	1,060
1,320	Series A, Rev., FSA, 5.25%, 07/01/09	1,383
2,490	Series A, Rev., FSA, 5.25%, 01/01/10 (p)	2,631
1,000	Series B, Rev., FSA, 5.25%, 07/01/09 (p)	1,048
2,315	Junction City College, Centre College Project, Rev., 5.70%, 04/01/07 (p)	2,377
2,115	Kenton County Airport Board, Cincinnati/Northern Kentucky, Series C, Rev., AMT, MBIA, 5.00%, 03/01/11	2,218
1,500	Kentucky Asset Liability Commission, Series A, Rev., AMBAC, 4.00%, 10/01/16	1,530
425	Kentucky Economic Development Finance Authority, Catholic Health Initiatives, Series A, Rev., 5.38%, 06/01/08 (p)	440
1,245	Kentucky Economic Development Finance Authority, Mortgage South Center Nursing, Series A, Rev., MBIA, FHA, 6.00%, 01/01/08 (p)	1,335
1,000	Kentucky State Property & Buildings Commission, Project No. 63, Rev., 5.10%, 11/01/09 (p)	1,043
2,000	Kentucky State Property & Buildings Commission, Project No. 64, Rev., MBIA, 5.75%, 11/01/09 (p)	2,123
	Kentucky State Property & Buildings Commission, Project No. 65,
715	Rev., 6.00%, 02/01/10 (p)	766
1,500	Rev., FSA, 6.00%, 02/01/10 (p)	1,610
1,500	Kentucky State Property & Buildings Commission, Project No. 66, Series A, Rev., MBIA, 5.60%, 05/01/10 (p)	1,599
1,500	Kentucky State Property & Buildings Commission, Project No. 67, Rev., 5.13%, 09/01/10 (p)	1,580
1,000	Kentucky State Property & Buildings Commission, Project No. 68, Rev., 5.75%, 10/01/10 (p)	1,079
1,000	Kentucky State Property & Buildings Commission, Project No. 71, Rev., MBIA-IBC, 5.50%, 08/01/12	1,099
1,335	Kentucky State Property & Buildings Commission, Project No. 73, Rev., 5.25%, 11/01/11	1,436

JPMorgan Kentucky Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,000	Kentucky State Property & Building Commission, Project No. 76 Rev., AMBAC, 5.50%, 08/01/20	1,179
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., FSA, 5.25%, 10/01/18	1,140
	Kentucky State Property & Buildings Commission, Project No. 84,
1,175	Rev., MBIA, 5.00%, 08/01/21	1,130
1,000	Rev., MBIA, 5.00%, 08/01/22	1,333
1,500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., FSA, 5.00%, 08/01/15	1,625
1,000	Kentucky State Turnpike Authority, Capital Appreciation Revitalization, Rev., FGIC, Zero Coupon, 01/01/10	893
	Kentucky State Turnpike Authority, Resource Recovery,
30	Rev., 6.13%, 01/08/07 (p)	30
130	Rev., 6.63%, 01/08/07 (p)	134
	Kentucky State Turnpike Authority, Revitalization Projects,
3,000	Rev., AMBAC, 5.50%, 07/01/08	3,091
2,000	Rev., AMBAC, 5.50%, 07/01/09	2,098
1,000	Rev., AMBAC, 6.50%, 07/01/08	1,045
1,000	Series A, Rev., AMBAC, 5.50%, 07/01/11	1,083
50	Kentucky State Turnpike Authority, Toll Road, Rev., 6.13%, 01/08/07 (p)	51
1,000	Kentucky Turnpike Authority, Series B, Rev., AMBAC, 5.00%, 07/01/16	1,106
	Lexington-Fayette County, Urban County Government,
1,000	Series A, Rev., 5.00%, 07/01/11	1,063
1,000	Series D, GO, MBIA, 4.00%, 11/01/16	1,010
1,000	Louisville & Jefferson County, Metro Government Board of Water Works, Rev., 5.00%, 11/15/16	1,109
	Louisville & Jefferson County Metropolitan Sewer District,
1,000	Series A, Rev., AMBAC, 5.00%, 05/15/16	1,099
1,500	Series A, Rev., FGIC, 5.50%, 11/15/09	1,591
	Louisville & Jefferson County, Regional Airport Authority,
1,000	Series A, Rev., FSA, 5.75%, 07/01/11	1,088
1,420	Series A, Rev., MBIA, 6.00%, 07/01/07	1,465
2,000	Louisville Regional Airport Authority, Rev., AMBAC, 5.00%, 07/01/15	2,127
1,000	Louisville Waterworks Board, Water System, Rev., FSA, 5.13%, 11/15/10	1,054
2,090	McCracken County, Mercy Health Systems, Series A, Rev., MBIA, 6.40%, 01/08/07 (m)	2,095
460	Murray State University, Second Series Series G, Rev., 5.60%, 05/01/07	463
1,260	Northern Kentucky University, Student Housing Facilities Project, COP, AMBAC, 5.00%, 12/01/09	1,294
1,060	Oldham County, School District Financial, Rev., MBIA, 5.00%, 05/01/14	1,150

		76,025

	Louisiana — 4.5%
640	Louisiana Housing Finance Agency, Single Family Mortgage, Series A-1, Rev., GNMA/FNMA, 6.65%, 12/01/07	658
1,000	Louisiana Public Facilities Authority, Custodial Receipts, Series B, Rev., Zero Coupon, 12/01/19 (p)	589
4,300	New Orleans Home Mortgage Authority, Compound Interest, Series A, Rev., MBIA VEREX, Zero Coupon, 10/01/15 (m) (p)	3,055

		4,302

	Puerto Rico — 2.4%
1,480	Commonwealth of Puerto Rico, Capital Appreciation, GO, MBIA-IBC, Zero Coupon, 07/01/17 (m)	986
2,000	Puerto Rico Highway & Transportation Authority, Series A, Rev., AMBAC, Zero Coupon, 07/01/17	1,333

		2,319

	Texas — 2.1%
1,000	Central Housing Finance Corp., Single Family Mortgage, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	681
1,850	Port Arthur Housing Finance Corp., Rev., Zero Coupon, 03/01/15 (p)	1,345

		2,026

	Total Municipal Bonds (Cost $87,723)	93,434

Shares

	Short-Term Investment — 1.0%
	Investment Company — 1.0%
996	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $996)	996

	Total Investments — 99.1% (Cost $88,719)	94,430
	Other Assets in Excess of Liabilities — 0.9%	844

	NET ASSETS — 100.0%	$95,274

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COP	Certificates of Participation
COLL	Collateral
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
PRIV MTGS	Private Mortgages
Rev.	Revenue Bond
VA	Veterans Administration
VEREX	Verex Assurance Inc.

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	5,732
Aggregate gross unrealized depreciation	(21)

Net unrealized appreciation/depreciation	$5,711

Federal income tax cost of investments	$88,719

JPMorgan Liquid Assets Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Asset-Backed Securities — 2.4%
	Steers Delaware Business Trust,
50,000	Series 2006-1, FRN, 5.32%, 01/05/07 (e) (i)	50,000
80,000	Series 2006-1, FRN, 5.33%, 12/27/06 (e) (i)	80,000
	Wachovia Asset Securitization, Inc.,
62,882	Series 2004-HM1A, Class A, FRN, 5.31%, 12/25/06 (e) (i)	62,882
7,869	Series 2005-HM1A, Class AMM, FRN, 5.31%, 12/25/06 (e) (i)	7,869
44,986	Wind Master Trust Notes,
	Series 2005-J1A, Class A2, FRN, 5.31%, 12/25/06 (e) (i)	44,986

	Total Asset-Backed Securities (Cost $245,737)	245,737

	Certificates of Deposit — 24.5%
	Allied Irish Banks plc (Ireland),
50,000	5.37%, 03/08/07	50,000
70,000	5.40%, 03/20/07	70,000
	American Express Bank,
35,000	5.57%, 01/11/07	35,000
25,000	5.57%, 01/17/07	25,000
30,000	Bank of Ireland (Ireland), 5.32%, 03/29/07	30,000
	Barclays Bank plc (United Kingdom),
60,000	4.79%, 12/05/06	60,000
58,880	5.53%, 06/18/07	58,880
	BNP Paribas (France),
55,000	4.77%, 01/24/07	55,000
100,000	5.33%, 03/12/07	100,000
	Calyon N.A. Co.,
15,000	5.00%, 02/12/07	14,984
67,000	5.26%, 04/05/07	67,000
45,000	5.34%, 02/23/07	45,000
225,000	Canadian Imperial Bank of Commerce (Canada), 5.40%, 12/15/06	225,000
	Citibank N.A.,
75,000	5.32%, 02/09/07	75,000
40,000	5.32%, 02/28/07	40,000
	Credit Agricole S.A. (France),
20,000	4.94%, 02/07/07	20,000
62,000	5.09%, 03/01/07	62,000
	Credit Industriel et Commercial,
15,000	5.32%, 05/07/07	15,000
65,000	5.38%, 03/07/07	65,000
100,000	5.38%, 04/30/07	100,001
70,000	5.39%, 04/26/07	70,000
75,000	5.57%, 01/19/07	75,000
	Deutsche Bank AG,
40,000	4.97%, 02/07/07	40,000
46,000	5.42%, 08/31/07	46,000
52,000	HBOS Treasury Services plc (United Kingdom), 5.41%, 09/20/07	52,000
	Landesbank Baden-Wuerttemberg (Germany),
50,000	5.32%, 01/08/07	50,000
50,000	5.56%, 01/17/07	50,000
	Mizuho Corporate Bank,
20,000	5.33%, 02/23/07	20,000
30,000	5.33%, 02/28/07	30,000
50,000	5.36%, 12/05/06	50,000
45,000	5.37%, 12/01/06	45,000
100,000	Natexis Banques Populaires U.S. Finance Co., 5.30%, 01/24/07	100,000
	Norinchukin Bank Ltd.,
100,000	5.35%, 12/22/06	100,000
45,000	5.35%, 12/29/06	45,000
146,000	5.35%, 02/16/07	146,000
45,000	5.35%, 02/28/07	45,000
40,000	5.35%, 03/01/07	40,000
	Societe Generale,
50,000	5.32%, 02/06/07	50,000
50,000	5.32%, 04/10/07	50,000
50,000	5.50%, 02/07/07	50,000
	UniCredito Italiano S.p.A.,
50,000	5.32%, 03/01/07	50,000
52,000	5.32%, 05/29/07	52,000
50,000	5.38%, 03/05/07	50,000

	Total Certificates of Deposit (Cost $2,518,865)	2,518,865

	Collateralized Mortgage Obligations — 1.1%
20,000	Arkle Master Issuer plc (United Kingdom), Series 2006-1A, Class 1A, FRN, 5.32%, 12/17/06 (e)	20,000
95,871	Paragon Mortgages plc (United Kingdom), Series 11A, Class A1, FRN, 5.31%, 12/15/06 (e) (i)	95,871

	Total Collateralized Mortgage Obligations (Cost $115,871)	115,871

JPMorgan Liquid Assets Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Commercial Paper — 28.4% (n)
25,000	Aegis Finance, 5.34%, 01/24/07	24,802
	Aquinas Funding LLC,
25,000	5.32%, 05/29/07	24,356
25,000	5.34%, 05/14/07	24,408
100,000	Asap Funding Ltd., 5.34%, 12/01/06	100,000
100,000	ASB Finance, 5.33%, 04/26/07	97,891
42,000	Bank of America Corp., 5.32%, 03/22/07	41,323
	Bank of Ireland (Ireland),
20,000	5.32%, 02/05/07	19,808
32,000	5.32%, 04/30/07	31,307
100,000	5.35%, 12/11/06	99,855
50,000	Barclays U.S. Funding Corp., 5.32%, 02/20/07	49,409
45,000	BNP US Funding LLC, 5.40%, 02/28/07	44,415
90,000	Caisse Nationale des Caisses d’Epargne et de Prevoyance, 5.40%, 03/01/07	88,817
	Cedar Springs Capital Co. LLC,
12,321	5.36%, 02/12/07	12,189
20,270	5.37%, 12/05/06	20,258
43,795	5.37%, 01/16/07	43,499
15,000	Concord Minutemen Capital Co. LLC, 5.34%, 04/12/07	14,714
74,863	Countrywide Financial Corp., 5.34%, 12/01/06	74,863
	Crown Point Capital Co. LLC,
45,000	5.32%, 01/19/07 (e)	44,680
40,000	5.36%, 12/04/06	40,000
35,000	5.43%, 12/08/06	34,998
20,000	Curzon Funding Ltd., 5.35%, 12/08/06	19,980
50,000	Dakota Notes (Citibank Credit Card Issuance Trust), 5.35%, 12/06/06	49,963
136,000	Danske Corp., 5.30%, 03/01/07	134,222
25,000	Davis Square Funding, 5.34%, 12/22/06	24,923
90,000	Dexia Delaware LLC, 5.32%, 12/21/06	89,738
10,200	Edison Asset Securities LLC, 5.50%, 01/31/07 (e)	10,108
100,000	Emerald Notes Program, 5.33%, 12/21/06	99,708
50,000	Four Winds Funding, 5.32%, 12/18/06	49,875
48,750	Govco, Inc., 5.34%, 05/15/07 (e)	47,588
	Grampian Funding LLC,
30,000	5.32%, 05/21/07	29,262
70,000	5.34%, 05/18/07 (e)	68,301
105,000	5.37%, 12/08/06 (e)	104,893
90,000	5.37%, 03/20/07 (e)	88,575
40,000	Kommunalkredit AG, 5.38%, 05/10/07	39,069
50,000	Lake Constance Funding LLC, 5.32%, 01/10/07	49,708
49,710	Leafs LLC, 5.39%, 12/20/06	49,710
	Lexington Parker Capital Corp.,
46,000	5.31%, 03/12/07	45,331
125,000	5.42%, 01/12/07	124,997
	Macquarie Bank Ltd.,
50,000	5.34%, 01/25/07	49,597
30,000	5.35%, 12/08/06	29,969
25,000	Morgan Stanley & Co., Inc., 5.38%, 12/27/06	25,000
25,000	Natexis Banques Populaires U.S. Finance Co., 5.30%, 04/02/07	24,559
30,559	Park Granada LLC, 5.32%, 03/06/07	30,138
	PB Finance Delaware, Inc.,
50,000	5.34%, 12/18/06	49,875
55,000	5.34%, 02/20/07	54,348
70,000	5.36%, 12/07/06	69,938
	Picaros Funding LLC,
100,000	5.35%, 12/11/06	99,853
50,000	5.38%, 02/06/07	49,511
20,000	Rhein-Main Securities Ltd., 0.00%, 06/01/07	19,477
40,000	Scaldis Capital LLC, 5.31%, 03/26/07 (e)	39,333
20,000	Sedna Finance, Inc., 5.33%, 01/08/07	19,889
60,000	Silver Tower U.S. Funding LLC, 5.34%, 01/30/07	59,473
81,871	Simba Funding, 5.32%, 02/27/07	80,820

JPMorgan Liquid Assets Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Solitaire Funding Ltd.,
55,000	5.34%, 02/21/07 (e)	54,343
50,000	5.34%, 02/22/07 (e)	49,395
25,000	Spintab AB, 5.32%, 02/12/07	24,735
25,000	Westpac Trust Securities Ltd., 5.32%, 05/21/07	24,385

	Total Commercial Paper (Cost $2,912,181)	2,912,181

	Corporate Notes — 31.8%
30,000	Allstate Life Global Funding Trusts, FRN, 5.30%, 01/04/07	30,000
50,000	ANZ National International Ltd. (United Kingdom), FRN, 5.30%, 12/07/06 (e) (m)	50,000
50,000	Australia & New Zealand Banking Group Ltd. (Australia), FRN, 5.32%, 12/27/06 (e)	50,000
70,000	Bank of Ireland (Ireland), FRN, 5.30%, 12/19/06 (e)	70,000
254,000	Bayerische Landesbank Hessen (Germany), FRN, 5.37%, 12/27/06	254,000
100,000	Beta Finance, Inc., FRN, 5.32%, 01/22/07 (e)	99,994
30,000	BNP Paribas (France), FRN, 5.31%, 12/26/06 (e)	30,000
25,000	Caja de Ahorros y Monte de Piedad de Madrid (Spain), FRN, 5.37%, 01/19/07	25,000
	CC USA, Inc.,
50,000	FRN, 5.31%, 01/11/07 (e)	49,996
15,000	FRN, 5.41%, 09/04/07 (e)	14,999
45,000	Credit Agricole S.A. (France), 5.34%, 01/23/07 (e)	45,000
150,000	Dexia Credit Local, FRN, 5.31%, 12/28/06	149,976
	General Electric Capital Corp.,
150,000	FRN, 5.34%, 12/07/06	150,000
6,000	FRN, 5.45%, 12/11/06	6,000
50,000	Goldman Sachs Group, Inc., FRN, 5.34%, 12/21/06 (i)	50,000
32,300	Hartford Life Global Funding Trusts, FRN, 5.32%, 12/15/06	32,300
	HBOS Treasury Services plc (United Kingdom),
175,000	Series 2, FRN, 5.37%, 01/02/07 (e)	175,000
150,000	FRN, 5.45%, 02/20/07 (e)	150,000
50,000	HSBC USA, Inc., FRN, 5.32%, 12/15/06	50,000
150,000	Islandsbanki HF (Iceland), FRN, 5.39%, 12/22/06 (e)	150,000
	K2 (USA) LLC,
50,000	FRN, 5.32%, 02/21/07 (e)	49,995
50,000	FRN, 5.33%, 01/10/07 (e)	49,995
75,000	Kaupthing Bank (Iceland), FRN, 5.38%, 12/20/06 (e)	75,000
	Liberty Lighthouse Co. LLC,
50,000	FRN, 5.28%, 01/02/07 (e)	49,998
75,000	FRN, 5.35%, 12/27/06 (e)	74,988
	Links Finance LLC,
80,000	FRN, 5.32%, 02/14/07 (e)	79,992
20,000	FRN, 5.33%, 02/01/07 (e)	19,999
40,000	Merrill Lynch & Co., Inc., Series 1, FRN, 5.38%, 01/04/07	40,000
67,000	Money Market Trust, Series A-2, FRN, 5.39%, 12/15/06 (e) (i)	67,000
50,000	Morgan Stanley & Co., Inc., FRN, 5.45%, 12/01/06 (i)	50,000
350,000	Natexis Banques Populaires, FRN, 5.37%, 12/04/06	350,000
80,000	Premium Asset Trust, Series 2003-5, FRN, 5.47%, 01/02/07 (e) (i)	80,000
15,000	RACERS, Series 2004-1, Class MM, FRN, 5.52%, 12/08/06 (e) (i)	15,000
150,000	Royal Bank of Scotland plc (United Kingdom), FRN, 5.31%, 12/21/06 (e)	150,000
14,000	Santander US Debt S.A. Unipersonal (Spain), FRN, 5.40%, 12/21/06 (e)	14,004
125,000	Sigma Finance, Inc., FRN, 5.32%, 01/11/07 (e)	124,992
15,000	Societe Generale (France), FRN, 5.31%, 01/02/07 (e)	15,000
50,000	Structured Asset Repackaged Trust, FRN, 5.40%, 12/15/06 (e) (i)	50,000
	Tango Finance Corp.,
50,000	FRN, 5.32%, 02/15/07 (e)	49,995
50,000	FRN, 5.33%, 12/20/06 (e)	49,996
	Wells Fargo & Co.,
75,000	FRN, 5.31%, 01/03/07	75,000
75,000	Series C, FRN, 5.37%, 01/02/07	75,000
22,000	Westpac Banking Corp., FRN, 5.29%, 01/06/07 (e)	22,000

	Total Corporate Notes (Cost $3,260,219)	3,260,219

JPMorgan Liquid Assets Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Funding Agreements — 1.5%
	Insurance — 1.5%
100,000	Metropolitan Life Insurance Co., 5.44%, 02/15/07 (i)	100,000
50,000	New York Life Insurance Co., 5.43%, 02/23/07 (i)	50,000

	Total Funding Agreements (Cost $150,000)	150,000

	Municipal Bonds & Notes — 0.3%
	Michigan — 0.3%
26,845	City of Battle Creek, Downtown Development, GO, VAR, AMBAC, 5.31%, 12/06/06 (Cost $26,845)	26,845

	Repurchase Agreements — 10.2%
100,000	Bank of America Corp., 5.35%, dated 11/30/06, due 12/01/06, repurchase price $100,015, collateralized by Corporate Bonds and Notes with a value of $103,000	100,000
100,000	Bank of America Corp., 5.36%, dated 11/30/06, due 12/01/06, repurchase price $100,015, collateralized by Corporate Bonds and Notes with a value of $103,000	100,000
93,730	Deutsche Bank AG, 5.31%, dated 11/30/06, due 12/01/06, repurchase price $93,744, collateralized by Corporate Bonds and Notes with a value of $95,607	93,730
100,000	Deutsche Bank AG, 5.36%, dated 11/30/06, due 12/01/06, repurchase price $100,015, collateralized by Corporate Bonds and Notes with a value of $103,000	100,000
200,000	Deutsche Bank AG, 5.36%, dated 11/30/06, due 12/01/06, repurchase price $200,030, collateralized by Corporate Bonds and Notes with a value of $206,000	200,000
150,000	Goldman Sachs & Co., 5.36%, dated 11/30/06, due 12/01/06, repurchase price $150,022, collateralized by Corporate Bonds and Notes with a value of $154,500	150,000
100,000	Goldman Sachs & Co., 5.36%, dated 11/30/06, due 12/01/06, repurchase price $100,015, collateralized by Corporate Bonds and Notes with a value of $103,000	100,000
100,000	Merrill Lynch & Co., Inc., 5.36%, dated 11/30/06, due 12/01/06, repurchase price $100,015, collateralized by Corporate Bonds and Notes with a value of $103,001	100,000
100,000	Merrill Lynch & Co., Inc., 5.37%, dated 11/30/06, due 12/01/06, repurchase price $100,015, collateralized by Corporate Bonds and Notes with a value of $103,001	100,000

	Total Repurchase Agreements (Cost $1,043,730)	1,043,730

	Supranational — 0.5%
50,000	Corp. Andina de Fomento, FRN, 5.57%, 02/15/07 (Cost $50,000)	50,000

	Total Investments — 100.7%
	(Cost $10,323,448) *	10,323,448
	Liabilities in Excess of Other Assets — (0.7)%	(68,878)

	NET ASSETS — 100.0%	$10,254,570

Percentages indicated are based on net assets.

ABBREVIATIONS:
*	The cost of securities is substantially the same for federal income tax purposes.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
AMBAC	American Municipal Bond Assurance Corp.
FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2006.
GO	General Obligation
RACERS	Restructured Asset Certificates with Enhanced Returns
VAR	Variable. The interest rate shown is the rate in effect at November 30, 2006.

JPMorgan Louisiana Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments - 98.7%
	Municipal Bonds — 98.7%
	California — 1.3%
1,000	State of California, GO, 5.00%, 09/01/16	1,096

	Louisiana — 93.5%
1,230	Ascension Parish, Gravity Drain, District No. 1, East Ascension, Series ST-96, Rev., FGIC, 5.50%, 11/01/07	1,232
1,000	Calcasieu Parish Public Trust Authority, Student Lease, McNeese Student Housing Project, Rev., MBIA, 5.38%, 05/01/11	1,072
1,125	Calcasieu Parish School District No. 30, Ward 4, Public School Improvement, GO, FSA, 5.00%, 02/15/12	1,183
1,815	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17	1,138
495	City of New Orleans, Home Mortgage Authority, SO, 6.25%, 01/15/11 (p)	539
	City of New Orleans, Sewer Service,
1,000	Rev., FGIC, 5.38%, 06/01/10	1,060
1,000	Rev., MBIA, 5.00%, 06/01/08 (m)	1,024
	City of Shreveport, Certificates of Indebtedness,
1,000	Series A, Rev., AMBAC, 5.00%, 10/01/09	1,050
1,000	Series A, Rev., AMBAC, 5.50%, 10/01/09	1,067
3,905	East Baton Rouge Parish, Public Improvement, Sales & Use Tax, Series A, Rev., FGIC, 5.50%, 02/01/09 (p)	4,101
40	Iberia Home Mortgage Authority, Single Family Mortgage, Rev., 7.38%, 1/11/07	40
2,070	Jefferson Parish School Board, Sales & Use Tax, Rev., FSA, Zero Coupon, 09/01/09	1,861
	Lafayette Parish, Public Improvement, Sales Tax,
1,000	Rev., MBIA, 5.00%, 03/01/15	1,073
1,000	Series B, Rev., FGIC, 5.35%, 03/01/09 (p)	1,053
1,195	Series B, Rev., FGIC, 5.45%, 03/01/09 (p)	1,261
1,985	Series B, Rev., FGIC, 5.60%, 03/01/09 (p)	2,102
1,500	Louisiana Energy & Power Authority, Rev., FSA, 5.75%, 01/01/13	1,667
	Louisiana Housing Finance Agency, Single Family Mortgage,
55	Series B-1, Rev., GNMA/FNMA COLL, 6.00%, 1/11/07	56
335	Series B-2, AMT, Rev., GNMA/FNMA FHA/VA MTGS, 4.80%, 12/01/07	336
30	Series D-2, AMT, Rev., GNMA/FNMA COLL, 6.10%, 01/11/07	31
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Rev., AMBAC, 5.25%, 12/01/18	3,313
	Louisiana Office Facilities Corp., Capitol Complex Program,
2,055	Rev., AMBAC, 5.50%, 05/01/11	2,212
1,650	Series A, Rev., MBIA, 5.13%, 03/01/09	1,715
1,000	Series A, Rev., MBIA, 5.38%, 03/01/09	1,044
3,220	Series A, Rev., MBIA, 5.50%, 03/01/09	3,381
35	Louisiana Public Facilities Authority, Alton Ochsner Medical Foundation Project, Series B, Rev., MBIA, 5.75%, 05/15/08 (p)	36
	Louisiana Public Facilities Authority, Custodial Receipts, Multi-Family Carriage,
8,000	Series A, Rev., Zero Coupon, 02/01/20 (m) (p)	4,652
7,000	Series B, Rev., Zero Coupon, 12/01/19 (p)	4,119
2,495	Louisiana Public Facilities Authority, Department of Public Safety, Rev., FSA, 5.50%, 08/01/11	2,685
1,000	Louisiana Public Facilities Authority, Dillard University Project, Rev., AMBAC, 5.00%, 02/01/08	1,033
1,475	Louisiana Public Facilities Authority, Hospital, Franciscan Missionaries, Series A, Rev., FSA, 5.50%, 07/01/12	1,609
185	Louisiana Public Facilities Authority, Hospital, Pendleton Memorial Methodist, Rev., 5.00%, 06/01/08 (p)	189
1,000	Louisiana Public Facilities Authority, Loyola University Project, Rev., MBIA, 5.63%, 10/01/07	1,036
	Louisiana Public Facilities Authority, Women’s Hospital Foundation Project,
1,000	Rev., FGIC, 5.00%, 04/01/15	1,067
500	Rev., FSA, 6.00%, 10/01/10 (p)	543
2,000	Louisiana Public Facilities Authority, Xavier University of Louisiana Project, Rev., MBIA, 5.13%, 09/01/07	2,060
1,000	Louisiana Stadium & Exposition District, Hotel Occupancy Tax & Stadium, Series B, Rev., FGIC, 5.25%, 07/01/09 (p)	1,061
1,000	Orleans Parish Parishwide School District, Series A, GO, FGIC, 5.13%, 03/01/08	1,015
250	Orleans Parish School Board, GO, FGIC, 5.30%, 11/01/07	250
555	Orleans Parish, School Board, Public School, Capital Refinancing, Rev., MBIA, 6.00%, 06/01/09	584

JPMorgan Louisiana Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,000	Ouachita Parish, Hospital Service District 1, Glenwood Regional Medical Center, Rev., FSA, 5.70%, 05/15/10	1,059
	Port New Orleans Board of Commissioners,
1,000	Rev., AMBAC, 5.50%, 04/01/10	1,049
1,675	Rev., AMBAC, 5.63%, 04/01/11	1,770
1,000	South Port Commission, Cargill, Inc. Project, Rev., 5.85%, 04/01/07	1,024
530	St. Tammany Parish, Public Trust Financing Authority, Christwood Project, Rev., 5.25%, 11/15/08 (i)	536
1,000	St. Tammany Parish, Sales Tax, Rev., CIFG, 5.00%, 04/01/17	1,102
	State of Louisiana,
1,500	Series A, GO, FGIC, 5.25%, 11/15/10 (p)	1,595
1,000	Series A, GO, FGIC, 5.50%, 05/15/11	1,068
500	Series A, GO, MBIA, 5.70%, 08/01/08	517
2,875	Series A, GO, MBIA, 5.80%, 08/01/10	3,091
250	Series B, GO, MBIA, 5.60%, 08/01/08	258
3,500	Series B, GO, MBIA, 5.63%, 08/01/13	3,916
1,500	Series C, GO, FSA, 5.00%, 05/01/16	1,648
1,085	Tangipahoa Parish, School Board, Rev., AMBAC, 5.50%, 03/01/11	1,158

		76,341

	Massachusetts — 1.4%
1,000	Commonwealth of Massachusetts, Series D, GO, 5.00%, 08/01/16	1,099

	Ohio — 2.5%
	Ohio Housing Finance Agency, Hillwood II Project,
755	Rev., AMT, GNMA COLL, 4.38%, 05/20/11	759
1,245	Rev., AMT, GNMA COLL, 4.70%, 05/20/16	1,277

		2,036

	Total Municipal Bonds (Cost $75,101)	80,572

Shares

	Short-Term Investment — 0.4%
	Investment Company — 0.4%
318	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $318)	318

	Total Investments — 99.1% (Cost $75,419)	80,890
	Other Assets in Excess of Liabilities — 0.9%	757

	NET ASSETS — 100.0%	$81,647

JPMorgan Louisiana Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

ABBREVIATIONS:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
CIFG	CDC IXIS Financial Gaurantee
COLL	Collateral
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
MBIA	Municipal Bond Insurance Association
MTGS	Mortgages
Rev.	Revenue Bond
SO	Special Obligation

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,471
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$5,471

Federal income tax cost of investments	$75,419

JPMorgan Michigan Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 98.6%
	Municipal Bonds — 98.6%
	Colorado — 0.6%
3,000	E-470 Public Highway Authority, Capital Appreciation, Series B, Rev., MBIA, Zero Coupon, 09/01/19	1,768

	Delaware — 1.3%
3,675	State of Delaware, GO, 5.00%, 08/01/14	4,032

	Florida — 0.7%
2,000	Miami-Dade County, Aviation, Miami International Airport, Series B, Rev., AMT, XLCA, 5.00%, 10/01/15	2,134

	Illinois — 1.5%
3,900	Regional Transportation Authority, Series A, GO, MBIA, 5.75%, 07/01/14	4,441

	Massachusetts — 0.4%
1,000	Commonwealth of Massachusetts, Consolidated Loan, Series A, GO, FSA, 5.00%, 03/01/15 (p)	1,099

	Michigan — 81.9%
1,625	Brighton Township Sanitation and Sewer Drainage District, GO, FSA, 5.25%, 04/01/09 (p)	1,688
	Caledonia Community Schools,
2,300	GO, MBIA Q-SBLF, 5.00%, 05/01/15	2,490
1,475	GO, Q-SBLF, 5.75%, 05/01/10 (p)	1,580
1,250	Central Motcalm Public Schools, GO, MBIA Q-SBLF, 5.90%, 05/01/09 (p)	1,319
	Charles Stewart Mott Community College, Building & Improvement,
1,380	GO, FGIC, 5.40%, 05/01/10 (p)	1,462
1,775	GO, FGIC, 5.50%, 05/01/10 (p)	1,887
1,675	Charles Stewart Mott Community College, Community College Facilities, GO, MBIA, 5.00%, 05/01/15	1,814
1,235	Charlevoix Public School District, GO, FSA, 5.75%, 05/01/09 (p)	1,299
1,150	Charlotte Public School District, GO, Q-SBLF, 5.25%, 05/01/09 (p)	1,196
3,075	Chelsea Economic Development Corp., United Methodist Retirement, Rev., 5.40%, 11/15/08	3,130
2,500	Chippewa Hills School District, GO, FGIC Q-SBLF, 5.30%, 05/01/09 (p)	2,603
	Chippewa Valley Schools,
2,840	GO, MBIA Q-SBLF, 5.00%, 05/01/13	3,069
1,000	GO, Q-SBLF, 5.00%, 05/01/10	1,047
2,500	City of Battle Creek, Tax Allocation, MBIA, 5.00%, 05/01/08	2,547
	City of Detroit,
2,570	Series A, GO, FSA, 5.25%, 04/01/09	2,685
3,000	Series A, Rev., FSA, 5.00%, 07/01/16	3,284
1,500	Series A-1, GO, MBIA, 5.38%, 10/01/11	1,615
2,000	Series B, Rev., MBIA, 6.00%, 07/01/10	2,160
	City of Detroit, Capital Appreciation,
5,000	Series A, Rev., FGIC, Zero Coupon, 07/01/13	3,892
1,500	Series A, Rev., FGIC, Zero Coupon, 07/01/17	977
3,850	City of Detroit, Local Development Finance Authority, Tax Increment, Series A, Tax Allocation, 5.38%, 05/01/07	3,920
1,800	City of Detroit, Wayne County Stadium Authority, Rev., FGIC, 5.50%, 02/01/07	1,841
1,500	City of Grand Rapids, Water Supply, Rev., FGIC, 5.75%, 01/01/11	1,621
1,000	City of Port Huron, Series A, GO, MBIA, 5.25%, 10/01/08 (p)	1,040
	Clarkston Community Schools,
4,090	GO, AMBAC Q-SBLF, 5.00%, 05/01/08 (m)	4,166
2,580	GO, AMBAC Q-SBLF, 5.05%, 05/01/08	2,630
3,250	Dearborn Economic Development Corp., Oakwood Obligation Group, Series A, Rev., FGIC, 5.60%, 01/08/07	3,288
2,075	East Grand Rapids Public School District, GO, FSA Q-SBLF, 5.00%, 05/01/14	2,238
	East Lansing School District, School Building & Site,
1,000	GO, Q-SBLF, 5.40%, 05/01/10 (p)	1,060
2,580	GO, Q-SBLF, 5.75%, 05/01/10 (p)	2,763
1,105	Emmet County Building Authority, GO, AMBAC, 5.00%, 05/01/13	1,192

JPMorgan Michigan Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

4,675	Farmington Public School District, GO, Q-SBLF, 5.10%, 05/01/07 (p)	4,705
1,000	Fitzgerald Public School District, School Building & Site, Series B, GO, AMBAC, 5.00%, 11/01/14 (p)	1,096
2,000	Forest Hills Public Schools, GO, 5.25%, 05/01/10 (p)	2,110
1,000	Grand Blanc Community Schools, School Building & Site, GO, FSA Q-SBLF, 5.00%, 05/01/14	1,087
1,060	Grand Ledge Public Schools District, GO, FGIC Q-SBLF, 5.00%, 05/01/15	1,144
1,370	Grand Rapids Building Authority, GO, AMBAC, 5.75%, 08/01/10	1,471
2,000	Harper Creek Community School District, GO, Q-SBLF, 5.50%, 05/01/11 (p)	2,158
2,660	Hartland Consolidated School District, GO, Q-SBLF, 5.38%, 05/01/11	2,842
1,515	Healthsource Saginaw, Inc., GO, MBIA, 5.00%, 05/01/15	1,629
1,600	Howell Public Schools, School Building & Site, GO, Q-SBLF, 5.00%, 11/01/13	1,734
	Jackson Capital Appreciation Downtown Development,
1,620	GO, FSA, Zero Coupon, 06/01/16	1,114
1,710	GO, FSA, Zero Coupon, 06/01/17	1,122
2,060	GO, FSA, Zero Coupon, 06/01/18	1,293
1,200	GO, FSA, Zero Coupon, 06/01/19	721
	Jackson Public Schools, School Building & Site,
1,130	GO, FGIC Q-SBLF, 5.60%, 05/01/10 (p)	1,205
1,405	GO, FGIC Q-SBLF, 5.65%, 05/01/10 (p)	1,500
1,620	GO, FSA Q-SBLF, 5.00%, 05/01/14	1,747
1,390	Jenison Public Schools, GO, FGIC, 5.25%, 05/01/15	1,550
1,790	Lake Orion Community School District, Series A, GO, FGIC Q-SBLF, 5.75%, 05/01/10 (p)	1,917
1,250	Lansing Community College, Building & Site, GO, MBIA, 5.00%, 05/01/13	1,341
1,000	Lincoln Park School District, GO, FGIC Q-SBLF, 5.00%, 05/01/07	1,005
915	Livingston County, Building Authority, GO, 5.80%, 07/01/08	937
	Lowell Area Schools, Capital Appreciation,
5,000	GO, FGIC Q-SBLF, Zero Coupon, 05/01/14	3,764
1,425	GO, FGIC Q-SBLF, Zero Coupon, 05/01/16	983
1,670	Madison District Public Schools, GO, FGIC Q-SBLF, 5.13%, 05/01/09 (p)	1,732
1,155	Michigan Higher Education Facilities Authority, Calvin College Project, Limited Obligation, Rev., 5.50%, 12/01/10 (i)	1,216
1,240	Michigan Higher Education Facilities Authority, Kettering University, Limited Obligation, Rev., AMBAC, 5.50%, 09/01/11	1,338
	Michigan Higher Education Student Loan Authority,
1,200	Series XII-T, Rev., AMBAC, 5.30%, 09/01/10	1,265
1,000	Series XVII-A, Rev., Adj., AMBAC, 5.75%, 06/01/07	1,020
1,500	Series XVII-F, Rev., AMBAC, 4.20%, 03/01/09	1,516
	Michigan Municipal Bond Authority, Clean Water Revolving Fund,
3,250	Rev., 5.50%, 10/01/09 (p)	3,453
1,000	Rev., 5.75%, 10/01/09 (p)	1,069
2,500	Rev., 5.88%, 10/01/10 (p)	2,730
	Michigan Municipal Bond Authority, Drinking Water Revolving Fund,
1,250	Rev., 5.00%, 10/01/14	1,358
2,500	Rev., 5.50%, 10/01/09 (p)	2,656
	Michigan Municipal Bond Authority, Local Government Lien Program,
1,055	Series 4-A, Rev., AMBAC, 5.00%, 05/01/14	1,143
1,500	Series A, Rev., FGIC, 6.00%, 01/08/07	1,503
4,250	Michigan Municipal Bond Authority, School Loans, Rev., 5.25%, 12/01/08 (p)	4,432
1,570	Michigan Public Power Agency, Campbell Project, Series A, Rev., AMBAC, 4.00%, 01/01/10	1,592
1,245	Michigan Public Power Agency, Combustion Turbine No. 1 Project, Series A, Rev., AMBAC, 5.25%, 01/01/12	1,341
	Michigan State Building Authority, Facilities Program,
2,675	Series I, Rev., 5.25%, 10/15/09	2,795
1,250	Series I, Rev., FSA, 5.25%, 10/15/13	1,373
	Michigan State Hospital Finance Authority, Mercy Health Services,
1,000	Series R, Rev., AMBAC, 5.38%, 01/08/07 (p)	1,011
3,795	Series U, Rev, 5.63%, 08/15/07 (m) (p)	3,885
6,875	Series W, Rev., FSA, 5.25%, 08/15/07 (m) (p)	7,021
2,590	Michigan State Hospital Finance Authority, Port Huron Hospital Obligation, Rev., FSA, 5.38%, 01/08/07	2,614

JPMorgan Michigan Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,500	Michigan State Hospital Finance Authority, Sparrow Obligated Group, Rev., MBIA, 5.00%, 05/15/15	1,615
	Michigan State Housing Development Authority, Weston Limited Obligation
1,255	Series A, Rev., GNMA COLL, 4.10%, 12/20/14	1,245
1,880	Series A, Rev., GNMA COLL, 4.60%, 12/20/14	1,892
	Michigan State Trunk Line,
1,000	Rev., FSA, 5.25%, 11/01/20	1,154
1,340	Series A, Rev., 5.00%, 11/01/08	1,377
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Series BB, Rev., AMBAC, 7.00%, 05/01/21	1,549
2,750	Mount Pleasant School District,
	GO, AMBAC Q-SBLF, 5.30%, 05/01/08 (p)	2,817
1,210	Newaygo Public Schools, GO, MBIA Q-SBLF, 5.00%, 05/01/15	1,305
1,000	North Kent Sewer Authority, Rev., MBIA, 5.00%, 11/01/16	1,096
915	Northwestern Michigan College, Improvement, GO, FGIC, 5.60%, 10/01/09 (p)	966
150	Northwestern Michigan College, Unrefunded Balance, GO, FGIC, 5.60%, 10/01/09	158
2,500	Oakland County Economic Development Corp., Cranbrook Educational Community, Rev., 5.00%, 11/01/08	2,581
1,670	Oakland University, Rev., AMBAC, 5.25%, 05/15/14	1,830
1,000	Otsego Public School District, School Building & Site, GO, FSA Q-SBLF, 5.00%, 05/01/14	1,072
1,200	Paw Paw Public School District, GO, FGIC Q-SBLF, 6.50%, 05/01/09	1,247
1,910	Pinckney Community Schools, GO, FSA Q-SBLF, 5.00%, 05/01/14	2,054
1,000	Rochester Community School District, GO, MBIA Q-SBLF, 5.00%, 05/01/19	1,111
1,000	Rockford Public School District, GO, FSA Q-SBLF, 5.00%, 05/01/15	1,083
	South Lyon Community Schools, School Building & Site,
1,375	GO, FGIC, 5.25%, 11/01/12 (p)	1,498
1,935	Series II, GO, FGIC Q-SBLF, 5.00%, 05/01/15	2,089
2,675	South Macomb Disposal Authority, Rev., AMBAC, 5.38%, 09/01/10	2,829
1,500	South Redford School District, School Building & Site, GO, MBIA Q-SBLF, 5.00%, 05/01/15	1,617
	Southfield Library Building Authority,
3,010	GO, MBIA, 5.00%, 05/01/15	3,261
1,175	GO, MBIA, 5.30%, 05/01/10 (p)	1,241
3,100	Southfield Public Schools, School Building & Site, Series B, GO, FSA Q-SBLF, 5.13%, 05/01/14	3,371
2,085	Southgate Community School District, GO, FGIC Q-SBLF, 5.00%, 05/01/09 (p)	2,156
1,765	St. John’s Public School, GO, FGIC Q-SBLF, 5.00%, 05/01/08	1,798
	State of Michigan,
2,000	COP, AMBAC, 5.50%, 06/01/10 (p)	2,125
1,490	GO, 5.25%, 12/01/11	1,607
3,000	Rev., FSA, 5.25%, 11/01/16	3,381
4,500	Rev., FSA, 5.25%, 11/01/17	5,106
3,130	Rev., FSA, 5.25%, 05/15/18	3,558
1,000	Rev., FSA, 5.25%, 05/15/21	1,155
1,285	Tawas City Hospital Finance Authority, St. Joseph Asset Guaranty, Rev., RADIAN-IBCC, 5.60%, 02/15/08 (p)	1,337
1,030	Tecumseh Public Schools, GO, Q-SBLF, 5.40%, 05/01/10 (p)	1,091
	University of Michigan, Hospital,
1,000	Rev., 5.00%, 12/01/10	1,050
6,000	Series A-1, Rev., 5.25%, 06/01/08	6,176
2,000	Walled Lake Consolidated School District, GO, Q-SBLF, 5.25%, 05/01/11	2,125
3,040	Wayland Union School District, GO, FGIC Q-SBLF, 5.10%, 05/01/07	3,059
	Wayne Charter County, Airport,
1,275	Series B, Rev., MBIA, 5.25%, 12/01/08	1,322
1,500	Series D, Rev., FGIC, 5.25%, 12/01/09	1,566
1,175	Wayne County, Sewer, Series B, GO, MBIA, 5.13%, 11/01/09	1,221
	Wayne State University,
2,000	Rev., FGIC, 5.25%, 11/15/09	2,105
2,000	Rev., FGIC, 5.38%, 11/15/09	2,116

JPMorgan Michigan Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

215	Wayne State University, Unrefunded Balance, Rev., AMBAC, 5.50%, 01/08/07	215
2,015	West Bloomfield School District, GO, FSA, 5.00%, 05/01/15	2,176
1,000	Western Michigan University, Rev., MBIA, 5.00%, 11/15/13	1,078
1,000	Willow Run Community Schools, GO, FSA Q-SBLF, 5.00%, 05/01/15	1,083
1,500	Wyandotte Electric, Rev., MBIA, 4.00%, 10/01/08	1,524
1,000	Zeeland Public Schools, GO, FGIC, 5.00%, 05/01/15	1,080

		249,009

	Minnesota — 1.4%
4,000	State of Minnesota, GO, 5.00%, 06/01/16	4,445

	New Jersey — 1.1%
3,000	New Jersey Transportation Trust Fund Authority, Grant Anticipation Building, Series A, Rev., FGIC, 5.00%, 06/15/15	3,293

	North Carolina — 1.1%
2,955	University of North Carolina, Series A, Rev., MBIA, 5.00%, 10/01/16	3,263

	Ohio — 1.4%
4,020	Ohio State Building Authority, State Facilities, Administration Building Fund Projects, Series A, Rev., FGIC, 5.00%, 04/01/14	4,378

	Puerto Rico — 1.1%
	Commonwealth of Puerto Rico,
880	GO, 5.75%, 07/01/07	904
2,195	GO, MBIA, 6.25%, 07/01/12	2,500

		3,404

	Tennessee — 1.1%
3,200	Tennessee Energy Acquisition Corp., Series A, Rev., 5.00%, 09/01/14	3,457

	Texas — 4.5%
3,000	Austin Independent School District, GO, PSF-GTD, 5.25%, 08/01/14	3,316
1,500	City of San Antonio, Rev., MBIA, 5.00%, 05/15/15	1,618
1,000	Conroe Independent School District, Series C, GO, PSF-GTD, 5.00%, 02/15/15	1,078
4,000	Texas Public Finance Authority, Building & Procurement Projects, Series A, Rev., AMBAC, 5.00%, 02/01/14	4,337
3,000	Texas State Transportation Commission, Series A, Rev., 5.25%, 04/01/14	3,309

		13,658

	Washington — 0.5%
1,500	City of Seattle, Water Systems, Rev., MBIA, 5.00%, 09/01/15	1,618

	Total Municipal Bonds (Cost $287,091)	299,999

Shares

	Short-Term Investment — 0.7%
	Investment Company — 0.7%
1,965	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $1,965)	1,965

	Total Investments — 99.3% (Cost $289,056)	301,964
	Other Assets in Excess of Liabilities — 0.7%	2,178

	NET ASSETS — 100.0%	$304,142

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

Adj.	Adjustable. The interest rate shown is the rate in effect at November 30, 2006.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COLL	Collateral

JPMorgan Michigan Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
IBCC	Insured Bond Custodial Certificate
MBIA	Municipal Bond Insurance Association
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
XLCA	XL Capital Assurance

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,947
Aggregate gross unrealized depreciation	(39)

Net unrealized appreciation/depreciation	$12,908

Federal income tax cost of investments	$289,056

JPMorgan Michigan Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Commercial Paper — 9.5% (n)
	Michigan — 9.5%
6,000	Michigan State Building Authority, 3.55%, 01/04/07	6,000
	Michigan State Housing Authority, Multi-Family,
5,500	3.63%, 01/08/07	5,500
6,900	Series A, LOC: Landesbank Hessen Thueringen, 3.60%, 12/05/06	6,900
4,000	University of Michigan, 3.50%, 12/01/06	4,000

	Total Commercial Paper (Cost $22,400)	22,400

	Daily Demand Notes — 2.6%
	Michigan — 2.6%
1,200	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VAR, LOC: FHLB, 3.75%, 12/01/06	1,200
815	Michigan State Housing Development Authority, Rental Housing, Series 2006-C, Rev., VAR, AMT, FSA, LIQ: Fortis Bank, 3.68%, 12/01/06	815
4,000	Municipal Securities Trust Certificates, Series 2006-277, Class A, Rev., VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.73%, 12/01/06 (e)	4,000

	Total Daily Demand Notes (Cost $6,015)	6,015

	Monthly Demand Note — 0.8%
	Michigan — 0.8%
1,900	Michigan State Job Development Authority, East Lansing Resident, Rev., VAR, LOC: Wells Fargo Bank, N.A., 3.65%, 12/01/06 (Cost $1,900)	1,900

	Municipal Notes & Bonds — 5.1%
	Michigan — 5.1%
3,500	City of Detroit, TAN, GO, LOC: Bank of Nova Scotia, 4.50%, 03/01/07	3,506
4,200	City of Detroit, Sewer Disposal System, Second Lien, Series E, Rev., VAR, FGIC, LIQ: Depfa Bank plc, 3.78%, 07/12/07	4,200
2,300	Detroit City School District, SAAN, GO, 4.50%, 08/21/07	2,314
2,000	Eclipse Funding Trust, Solar Eclipse, Series 2006-0001, GO, VAR, LIQ: U.S. Bank N.A., INS: FSA Q-SBLF, 3.55%, 03/09/07	2,000

	Total Municipal Notes & Bonds (Cost $12,020)	12,020

	Weekly Demand Notes — 81.5%
	Michigan — 79.5%
	ABN AMRO Munitops Certificate Trust,
3,350	Series 2006-1, Rev., VAR, AMT, GNMA COLL, LIQ: ABN AMRO, 3.60%, 12/07/06 (e)	3,350
1,500	Series 2006-45, Rev., VAR, AMT, GNMA COLL, LIQ: ABN AMRO, 3.57%, 12/07/06 (e)	1,500
2,965	City of Dearborn, EDC, Henry Ford Village, Limited Obligation, Rev., VAR, LOC: Comerica Bank, 3.56%, 12/07/06	2,965
2,495	City of Detroit, EDC, Merlots-A90-4/00, Rev., VAR, INS: AMBAC, LIQ: Wachovia, 3.60%, 12/06/06 (e)	2,495
9,800	City of Detroit, Sewer Disposal System, PT-2595, Rev., VAR, LIQ: Dexia Public Finance, MBIA, 3.51%, 12/01/06 (e)	9,800
3,225	City of Detroit, Water Supply System, Series PT-2587, Rev., VAR, LIQ: Dexia Public Finance, INS: FGIC, 3.66%, 01/01/07 (e)	3,225
1,000	City of Kalamazoo, EDC, Heritage Project, Rev., VAR, LOC: Fifth Third Bank, 3.48%, 12/07/06	1,000
1,000	City of Kalamazoo, EDC, WBC Properties Ltd. Project, Rev., VAR, LOC: Fifth Third Bank, 3.55%, 12/07/06	1,000
3,525	City of Wyoming, Ace-Hi Displays, Inc. Project, Rev., VAR, AMT, LOC: ABN AMRO, 3.58%, 12/07/06	3,525
4,560	Dearborn School District, P-FLOATS-PT-2641, GO, VAR, INS: FSA Q-SBLF, LIQ: Merrill Lynch Capital Services, 3.52%, 12/03/06	4,560
2,800	Delta County, EDC, Mead Westvaco, Escanaba Paper Co., Series PT-2371, Rev., VAR, LOC: Merrill Lynch, 3.54%, 12/01/06 (e)	2,800
900	Detroit City School District, Series 2003-28, GO, VAR, INS: FGIC Q-SBLF, LIQ: BNP Paribas, 3.51%, 12/02/06 (e)	900
4,450	East Lansing School District, Municipal Securities Trust Receipts, Series SD-114, GO, VAR, Q-SBLF, LIQ: Societe Generale, 3.53%, 12/06/06 (e)	4,450
1,900	Grand Rapids, EDC, Limited Obligation, Cornerstone University, Rev., VAR, LOC: National City Bank, 3.50%, 12/07/06	1,900
2,555	Jackson County, EDC, Industrial Steel Treating Co. Project, Rev., VAR, LOC: Comerica Bank, 3.65%, 12/07/06 (e)	2,555
1,000	Kalamazoo, EDC, Friendship Village, Heritage Project, Rev., VAR, LOC: Fifth Third Bank, 3.48%, 12/07/06	1,000
4,950	Kenowa Hills Public Schools, Series PT-2552, GO, VAR, INS: FGIC, LIQ: Merrill Lynch, Q-SBLF, 3.52%, 12/05/06 (e)	4,950
3,300	Lenawee County, EDC, Siena Heights University Project, Rev., VAR, LOC: Fifth Third Bank, 3.49%, 12/07/06	3,300
	Michigan Higher Education Student Loan Authority,
2,000	Series 1280, Rev., VAR, AMBAC, GTD STD LNS, LIQ: Morgan Stanley Municipal Funding, 3.55%, 12/07/06 (e)	2,000
6,200	Series XII-B, Rev., VAR, LIQ: KBC Bank, INS: AMBAC, 3.53%, 12/06/06	6,200
6,205	Michigan Municipal Bond Authority, Clean Water, Series 397, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.52%, 12/03/06 (e)	6,205

JPMorgan Michigan Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,855	Michigan Public Educational Facilities Authority, Academy Woods Project, Rev., VAR, LOC: Fifth Third Bank, 3.72%, 12/07/06	1,855
	Michigan State Building Authority,
4,000	EAGLE, Series 20060142, Class A, Rev., VAR, FGIC, LIQ: Citibank, 3.53%, 12/07/06	4,000
2,000	P-FLOATS-PZ-140, Rev., VAR, FGIC, LIQ: Merrill Lynch Capital Services, 3.69%, 04/15/07 (e)	2,000
2,365	Series PT-2234, Rev., VAR, LIQ: Merrill Lynch, MBIA, 3.52%, 12/01/06 (e)	2,365
3,460	Series ROCS-RR-II-R-1049, Rev., VAR, LIQ: Citibank, 3.52%, 12/07/06 (e)	3,460
2,000	Michigan State Building Authority, Floater Certificates, Series 517X, Rev., VAR, INS: FSA, LIQ: Morgan Stanley, 3.52%, 12/07/06 (e)	2,000
2,000	Michigan State Hospital Finance Authority, Rev., VAR, 3.50%, 12/06/06	2,000
1,115	Michigan State Housing Development Authority, Series A, Rev., AMT, VAR, INS: MBIA, LIQ: Landesbank Hessen-Thueringen, 3.52%, 12/07/06	1,115
940	Michigan State Housing Development Authority, Multi-Family Housing, River Place Apartments, Rev., VAR, AMT, LOC: Bank of New York, 3.51%, 12/07/06	940
3,780	Michigan State Housing Development Authority, Multi-Family Housing, Weston, Series B, Rev., VAR, LOC: National City Bank, 3.60%, 12/07/06	3,780
	Michigan State Housing Development Authority, Rental Housing,
6,030	Series MT-267, Rev., VAR, FSA, LIQ: Bayerische Landesbank, 3.54%, 12/03/06 (e)	6,030
3,000	Series B, Rev., VAR, LIQ: Depfa, 3.61%, 12/06/06	3,000
2,100	Michigan State Housing Development Authority, Single Family Housing, Series 2003-C, Rev., VAR, FSA, LIQ: Dexia Credit Local, 3.50%, 12/05/06	2,100
	Michigan State Trunk Line, Merlots,
2,795	Series B-02, Rev., VAR, LIQ: Wachovia Bank, FSA, 3.52%, 12/06/06 (e)	2,795
1,895	Michigan Strategic Fund, Series ROCS-RR-II-R 332, Rev., VAR, INS: XLCA-ICR, LIQ: Citibank N.A., 3.52%, 12/07/06	1,895
3,040	Michigan Strategic Fund, Artinian, Inc. Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.65%, 12/07/06	3,040
1,340	Michigan Strategic Fund, Atmosphere Heat Treating, Rev., VAR, AMT, LOC: Comerica Bank, 3.65%, 12/07/06 (e)	1,340
900	Michigan Strategic Fund, Commercial Tool & Die, Inc. Project, Series 1997, Rev., VAR, AMT, LOC: ABN AMRO, 3.58%, 12/06/06 (e)	900
1,655	Michigan Strategic Fund, Custom Profile, Inc. Project, Series 2001, Rev., VAR, AMT, LOC: US Bank, 3.63%, 12/07/06 (e)	1,655
485	Michigan Strategic Fund, Dennenlease LC Project, Rev., VAR, AMT, LOC: ABN AMRO, 3.65%, 12/07/06	485
1,870	Michigan Strategic Fund, DOU-FORM Acquisition Project, Series 2001, Rev., VAR, AMT, LOC: Wachovia Bank N.A., 3.63%, 12/07/06	1,870
3,635	Michigan Strategic Fund, Grand River, Inc. Project, Rev., VAR, LOC: Fifth Third Bank, 3.72%, 12/01/06	3,635
195	Michigan Strategic Fund, Ironwood Plastics, Inc. Project, Rev., VAR, AMT, LOC: National City, 3.65%, 12/07/06	195
2,000	Michigan Strategic Fund, JG Kern Enterprises, Inc., Rev., VAR, LOC: ABN AMRO, 3.54%, 12/07/06	2,000
2,800	Michigan Strategic Fund, Mans Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.65%, 12/07/06	2,800
1,275	Michigan Strategic Fund, Monarch Hydraulics Inc. Project, Limited Obligation, Rev., VAR, LOC: Fifth Third Bank, 3.74%, 12/07/06	1,275
2,095	Michigan Strategic Fund, Nicholas Plastics Project, Rev., VAR, AMT, LOC: Fifth Third Bank, 3.63%, 12/07/06	2,095
930	Michigan Strategic Fund, Petoskey Plastics, Inc. Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.65%, 12/07/06 (e)	930
1,140	Michigan Strategic Fund, Pyper Products Corp. Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.65%, 12/07/06	1,140
2,200	Michigan Strategic Fund, Quincy Strategic, Inc. Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.65%, 12/07/06 (e)	2,200
2,680	Michigan Strategic Fund, Rapid Line, Inc. Project, Rev., VAR, AMT, LOC: US Bank, 3.63%, 12/07/06	2,680
3,105	Michigan Strategic Fund, Rest Haven Christian Services, Rev., VAR, AMT, LOC: KBC, 3.51%, 12/07/06	3,105
3,880	Michigan Strategic Fund, Ritz-Craft Corp., Michigan Project, Rev., VAR, LOC: Fifth Third Bank, 3.67%, 12/07/06 (e)	3,880
1,200	Michigan Strategic Fund, Saginaw Products Corp. Project, Limited Obligation, Rev., VAR, AMT, 3.65%, 12/07/06	1,200
3,530	Michigan Strategic Fund, Scoclan II LLC Project, Series 1999, Rev., VAR, LOC: ABN AMRO, 3.58%, 12/07/06 (e)	3,530
2,836	Michigan Strategic Fund, Solid Waste, Grayling Generating Project, Rev., VAR, AMT, LOC: Barclays Bank New York, 3.54%, 12/06/06	2,836
580	Michigan Strategic Fund, TIM Properties LLC Project, Rev., VAR, LOC: Huntington National Bank, 3.58%, 12/07/06	580
855	Michigan Strategic Fund, Ultra Aluminum Manufacturing, Inc. Project, Rev., VAR, LOC: Fifth Third Bank, 3.72%, 12/01/06	855
1,000	Michigan Strategic Fund, Whitehall Products LLC Project, Rev., VAR, LOC: Fifth Third Bank, 3.74%, 12/07/06	1,000
1,000	Milan Area Schools, GO, VAR, Q-SBLF, LOC: Landesbank Hessen-Thueringen, 3.50%, 12/07/06	1,000
1,900	Municipal Securities Trust Certificates, Series 9054, GO, VAR, Q-SBLF, LIQ: Bear Stearns Capital Markets, 3.53%, 12/06/06	1,900
940	Oakland County, EDC, IBC NA, Inc., Rev., VAR, LOC: Comerica Bank, 3.65%, 12/07/06	940
2,700	Oakland County, EDC, V&M Corp. Project, Rev., VAR, AMT, LOC: Standard Federal Bank, 3.58%, 12/06/06	2,700
2,020	South Redford School District, Series 2928, GO, VAR, MBIA, Q-SBLF, LIQ: Merill Lynch Capital Services, 3.52%, 12/05/06	2,020
2,690	State of Michigan, Comprehensive Trans, Series PT-2754, Rev., VAR, INS: FSA, LIQ: Dexia Credit Local, 3.51%, 12/05/06 (e)	2,690
2,000	State of Michigan, Healthcare Equip Loan Program, Series C, Rev., VAR, LOC: Fifth Third Bank, 3.53%, 12/06/06	2,000

JPMorgan Michigan Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

4,975	State of Michigan, Solid Waste Disposal Trust, Rev., VAR, AMT, LOC: Lehman Brothers, 3.66%, 12/06/06	4,975
2,500	Wayne County Airport Authority, Series MT-115, Rev., VAR, INS: MBIA, LIQ: Svenska Handelsbanken, 3.55%, 12/07/06	2,500
	Wayne Charter Airport, Detroit Metropolitan,
2,150	Series 1327, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.55%, 12/07/06	2,150
2,625	Series SG-122, Rev., VAR, INS: MBIA, LIQ: Societe Generale, 3.51%, 12/05/06	2,625
1,300	Wayne Charter County, Detroit Metropolitan, Wayne Charter Airport, Junior Lien, Series PT-2609, Rev., VAR, LOC: Bayerische Landesbank, FSA, 3.52%, 12/01/06	1,300
	Wayne Charter County, Detroit Metropolitian County,
300	Series A, Rev., VAR, AMT, INS: FGIC, 3.53%, 12/06/06	300
3,000	Series B, Rev., VAR, AMT, INS: AMBAC, LOC: Bayerische Landesbank, 3.54%, 12/06/06	3,000
2,520	Series B, Rev., VAR, AMT, INS: AMBAC, LOC: Landesbank Hessen Thueringen, 3.53%, 12/06/06	2,520

		186,861

	Puerto Rico — 2.0%
4,818	Puerto Rico Public Buildings Authority, Series 747D, Rev., VAR, CIFG-TCRS COMWLTH GTD, LIQ: Morgan Stanley Dean Witter, 3.48%, 12/07/06 (e)	4,818

	Total Weekly Demand Notes (Cost $191,679)	191,679

	Total Investments — 99.5% (Cost $234,014)*	234,014
	Other Assets In Excess of Liabilities — 0.5%	1,203

	NET ASSETS — 100.0%	$235,217

Percentages indicated are based on net assets.

Abbreviations:
*	The cost of securities is substantially the same for federal income tax purposes.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(n)	The rate shown is the effective yield at the date of purchase.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
CIFG	CDC IXIS Financial Guarantee
COMWLTH	Commonwealth
COLL	Collateral
EAGLE	Earnings of accrual generated on local tax-exempt securities.
EDC	Economic Development Corporation
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
GTD	Guaranteed
ICR	Insured Custodial Receipts
INS	Insurance
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Merlots	Municipal Exempt Receipts Liquidity Optional Tender
Q-SBLF	Qualified School Board Loan Fund
Rev.	Revenue Bond
SAAN	Student Aid Anticipation Notes
STD LNS	Student Loans
TAN	Tax Anticipation Notes
TCRS	Transferable Custodial Receipts
VAR	Variable. The interest rate shown is the rate in effect at November 30, 2006.
XLCA	XL Capital Assurance

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 131.5%
	Asset Backed Securities — 0.4%
3,786	Countrywide Asset-Backed Certificates, Series 2004-AB2, Class A2, FRN, 5.59%, 05/25/36	3,793
60	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	59

	Total Asset Backed Securities (Cost $3,846)	3,852

	Collateralized Mortgage Obligations — 99.4%
	Agency CMO — 62.1%
	Federal Home Loan Mortgage Corp.,
7	Series 1, Class B, IO, 8.00%, 10/15/18	1
148	Series 11, Class D, 9.50%, 07/15/19	155
4	Series 16, Class B, IO, 10.00%, 06/01/20	1
53	Series 22, Class C, 9.50%, 04/15/20	55
72	Series 23, Class F, 9.60%, 04/15/20	77
59	Series 30, Class D, 9.50%, 02/15/20	62
2	Series 41, Class I, HB, 84.00%, 05/15/20	2
37	Series 47, Class F, 10.00%, 06/15/20	39
431	Series 77, Class H, 8.50%, 09/15/20	460
9	Series 81, Class A, 8.13%, 11/15/20	9
28	Series 84, Class F, 9.20%, 10/15/20	29
29	Series 99, Class Z, 9.50%, 01/15/21	30
38	Series 134, Class B, HB, 9.00%, 04/01/22	9
-(h)	Series 180, Class J, HB, 1010.00%, 09/15/21	-(h	)
-(h)	Series 186, Class I, HB, 1009.50%, 08/15/21	-(h	)
-(h)	Series 189, Class K, HB, 1009.50%, 10/15/21	-(h	)
1	Series 204, Class E, IF, HB, 820.80%, 05/15/23	2
-(h)	Series 1045, Class G, HB, 1066.20%, 02/15/21	-(h	)
12	Series 1065, Class J, 9.00%, 04/15/21	13
44	Series 1079, Class S, IF, 15.73%, 05/15/21	44
-(h)	Series 1082, Class D, HB, 1007.78%, 05/15/21	-(h	)
32	Series 1084, Class F, FRN, 6.32%, 05/15/21	32
22	Series 1084, Class S, IF, 21.04%, 05/15/21	23
32	Series 1133, Class H, HB, 7.00%, 09/15/21	32
51	Series 1144, Class KB, 8.50%, 09/15/21	51
-(h)	Series 1172, Class L, VAR, HB, 1180.80%, 11/15/21	1
68	Series 1179, Class H, 7.50%, 11/15/21	68
2	Series 1196, Class B, IF, HB, 532.80%, 01/15/22	16
3	Series 1205, Class G, 7.00%, 03/15/07	3
47	Series 1246, Class J, 7.50%, 05/15/07	47
104	Series 1254, Class N, 8.00%, 04/15/22	104
224	Series 1263, Class H, 7.50%, 05/15/07 (m)	223
-(h)	Series 1298, Class L, HB, 981.87%, 06/15/07	-(h	)
168	Series 1343, Class LA, 8.00%, 08/15/22	169

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

84	Series 1343, Class LB, 7.50%, 08/15/22	84
330	Series 1374, Class Z, 7.00%, 10/15/22	341
90	Series 1395, Class G, 6.00%, 10/15/22	89
872	Series 1401, Class J, 7.00%, 10/15/22	873
45	Series 1404, Class FA, 4.50%, 11/15/07	44
17	Series 1465, Class SA, IF, IO, 3.62%, 02/15/08	-(h	)
1,044	Series 1466, Class PZ, 7.50%, 02/15/23	1,062
30	Series 1470, Class F, FRN, 5.38%, 02/15/23	30
34	Series 1505, Class QB, IF, 8.22%, 05/15/23	38
9	Series 1506, Class F, FRN, 6.03%, 05/15/08	9
947	Series 1512, Class J, 6.50%, 05/15/08	944
303	Series 1513, Class N, 6.50%, 05/15/08	302
334	Series 1518, Class G, IF, 3.81%, 05/15/23	333
276	Series 1526, Class L, 6.50%, 06/15/23	284
29	Series 1540, Class IA, 7.00%, 06/15/13	30
387	Series 1541, Class O, FRN, 3.94%, 07/15/23	379
2,269	Series 1543, Class VM, 6.90%, 04/15/23	2,322
155	Series 1544, Class J, IF, 7.09%, 07/15/08	156
38	Series 1549, Class K, 8.50%, 07/15/08	38
866	Series 1560, Class PN, 7.00%, 12/15/12	872
86	Series 1570, Class F, FRN, 5.85%, 08/15/23	88
214	Series 1570, Class SA, IF, 10.98%, 08/15/23	253
909	Series 1578, Class K, 6.90%, 09/15/23	941
103	Series 1578, Class V, IO, 7.00%, 09/15/23	17
2,059	Series 1591, Class PV, 6.25%, 10/15/23	2,105
723	Series 1596, Class D, 6.50%, 10/15/13	735
22	Series 1602, Class SA, IF, 5.28%, 10/15/23	22
49	Series 1606, Class M, FRN, 4.75%, 11/15/08	49
157	Series 1606, Class SC, IF, 9.35%, 11/15/08	160
754	Series 1609, Class LG, IF, 5.69%, 11/15/23	780
452	Series 1611, Class JA, FRN, 6.63%, 08/15/23	455
5	Series 1625, Class SG, IF, 6.63%, 12/15/08	5
2	Series 1625, Class SH, IF, 8.51%, 12/15/08	2
2,955	Series 1628, Class LZ, 6.50%, 12/15/23	3,038
1,000	Series 1638, Class H, 6.50%, 12/15/23	1,047
1,513	Series 1644, Class K, 6.75%, 12/15/23	1,585
332	Series 1647, Class PK, 6.50%, 12/15/08	333
211	Series 1649, Class S, IF, 8.92%, 12/15/08	217
6	Series 1671, Class QC, IF, 10.00%, 02/15/24	7
1,294	Series 1677, Class Z, 7.50%, 07/15/23	1,320
14	Series 1686, Class SH, FRN, 7.14%, 02/15/24	16
53	Series 1688, Class W, 7.25%, 03/15/14	57
63	Series 1689, Class SD, IF, 8.95%, 10/15/23	65
756	Series 1695, Class EB, 7.00%, 03/15/24	797
115	Series 1698, Class SC, IF, 9.70%, 03/15/09	119
143	Series 1699, Class FC, FRN, 5.97%, 03/15/24	144
185	Series 1745, Class D, 7.50%, 08/15/24	184
501	Series 1798, Class F, 5.00%, 05/15/23	491
192	Series 1807, Class A, 6.00%, 11/15/08	192
29	Series 1807, Class G, 9.00%, 10/15/20	30
9,389	Series 1813, Class J, IF, IO, 0.75%, 11/15/23	389
967	Series 1829, Class ZB, 6.50%, 03/15/26	996

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

66	Series 1844, Class E, 6.50%, 10/15/13	66
1,747	Series 1863, Class Z, 6.50%, 07/15/26	1,802
6	Series 1865, Class D, PO, 02/15/24	4
426	Series 1899, Class ZE, 8.00%, 09/15/26	441
68	Series 1900, Class TA, PO, 08/15/08	67
422	Series 1963, Class Z, 7.50%, 01/15/27	433
111	Series 1985, Class PR, IO, 8.00%, 07/15/27	23
186	Series 1987, Class PE, 7.50%, 09/15/27	190
211	Series 2025, Class PE, 6.30%, 01/15/13	213
96	Series 2033, Class SN, IF, IO, 11.92%, 03/15/24	33
127	Series 2038, Class PN, IO, 7.00%, 03/15/28	25
756	Series 2040, Class PE, 7.50%, 03/15/28	780
157	Series 2042, Class T, 7.00%, 03/15/28	161
891	Series 2055, Class OE, 6.50%, 05/15/13	909
484	Series 2060, Class Z, 6.50%, 05/15/28	499
1,354	Series 2061, Class DC, IO, 6.50%, 06/15/28	256
2,991	Series 2075, Class PH, 6.50%, 08/15/28	3,074
912	Series 2086, Class GB, 6.00%, 09/15/28	926
188	Series 2089, Class PJ, IO, 7.00%, 10/15/28	34
3,007	Series 2102, Class TC, 6.00%, 12/15/13 (m)	3,058
1,948	Series 2102, Class TU, 6.00%, 12/15/13 (m)	1,981
1,782	Series 2111, Class SB, IF, IO, 2.18%, 01/15/29	111
1,774	Series 2115, Class PE, 6.00%, 01/15/14	1,804
915	Series 2125, Class JZ, 6.00%, 02/15/29	930
90	Series 2132, Class PD, 6.00%, 11/15/27	90
320	Series 2132, Class SB, IF, 7.37%, 03/15/29	351
476	Series 2132, Class ZL, 6.50%, 03/15/29	492
50	Series 2135, Class UK, IO, 6.50%, 03/15/14	7
43	Series 2141, Class IO, IO, 7.00%, 04/15/29	8
80	Series 2161, Class PG, 6.00%, 04/15/28	80
142	Series 2163, Class PC, IO, 7.50%, 06/15/29	29
330	Series 2178, Class PB, 7.00%, 08/15/29	340
241	Series 2189, Class SA, IF, 6.89%, 02/15/28	241
527	Series 2201, Class C, 8.00%, 11/15/29	551
1,493	Series 2209, Class TC, 8.00%, 01/15/30	1,582
632	Series 2210, Class Z, 8.00%, 01/15/30	660
293	Series 2224, Class CB, 8.00%, 03/15/30	303
189	Series 2247, Class Z, 7.50%, 08/15/30	189
377	Series 2254, Class Z, 9.00%, 09/15/30	394
835	Series 2256, Class MC, 7.25%, 09/15/30	845
1,399	Series 2259, Class ZM, 7.00%, 10/15/30	1,446
1,373	Series 2271, Class PC, 7.25%, 12/15/30	1,402
756	Series 2283, Class K, 6.50%, 12/15/23	795
532	Series 2296, Class PD, 7.00%, 03/15/31	552
22	Series 2299, Class G, 7.00%, 05/15/14 (m)	22
1,244	Series 2303, Class ZN, 8.50%, 04/15/29	1,464
212	Series 2306, Class K, PO, 05/15/24	177
530	Series 2306, Class SE, IF, IO, 5.99%, 05/15/24	74
2,387	Series 2323, Class VO, 6.00%, 10/15/22	2,399
3,259	Series 2344, Class QG, 6.00%, 08/15/16	3,319
3,968	Series 2344, Class ZD, 6.50%, 08/15/31	4,083
423	Series 2344, Class ZJ, 6.50%, 08/15/31	436

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

349	Series 2345, Class NE, 6.50%, 08/15/31	359
1,110	Series 2347, Class VP, 6.50%, 03/15/20	1,140
1,223	Series 2353, Class TD, 6.00%, 09/15/16	1,251
1,231	Series 2355, Class BP, 6.00%, 09/15/16	1,254
977	Series 2358, Class PD, 6.00%, 09/15/16	995
1,924	Series 2359, Class PM, 6.00%, 09/15/16	1,959
586	Series 2359, Class ZB, 8.50%, 06/15/31	664
2,245	Series 2360, Class PG, 6.00%, 09/15/16	2,285
799	Series 2362, Class PD, 6.50%, 06/15/20	803
85	Series 2362, Class PJ, 6.50%, 10/15/28	85
665	Series 2363, Class PF, 6.00%, 09/15/16	677
1,173	Series 2366, Class MD, 6.00%, 10/15/16	1,195
279	Series 2368, Class AS, IF, 7.10%, 10/15/31	291
876	Series 2368, Class TG, 6.00%, 10/15/16	892
320	Series 2372, Class F, FRN, 5.82%, 10/15/31	321
328	Series 2383, Class FD, FRN, 5.82%, 11/15/31	331
592	Series 2388, Class UZ, 8.50%, 06/15/31	642
547	Series 2389, Class VA, 6.00%, 02/15/11	550
48	Series 2391, Class QE, 5.50%, 05/15/15	48
5,737	Series 2391, Class QR, 5.50%, 12/15/16	5,783
1,891	Series 2392, Class PV, 6.00%, 12/15/20	1,900
536	Series 2394, Class MC, 6.00%, 12/15/16	546
1,513	Series 2399, Class TH, 6.50%, 01/15/32	1,562
697	Series 2410, Class HC, 5.50%, 02/15/09	695
907	Series 2410, Class OE, 6.38%, 02/15/32	929
1,281	Series 2410, Class QS, IF, 5.67%, 02/15/32	1,315
591	Series 2410, Class QX, IF, IO, 3.33%, 02/15/32	59
618	Series 2412, Class SE, 5.02%, 02/15/09	615
906	Series 2423, Class MC, 7.00%, 03/15/32	942
1,041	Series 2423, Class MT, 7.00%, 03/15/32	1,082
1,372	Series 2425, Class OB, 6.00%, 03/15/17	1,400
1,405	Series 2434, Class TC, 7.00%, 04/15/32	1,463
2,553	Series 2436, Class MC, 7.00%, 04/15/32	2,659
757	Series 2444, Class ES, IF, IO, 2.63%, 03/15/32	61
726	Series 2450, Class GZ, 7.00%, 05/15/32	751
858	Series 2450, Class SW, IF, IO, 2.68%, 03/15/32	69
274	Series 2458, Class OD, 6.00%, 04/15/16	274
2,484	Series 2458, Class QE, 5.50%, 06/15/17	2,509
1,477	Series 2460, Class VZ, 6.00%, 11/15/29	1,498
1,258	Series 2462, Class NB, 6.50%, 06/15/22	1,329
250	Series 2470, Class SL, IF, 9.00%, 01/15/27	269
2,347	Series 2474, Class SJ, IF, IO, 2.33%, 07/15/17	145
887	Series 2480, Class PV, 6.00%, 07/15/11	902
2,134	Series 2498, Class UD, 5.50%, 06/15/16	2,134
825	Series 2500, Class GD, 5.50%, 12/15/15	824
1,555	Series 2500, Class TD, 5.50%, 02/15/16	1,554
1,914	Series 2513, Class YO, PO, 02/15/32	1,695
2,269	Series 2515, Class DE, 4.00%, 03/15/32	2,135
420	Series 2517, Class SE, IF, 2.95%, 10/15/09	409
510	Series 2519, Class BT, 8.50%, 09/15/31	546
1,588	Series 2527, Class VU, 5.50%, 10/15/13	1,600
1,513	Series 2533, Class HB, 5.50%, 12/15/17	1,534

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,210	Series 2535, Class BK, 5.50%, 12/15/22	1,222
756	Series 2541, Class GX, 5.50%, 02/15/17	759
3,219	Series 2553, Class GF, FRN, 5.72%, 02/15/17	3,232
1,939	Series 2557, Class WJ, 5.00%, 07/15/14	1,932
1,222	Series 2565, Class MB, 6.00%, 05/15/30	1,236
563	Series 2571, Class SK, IF, 11.56%, 09/15/23	673
1,856	Series 2586, Class WI, IO, SUB, 6.50%, 03/15/33	393
3,209	Series 2594, Class VA, 6.00%, 03/15/14	3,258
1,114	Series 2594, Class VP, 6.00%, 02/15/14	1,128
1,771	Series 2597, Class DS, IF, IO, 2.23%, 02/15/33	122
2,832	Series 2599, Class DS, IF, IO, 1.68%, 02/15/33	153
2,496	Series 2610, Class DS, IF, IO, 1.78%, 03/15/33	153
5,936	Series 2611, Class SH, IF, IO, 2.33%, 10/15/21	396
1,513	Series 2611, Class UH, 4.50%, 05/15/18	1,446
3,403	Series 2617, Class GR, 4.50%, 05/15/18	3,260
543	Series 2624, Class IU, IO, 5.00%, 06/15/33	142
11,138	Series 2626, Class NS, IF, IO, 1.23%, 06/15/23	654
3,327	Series 2630, Class KN, 2.50%, 04/15/13	3,247
3,025	Series 2631, Class LC, 4.50%, 06/15/18	2,902
584	Series 2633, Class EO, PO, 08/15/33	420
3,802	Series 2637, Class SA, IF, IO, 0.78%, 06/15/18	112
717	Series 2640, Class UG, IO, 5.00%, 01/15/32	203
1,354	Series 2640, Class UR, IO, 4.50%, 08/15/17	120
916	Series 2643, Class HI, IO, 4.50%, 12/15/16	88
197	Series 2643, Class KG, 4.00%, 05/15/18	196
4,519	Series 2650, PO, 12/15/32	3,730
7,605	Series 2650, Class SO, PO, 12/15/32	6,279
1,480	Series 2656, Class SH, IF, 5.64%, 02/15/25	1,436
4,403	Series 2668, Class SB, IF, 2.47%, 10/15/15	4,102
1,513	Series 2672, Class ME, 5.00%, 11/15/22	1,489
743	Series 2672, Class SJ, IF, 2.43%, 09/15/16	654
9,831	Series 2675, Class CK, 4.00%, 09/15/18 (m)	9,099
1,832	Series 2682, Class YS, IF, 1.02%, 10/15/33	1,301
63	Series 2683, Class SG, IF, 4.69%, 09/15/33	61
474	Series 2683, Class VA, 5.50%, 02/15/21	478
16,884	Series 2684, PO, 01/15/33	11,021
1,966	Series 2684, Class TO, PO, 10/15/33	1,238
6,126	Series 2686, Class GB, 5.00%, 05/15/20	6,096
3,563	Series 2686, Class NS, IF, IO, 2.28%, 10/15/21	234
1,398	Series 2691, Class WS, IF, 1.02%, 10/15/33	1,029
612	Series 2694, Class BA, 4.00%, 06/15/31	585
2,269	Series 2702, Class PC, 5.00%, 01/15/23	2,225
814	Series 2705, Class SC, IF, 1.02%, 11/15/33	607
1,927	Series 2705, Class SD, IF, 2.16%, 11/15/33	1,539
3,781	Series 2715, Class OG, 5.00%, 01/15/23	3,672
5,372	Series 2716, Class UN, 4.50%, 12/15/23	5,103
3,025	Series 2720, Class PC, 5.00%, 12/15/23	2,975
2,004	Series 2721, Class PI, IO, 5.00%, 05/15/16	105
152	Series 2727, PO, 01/15/34	87
4,538	Series 2727, Class BS, IF, 1.10%, 01/15/34	3,133
79	Series 2733, Class GF, FRN, 0.00%, 09/15/33	74
587	Series 2739, Class S, IF, 1.36%, 01/15/34	394

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

838	Series 2744, Class FE, FRN, 0.00%, 02/15/34	664
2,178	Series 2744, Class PC, 5.50%, 01/15/31	2,186
5,701	Series 2744, Class PD, 5.50%, 08/15/33	5,780
3,025	Series 2744, Class TU, 5.50%, 05/15/32	3,013
1,668	Series 2749, Class PK, IO, 5.00%, 09/15/22	65
642	Series 2753, Class S, IF, 1.36%, 02/15/34	470
11,015	Series 2755, Class PA, PO, 02/15/29	9,538
1,684	Series 2755, Class SA, IF, 3.56%, 05/15/30	1,628
1,040	Series 2756, Class NA, 5.00%, 02/15/24	1,027
1,000	Series 2764, Class OE, 4.50%, 03/15/19	957
452	Series 2769, PO, 03/15/34	303
645	Series 2774, Class QO, PO, 02/15/34	530
1,728	Series 2776, Class SK, IF, 1.10%, 04/15/34	1,311
487	Series 2777, Class DV, 6.50%, 11/15/17	502
379	Series 2778, Class BS, IF, 2.45%, 04/15/34	335
2,840	Series 2780, Class JG, 4.50%, 04/15/19	2,700
2,450	Series 2780, Class YC, 5.00%, 04/15/19	2,416
954	Series 2801, Class BS, IF, 3.46%, 05/15/34	880
784	Series 2827, Class NT, IF, 8.00%, 01/15/22	794
8,240	Series 2827, Class PS, IF, IO, 1.98%, 04/15/28	256
548	Series 2827, Class SQ, IF, 7.50%, 01/15/19	567
949	Series 2846, PO, 08/15/34	703
2,000	Series 2864, Class GB, 4.00%, 09/15/19	1,846
1,505	Series 2971, Class GB, 5.00%, 11/15/16	1,505
1,000	Series 2971, Class GC, 5.00%, 07/15/18	996
396	Series 2975, Class KO, PO, 05/15/35	307
1,637	Series 2989, PO, 06/15/23	1,300
818	Series 2996, Class FD, FRN, 5.57%, 06/15/35	810
4,000	Series 3047, Class OB, 5.50%, 12/15/33	4,057
7,717	Series 3068, Class QB, 4.50%, 06/15/20	7,451
2,741	Series 3101, Class EA, 6.00%, 06/15/20	2,745
2,872	Series 3117, Class EO, PO, 02/15/36	2,226
3,285	Series 3117, Class OK, PO, 02/15/36	2,554
3,139	Series 3118, Class DM, 5.00%, 02/15/24	3,080
782	Series 3122, Class ZB, 6.00%, 03/15/36	778
2,289	Series 3134, PO, 03/15/36	1,809
2,605	Series 3138, PO, 04/15/36	1,990
3,440	Series 3150, PO, 05/15/36	2,640
2,059	Series 3158, Class LX, FRN, 0.00%, 05/15/36	1,839
829	Series 3164, Class CF, FRN, 0.00%, 04/15/33	739
3,600	Series 3179, Class OA, PO, 07/15/36	2,719
2,821	Series 3189, Class SN, IF, 0.79%, 11/15/35	2,709
	Federal Home Loan Mortgage Corp., Structured Pass-Through Securities,
1,256	Series T-41, Class 3A, 7.50%, 07/25/32 (m)	1,306
275	Series T-51, Class 1A, VAR, 6.50%, 09/25/43	281
339	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	353
2,633	Series T-54, Class 2A, 6.50%, 02/25/43	2,666
744	Series T-54, Class 3A, 7.00%, 02/25/43	769
666	Series T-58, Class A, PO, 09/25/43	568
	Federal National Mortgage Association,
41	Series 23, Class 2, IO, 10.00%, 09/01/17	9
17	Series 59, Class 2, IO, 9.50%, 07/01/17	4

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,692	Series 213, Class 2, IO, 8.00%, 03/01/23	386
56	Series 265, Class 2, SUB, 9.00%, 03/01/24	60
111	Series 285, Class 1, PO, 02/01/27	93
1,193	Series 340, Class 1, PO, 09/01/33	897
247	Series 1988-7, Class Z, 9.25%, 04/25/18	262
9	Series 1988-11, Class D, PO, 05/25/18	8
10	Series 1988-29, Class B, 9.50%, 12/25/18	11
31	Series 1989-19, Class A, 10.30%, 04/25/19	33
23	Series 1989-21, Class G, 10.45%, 04/25/19	25
64	Series 1989-27, Class Y, 6.90%, 06/25/19	65
62	Series 1989-70, Class G, 8.00%, 10/25/19	66
28	Series 1989-78, Class H, 9.40%, 11/25/19	31
28	Series 1989-89, Class H, 9.00%, 11/25/19	31
24	Series 1990-60, Class K, 5.50%, 06/25/20	24
23	Series 1990-93, Class G, 5.50%, 08/25/20	23
-(h)	Series 1990-95, Class J, HB, 1118.04%, 08/25/20	12
123	Series 1990-102, Class J, 6.50%, 08/25/20	126
12	Series 1990-134, Class SC, IF, 13.58%, 11/25/20	15
1	Series 1990-140, Class K, HB, 652.15%, 12/25/20	13
-(h)	Series 1991-7, Class K, HB, 908.50%, 02/25/21	3
-(h)	Series 1991-60, Class PM, HB, 1009.00%, 06/25/21	6
1,083	Series 1992-7, Class Q, 8.00%, 01/25/18	1,100
86	Series 1992-33, Class F, FRN, 4.16%, 03/25/22	85
88	Series 1992-38, Class Z, 7.50%, 02/25/22	89
329	Series 1992-73, Class H, 7.50%, 05/25/22	336
54	Series 1992-101, Class J, 7.50%, 06/25/22	55
35	Series 1992-170, Class K, 7.00%, 09/25/07	35
1,041	Series 1992-188, Class PZ, 7.50%, 10/25/22	1,101
102	Series 1993-8, Class H, 7.00%, 01/25/08	102
1,036	Series 1993-25, Class J, 7.50%, 03/25/23	1,097
479	Series 1993-27, Class S, IF, 1.73%, 02/25/23	437
206	Series 1993-31, Class K, 7.50%, 03/25/23	218
149	Series 1993-51, Class B, PO, 02/25/23	146
2,091	Series 1993-54, Class Z, 7.00%, 04/25/23	2,186
112	Series 1993-62, Class SA, IF, 10.39%, 04/25/23	127
12	Series 1993-72, Class F, FRN, 5.25%, 05/25/08	12
101	Series 1993-97, Class FA, FRN, 6.59%, 05/25/23	106
73	Series 1993-108, Class D, PO, 02/25/23	65
68	Series 1993-131, Class Z, 7.00%, 07/25/08	69
240	Series 1993-162, Class F, FRN, 6.29%, 08/25/23	246
49	Series 1993-164, Class SA, IF, 9.03%, 09/25/08	51
39	Series 1993-165, Class SD, IF, 5.56%, 09/25/23	40
709	Series 1993-167, Class GA, 7.00%, 09/25/23	725
30	Series 1993-175, Class SA, IF, 11.76%, 09/25/08	32
387	Series 1993-179, Class SB, IF, 10.58%, 10/25/23	448
227	Series 1993-190, Class S, IF, 6.64%, 10/25/08	230
60	Series 1993-192, Class SC, IF, 6.84%, 10/25/08	61
15	Series 1993-196, Class FA, FRN, 5.25%, 10/25/08	15
32	Series 1993-196, Class SA, IF, 9.83%, 10/25/08	33
15	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	15
36	Series 1993-204, Class PE, IO, 6.50%, 05/25/23	3
783	Series 1993-220, Class SG, IF, 5.31%, 11/25/13	816

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

191	Series 1993-225, Class SG, IF, 4.90%, 12/25/13	200
70	Series 1993-228, Class G, PO, 09/25/23	58
42	Series 1993-230, Class FA, FRN, 5.94%, 12/25/23	43
19	Series 1993-233, Class SC, IF, 5.71%, 12/25/08	20
380	Series 1993-234, Class SC, IF, 7.01%, 12/25/08	383
1,558	Series 1993-250, Class Z, 7.00%, 12/25/23	1,609
730	Series 1993-257, Class C, PO, 06/25/23	638
114	Series 1994-13, Class SK, IF, 8.85%, 02/25/09	118
853	Series 1994-34, Class DZ, 6.00%, 03/25/09	856
607	Series 1994-37, Class L, 6.50%, 03/25/24	628
128	Series 1995-2, Class Z, 8.50%, 03/25/25	136
1,326	Series 1996-14, Class SE, IF, IO, 5.98%, 08/25/23	222
107	Series 1996-20, Class L, PO, 09/25/08	102
61	Series 1996-24, Class B, PO, 10/25/08	60
55	Series 1996-59, Class J, 6.50%, 08/25/22	57
504	Series 1997-20, IF, IO 1.84%, 03/25/27	29
98	Series 1997-24, Class Z, 8.00%, 04/18/27	104
100	Series 1997-27, Class J, 7.50%, 04/18/27	105
97	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	20
352	Series 1998-36, Class J, 6.00%, 07/18/28	352
2,070	Series 1998-36, Class ZB, 6.00%, 07/18/28	2,104
870	Series 1998-43, Class SA, IF, IO, 11.24%, 04/25/23	278
627	Series 1999-57, Class Z, 7.50%, 12/25/19	664
606	Series 1999-62, Class PB, 7.50%, 12/18/29	638
97	Series 2000-52, IO, 8.50%, 01/25/31	24
2,903	Series 2001-4, Class ZA, 6.50%, 03/25/31	3,022
964	Series 2001-5, Class OW, 6.00%, 03/25/16	978
732	Series 2001-7, Class PF, 7.00%, 03/25/31	764
788	Series 2001-28, Class VB, 6.00%, 02/25/20	787
1,802	Series 2001-31, Class VD, 6.00%, 05/25/31	1,833
1,240	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	248
1,200	Series 2001-36, Class DE, 7.00%, 08/25/31	1,239
636	Series 2001-44, Class PD, 7.00%, 09/25/31	663
1,202	Series 2001-44, Class PU, 7.00%, 09/25/31	1,252
723	Series 2001-49, Class DQ, 6.00%, 11/25/15	726
1,292	Series 2001-49, Class LZ, 8.50%, 07/25/31	1,471
963	Series 2001-52, Class XN, 6.50%, 11/25/15	995
202	Series 2001-59, Class VB, 6.00%, 11/25/15	202
1,513	Series 2001-61, Class VB, 7.00%, 12/25/16	1,538
1,725	Series 2001-61, Class Z, 7.00%, 11/25/31	1,820
1,899	Series 2001-71, Class QE, 6.00%, 12/25/16	1,933
933	Series 2001-72, Class SX, IF, 5.08%, 12/25/31	935
756	Series 2001-74, Class MB, 6.00%, 12/25/16	779
167	Series 2001-78, Class VB, 6.00%, 12/25/15	167
850	Series 2002-1, Class HC, 6.50%, 02/25/22	876
412	Series 2002-1, Class SA, IF, 7.90%, 02/25/32	458
631	Series 2002-1, Class UD, IF, 5.80%, 12/25/23	664
1,513	Series 2002-3, Class PG, 5.50%, 02/25/17	1,530
190	Series 2002-7, Class QM, 6.00%, 02/25/20	190
579	Series 2002-8, Class SR, IF, 5.02%, 03/25/09	573
772	Series 2002-9, Class ST, IF, 6.55%, 03/25/17	832
485	Series 2002-9, Class VE, 6.50%, 12/25/12	486

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,025	Series 2002-11, Class QG, 5.50%, 03/25/17	3,062
3,448	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	174
240	Series 2002-13, Class ST, IF, 10.00%, 03/25/32	273
6,806	Series 2002-18, Class PC, 5.50%, 04/25/17	6,901
1,933	Series 2002-19, Class PE, 6.00%, 04/25/17	1,967
175	Series 2002-36, Class HZ, 7.00%, 12/25/29	175
497	Series 2002-37, Class Z, 6.50%, 06/25/32	510
2,269	Series 2002-55, Class QE, 5.50%, 09/25/17	2,284
9,744	Series 2002-56, Class UC, 5.50%, 09/25/17 (m)	9,836
1,134	Series 2002-59, Class AC, 6.00%, 03/25/28	1,139
599	Series 2002-59, Class VB, 6.50%, 04/25/32	599
1,251	Series 2002-62, Class ZE, 5.50%, 11/25/17	1,271
1,361	Series 2002-63, Class LB, 5.50%, 10/25/17	1,376
630	Series 2002-73, Class S, IF, 2.95%, 11/25/09	617
3,025	Series 2002-74, Class LD, 5.00%, 01/25/16	3,003
2,269	Series 2002-74, Class PD, 5.00%, 11/25/15	2,253
831	Series 2002-74, Class VA, 6.00%, 11/25/31	829
2,269	Series 2002-74, Class VB, 6.00%, 11/25/31	2,291
1,814	Series 2002-77, Class S, IF, 4.73%, 12/25/32	1,792
168	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	25
2,096	Series 2003-8, Class SB, IF, IO, 2.33%, 03/25/16	80
677	Series 2003-16, Class PI, IO, 5.00%, 11/25/12	13
1,513	Series 2003-22, Class UD, 4.00%, 04/25/33	1,269
1,513	Series 2003-27, Class DW, 4.50%, 04/25/17	1,464
720	Series 2003-39, IO, VAR, 6.00%, 05/25/33	152
3,517	Series 2003-41, Class PE, 5.50%, 05/25/23	3,587
3,125	Series 2003-52, Class PA, 6.50%, 06/25/35	3,246
414	Series 2003-52, Class SX, IF, 6.99%, 10/25/31	437
1,134	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	128
495	Series 2003-67, Class VQ, 7.00%, 01/25/19	516
2,795	Series 2003-68, Class QP, 3.00%, 07/25/22	2,599
878	Series 2003-73, Class GA, 3.50%, 05/25/31	826
1,110	Series 2003-73, Class PB, 4.50%, 08/25/18	1,060
322	Series 2003-74, Class SH, IF, 0.59%, 08/25/33	234
403	Series 2003-79, Class NM, 4.00%, 05/25/22	388
12,183	Series 2003-80, Class SY, IF, IO, 2.33%, 06/25/23	1,040
1,513	Series 2003-81, Class LC, 4.50%, 09/25/18	1,455
4,383	Series 2003-83, Class PG, 5.00%, 06/25/23	4,306
756	Series 2003-86, Class PX, 4.50%, 02/25/17	742
953	Series 2003-91, Class SD, IF, 3.63%, 09/25/33	873
651	Series 2003-92, Class SH, IF, 2.67%, 09/25/18	592
868	Series 2003-106, PO, 08/25/17	740
1,891	Series 2003-106, Class US, IF, 1.10%, 11/25/23	1,390
1,000	Series 2003-106, Class WE, 4.50%, 11/25/22	957
1,500	Series 2003-113, Class PC, 4.00%, 03/25/15	1,464
6,091	Series 2003-116, Class SB, IF, IO, 2.28%, 11/25/33	438
4,000	Series 2003-117, Class JB, 3.50%, 06/25/33	3,588
1,134	Series 2003-122, Class TE, 5.00%, 12/25/22	1,110
1,513	Series 2003-128, Class KE, 4.50%, 01/25/14	1,489
2,274	Series 2003-130, Class SX, IF, 3.54%, 01/25/34	2,209
1,446	Series 2003-132, Class OA, PO, 08/25/33	1,131
4,268	Series 2004-4, Class QI, IF, IO, 1.78%, 06/25/33	267

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,067	Series 2004-4, Class QM, IF, 3.56%, 06/25/33	1,028
2,777	Series 2004-10, Class SC, IF, 7.32%, 02/25/34	3,036
1,696	Series 2004-14, Class SD, IF, 1.10%, 03/25/34	1,243
2,089	Series 2004-21, Class CO, PO, 04/25/34	1,418
1,356	Series 2004-22, Class A, 4.00%, 04/25/19	1,284
1,513	Series 2004-25, Class PB, 5.50%, 05/25/32	1,532
1,134	Series 2004-25, Class PC, 5.50%, 01/25/34	1,140
3,914	Series 2004-25, Class SA, IF, 4.89%, 04/25/34	3,963
2,000	Series 2004-27, Class HB, 4.00%, 05/25/19	1,818
1,134	Series 2004-36, Class PB, 5.50%, 05/25/32	1,165
2,384	Series 2004-36, Class SA, IF, 4.89%, 05/25/34	2,409
772	Series 2004-36, Class SN, IF, 3.56%, 07/25/33	737
1,539	Series 2004-46, Class QB, IF, 2.72%, 05/25/34	1,455
773	Series 2004-51, Class SY, IF, 3.60%, 07/25/34	744
2,269	Series 2004-53, Class NC, 5.50%, 07/25/24	2,292
420	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	461
1,891	Series 2004-92, Class JO, PO, 2/25/34	1,614
858	Series 2005-15, Class MO, PO, 03/25/35	691
1,343	Series 2005-47, Class AN, 5.00%, 12/25/16	1,337
1,675	Series 2005-58, PO, 07/25/35	1,318
1,500	Series 2005-68, Class BC, 5.25%, 06/25/35	1,471
5,000	Series 2005-68, Class PG, 5.50%, 08/25/35	5,043
1,779	Series 2005-70, Class KI, IO, 5.50%, 08/25/35	261
5,000	Series 2005-84, Class XM, 5.75%, 10/25/35	5,097
7,000	Series 2005-110, Class GJ, 5.50%, 11/25/30	7,039
4,000	Series 2005-110, Class GK, 5.50%, 08/25/34	3,988
3,500	Series 2005-110, Class MN, 5.50%, 06/25/35	3,522
3,000	Series 2005-116, Class PB, 6.00%, 04/25/34	3,076
3,000	Series 2006-39, Class WC, 5.50%, 01/25/36	3,002
4,715	Series 2006-44, Class GO, PO, 06/25/36	3,821
13,259	Series 2006-44, Class P, PO, 12/25/33	10,068
2,500	Series 2006-46, Class UC, 5.50%, 12/25/35	2,498
4,816	Series 2006-58, PO, 07/25/36	3,733
7,622	Series 2006-59, Class QO, PO, 01/25/33	6,053
10,000	Series 2006-77, Class PC, 6.50%, 08/25/36	10,616
3,328	Series 2006-110, PO, 11/25/36	2,456
1,974	Series 2006-110, Class AP, PO, 07/25/36	1,577
529	Series G92-4, Class F, FRN, 4.61%, 12/25/21	521
358	Series G92-7, Class JQ, 8.50%, 01/25/22	386
74	Series G92-12, Class B, 7.70%, 02/25/22	78
113	Series G92-14, Class Z, 7.00%, 02/25/22	118
264	Series G92-15, Class Z, 7.00%, 01/25/22	269
-(h)	Series G92-27, Class SQ, IF, HB, 5281.20%, 05/25/22	40
71	Series G92-42, Class Z, 7.00%, 07/25/22	74
2,655	Series G92-44, Class ZQ, 8.00%, 07/25/22	2,823
386	Series G92-54, Class ZQ, 7.50%, 09/25/22	408
681	Series G92-61, Class Z, 7.00%, 10/25/22	703
79	Series G92-62, Class B, PO, 10/25/22	64
466	Series G93-1, Class KA, 7.90%, 01/25/23	498
302	Series G93-17, Class SI, IF, 6.00%, 04/25/23	297
9	Series G94-13, Class J, 7.00%, 06/17/22	9
373	Series G97-2, Class ZA, 8.50%, 02/17/27	403

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Federal National Mortgage Association Grantor Trust,
144	Series 2001-T10, PO, 12/25/41	119
	Federal National Mortgage Association Whole Loan,
388	Series 2002-W5, Class A10, IF, IO, 2.78%, 11/25/30	20
1,635	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	1,671
888	Series 2003-W1, Class 2A, 7.50%, 12/25/42	927
329	Series 2003-W4, Class 2A, 6.50%, 10/25/42	337
651	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	646
2,997	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	3,116
	Government National Mortgage Association,
322	Series 1994-4, Class KQ, 7.99%, 07/16/24	337
3,592	Series 1994-7, Class PQ, 6.50%, 10/16/24	3,763
651	Series 1996-16, Class E, 7.50%, 08/16/26 (m)	676
129	Series 1997-2, Class E, 7.50%, 02/20/27	135
168	Series 1997-11, Class D, 7.50%, 07/20/27	174
270	Series 1998-26, Class K, 7.50%, 09/17/25	284
1,597	Series 1999-4, Class ZB, 6.00%, 02/20/29	1,625
516	Series 1999-41, Class Z, 8.00%, 11/16/29	541
70	Series 1999-43, Class TA, IF, 9.35%, 11/16/29	78
285	Series 1999-44, Class PC, 7.50%, 12/20/29	299
1,344	Series 1999-44, Class ZG, 8.00%, 12/20/29	1,406
818	Series 2000-6, Class Z, 7.50%, 02/20/30	857
1,192	Series 2000-7, Class ST, IF, 12.90%, 01/16/30	1,447
504	Series 2000-9, Class PB, 7.50%, 06/16/26	505
553	Series 2000-9, Class Z, 8.00%, 06/20/30	587
2,680	Series 2000-9, Class ZJ, 8.50%, 02/16/30	2,914
2,253	Series 2000-10, Class ZP, 7.50%, 02/16/30	2,374
1,183	Series 2000-12, Class ST, IF, 12.90%, 02/16/30	1,393
317	Series 2000-16, Class ZN, 7.50%, 02/16/30	333
1,315	Series 2000-21, Class S, IF, IO, 2.98%, 09/16/25	10
2,405	Series 2000-21, Class Z, 9.00%, 03/16/30	2,653
480	Series 2000-26, Class Z, 7.75%, 09/20/30	486
179	Series 2000-36, Class HC, 7.33%, 11/20/30	185
65	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	14
517	Series 2000-38, Class AH, 7.15%, 12/20/30	528
72	Series 2001-32, Class WA, IF, 6.82%, 07/20/31	73
649	Series 2001-35, Class SA, IF, IO, 2.93%, 08/16/31	58
587	Series 2001-36, Class S, IF, IO, 2.73%, 08/16/31	51
234	Series 2001-55, Class SF, IF, 8.94%, 11/20/31	267
1,051	Series 2001-60, Class VP, 6.50%, 07/20/17	1,056
1,134	Series 2002-4, Class TD, 7.00%, 01/20/32	1,220
730	Series 2002-7, Class PG, 6.50%, 01/20/32	750
2,409	Series 2002-24, Class AG, IF, IO, 2.63%, 04/16/32	192
652	Series 2002-24, Class SB, IF, 3.94%, 04/16/32	615
1,115	Series 2002-24, Class Z, 8.50%, 04/16/32	1,249
4,874	Series 2002-31, Class SE, IF, IO, 2.18%, 04/16/30	329
203	Series 2002-33, Class SY, IF, 9.00%, 02/26/23	217
70	Series 2002-36, Class VB, 6.50%, 07/20/19	69
1,513	Series 2002-40, Class UK, 6.50%, 06/20/32	1,578
418	Series 2002-41, Class LS, IF, 9.00%, 06/16/32	452
1,094	Series 2002-45, Class QE, 6.50%, 06/20/32	1,137
1,134	Series 2002-47, Class PG, 6.50%, 07/16/32	1,181

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

180	Series 2002-51, Class SG, IF, 9.45%, 04/20/31	203
737	Series 2002-54, Class GB, 6.50%, 08/20/32	763
1,724	Series 2002-67, Class VA, 6.00%, 03/20/13	1,722
1,418	Series 2002-70, Class AV, 6.00%, 03/20/12	1,446
1,998	Series 2002-70, Class PS, IF, IO, 2.38%, 08/20/32	151
665	Series 2002-71, Class VJ, 6.00%, 12/20/14	665
2,673	Series 2002-79, Class KV, 6.00%, 11/20/13	2,719
2,221	Series 2002-80, Class EB, 7.00%, 01/20/32	2,282
169	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	2
1,236	Series 2002-88, Class VA, 6.00%, 12/20/17	1,259
1,875	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	264
1,079	Series 2003-4, Class NY, 5.50%, 12/20/13	1,091
5,598	Series 2003-11, Class SK, IF, IO, 2.38%, 02/16/33	412
161	Series 2003-24, PO, 03/16/33	132
2,847	Series 2003-76, Class LS, IF, IO, 1.88%, 09/20/31	161
384	Series 2003-90, PO, 10/20/33	315
996	Series 2003-95, Class SC, IF, IO, 1.68%, 09/17/31	21
1,702	Series 2003-98, Class PC, 5.00%, 02/20/29	1,695
5,309	Series 2003-112, Class SA, IF, IO, SUB, 1.23%, 12/16/33	248
8,775	Series 2004-11, Class SW, IF, IO, 0.18%, 02/20/34	155
774	Series 2004-28, Class S, IF, 5.03%, 04/16/34	784
868	Series 2004-73, Class AE, IF, 3.88%, 08/17/34	848
	Vendee Mortgage Trust,
2,045	Series 1996-1, Class 1Z, 6.75%, 02/15/26	2,147
1,158	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,203
2,369	Series 1997-1, Class 2Z, 7.50%, 02/15/27	2,510
1,760	Series 1998-1, Class 2E, 7.00%, 09/15/27	1,819
1,348	Series 2001-1, Class 2J, 7.00%, 05/15/10	1,363
280	Series 2002-2, Class J, 6.00%, 01/15/09	279

		613,718

	Non-Agency CMO — 37.3%
456	ABN AMRO Mortgage Corp., Series 2003-7, Class A3, 4.50%, 07/25/18	441
2,500	American Home Mortgage Investment Corp., Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	2,433
	Bank of America Alternative Loan Trust,
722	Series 2003-3, Class A, PO, 05/25/33	575
980	Series 2003-11, PO, 01/25/34	769
	Banc of America Funding Corp.,
3,781	Series 2003-3, Class 1A33, 5.50%, 10/25/33	3,708
963	Series 2004-1, PO, 03/25/34	749
1,136	Series 2005-4, Class 30, PO, 08/25/35	856
2,541	Series 2005-6, Class 2A7, 5.50%, 10/25/35	2,549
478	Series 2005-7, Class 30, PO, 11/25/35	362
2,201	Series 2005-8, Class 30, PO, 01/25/36	1,598
6,871	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	6,787
	Banc of America Mortgage Securities,
557	Series 2003-8 Class A, PO, 11/25/33	416
275	Series 2003-9, Class 1A2, PO, 12/25/33	173
18,646	Series 2004-3, Class 15, IO, VAR, 0.21%, 04/25/19	136
848	Series 2004-4, Class A, PO, 05/25/34	667
1,057	Series 2004-6, Class A, PO, 07/25/34	766

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

8,781	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	8,618
5,311	Series 2004-J, Class 3A1, FRN, 5.06%, 11/25/34	5,284
	Bear Stearns Adjustable Rate Mortgage Trust,
2,241	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	2,236
3,364	Series 2004-1, Class 12A1, VAR, 3.64%, 04/25/34	3,305
3,025	Series 2004-4, Class A4, VAR, 3.52%, 06/25/34	2,963
9,358	Series 2006-1, Class 1A1, FRN, 4.62%, 02/25/36	9,200
1,550	Cendant Mortgage Corp., Series 2003-9, Class 1P, PO, 11/25/33	1,111
	Citicorp Mortgage Securities, Inc.,
677	Series 2002-11, Class 1A14, 6.00%, 11/25/32	671
1,172	Series 2003-8, Class A, PO, 08/25/33	867
6,701	Series 2004-1, Class 3A1, 4.75%, 01/25/34	6,584
8,227	Series 2004-5, Class 2A5, 4.50%, 08/25/34	8,014
	Citigroup Mortgage Loan Trust, Inc.,
587	Series 2003-1, Class WPO2, PO, 10/25/33	472
286	Series 2003-1, Class WA2, 6.50%, 10/25/33	290
837	Series 2003-UP3, Class A3, 7.00%, 09/25/33	850
596	Series 2003-UST1, Class 1, PO, 12/25/18	476
474	Series 2003-UST1, Class 2, PO, 12/25/18	409
246	Series 2003-UST1, Class 3, PO, 12/25/18	199
2,693	Series 2003-UST1, Class A1, 5.50%, 12/25/18	2,687
1,235	Series 2005-1, Class 2A1A, PO, 10/25/33	914
2,155	Series 2005-1, Class 2A1A, VAR, 4.72%, 04/25/35	2,168
	Countrywide Alternative Loan Trust,
1,480	Series 2002-8, Class A4, 6.50%, 07/25/32	1,472
1,251	Series 2003-J1, PO, 10/25/33	964
1,765	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,756
653	Series 2004-J3, Class 4A1, 4.75%, 04/25/19	638
2,230	Series 2005-5R, Class A1, 5.25%, 12/25/18	2,222
22,446	Series 2005-22T1, Class A2, IF, IO, 0.01%, 06/25/35	183
3,926	Series 2005-26CB, Class A10, IF, 3.41%, 07/25/35	3,813
3,000	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	2,986
1,061	Series 2005-64CB, Class 1A9, 5.50%, 12/25/35	1,040
1,820	Series 2005-86CB, Class A11, 5.50%, 02/25/36	1,792
16,050	Series 2005-J1, Class 1A4, IF, IO, 0.02%, 02/25/35	123
85,339	Series 2006-7CB, Class 1A2, IF, IO, 0.22%, 05/25/36	213
	Countrywide Home Loan Mortgage Pass Through Trust,
419	Series 2003-18, Class A12, 5.50%, 07/25/33	407
3,291	Series 2003-26, Class 1A6, 3.50%, 08/25/33	2,945
169	Series 2003-34, Class A11, 5.25%, 09/25/33	168
310	Series 2003-44, Class A9, PO, 10/25/33	195
1,339	Series 2003-J2, Class A17, IF, IO, 2.08%, 04/25/33	49
2,915	Series 2003-J7, Class 4A3, IF, 2.93%, 08/25/18	2,717
1,135	Series 2003-J10, Class 2A1, 5.00%, 11/25/18	1,127
956	Series 2004-3, PO, 04/25/34	764
943	Series 2004-7 Class 2A1, FRN, 4.06%, 06/25/34	928
1,516	Series 2004-HYB1, Class 2A, VAR, 4.25%, 05/20/34	1,505
1,727	Series 2004-HYB3, Class 2A, VAR, 4.07%, 06/20/34	1,701
2,975	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	2,926
1,703	Series 2005-16, Class A23, 5.50%, 09/25/35	1,689
6,355	Series 2005-22, Class 2A1, FRN, 5.29%, 11/25/35	6,350

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	First Horizon Alternative Mortgage Securities,
4,497	Series 2004-AA4, Class A1, FRN, 5.39%, 10/25/34	4,505
1,673	Series 2005-AA5, Class 1A2, FRN, 5.32%, 07/25/35	1,671
1,066	Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	1,007
	First Horizon Asset Securities, Inc.,
846	Series 2003-7, Class 2A1, 4.50%, 09/25/18	822
2,380	Series 2003-9, Class 1A6, 5.50%, 11/25/33	2,220
1,513	Series 2004-4, Class 2A2, 4.50%, 07/25/19	1,481
4,842	Series 2004-AR1, Class 2A2, FRN, 5.02%, 04/25/35	4,799
6,137	Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35 (m)	6,118
1,000	Series 2004-AR7, Class 2A2, FRN, 4.92%, 02/25/35	996
	GMAC Mortgage Corp. Loan Trust,
2,583	Series 2004-J2, Class A2, FRN, 5.82%, 06/25/34	2,591
5,000	Series 2005-1, Class 2A1A, VAR, 4.86%, 06/19/35	5,097
4,047	Series 2005-AR3, Class 3A3, VAR, 4.86%, 06/19/35	4,021
	GSR Mortgage Loan Trust,
333	Series 2004-3F, Class 3A8, 13.50%, 02/25/34	444
3,437	Series 2004-10F, Class 1A1, 4.50%, 08/25/19	3,389
1,317	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	1,309
346	Series 2005-1, Class 2A1A, 6.00%, 11/25/34	353
2,055	Series 2006-1F, Class 1AP, PO, 02/25/36	1,571
1,044	Indymac Index Mortgage Loan Trust, Series 2006-AR3, Class 2A1A, VAR, 6.41%, 03/25/36	1,065
263	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	221
	MASTR Adjustable Rate Mortgages Trust,
1,262	Series 2004-4, Class 2A1, VAR, 3.40%, 05/25/34	1,256
3,501	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	3,429
9,500	Series 2004-13, Class 3A6, FRN, 3.79%, 11/21/34	9,230
	MASTR Alternative Loans Trust,
1,264	Series 2003-8, Class 3A1, 5.50%, 12/25/33	1,257
916	Series 2003-9, Class 8A1, 6.00%, 01/25/34	929
442	Series 2004-1, Class 30, PO, 02/25/34	347
1,058	Series 2004-3, Class 30, PO, 04/25/34	872
1,083	Series 2004-3, Class 30X1, IO, 6.00%, 04/25/34	241
1,139	Series 2004-5, Class 30, PO, 06/25/34	937
589	Series 2004-5, Class 30X1, IO, 6.00%, 06/25/34	124
5,564	Series 2004-6, Class 7A1, 6.00%, 07/25/34	5,583
674	Series 2004-6, Class 30X1, IO, 5.50%, 07/25/34	144
521	Series 2004-7, Class 30, PO, 08/25/34	404
1,881	Series 2004-7, Class AX1, IO, 5.50%, 08/25/34	419
2,985	Series 2004-10, Class 1A1, 4.50%, 09/25/19	2,886
	MASTR Asset Securitization Trust,
1,225	Series 2003-4, Class 3A2, 5.00%, 05/25/18	1,215
764	Series 2003-4, Class 5A1, 5.50%, 05/25/33	760
851	Series 2003-10, Class 15, PO, 11/25/18	649
477	Series 2003-11, Class 15, PO, 12/25/18	382
568	Series 2004-1, Class 30, PO, 02/25/34	442
777	Series 2004-3, PO, 03/25/34	610
2,383	Series 2004-6, Class 2A9, 5.25%, 11/25/16	2,375
1,732	Series 2004-8, PO, 08/25/19	1,322
1,414	Series 2005-1, Class 2A1A, 5.00%, 05/25/18	1,406

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

7,768	MASTR Resecuritization Trust, Series 2005, Class 3, PO, 05/28/35 (e)	5,440
	Merrill Lynch Trust,
6	Series 7, Class B, PO, 04/20/18	5
225	Series 47, Class Z, 8.99%, 10/20/20	241
-(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, IF, HB, 7509.60%, 04/20/21	2
2,877	MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 5.64%, 02/25/35	2,887
	Nomura Asset Acceptance Corp.,
1,207	Series 2003-A1, Class A1, 5.50%, 05/25/33	1,199
641	Series 2003-A1, Class A2, 6.00%, 05/25/33	639
168	Series 2003-A1, Class A5, 7.00%, 04/25/33	167
680	Series 2003-A1, Class A7, 5.00%, 04/25/18	675
2,357	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	2,412
2,438	Prime Mortgage Trust, Series 2005-4, Class 4, PO, 10/25/35	1,689
	Residential Accredit Loans, Inc.,
458	Series 2002-QS16, Class A3, IF, 5.50%, 10/25/17	465
1,188	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	1,183
1,225	Series 2003-QS3, Class A2, IF, 4.80%, 02/25/18	1,191
2,797	Series 2003-QS3, Class A8, IF, IO, 2.28%, 02/25/18	209
3,732	Series 2003-QS12, Class A2A, IF, IO, 2.28%, 06/25/18	333
1,120	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	187
22,031	Series 2003-QS13, Class A6, IF, IO, 0.60%, 07/25/33	489
4,152	Series 2003-QS14, Class A1, 5.00%, 07/25/18	4,089
4,037	Series 2003-QS18, Class A1, 5.00%, 09/25/18	3,979
1,092	Series 2004-1, Class 2A3, 5.25%, 08/25/34	1,082
1,178	Series 2004-QA6, Class NB2, VAR, 5.30%, 12/25/34	1,185
2,466	Series 2004-QS8, Class A2, 5.00%, 06/25/34	2,447
2,754	Series 2004-QS10, Class A6, 6.00%, 07/25/34	2,807
3,301	Series 2005-1, Class 2A1A, IF, IO, 2.23%, 05/25/18	287
698	Series 2005-QA7, Class A21, VAR, 4.83%, 07/25/35	690
813	Series 2005-QA10. Series A31, VAR, 5.62%, 09/25/35	818
1,035	Series 2006-QA1, Class A21, VAR, 6.00%, 01/25/36	1,051
1,576	Series 2006-QS4, Class A7, FRN, IF, 4.74%, 04/25/36	1,563
	Residential Asset Securitization Trust,
891	Series 2003-A13, Class A3, 5.50%, 01/25/34	880
858	Series 2003-A14, Class A1, 4.75%, 02/25/19	835
752	Series 2005-A11, PO, 10/25/35	556
	Residential Funding Mortgage Securities I,
219	Series 2002-RM1, Class AP1, PO, 12/25/17	193
457	Series 2003-RM2, Class AP3, PO, 05/25/33	371
2,462	Series 2003-S7, Class A17, 4.00%, 05/25/33	2,327
689	Series 2003-S11, Class A1, 2.50%, 06/25/18	661
1,891	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	1,804
2,269	Series 2003-S13, Class A3, 5.50%, 06/25/33	2,195
1,638	Series 2003-S14, Class A4, PO, 07/25/18	1,325
1,933	Series 2004-S6, Class 2A6, PO, 06/25/34	1,435
2,000	Series 2004-S6, Class 3A5, 4.50%, 06/25/19	1,926
3,637	Series 2005-SA4, Class 1A1, VAR, 4.97%, 09/25/35	3,646

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Salomon Brothers Mortgage Securities VII,
28	Series 2000-UP1, Class A2, 8.00%, 08/25/27	28
610	Series 2003-UP2, Class 1, PO, 12/25/18	506
4,285	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.98%, 06/25/34	4,157
	Structured Asset Securities Corp.,
1,513	Series 2003-8, Class 1A2, 5.00%, 04/25/18	1,490
217	Series 2003-8, Class 1A2, PO, 05/25/32	185
10,812	Series 2004-20, Class 1A3, 5.25%, 11/25/34 (m)	10,550
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
3,499	Series 2002-MS12, Class A, 6.50%, 05/25/32	3,518
34,172	Series 2005-2, Class 1A4, IF, IO, 0.09%, 04/25/35	248
2,174	Series 2005-4, Class CB7, 5.50%, 06/25/35	2,158
1,420	Series 2005-4, Class DP, PO, 06/25/20	1,119
4,765	Series 2005-6, Class 2A4, 5.50%, 08/25/35	4,753
789	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 1P, PO, 04/25/19	669
	Washington Mutual, Inc.,
2,858	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	2,803
419	Series 2003-AR5, Class A5, VAR, 3.84%, 06/25/33	415
1,134	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	1,099
334	Series 2003-AR8, Class A, VAR, 4.03%, 08/25/33	331
2,262	Series 2003-S8, Class A4, 4.50%, 09/25/18	2,190
2,269	Series 2003-S8, Class A6, 4.50%, 09/25/18	2,187
586	Series 2003-S9, Class P, PO, 10/25/33	428
3,478	Series 2003-S10, Class A5, 5.00%, 10/25/18	3,468
526	Series 2003-S10, Class A6, PO, 10/25/18	355
950	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	938
978	Series 2006-AR10, Class 2P, 09/25/36	829
	Wells Fargo Mortgage Backed Securities Trust,
1,739	Series 2003-8, Class A9, 4.50%, 08/25/18	1,669
2,023	Series 2003-11, Class 1A, PO, 10/25/18	1,543
5,294	Series 2003-11, Class 1A4, 4.75%, 10/25/18	5,223
2,050	Series 2003-13, Class A7, 4.50%, 11/25/18	1,940
764	Series 2003-14, Class 1A1, 4.75%, 12/25/18	746
34,535	Series 2003-16, Class 2A, VAR, IO, 0.11%, 12/25/18	171
1,789	Series 2003-16, Class 2A1, 4.50%, 12/25/18	1,731
1,435	Series 2003-17, Class 2A4, 5.50%, 01/25/34	1,414
2,322	Series 2003-17, Class A, PO, 01/25/34	1,701
1,293	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	1,252
687	Series 2004-1, Class A11, 01/25/34	405
5,641	Series 2004-7, Class 2A2, 5.00%, 07/25/19	5,563
8,339	Series 2004-P, Class 2A1, FRN, 4.22%, 09/25/34	8,272
836	Series 2004-Q, Class 1A3, FRN, 4.90%, 09/25/34	829
5,377	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	5,232
1,830	Series 2004-S, Class A7, FRN, 3.54%, 09/25/34	1,791
6,487	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	6,416
6,548	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	6,485
1,453	Series 2005-9, Class 1A, PO, 10/25/35	1,088
1,121	Series 2005-15, Class A, PO, 12/25/20	812
4,136	Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	4,060
2,970	Series 2005-AR16, Class 2A1, VAR, 4.94%, 10/25/35	2,971
3,685	Series 2006-3, Class A8, 5.50%, 03/25/36	3,619

		368,797

	Total Collateralized Mortgage Obligations (Cost $982,590)	982,515

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Commercial Mortgage Backed Securities — 0.0% (g)
177	Bear Stearns Commercial Mortgage Securities, Series 2000-WF1, Class A1, 7.64%, 02/15/32 (Cost $187)	181

	Mortgage Pass-Through Securities — 28.4%
	Federal Home Loan Mortgage Corp., Gold Pool,
759	3.50%, 05/01/19	703
24,096	4.00%, 06/01/13-10/01/33 (m)	23,040
1,068	4.50%, 10/01/18	1,041
14,787	5.50%, 06/01/17-07/01/35	14,775
9,274	6.00%, 01/01/14-12/01/33	9,426
15,870	6.50%, 08/01/12-11/01/36 (m)	16,236
9,909	7.00%, 12/01/14-10/01/36	10,200
1,619	7.50%, 07/01/08-12/01/15	908
172	8.50%, 08/01/30	184
421	10.50%, 07/20/21	467
	Federal Home Loan Mortgage Corp., Conventional Pools,
30	7.50%, 03/01/09-05/01/17	31
3	8.00%, 04/01/09	3
2	8.50%, 05/01/07-02/01/08	2
83	8.75%, 06/01/17	84
45	10.50%, 05/01/19	45
78	12.00%, 08/01/15-07/01/19	85
1,643	ARM, 4.13%, 04/01/34	1,616
1,453	ARM, 4.28%, 12/01/33	1,432
660	ARM, 4.66%, 03/01/35	655
3,157	ARM, 5.48%, 03/01/36	3,170
1,000	ARM, 5.94%, 10/01/36	1,005
296	ARM, 6.02%, 01/01/30	303
	Federal National Mortgage Association Pools,
31,455	4.00%, 07/01/18-04/01/34 (m)	29,771
16,778	4.50%, 11/01/14-02/01/35	16,307
5,860	5.00%, 12/01/16-09/01/35	5,806
24,860	5.50%, 06/01/12-03/01/34	24,860
14,587	6.00%, 06/01/08-09/01/33	14,790
126	6.25%, 07/01/23	128
16,104	6.50%, 04/01/08-06/01/36	16,520
14,090	7.00%, 12/01/16-10/01/46	14,503
2,652	7.50%, 03/01/17-08/01/36	2,756
4,224	8.00%, 04/01/11-11/01/28	4,444
1,214	8.50%, 12/01/07-06/01/30	1,290
1,531	9.00%, 02/01/10-06/01/31	1,657
40	9.50%, 07/01/28	44
156	10.00%, 07/01/19-02/01/24	173
164	10.20%, 06/25/21	183
98	10.25%, 07/15/13	107
88	10.50%, 11/01/18	97
129	11.00%, 04/01/19-08/20/20	144
70	12.50%, 01/01/16	77

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,164	ARM, 3.99%, 06/01/34	2,127
1,859	ARM, 4.00%, 05/01/34	1,821
1,779	ARM, 4.05%, 02/01/34	1,753
2,399	ARM, 4.12%, 09/01/33	2,337
995	ARM, 4.16%, 01/01/34	985
1,863	ARM, 4.20%, 10/01/34	1,840
4,012	ARM, 4.25%, 07/01/33-04/01/34	3,974
1,870	ARM, 4.28%, 06/01/35	1,846
6,440	ARM, 4.61%, 04/01/35	6,371
1,635	ARM, 4.72%, 05/01/35	1,634
1,658	ARM, 4.75%, 02/01/35	1,650
3,333	ARM, 4.81%, 10/01/34	3,316
11,731	ARM, 4.85%, 01/01/35 (m)	11,676
1,292	ARM, 4.87%, 01/01/33	1,281
1,915	ARM, 4.93%, 04/01/34	1,924
2,419	ARM, 4.96%, 07/01/33	2,364
1,496	ARM, 5.49%, 11/01/33	1,522
111	ARM, 5.53%, 09/01/27	112
435	ARM, 5.55%, 03/01/29	439
157	ARM, 5.57%, 11/01/32	158
91	ARM, 6.49%, 03/01/19	91
	Government National Mortgage Association, Various Pools,
1,302	3.50%, 09/20/33	1,124
1,712	6.00%, 04/20/17-06/15/18	1,748
401	6.38%, 08/15/26	412
3,270	6.50%, 03/15/23-04/15/33	3,370
2,427	7.00%, 09/15/14-06/15/33	2,517
914	7.50%, 11/15/17-01/15/33	952
1,492	8.00%, 01/15/08-11/20/28	1,579
67	8.50%, 07/15/08-05/20/25	72
15	9.00%, 02/15/30-01/15/31	17
53	11.00%, 01/15/21	59

	Total Mortgage Pass-Through Securities (Cost $279,981)	280,139

	U.S. Government Agency Securities — 1.9%
6,530	Federal Home Loan Bank System, 4.72%, 09/20/12	6,429
	Federal Home Loan Mortgage Corp.,
2,269	6.63%, 09/15/09 (m)	2,381
756	6.88%, 09/15/10	812
63	Federal Housing Authority, 7.43%, 08/01/20	63
	Federal National Mortgage Association,
756	5.50%, 03/15/11	779
4,613	6.13%, 03/15/12	4,913
1,513	6.63%, 09/15/09 (m)	1,586
1,513	7.25%, 01/15/10	1,622

	Total U.S. Government Agency Securities (Cost $18,556)	18,585

	U.S. Treasury Obligations — 1.4%
	U.S. Treasury Bonds,
1,513	10.38%, 11/15/12	1,590

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,437	11.75%, 11/15/14	1,722
3,592	12.00%, 08/15/13	4,021
	U.S. Treasury Notes,
378	6.50%, 02/15/10	400
	U.S. Treasury Bond Coupon STRIPS,
756	02/15/09	685
110	02/15/11	92
120	08/15/11	98
1,513	02/15/13	1,153
567	02/15/14	413
1,361	05/15/14	979
1,891	08/15/14	1,345
1,323	11/15/14	930
189	02/15/16	125

	Total U.S. Treasury Obligations (Cost $14,035)	13,553

	Total Long-Term Investments (Cost $1,299,195)	1,298,825

Shares

Short-Term Investment — 13.2%
Investment Company — 13.2%
131,024	JPMorgan Liquid Assets Money Market Fund (b) (Cost $131,024)	131,024

Principal Amount ($)

	Investments of Cash Collateral for Securities Loaned — 0.0% (g)
	Repurchase Agreements — 0.0% (g)
19	Banc of America Securities LLC, 5.32%, dated 11/30/06, due 12/01/06, repurchase price $20, collateralized by U.S. Government Agency Mortgages	19
20	Bear Stearns, 5.31%, dated 11/30/06, due 12/01/06, repurchase price $21, collateralized by U.S. Government Agency Mortgages	20
20	HSBC Securities, Inc., 5.33%. dated 11/30/06, due 12/01/06, repurchase price $21, collateralized by U.S. Government Agency Mortgages	20
20	Lehman Brothers, Inc., 5.31%, dated 11/30/06, due 12/01/06, repurchase price $21, collateralized by U.S. Government Agency Mortgages	20
20	UBS Securities LLC, 5.32%, dated 11/30/06, due 12/01/06, repurchase price $21, collateralized by U.S. Government Agency Mortgages	20

	Total Investments of Cash Collateral for Securities Loaned (Cost $99)	99

	Total Investments — 144.7% (Cost $1,430,318)	1,429,948
	Liabilities in Excess of Other Assets — (44.7)%	(442,032)

	Net Assets — 100.0%	$987,916

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

Abbreviations:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(e)

All or portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
IF	Inverse Floater
IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2006.
HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS	Separate Trading of Registered Interest and Principal Securities.
SUB	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2006.
VAR	Variable. The interest rate shown is the rate in effect at November 30, 2006.

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,486
Aggregate gross unrealized depreciation	(22,856)

Net unrealized appreciation/depreciation	$(370)

Federal income tax cost of investments	$1,430,318

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Louisiana — 1.5%
26,385	City of Plaquemines Parish, Environmental Facilities, BP Exploration & Oil Project, Rev., VAR, AMT, 3.70%, 12/01/06	26,385
23,400	Louisiana Public Facilities Authority, Air Products & Chemical Project, Rev., VAR, AMT, 3.72%, 12/01/06	23,400

		49,785

	Michigan — 0.2%
1,260	Michigan State Hospital Finance Authority, Trinity Health Credit, Series 2002-B, Rev., VAR, INS: CIFG, LIQ: Bank of Nova Scotia, 3.66%, 12/01/06	1,260
	Michigan State Housing Development Authority,
5,000	Series A, Rev., VAR, AMT, INS: FSA, 3.68%, 12/01/06	5,000
670	Series C, Rev., VAR, AMT, INS: FSA, 3.68%, 12/01/06	670

		6,930

	Nevada — 0.1%
4,800	Clark County, IDR Cogeneration Association, Project - 2, Series 2, Rev., VAR, AMT, LOC: ABN AMRO Bank N.V., LIQ: State Street Bank & Trust Co., 3.70%, 12/01/06	4,800

	Ohio — 2.6%
2,905	Ohio Air Quality Development Authority, Pollution Control, Series C, Rev., VAR, AMT, LOC: Wachovia Bank N.A., 3.65%, 12/01/06	2,905
5,000	Ohio State Water Development Authority, First Energy Generation Corp., Series A, Rev., VAR, LOC: Barclays Bank plc, 3.64%, 12/01/06	5,000
19,420	Ohio State Water Development Authority, Ohio Edison Co. Project, Series 1998-BP, Rev., VAR, AMT, LOC: Wachovia Bank N.A., 3.70%, 12/01/06	19,420
32,940	State of Ohio, Solid Waste, BP Exploration & Oil Project, Rev., VAR, AMT, GTY: BP North America, 3.70%, 12/01/06	32,940
	State of Ohio, Solid Waste, BP Products North America,
18,780	Rev., VAR, AMT, GTY: BP North America, 3.70%, 12/01/06	18,780
1,950	Series 2002B-BP, Rev., VAR, AMT, GTY: BP North America, 3.70%, 12/01/06	1,950
3,905	Trumbull County, Shepherd Valley, Rev., VAR, INS: RADIAN, LIQ: Bank of America N.A., 3.65%, 12/01/06	3,905
5,000	University of Toledo, Rev., VAR, INS: FGIC, 3.65%, 12/01/06	5,000

		89,900

	Oregon — 0.5%
16,700	Port of Portland, Horizon Air Insurance, Inc. Project, Rev., SO, VAR, LOC: Bank of America N.A., 3.69%, 12/01/06	16,700

	Tennessee — 0.1%
4,150	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., LOC: Bank of America N.A., 3.65%, 12/01/06	4,150

	Texas — 1.4%
3,175	Gulf Coast, IDA, BP Global Power Corp. Project, Rev., VAR, AMT, 3.70%, 12/01/06	3,175
10,000	Gulf Coast, IDA, Citgo Petroleum Corp. Project, Rev., VAR, LOC: Royal Bank of Scotland, 3.71%, 12/01/06	10,000
22,200	Gulf Coast Waste Disposal Authority, Amoco Chemical Project, Rev., VAR, 3.70%, 12/01/06	22,200
12,300	Series B, Rev., VAR, 3.70%, 12/01/06	12,300

		47,675

	Virginia — 0.5%
	King George County IDA, Birchwood Power Partners,
5,000	Rev., VAR, AMT, LOC: Bank of Nova Scotia, 3.83%, 12/01/06	5,000
4,690	Series A, Rev., VAR, AMT, LOC: Bank of Nova Scotia, 3.65%, 12/01/06	4,690
5,400	Series A, Rev., VAR, AMT, LOC: Bank of Nova Scotia, 3.83%, 12/01/06	5,400
4,200	Series B, Rev., VAR, AMT, LOC: Bank of Nova Scotia, 3.83%, 12/01/06	4,200

		19,290

	Washington — 0.8%
16,325	Port Bellingham Industrial Development Corp., Atlantic Richfield Project, Series PA-892, Rev., VAR, 3.70%, 12/01/06	16,325
10,400	Port Bellingham Industrial Development Corp., BP West Coast Products LLC, Rev., VAR, LIQ: Bank of America N.A. 3.70%, 12/01/06	10,400

		26,725

	Total Daily Demand Notes (Cost $331,715)	331,715

	Municipal Bonds — 10.8%
	Arizona — 0.9%
31,560	Phoenix Civic Improvement Corp, Series 1122, Rev., VAR, INS: MBIA, LIQ: Morgan Stanley Municipal Funding, 3.52%, 12/01/06	31,560

	California — 0.7%
11,000	City of Oakland, TRAN, 4.50%, 07/17/07	11,054
13,000	County of Los Angeles, Series A, Rev., TRAN, 4.50%, 06/29/07	13,072

		24,126

	Colorado — 2.6%
15,000	Colorado Housing & Finance Authority, Single Family, Series CL-1B-5, Rev., AMT, 3.85%, 06/01/07	15,000
65,000	Colorado State Education Loan Program, Series A, Rev., TRAN, 4.50%, 08/03/07	65,296
8,730	Summit County School District No. 1, GO, TAN, 4.50%, 06/29/07	8,775

		89,071

	Idaho — 0.2%
5,000	State of Idaho, GO, TAN, 4.50%, 06/29/07	5,022

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Indiana — 0.5%
17,000	Indiana Health Facility Financing Authority, Ascension, Series A-2, Rev., VAR, 3.62%, 06/01/07	17,000

	Iowa — 0.5%
	Iowa State School Cash Anticipation Program,
7,000	Series A, Rev., VAR, LIQ: FSA, 4.50%, 06/28/07	7,031
10,000	Series B, Rev., VAR, LIQ: FSA, 4.50%, 01/26/07	10,019

		17,050

	Maine — 0.2%
5,000	Maine State Housing Authority, Series F, Rev., VAR, AMT, 3.65%, 05/15/07	5,000

	Minnesota — 0.2%
5,000	Minnesota Housing Finance Agency, Residential Housing, Series R, Rev., VAR, AMT, 3.58%, 01/01/07	5,000

	New Mexico — 0.3%
9,000	State of New Mexico, Tax & Revenue, Rev., TRAN, 4.50%, 06/29/07	9,039

	Ohio — 1.0%
2,313	City of Lakewood, Series A, GO, BAN, 4.50%, 06/14/07	2,322
16,445	City of Stow, VAR, GO, BAN, 4.50%, 05/10/07	16,502
	University of Cincinnati,
5,000	Rev., BAN, 4.50%, 01/25/07	5,009
11,965	Series C, Rev., BAN, 4.50%, 03/28/07	12,000

		35,833

	Other Territory — 1.0%
	Federal Home Loan Mortgage Corp., Multi-Family VRD Certificates,
10,801	Series 2003-M001, Class A, FRN, AMT, GTY: FHLMC, 3.58%, 12/06/06	10,801
11,508	Series 2003-M002, Class A, FRN, AMT, 3.58%, 12/06/06	11,508
10,730	Series M008, Class A, FRN, AMT, 3.58%, 12/06/06	10,730

		33,039

	Pennsylvania — 0.5%
8,000	City of Philadelphia, GO, TRAN, 4.50%, 06/29/07	8,033
9,000	Philadelphia School District, Tax & Revenue, Series A, GO, TRAN, LOC: Bank of America N.A., 4.50%, 06/29/07	9,036

		17,069

	South Dakota — 0.1%
5,000	South Dakota Housing Development Authority, Homeownership Mortgage,
	Series I, Rev., AMT, 4.50%, 12/15/06	5,002

	Texas — 2.0%
4,000	County of Harris, GO, TAN, 4.50%, 02/28/07	4,010
50,000	State of Texas, Tax & Revenue, GO, TRAN, 4.50%, 08/31/07	50,341
14,505	State of Texas, College Student Loan, GO, VAR, 3.73%, 02/01/13	14,505

		68,856

	Wisconsin —0.1%
5,000	Waukesha School District, GO, TRAN, 4.50%, 08/22/07	5,031

	Total Municipal Bonds (Cost $367,698)	367,698

	Weekly Demand Notes — 62.8%
	Alabama — 0.2%
7,165	Alabama Housing Finance Authority, Multi-Family Housing, Series F17J, Rev., VAR, AMT, LIQ: Lehman Liquidity Co., 3.66%, 12/06/06	7,165

	Arizona — 0.7%
20,000	Salt River Pima-Maricopa Indian Community, Rev., VAR, LIQ: Bank of America N.A., 3.51%, 12/07/06	20,000

	Arkansas — 0.3%
3,130	Arkansas Development Finance Authority, Semco Inc., Project, Rev., VAR, AMT, LOC: Bank of America N.A., 3.60%, 12/07/06	3,130
8,500	Osceola Solid Waste District, Plum Point Energy Association LLC, Rev., VAR, LOC: Credit Suisse First Boston, 3.52%, 12/07/06	8,500

		11,630

	California — 1.7%
4,200	ABAG Finance Authority for Nonprofit Corps, Paragon Apartments, Series A, Rev., VAR, LOC: Comerica Bank, 3.53%, 12/07/06	4,200
13,000	California Housing Finance Agency, Home Mortgage, Series M, Rev., VAR, AMT, 3.50%, 12/06/06	13,000
12,540	Golden State Tobacco Securitization Corp., Series 8Z, Rev., VAR, INS: AMBAC, LIQ: Special Situations Investing, 3.54%, 12/07/06	12,540
	Goldman Sachs Pool Trust,
19,836	Series 24, Rev., VAR, LOC: Goldman Sachs Special Situation, 3.58%, 12/07/06	19,836
2,992	Series 34, Rev., VAR, LIQ: Goldman Sachs Special Situation, 3.58%, 12/07/06	2,992
7,000	Municipal Securities Trust Certificates, Series 3001, Class A, Rev., VAR, INS: MBIA, LIQ: Bear Stearns Capital Markets, 3.55%, 12/06/06	7,000

		59,568

	Colorado — 4.0%
6,750	Adams County Housing Authority, Multi-Family Housing, Semper Village Apartments Project, Series A, Rev., VAR, LIQ: FNMA, 3.56%, 12/07/06	6,750
5,900	Crystal Valley Metropolitan District No. 1, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.46%, 12/07/06	5,900

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,000	City of Colorado Springs, YMCA of Pikes Peak Regular Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.46%, 12/07/06	1,000
4,840	City of Erie, Finance Corp., COP, VAR, LOC: Keybank N.A., 3.54%, 12/06/06	4,840
4,000	Colorado Housing & Finance Authority, Multi-Family Housing, Grant, VAR, LOC: Wells Fargo Bank N.A., 3.46%, 12/07/06	4,000
	Colorado Housing & Finance Authority, Single Family Mortgage,
23,200	Series A2, Rev., VAR, AMT, LIQ: Dexia Public Finance Bank, 3.58%, 12/06/06	23,200
10,000	Series A3, Rev., VAR, AMT, LIQ: Dexia Public Finance Bank, 3.58%, 12/06/06	10,000
	Denver City & County Airport,
22,600	Series A, Rev., VAR, AMT, INS: CIFG, LIQ: Bayerische Landesbank, 3.50%, 12/06/06	22,600
8,500	Series B, Rev., VAR, AMT, INS: CIFG, LIQ: Bayerische Landesbank, 3.53%, 12/06/06	8,500
9,100	Series C, Rev., VAR, AMT, LOC: Societe Generale, 3.53%, 12/06/06	9,100
10,775	Denver City & County, Merlots, Series A-61, Rev., VAR, INS: FGIC, LIQ: Wachovia Bank N.A. 3.57%, 12/06/06	10,775
7,000	Denver City & County, Wellington E Web, Series 2003-C3, COP, VAR, INS: AMBAC, LIQ: Dexia Public Finance Bank, 3.48%, 12/06/06	7,000
3,500	Harvest JCT Metropolitan District, Rev., VAR, LOC: U.S. Bank N.A. 3.52%, 12/07/06	3,500
5,955	Mesa County, Goodwill Industries, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.46%, 12/07/06	5,955
	Public Highway Authority,
3,021	Series E-470, Rev., VAR, INS: MBIA, LIQ: Goldman Sachs, 3.54%, 12/07/06	3,021
6,100	Series Z-13, Rev., VAR, INS: MBIA, LIQ: Goldman Sachs, 3.54%, 12/07/06	6,100
5,690	Westminster EDA, Mandalay Gardens Urban, Rev., VAR, LOC: Depfa Bank plc, 3.50%, 12/07/06	5,690

		137,931

	Delaware — 1.9%
	Goldman Sachs Pool Trust,
45,385	Series 19, Rev., VAR, LOC: Goldman Sachs Special Situation, 3.61%, 12/07/06	45,385
6,925	Series 35, Rev., VAR, LOC: Goldman Sachs Special Situation, 3.61%, 12/07/06	6,925
6,444	Series 56, Rev., VAR, LOC: Goldman Sachs Special Situation, 3.58%, 12/07/06	6,444
5,600	New Castle County, Fairfield English Village Project, Rev., VAR, AMT, INS: FNMA, LIQ: FNMA, 3.56%, 12/07/06	5,600

		64,354

	District of Columbia — 0.5%
7,350	District of Columbia, American University, Rev., VAR., 3.53%, 12/06/06	7,350
8,835	Metropolitan Washington, D.C. Airports Authority, STARS, Series 2006-148, Rev., VAR, INS: MBIA, LIQ: BNP Paribas, 3.55%, 12/03/06	8,835

		16,185

	Florida — 3.4%
21,171	Clipper Tax-Exempt Certificate Trust, Series 2005-40 Rev., VAR, AMT, 3.56%, 12/07/06	21,171
5,000	Collier County IDA, Allete, Inc., Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.51%, 12/07/06	5,000
11,000	Highlands County, Health Facilities Authority, Adventist Health System, Series C, Rev., VAR, 3.50%, 12/07/06	11,000
4,100	Miami-Dade County, Series 1415, Rev., CIFG, LIQ: Morgan Stanley Municipal Funding, 3.55%, 12/07/06	4,100
9,300	Miami-Dade County Health Facilities Authority, Hospital Revenue, Series 721, Rev., AMBAC, 3.51%, 12/02/06	9,300
26,655	North Broward Hospital District, Series B, Rev., VAR, INS: CIFG, 3.47%, 12/06/06	26,655
4,755	Palm Beach County Housing Development Corp., Caribbean Villas, Rev., VAR, AMT, INS: FNMA COLL, 3.56%, 12/07/06	4,755
5,500	Palm Beach County, Zoological Society, Inc., Project, Rev., VAR, AMT, LOC: Northern Trust Co., 3.50%, 12/07/06	5,500
27,690	Tampa Bay Water, Florida Utility System Revenue, Series PT-3505, Rev., VAR, INS: FGIC, LIQ: Dexia Credit Local, 3.51%, 12/03/06	27,690

		115,171

	Georgia — 0.2%
6,600	Lehman Municipal Trust Receipts, Atlanta Georgia Apartments, Series P61U, Rev., VAR, INS: FGIC, LIQ: Lehman Liquidity Co., 3.61%, 12/06/06	6,600

	Illinois — 2.1%
23,835	Chicago Board of Education, Series PT-2931, GO, VAR, INS: AMBAC, LIQ: Dexia Credit Local, 3.51%, 12/07/06	23,835
7,465	Chicago Board of Education, Merlots, Series A47, GO, VAR, INS: FGIC, 3.52%, 12/06/06	7,465
	Chicago O’Hare International Airport, Merlots,
5,570	Series A85, Rev., VAR, AMBAC, 3.57%, 12/06/06	5,570
10,000	Series 2001-B6, Rev., VAR, AMT, INS: AMBAC, 3.57%, 12/06/06	10,000
2,871	Chicago O’Hare International Airport, Second Lien, Series B, Rev., VAR, AMT, LOC: Societe Generale, 3.55%, 12/06/06	2,871
5,000	City of Carol Stream, Multi-Family Housing, Charles Square, Rev., VAR, INS: FNMA COLL, 3.61%, 12/06/06	5,000
7,400	Illinois Housing Development Authority, Housing Pheasant Ridge/Hunter, Rev., VAR, AMT, LOC: Lasalle Bank N.A., 3.55%, 12/07/06	7,400
6,610	Metropolitan Pier & Exposition Authority, Series PZ-44, Rev., VAR, INS: FSA, LIQ: Merrill Lynch Capital Services, 3.54%, 12/06/06	6,610
2,530	Will & Kankakee County Regional Development Authority, Realty Association LLC Project, Series A, Rev., VAR, LOC: PNC Bank N.A., 3.60%, 12/07/06	2,530

		71,281

	Indiana — 1.6%
6,500	City of Hammond Sewer, Cargill, Inc. Project, Rev., VAR, AMT, 3.57%, 12/06/06	6,500
1,700	City of Indianapolis EDR, Roth Co., Inc. Project, Series 1999, Rev., VAR, AMT, LOC: Comerica Bank, 3.85%, 12/06/06	1,700
7,500	City of Marion, Wesleyan University Project, Rev., VAR, LOC: Bank of America N.A., 3.50%, 12/07/06	7,500
3,565	Indiana Health Facility Financing Authority, Mary Sherman Hospital, Series 98, Rev., VAR, LOC: Fifth Third Bank, 3.67%, 12/07/06	3,565

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

10,000	Indiana Housing & Community Development Authority, Series A-2, Rev., VAR, INS: GNMA/FNMA COLL, 3.55%, 12/07/06	10,000
3,395	Indiana State Finance Authority, Series 111, Rev., VAR, AMBAC, LIQ: Bank of America N.A., 3.56%, 12/07/06	3,395
	Indianapolis Local Public Improvement Bond Bank, Waterworks Project,
3,810	Series H, Rev., VAR, AMT, INS: MBIA, LIQ: Depfa Bank, 3.48%, 12/07/06	3,810
8,155	Series Z7, Rev., VAR, INS: AMBAC, LIQ: Goldman Sachs, 3.54%, 12/07/06	8,155
9,575	Vanderburgh County, Multi-Family Housing, Arbors Apartment Project, Rev., VAR, AMT, LOC: Lasalle Bank N.A., 3.55%, 12/07/06	9,575

		54,200

	Iowa — 0.6%
5,560	Iowa Finance Authority, Diocese of Sioux City Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.46%, 12/07/06	5,560
14,910	Iowa Finance Authority, Private School Facilities, Regis Schools, Rev., VAR, LOC: Allied Irish Bank plc, 3.53%, 12/07/06	14,910

		20,470

	Kansas — 0.2%
5,365	City of Independence, Limited Obligations Matcorp. Project, Series A, Rev., VAR, AMT, LOC: Comerica Bank, 3.65%, 12/07/06	5,365

	Louisiana — 0.2%
6,250	Louisiana Public Facilities Authority, Air Products & Chemical Projects, Rev., VAR, 3.60%, 12/06/06	6,250

	Maryland — 0.8%
4,020	Carriol County, Fairhaven & Cooper, Series A, Rev., VAR, LOC: Branch Banking & Trust, 3.50%, 12/07/06	4,020
15,000	Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare, Series A, Rev., VAR, LOC: Lasalle Bank N.A., 3.48%, 12/07/06	15,000
5,555	Maryland State Community Development Administration Multi-Family Housing, Residential, Series 1432, Rev., VAR, 3.54%, 12/07/06	5,555
4,000	Montgomery County Housing Opportunities Commission, The Grand-Issue I, Rev., VAR, INS: FNMA, LIQ: FNMA, 3.50%, 12/06/06	4,000

		28,575

	Michigan — 5.8%
	ABN AMRO Munitops Certificate Trust,
8,320	Series 2004-44, GO, VAR, INS: MBIA, 3.52%, 12/07/06	8,320
11,685	Series 2206-45, Rev., VAR, AMT, GNMA COLL, 3.57%, 12/07/06	11,685
6,735	Kentwood Economic Development Corp., Limited Obligation, Holland, Series B, Rev., VAR, LOC: Lasalle Bank N.A., 3.48%, 12/07/06	6,735
1,900	Michigan Higher Education Student Loan Authority, Series XII-B, Rev., VAR, INS: AMBAC, LIQ: Kredietbank, 3.53%, 12/06/06	1,900
3,000	Michigan State Building Authority, Floater Certificates, Series 517X, Rev., VAR, INS: FSA, LIQ: Morgan Stanley Dean Witter, 3.52%, 12/07/06	3,000
	Michigan State Hospital Finance Authority,
23,000	Series B3, Rev., VAR, 3.50%, 12/06/06	23,000
2,500	Series 1425, Rev., VAR, 3.54%, 12/07/06	2,500
3,140	Michigan State Hospital Finance Authority, Southwestern Rehab Hospital, Rev., VAR, LOC: Fifth Third Bank, 3.67%, 12/07/06	3,140
8,400	Michigan State Housing Development Authority, Series B, Rev., VAR, AMT, 3.61%, 12/06/06	8,400
8,190	Michigan State Housing Development Authority, Multi-Family Housing, River Place Apartments, Rev., VAR, LOC: Bank of New York, 3.51%, 12/07/06	8,190
2,460	Michigan Strategic Fund, JEB Property LLC Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.65%, 12/07/06	2,460
2,630	Michigan Strategic Fund, JG Kern Enterprises, Inc., Rev., VAR, AMT, LOC: Lasalle Bank N.A., 3.54%, 12/07/06	2,630
2,540	Michigan Strategic Fund, Sterling Die & Engineering, Rev., VAR, AMT, LOC: Comerica Bank, 3.65%, 12/07/06	2,540
24,000	Milan Area Schools, GO, VAR, LOC: Landesbank Hessen-Thueringen, 3.50%, 12/07/06	24,000
6,420	Roaring Fork Municipal Products LLC, Series 2006-9, Rev., FSA, 3.55%, 12/07/06	6,420
25,750	University of Michigan, Medical Services Plan, Series A, Rev., VAR, 3.52%, 12/06/06	25,750
14,190	Wayne Charter County Airport, Detroit Metropolitan County, Series A, Rev., VAR, AMT, INS: AMBAC, LOC: Bayerische Landesbank, 3.54%, 12/06/06	14,190
45,210	Wayne Charter County, Detroit Metropolitan, Wayne Charter Airport, Junior Lien, Rev., VAR, INS: FSA, LOC: Bayerische Landesbank, 3.52%, 12/01/06	45,210

		200,070

	Minnesota — 0.3%
3,045	City of Minneapolis, GO, VAR, 3.33%, 12/07/06	3,045
2,155	City of Minneapolis, Guthrie Theater Project, Series A, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.33%, 12/07/06	2,155
4,745	Minnesota Higher Education Facilities Authority, St. Catherine, Series Five-N2, Rev., VAR, LOC: Allied Irish Bank plc, 3.41%, 12/07/06	4,745

		9,945

	Mississippi — 0.5%
8,280	Mississippi Development Bank, Series PT-1494, Rev., SO, VAR, INS: FSA, 3.52%, 12/02/06	8,280
9,553	Mississippi Development Bank, Gas Authority, Natural Gas Project, Rev., SO, VAR, 3.49%, 12/07/06	9,553

		17,833

	Missouri — 0.9%
	Missouri Higher Education Loan Authority, Student Loans,
15,000	Series A, Rev., VAR, INS: MBIA, 3.55%, 12/07/06	15,000
4,900	Series E, Rev., VAR, INS: MBIA, 3.57%, 12/07/06	4,900
4,960	Missouri Housing Development Commission, Single Family Mortgage, Certificates Macon Trust, Series 2002-K, Rev., VAR, AMT, INS: GNMA/FNMA, 3.56%, 12/02/06	4,960
6,790	Municipal Securities Trust Certificates, Series 2005-236, Class A, Rev., VAR, INS: AMBAC, LIQ: Bear Stearns Capital Markets, 3.55%, 12/06/06	6,790

		31,650

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Montana — 0.1%
4,270	Montana Board of Housing, Single-Housing Mortgage, Macon Trust, Series 2002-L, Rev., VAR, AMT, LOC: Bank of America N.A., 3.61%, 12/03/06	4,270

	Nebraska — 0.7%
4,053	American Public Energy Agency, Series A, Rev., VAR, 3.49%, 12/07/06	4,053
1,500	American Public Energy Agency, National Public Gas Agency Project, Series A, Rev., VAR, 3.49%, 12/07/06	1,500
17,465	Nebraska Investment Finance Authority, Series B, Rev., VAR, INS: GNMA/FNMA/FHLMC, 3.58%, 12/06/06	17,465

		23,018

	Nevada —0.5%
18,740	Las Vegas Valley Water District, Series B10, GO, MBIA, 3.52%, 12/06/06	18,740

	New Jersey — 0.9%
10,690	Municipal Securities Trust Certificates, Series 2006-3014, Rev., VAR, FSA, LIQ: Bear Stearns Capital Markets, 3.55%, 12/06/06	10,690
10,030	New Jersey Environmental Infrastructure Trust, Encap Gulf Holdings LLC Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.52%, 12/07/06	10,030
8,515	New Jersey Transportation Trust Fund Authority, Series 10Z, Rev., VAR, FSA, LIQ: Goldman Sachs Special Situations, 3.54%, 12/07/06	8,515

		29,235

	New Mexico — 0.3%
9,080	New Mexico Educational Assistance Foundation, Series A26, Rev., VAR, LIQ: Wachovia Bank N.A., 3.57%, 12/06/06	9,080

	New York — 1.1%
10,000	Long Island Power Authority, Series PA-1150, Rev., VAR, INS: CIFG, LIQ: Merrill Lynch Capital Services, 3.51%, 12/04/06	10,000
7,170	Metropolitan Transportation Authority, Series PT-1547, Rev., VAR, FGIC, LIQ: Merrill Lynch Capital Services, 3.52%, 12/01/06	7,170
10,000	New York City Housing Development Corp., Atlantic Court Apartments, Series A, Rev., VAR, AMT, INS: FHLMC, LIQ: FHLMC, 3.50%, 12/06/06	10,000
10,000	Tobacco Settlement Financing Authority, TOCS, Series D, Rev., VAR, LIQ: Goldman Sachs, 3.56%, 12/07/06	10,000

		37,170

	North Carolina — 2.5%
6,200	City of Charlotte, Governmental Facilities, Series F, COP, VAR, 3.50%,12/07/06	6,200
20,680	North Carolina Capital Facilities Finance Agency, University Foundation Project, Series B, Rev., VAR, INS: RADIAN, LIQ: Wachovia Bank N.A., 3.53%, 12/07/06	20,680
7,090	North Carolina Eastern Municipal Power Agency, Series A-02, Rev., VAR, MBIA-IBC, 3.52%, 12/06/06	7,090
23,600	North Carolina Medical Care Commission, Duke University Health System, Series C, Rev., VAR, 3.45%, 12/06/06	23,600
4,075	North Carolina Eastern Municipal Power Agency, Power Systems Revenue, Series MT-99, Rev., VAR, INS: FGIC, LIQ: Bank Paribas, 3.51%, 12/01/06	4,075
12,000	Raleigh Durham Airport Authority, Series C, Rev., VAR, AMT, XLCA, 3.55%, 12/06/06	12,000
11,500	Town of Cary, Public Improvement, VAR, GO, 3.45%, 12/06/06	11,500

		85,145

	North Dakota — 0.8%
27,210	North Dakota State Housing Finance Agency, Housing Financing Program, Home Mortgage, Series A, Rev., VAR, 3.54%, 12/06/06	27,210

	Ohio — 7.8%
9,495	City of Lyndhurst, EDR, Hawken Schools, Series 2002, VAR, LOC: National City Bank, 3.50%, 12/07/06	9,495
4,460	City of Westlake, Health Care Facilities, Lutheran Home Project, Rev., VAR, LOC: National City Bank, 3.50%, 12/07/06	4,460
2,640	Cuyahoga County Health Care Facilities, Eliza Jennings Home Project, Rev., VAR, LOC: Lasalle Bank N.A., 3.50%, 12/07/06	2,640
8,550	Franklin County Convention Facilities Authority, Series PT-3024, Rev., VAR, INS: AMBAC, LIQ: Merrill Lynch Capital Services, 3.51%, 12/07/06	8,550
8,000	Franklin County, Health Corp., Franklin Hospital, Rev., VAR, INS: AMBAC, 3.45%, 12/06/06	8,000
895	Franklin County, Health Care Facilities, Friendship Village-Dublin, Series A, Rev., VAR, LOC: Lasalle Bank N.A., 3.48%, 12/07/06	895
3,630	Franklin County, Health Care Facilities, Presbyterian, Series B, Rev., VAR, LOC: National City Bank, 3.50%, 12/07/06	3,630
4,510	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VAR, AMT, INS: FNMA, LIQ: FNMA, 3.56%, 12/07/06	4,510
20,250	Greene County, Series PT-3434, Rev., VAR, AMBAC, LIQ, Depfa Bank Plc, 3.51%, 12/07/06	20,250
440	Kent State University, General Receipts, Series 2001, Rev., VAR, INS: MBIA, LIQ: Dexia Public Finance Bank, 3.50%, 12/06/06	440
9,070	Lake County, Hospital Facilities, Lake Hospital System, Inc., Series 2002, Rev., VAR, INS: RADIAN, LIQ: Bank of America N.A., 3.55%, 12/06/06	9,070
3,985	Mahoning County, Forum Health Obligation Group, Series B, Rev., VAR, LOC: Fifth Third Bank, 3.51%, 12/07/06	3,985
4,240	Miami County, Hospital Authority, Series PT-575, Rev., VAR, 3.56%, 12/01/06	4,240
3,500	Montgomery County, Dayton Art Institute Project, Rev., VAR, LOC: National City Bank, 3.55%, 12/07/06	3,500
	Ohio Housing Finance Agency, Residential Mortgage Backed,
7,500	Series B, Rev., VAR, AMT, GNMA/FNMA/FHLMC, 3.52%, 12/06/06	7,500
49,200	Series F, Rev., VAR, AMT, GNMA/FNMA/FHLMC, 3.50%, 12/01/06	49,200
29,550	Series F, Rev., VAR, AMT, GNMA/FNMA/FHLMC, 3.50%, 12/06/06	29,550
18,000	Ohio State Water Development Authority, First Energy Project, Series 2005-B, Rev., VAR, LOC: Barclays Bank plc, 3.54%, 12/07/06	18,000
4,450	Ohio State Water Development Authority, Pure Water, Series B, Rev., VAR, INS: MBIA, LIQ: State Street Bank and Trust Co., 3.48%, 12/06/06	4,450

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,250	Solar Eclipse Funding Trust, Ohio State Higher Education Loan, Series 2006-0107, VAR, FGIC, LIQ: U.S. Bank N.A., 3.52%,12/07/06	3,250
7,000	State of Ohio, Common Schools, Series C, VAR, GO, 3.50%, 12/06/06	7,000
6,935	State of Ohio, Merlots, Series D-06, VAR, GO, MBIA, 3.52%, 12/06/06	6,935
	Student Loan Funding Corp., Cincinnati Student Loan,
7,365	Series A-1, Rev., VAR, AMT, GTY: U.S. Department of Education Project, LIQ: Sallie Mae, 3.55%, 12/05/06	7,365
45,430	Series A-2, Rev., VAR, AMT, GTY: U.S. Department of Education Project, LIQ: Sallie Mae, 3.55%, 12/06/06	45,430
2,990	Warren County, EDA, Ralph J. Stolle Countryside, Rev., VAR, LOC: Fifth Third Bank, 3.65%, 12/08/06	2,990

		265,335

	Oklahoma — 0.4%
14,384	Roaring Fork Municipal Products LLC, Class 2006-13, Rev., VAR, 3.63%, 12/07/06	14,384

	Other Territory — 8.2%
2,535	ABN AMRO Munitops Certificate Trust, Series 2002-1, Rev., VAR, AMT, 3.64%, 12/08/06	2,535
36,536	Clipper Tax-Exempt Certificate Trust, Series 2002-9, COP, VAR, AMT, LIQ: State Street Bank & Trust Co., 3.63%, 12/07/06	36,536
	Puttable Floating Option Tax-Exempt Receipts,
7,675	Series 1006, Rev., VAR, 3.61%, 12/03/06	7,675
15,900	Series A-15, Rev., VAR, 3.58%, 12/07/06	15,900
73,850	Series EC-001, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.73%, 12/04/06	73,850
69,245	Series EC-002, Rev., VAR, 3.73%, 12/05/06	69,245
9,480	Series PPT-39, Rev., VAR, 3.61%, 12/07/06	9,480
8,865	Roaring Fork Municipal Products LLC, Multi-Family, Prestwick, Series 2001-10, Class A, Rev., VAR, AMT, LIQ: Bank of New York, 3.63%, 12/07/06	8,865
10,565	Roaring Fork Municipal Products LLC, Seattle Municipal Light & Power, Series 2005-19, Class A, Rev., VAR, INS: FSA, LIQ Bank of New York, 3.56%, 12/07/06	10,565
11,915	Roaring Fork Municipal Products LLC, Single Family Mortgage, Series 2001-7, Class A, Rev., VAR, AMT, LIQ: Bank of New York, 3.63%, 12/07/06	11,915
35,000	TEBS Tax Exempt Multi-Family Housing Certificates, Series 2006-A, Rev., 3.61%, 12/07/06	35,000

		281,566

	Pennsylvania — 2.2%
12,200	Lancaster County Hospital Authority, Quarryville Presbyterian, Rev., VAR, LOC: Manufacturers & Traders, 3.50%, 12/07/06	12,200
10,000	Lancaster County Hospital Authority, Willow Valley Retirement Project, Series A, Rev., VAR, INS: RADIAN, LIQ: Bank of America N.A., 3.50%, 12/07/06	10,000
5,855	Lehman Municipal Trust Receipts, Pennsylvania Economic Development, Series FC2, Rev., VAR, LIQ: Lehman Brothers Special Funding, 3.66%, 12/06/06	5,855
3,100	Pennsylvania Economic Development Financing Authority, Fabtech, Inc., Project, Series D, VAR, AMT, LOC: PNC Bank N.A., 3.56%, 12/07/06	3,100
6,000	Pennsylvania Economic Development Financing Authority, Shipping Port Project, Series A, Rev., VAR, AMT, LOC: PNC Bank N.A., 3.60%, 12/06/06	6,000
10,000	Pennsylvania Higher Education Assistance Agency, Series 2001-A, Rev., VAR, AMT, INS: AMBAC, LIQ: LloydsTSB Bank plc, 3.55%, 12/06/06	10,000
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
18,795	Series 83-B, Rev., VAR, AMT, 3.52%, 12/06/06	18,795
10,000	Series 84-D, Rev., VAR, AMT, 3.55%, 12/06/06	10,000

		75,950

	Rhode Island — 0.2%
7,735	Rhode Island Health & Educational Building Corp., Series PA-1384, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.54%, 12/03/06	7,735

	South Carolina — 0.8%
23,900	Piedmont Municipal Power Agency, Sub Series B-4, Rev, VAR, FGIC, 3.53%, 12/06/06	23,900
4,100	South Carolina Jobs & EDA, Episcopal Church Home, Rev., VAR, INS: RADIAN, LIQ: Wachovia Bank N.A., 3.51%, 12/07/06	4,100

		28,000

	South Dakota — 1.0%
34,000	South Dakota Housing Development Authority, Homeownership Mortgage, Series C, Rev., VAR, AMT, 3.51%, 12/04/06	34,000

	Tennessee — 0.6%
10,240	Franklin Industrial Development Board, Series 82G, Rev., VAR, LIQ: Goldman Sachs Special Situation, 3.54%, 12/07/06	10,240
10,000	TRS Trust, Series F6, Regulation D, Rev., VAR, LIQ: Lehman Brothers Special Funding, 3.61%, 12/06/06	10,000

		20,240

	Texas — 4.3%
14,755	Austin Housing Finance Corp., Series PT-3683, Rev., VAR, 3.74%, 12/01/06	14,755
4,000	Calhoun County Naval IDA, Formosa Plastics Corp. Project, Rev., VAR, LOC: Bank of America N.A., 3.54%, 12/06/06	4,000
5,500	Capital Area Housing Finance Corp., Cypress Creek at River Apartments, Rev., VAR, LOC: Citibank N.A., 3.61%, 12/06/06	5,500
19,900	City of Houston, Airport Systems, Sub Lien, Series A, Rev., VAR, AMT, INS: FSA, LIQ: Bank of America N.A., 3.53%, 12/06/06	19,900
4,800	Dallas Housing Finance Corp., Multi-Family Housing, Cherrycrest Villas Apartments, Rev., VAR, AMT, LOC: Wachovia Bank N.A., 3.59%, 12/07/06	4,800
5,000	Eclipse Funding Trust, Keller, Series 2006-0056, Rev., GO, VAR, INS: MBIA, LIQ: U.S. Bank N.A., 3.51%, 12/07/06	5,000
13,600	Harris County Housing Finance Corp., Baypointe Apartments, Rev., VAR, LOC: Citibank N.A., 3.61%, 12/06/06	13,600
3,805	Montgomery County Housing Finance Corp., Multi-Family Housing, Series F1, Regulation D, Rev., VAR, LIQ: Lehman Liquidity LLC, 3.61%, 12/06/06	3,805
7,205	Municipal Securities Trust Certificates, Series 272, VAR, GO, PSF-GTD, LIQ: Bear Stearns Capital Markets, 3.55%, 12/06/06	7,205
5,160	Nacogdoches County, Hospital District, Sales Tax, Merlots, Series A59, Rev., VAR, INS: AMBAC, LIQ: Wachovia Bank N.A., 3.52%, 12/06/06	5,160
8,615	Roaring Fork Municipal Products LLC, Waste Water, Series 2005-10, Class A, Rev., VAR, LIQ: Bank of New York, 3.56%, 12/07/06	8,615

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	State of Texas,
6,195	Series 108, GO, TRAN, VAR, LIQ: Merrill Lynch Capital Services, 3.54%, 12/03/06	6,195
14,000	State of Texas, Veterans Housing Assistance, Series II-A, GO, VAR, AMT, LIQ: Landesbank Hessen Thueringen, 3.53%, 12/06/06	14,000
15,000	Texas State Department of Housing & Community Affairs, Harris Branch Apartments, Rev., VAR, LOC: Wachovia Bank N.A. 3.55%, 12/07/06	15,000
14,250	Texas State Department of Housing & Community Affairs, Idlewilde Apartments, Rev., VAR, LIQ: FNMA, 3.56%, 12/07/06	14,250
6,725	Texas State Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VAR, AMT, INS: FHLMC, LIQ: FHLMC, 3.58%, 12/06/06	6,725

		148,510

	Utah — 0.5%
7,452	Jordanelle Special Service District, Tuhaye Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.46%, 12/07/06	7,452
8,400	Utah State Board of Regents, Series L, Rev., VAR, AMT, INS: AMBAC, 3.50%, 12/06/06	8,400

		15,852

	Virginia — 0.4%
	Virginia Housing Development Authority, Merlots,
7,990	Series C03, Rev., VAR, 3.57%, 12/06/06	7,990
7,400	Series C07, Rev., VAR, 3.57%, 12/06/06	7,400

		15,390

	Washington — 1.3%
13,420	Port of Seattle, Merlots, Series B-04, Rev., VAR, AMT, INS: FGIC, LIQ: Wachovia Bank N.A., 3.57%, 12/06/06	13,420
2,000	Port of Seattle, Sub Lien, Rev., VAR, AMT, LOC: Fortis Bank SA, 3.50%, 12/06/06	2,000
8,995	State of Washington, Merlots, Series B22, VAR, GO, FGIC, MBIA, 3.52%, 12/06/06	8,995
2,000	Washington State Housing Finance Commission, District Council No. 5, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.46%, 12/07/06	2,000
16,340	Washington State Housing Finance Commission, Vintage Spokane Project, Series A, Rev., VAR, LIQ: FNMA, 3.56%, 12/07/06	16,340

		42,755

	West Virginia — 0.6%
8,345	Marshall County, Warren Distribution, Inc., Rev., VAR, LOC: Bank of America N.A., 3.55%, 12/07/06	8,345
10,800	Putnam County, Solid Waste Disposal, Toyota Motor Manufacturing Project, Series A, Rev., VAR, AMT, 3.54%, 12/06/06	10,800

		19,145

	Wisconsin — 1.4%
12,000	Milwaukee Redevelopment Authority, Yankee Hill Apartments, Rev., VAR, LOC: Wells Fargo N.A., 3.41%, 12/07/06	12,000
	Wisconsin Housing & EDA,
6,140	Series 2003-B, Rev., VAR, AMT, LIQ: State Street Bank & Trust Co., 3.53%, 12/06/06	6,140
5,690	Series 2005-C, Rev, VAR, AMT, LIQ: Lloyds TSB Bank plc, 3.53%, 12/06/06	5,690
24,995	Series A, Rev., VAR, 3.50%, 12/07/06	24,995

		48,825

	Wyoming — 0.3%
8,600	City of Green River, Solid Waste Disposal, LP Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.75%, 12/07/06	8,600
3,265	Wyoming Community Development Authority, Series PT-1424, Rev., VAR, 3.55%, 12/01/06	3,265

		11,865

	Total Weekly Demand Notes (Cost $2,147,663)	2,147,663

	Total Investments — 99.5% (Cost $3,401,115)	3,401,115
	Other Assets in Excess of Liabilities — 0.5%	17,917

	NET ASSETS — 100.0%	$3,419,032

Percentages indicated are based on net assets.

ABBREVIATIONS:

(n)	The rate shown is the effective yield at the date of purchase.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BAN	Bond Anticipation Notes
CIFG	CDC IXIS Financial Gauranty
COLL	Collateral
COP	Certificates of Participation
EDA	Economic Development Authority
EDR	Economic Development Revenue
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Co.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2006.
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
GTY	Guaranty
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
IDR	Industrial Development Revenue
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Merlots	Municipal Exempt Receipts Liquidity Optional Tender
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SO	Special Obligation
STARS	Short Term Adjustable Rates
TAN	Tax Anticipation Note
TOCS	Tender Options Certificates
TRAN	Tax & Revenue Anticipation Note
VAR	Variable. The interest rate shown is the rate in effect at November 30, 2006.
VRD	Variable Rate Demand
XLCA	XL Capital Assurance

JPMorgan Ohio Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 99.4%
	Municipal Bonds — 99.4%
	California — 0.8%
1,500	State of California, GO, 5.00%, 3/01/16	1,617

	Colorado — 1.8%
2,350	Colorado Housing & Financial Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	1,753
2,810	El Paso County, Capital Appreciation Series A, Rev., Zero Coupon, 05/01/15 (p)	2,036

		3,789

	Florida — 0.5%
1,000	Miami-Dade County, Aviation, International Airport, Series B, Rev., AMT, XLCA, 5.00%, 10/01/15	1,067

	Hawaii — 0.8%
1,500	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, MBIA, 5.25%, 07/01/16	1,642

	Illinois — 2.6%
2,000	Chicago Park District, Alternative Revenue Source, Series D, GO, FGIC, 5.00%, 01/01/16	2,165
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.00%, 11/01/16	1,639
1,500	University of Illinois, Academic Facilities Projects, Series A, COP, AMBAC, 5.00%, 03/15/16	1,632

		5,436

	Kansas — 0.8%
1,000	Kansas City, Single Family Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	739
1,390	Saline County, Single Family Mortgage, Rev., Zero Coupon, 12/01/15 (p)	984

		1,723

	Louisiana — 0.5%
1,685	Jefferson Parish Home Mortgage Authority, Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,112

	Missouri — 0.5%
1,000	Missouri State Health & Educational Facilities Authority, SSM Health Care, Series AA, Rev., MBIA, 6.40%, 06/01/10 (p)	1,091

	New York — 0.8%
1,500	New York City, Series E, GO, FSA, 5.00%, 11/01/14	1,631

	Ohio — 87.2%
1,000	Adams County Ohio Valley Local School District, Adams & Highland County, GO, MBIA, 5.45%, 01/05/07	1,011
1,000	City of Akron, Community Learning Centers, Series A, Rev., FGIC, 5.25%, 12/01/13	1,094
	City of Akron, Sanitation Sewer System,
1,030	Rev., FGIC, 5.38%, 12/01/13	1,145
1,070	Rev., FGIC, 5.50%, 12/01/12	1,183
1,000	Rev., MBIA, 5.65%, 12/01/06 (p)	1,010
1,000	Avon Lake City School District, GO, FGIC, 5.50%, 12/01/09 (p)	1,074
1,280	Belmont County, Improvement East Ohio Regional Hospital, Rev., ACA, 5.25%, 01/01/08	1,297
1,000	Bowling Green State University, Rev., FGIC, 5.75%, 6/01/10 (p)	1,081
1,095	Butler County Sewer System, Rev., FGIC, 5.25%, 12/01/09 (p)	1,159
1,250	Butler County Transportation Improvement District, Series A, Rev., FSA, 5.13%, 04/01/08 (p)	1,300
	Cincinnati City School District, School Improvement,
1,000	GO, FGIC, 5.25%, 12/01/20	1,155
1,500	GO, MBIA, 5.38%, 12/01/11 (p)	1,624
1,215	City of Cincinnati, Series A, GO, 5.00%, 12/01/15	1,322

JPMorgan Ohio Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	City of Cleveland,
1,220	GO, AMBAC, 5.25%, 12/01/14	1,116
1,000	GO, FGIC, 5.60%, 12/01/10 (p)	1,085
1,500	GO, MBIA, 5.75%, 08/01/11	1,095
1,000	Rev., AMBAC, 5.50%, 11/15/11	1,322
1,000	Rev., FSA, 5.00%, 9/15/14	1,090
1,000	Rev., FSA, 5.25%, 09/15/21	1,586
1,280	Series A, Rev., FGIC, 5.00%, 11/15/15	1,410
1,000	Series A-1, Rev., FGIC, 5.00%, 11/15/16	1,091
	City of Cleveland, Airport System,
1,015	Series A, AMT, Rev., FSA, 5.13%, 01/01/08	1,023
2,370	Series A, Rev., FSA, 5.25%, 01/01/10 (p)	2,118
1,000	Series C, VAR, 5.00%, 01/01/17	1,640
	City of Cleveland, Capital Appreciation, First Mortgage,
935	Rev., MBIA, Zero Coupon, 11/15/09 (p)	841
320	Rev., MBIA, Zero Coupon, 11/15/11 (p)	267
	City of Cleveland, Capital Appreciation, First Mortgage, Unrefunded Balance,
1,065	Series A, Rev., MBIA, Zero Coupon, 11/15/09	956
2,680	Series A, Rev., MBIA, Zero Coupon, 11/15/11	2,229
5,250	City of Cleveland, Cleveland Stadium Project, Rev., COP, AMBAC, Zero Coupon, 11/15/11	4,363
2,200	City of Cleveland, Waterworks, First Mortgage, Series G, Rev., MBIA, 5.50%, 01/01/13	2,335
642	City of Columbus, Clintonville II Street Light Assessment, GO, 4.40%, 09/01/15	657
1,000	City of Columbus, Police-Firemen Disability, GO, 5.00%, 07/15/08 (p)	1,033
1,265	City of Defiance, Waterworks System Improvements, GO, AMBAC, 5.65%, 12/01/08	1,337
1,495	City of Newark, Capital Appreciation, GO, FGIC, Zero Coupon, 12/01/11	1,240
	City of Reading, St. Mary’s Educational Institute,
1,160	Rev., RADIAN, 5.65%, 02/01/10	1,224
1,000	Rev., RADIAN, 5.70%, 02/01/10	1,057
890	City of Strongsville, GO, 6.70%, 12/01/06 (p)	908
110	City of Strongsville, Unrefunded Balance, GO, 6.70%, 01/05/07	112
1,355	City of Toledo, School District, School Facilities Improvement, GO, FSA, SD CRED PROG, 5.00%, 12/01/12	1,461
1,000	City of Toledo, Sewer System, Rev., MBIA, 5.25%, 11/15/09	1,064
2,975	Clermont County Improvement Sewer District, Rev., AMBAC, 5.25%, 08/01/13	3,262
830	Cleveland-Cuyahoga County Port Authority, Port Capital Improvement Project, Series A, Rev., 5.38%, 5/15/09	848
725	Cleveland-Cuyahoga County Port Authority, Port Cleveland Bond Fund, Series A, Rev., LOC: Fifth Third Bank, 6.25%, 05/15/11	777
900	Cleveland-Cuyahoga County Port Authority, Port Cleveland Bottle Supply, Series B, Rev., LOC: Fifth Third Bank North West Ohio, 6.50%, 11/15/11	975
	Cuyahoga County,
2,500	Refunding Series A, Rev., 5.50%, 01/01/13	2,732
2,400	Refunding Series A, Rev., 6.00%, 07/01/13	2,704
2,000	Cuyahoga County, Benjamin Rose Institute Project, Rev., 5.50%, 12/01/08 (p)	2,091
1,500	Cuyahoga County, Capital Appreciation, Series A, GO, MBIA, Zero Coupon, 10/01/13	1,157
1,000	Cuyahoga County, Metrohealth System, Series A, Rev., MBIA, 5.13%, 02/15/07	1,023
540	Cuyahoga County, Multi-Family Housing, Clifton Plaza, Rev., GNMA COLL, 4.15%, 06/20/15	540
1,000	Cuyahoga County, University School Project, Series B, Rev., LOC: Keybank N.A., 5.30%, 12/01/29	1,041
1,000	Cuyahoga County, Walker Center, Inc., Series I, Rev., AMBAC, 5.25%, 07/01/2008	1,032
	Dublin City School District, School Facilities, Construction & Improvement,
1,125	GO, 4.50%, 12/01/10	1,166
1,000	GO, MBIA, 5.00%, 06/01/16	1,099
435	Erie County, Hospital Facilities, Firelands Regional Medical Center, Series A, Rev., 4.50%, 8/15/07	437

JPMorgan Ohio Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,250	Franklin County, American Chemical Society Project, Rev., 5.50%, 10/01/09	1,315
1,000	Franklin County, Economic Development, Capitol South Community Urban, Rev., 5.70%, 06/01/10 (i)	1,026
1,000	Franklin County, Health Care Presbyterian Services, Rev., 5.50%, 07/01/08	1,025
1,260	Franklin County, Improvement Children’s Hospital Project, Rev., AMBAC, 5.50%, 05/01/11 (p)	1,368
2,000	Franklin County, Online Computer Library Center, Series A, Rev., 5.00%, 10/01/08	2,062
1,000	Hamilton County, Series A, Rev., AMBAC, 5.00%, 12/01/16	1,104
1,025	Hamilton County, Convention Facilities Authority, Second Lien, Rev., FGIC, 5.00%, 06/01/14	1,106
1,000	Huron County, Correctional Facility Issue I, GO, MBIA, 5.70%, 12/01/07 (p)	1,041
	Lake County, Building Improvement,
2,070	GO, MBIA, 5.00%, 06/01/15	2,241
1,400	Lake Local School District/Stark County, School Improvement, GO, FSA, 5.00%, 06/01/15	1,522
2,535	Lakota Local School District, GO, FGIC, 5.10%, 12/01/08 (m)	2,631
1,120	Lebanon City School District, School Construction, GO, FSA, 5.00%, 06/01/05	1,214
1,930	London City School District, School Facilities, Construction & Improvement, GO, FGIC, 5.25%, 12/01/11	2,078
	Lorain County, Hospital, Catholic Healthcare Partners,
2,000	Series S, Rev., MBIA, 5.63%, 09/01/07	2,064
	Lucas County, Hospital, Promedica Healthcare Obligation Group,
2,000	Rev., AMBAC, 5.63%, 11/15/09	2,124
2,430	Lucas County, Multi-Family Housing Neighborhood Properties, Inc. Project, Rev., LOC: Keybank N.A., 5.20%, 11/01/08	2,510
2,700	Mahoning Valley Sanitation District, Rev., FSA, 5.13%, 12/15/08 (m)	2,803
1,430	Marysville Exempt Village School District, School, GO, FSA, 5.00%, 12/01/15	1,555
2,500	Middleburg Heights, Southwest General Health Center, Rev., FSA, 5.70%, 08/15/08	2,629
1,000	Middletown City School District, School Improvement, GO, FGIC, 5.00%, 12/01/13	1,078
1,000	Minster Local School District, School Facilities & Construction, GO, FSA, 5.50%, 12/01/10 (p)	1,082
1,750	Montgomery County, Catholic Health, Rev., 4.25%, 09/01/09 (p)	1,783
	Montgomery County, Grandview Hospital & Medical Center,
1,000	Rev., 5.35%, 12/01/07 (p)	1,034
1,575	Rev., 5.65%, 12/01/09 (p)	1,663
920	Montgomery County, Multi-Family Housing, Chevy Chase Apartments, Rev., FHLMC, 4.60%, 11/01/13	926
305	Ohio Capital Corporation For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.90%, 01/05/07	305
1,390	Ohio Housing Finance Agency, Multi-Family Housing, Hillwood II Project, Rev., AMT, GNMA COLL, 4.85%, 05/20/16	1,428
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
1,000	Series A, Rev., AMT, GNMA COLL, 4.30%, 03/01/16	1,006
135	Series D, Rev., 4.20%, 09/01/10	136
2,685	Ohio Housing Finance Agency, Single Family, Rev., FGIC, FHA/VA/PRIV MTGS, Zero Coupon, 7/15/13 (p)	1,807
	Ohio State Building Authority, State Facilities, Adult Correction Building,
2,480	Series A, Rev., 5.25%, 10/01/09 (p)	2,618
1,000	Series A, Rev., AMBAC, 5.50%, 04/01/07 (p)	1,016
1,000	Series A, Rev., FSA, 5.50%, 10/01/08	1,034
2,450	Series A, Rev., FSA, 5.50%, 10/01/11	2,658
1,000	Ohio State Building Authority, State Facilities, Highway Safety Building, Series A, Rev., AMBAC, 5.38%, 04/01/07 (p)	1,016
1,000	Ohio State Higher Educational Facility Commission, Baldwin Capital Appreciation Higher Education, Rev., AMBAC, 4.95%, 12/01/06 (p)	1,010
	Ohio State Turnpike Commission,
1,500	Rev., 5.50%, 02/15/11	1,609
5,155	Series A, Rev., FGIC, 5.50%, 02/15/14 (m)	5,771
	Ohio State University,
1,000	Series A, Rev., 5.50%, 12/01/09 (p)	1,065

JPMorgan Ohio Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,000	Series B, Rev., 5.25%, 06/01/13	1,094
2,510	Ohio State Water Development Authority, Fresh Water Service, Rev., AMBAC, 5.80%, 01/05/07 (p)	2,562
1,070	Ohio State Water Development Authority, Pure Water, Series I, Rev., AMBAC, 7.00%, 12/21/06 (p)	1,117
1,250	Ohio State Water Development Authority, State Match, Rev., 5.00%, 06/01/14	1,354
2,250	Ohio State Water Development Authority, Water Control Loan Fund - Water Quality Service, Rev., MBIA, 5.50%, 12/01/07 (p)	2,315
	Olentangy Local School District,
2,165	Series A, GO, FSA, 5.00%, 12/01/16	2,372
500	GO, BIG, 7.75%, 12/01/11	594
1,000	Plain Local School District, GO, FGIC, 5.80%, 06/01/11	1,090
1,500	Richland County, Hospital Facilities, Medcentral Health Systems, Series R, Rev., 5.13%, 11/15/16	1,612
2,550	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.00%, 12/01/15	2,776
1,000	Sandusky County, Hospital Facility, Memorial Hospital, Rev., 5.10%, 01/01/08	1,006
630	Shaker Heights City School District, Series A, GO, 7.10%, 12/15/10	674
1,260	Southwest Licking Local School District, GO, FGIC, 5.75%, 12/01/14	1,448
1,710	Springfield County School District Clark County, Capital Appreciation, GO, AMBAC, Zero Coupon, 12/01/12	1,364
1,000	State of Ohio, Baldwin Higher Educational Facility, Wallace College Project, Rev., 5.50%, 06/01/14	1,074
	State of Ohio, Common Schools,
1,205	Series A, GO, 5.25%, 09/15/12	1,312
1,250	Series B, GO, 5.00%, 03/15/14	1,346
1,630	State of Ohio, Common Schools, Capital Facilities, Series B, GO, 5.50%, 09/15/08	1,686
1,110	State of Ohio, Conservation Project, Series A, GO, 4.00%, 09/01/10	1,129
	State of Ohio, Infrastructure Improvements,
1,955	GO, 5.75%, 02/01/10 (p)	2,084
1,500	Series D, GO, 5.00%, 03/01/14	1,612
1,500	State of Ohio, Mental Health Capital Facilities II, Series B, Rev., 5.50%, 06/01/11	1,611
1,000	State of Ohio, University of Dayton 2001, Rev., AMBAC, 5.38%, 06/01/11	1,080
1,000	Summit County Port Authority, Twinsburg Project, Series D, Rev., 5.13%, 05/15/15	1,021
	Toledo-Lucas County Port Authority, Development, Northwest Ohio Bond Fund, Superior,
1,445	Series A, Rev., 5.10%, 05/15/09	1,486
650	Series B, Rev., LOC: Fifth Third Bank North West Ohio, 6.13%, 11/15/09	671
535	Series E, Rev., 6.10%, 11/15/10	565
285	Series F, Rev., 6.00%, 11/15/07	287
1,500	University of Cincinnati, General Receipts, Series A, Rev., AMBAC, 5.00%, 06/01/14	1,625
1,135	University of Toledo, General Receipts, Rev., FGIC, 5.25%, 06/01/11	1,209
1,000	West Geauga Local School District, School Improvement, GO, AMBAC, 5.00%, 11/01/10	1,052
1,680	Westerville City School District, GO, MBIA, 5.25%, 06/01/11 (p)	1,798
1,905	Westlake City School District, Capital Appreciation, School Improvement, Series A, GO, FGIC, Zero Coupon, 12/01/15	1,340
1,690	Youngstown City School District, Classroom Facilities & School Improvement, GO, FSA, SD CRED PROG, 5.00%, 12/01/14	1,822

		182,650

	Texas — 2.1%
1,000	Northside Independent School District, Series D, GO, PSF-GTD, 5.00%, 06/15/16	1,093
2,500	Southeast Housing Finance Corp., Rev., MBIA, Zero Coupon, 09/01/17 (p)	1,626
1,500	State of Texas, Transition Community, Mobility Fund, GO, 5.00%, 04/01/16	1,633

		4,352

JPMorgan Ohio Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Washington — 0.5%
1,000	State of Washington, Series A & AT-6, GO, 6.25%, 02/01/11	1,053

	West Virginia — 0.5%
1,000	West Virginia EDA, Public & Juvenile Correctional Facility, Series A, Rev., MBIA, 4.25%, 06/01/09	1,018

	Total Investments — 99.4% (Cost $ 198,343)	208,181
	Other Assets in Excess of Liabilities — 0.6%	1,295

	Net Assets 100%	$209,476

Percentages indicated are based on net assets.

Abbreviations:
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
ACA	American Capital Access
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BIG	Bond Investment Guarantee
COLL	Collateral
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PRIV MTGS	Private Mortgages
PSF-GTD	Permanent School Fund Guaranteed
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SD CRED PROG	School District Credit Program
VA	Veterans Administration
VAR	Variable. The interest rate shown is the rate in effect as of November 30, 2006.
XLCA	XL Capital Assurance

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,841
Aggregate gross unrealized depreciation	(3)

Net unrealized appreciation/depreciation	$9,838

Federal income tax cost of investments	$198,343

JPMorgan Ohio Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Commercial Paper — 5.2% (n)
	Ohio — 5.2%
4,000	Cuyahoga County, Cleveland Clinic, LIQ: Bank of America N.A., 3.52%, 03/07/07	4,000
3,000	Ohio State University, Series C, 3.58%, 02/01/07	3,000

	Total Commercial Paper (Cost $7,000)	7,000

	Daily Demand Notes — 5.4%
	Ohio — 5.4%
1,180	State of Ohio, BP Chemical, Inc. Project, Series 2002-BP, Rev., VAR, AMT, 3.70%, 12/01/06	1,180
	State of Ohio, PCR, Solid Waste, BP Exploration & Oil Project,
1,045	Rev., VAR, AMT, GTY: BP North America, 3.70%, 12/01/06	1,045
800	Series 2000-BP, Rev., VAR, AMT, GTY: BP North America, 3.70%, 12/01/06	800
	State of Ohio, Solid Waste, BP Products North America,
215	Rev., VAR, AMT, GTY: BP North America, 3.70%, 12/01/06	215
2,150	Series 2002B-BP, Rev., VAR, AMT, GTY: BP North America, 3.70%, 12/01/06	2,150
1,080	State of Ohio Water Development Authority, Ohio Edison Co. Project, Series 1998-BP, Rev., VAR, AMT, LOC: Wachovia Bank N.A., 3.70%, 12/01/06	1,080
795	Trumbull County, Shepard Valley, Rev., VAR, INS: RADIAN, LIQ: Bank of America N.A., 3.65%, 12/01/06	795

	Total Daily Demand Notes (Cost $7,265)	7,265

	Municipal Notes & Bonds — 11.5%
	Ohio — 11.5%
1,000	City of Lakewood, Series A, BAN, GO, 4.50%, 06/14/07	1,004
2,500	City of Mayfield Heights, BAN, GO, 4.00%, 01/25/07	2,502
3,000	City of Stow, BAN, GO, 4.50%, 05/10/07	3,010
2,400	State of Ohio, 3rd Frontier Research & Development, Series A, GO, 4.00%, 05/01/07	2,404
1,575	Town of Westerville, Electrical System Improvements, GO, 4.50%, 09/20/07	1,586
	University of Cincinnati,
2,000	BAN, Rev., 4.50%, 01/25/07	2,004
3,000	Series C, BAN, Rev., 4.50%, 03/28/07	3,009

	Total Municipal Notes & Bonds (Cost $15,519)	15,519

	Weekly Demand Notes — 77.1%
	Ohio — 75.4%
	ABN AMRO Munitops Certificate Trust,
5,000	Series 2001-7, Rev., VAR, INS: AMBAC, LOC: ABN AMRO Bank N.V., 3.52%, 12/07/06 (m)	5,000
2,000	Series 2006-4, GO, VAR, FSA, LOC: ABN AMRO Bank N.V., 3.52%, 12/07/06	2,000
1,890	Cincinnati City School District, Series 1511, GO, VAR, FGIC, LIQ: Rabobank Nederland, 3.52%, 12/07/06	1,890
	City of Cleveland, Apartment System Revenue,
4,000	Rev., VAR, AMBAC/FSA, 3.52%, 12/07/06	4,000
3,000	Rev., VAR, FSA, LIQ: BNP Paribas, 3.55%, 12/02/06	3,000
500	City of Lyndhurst, EDR, Hawken Schools, Series 2002, VAR, LOC: National City Bank, 3.50%, 12/07/06	500
540	City of Westlake, Health Care Facilities, Lutheran Home Project, Rev., VAR, LOC: National City Bank, 3.50%, 12/07/06	540
2,000	City of Wooster, IDR, Allen Group, Inc., Series 1985, Rev., VAR, LOC: Wachovia Bank N.A., 3.48%, 12/06/06	2,000
2,000	Cleveland Airport System, Series PT-799, Rev., VAR., AMT, INS: FSA, LIQ: Merrill Lynch Capital Services, 3.55%, 12/05/06	2,000
1,500	Cleveland-Cuyahoga County Port Authority, Cultural Facilities, Playhouse Square Foundation Project, Rev., VAR, LOC: Fifth Third Bank, 3.48%, 12/07/06	1,500
2,100	Cuyahoga County, Gilmore Academy Project, Rev., VAR, LOC: Fifth Third Bank, 3.65%, 12/01/06	2,100
1,760	Cuyahoga County, Health Care Facilities, Eliza Jennings Home Project, Rev., VAR, LOC: Lasalle Bank N.A., 3.50%, 12/07/06	1,760
1,375	Cuyahoga County, Health Care Facilities, Franciscan Communities, Series E, Rev., VAR, LOC: Lasalle Bank N.A., 3.48%, 12/07/06	1,375
2,200	Cuyahoga County, Health Care Facilities, Jennings Center Older Project, Rev., VAR, LOC: Fifth Third Bank, 3.54%, 12/07/06	2,200
2,885	Cuyahoga County, Hospital Facilities, Series MT-264, Rev., VAR, GTY: Merrill Lynch Capital Services, 3.54%, 12/03/06	2,885
2,000	Eclipse Funding Trust, Series 2006-0107, Rev., VAR, FGIC, LIQ: U.S. Bank N.A., 3.52%, 12/07/06	2,000

JPMorgan Ohio Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,905	Franklin County, Franklin Hospital, Series ROCS-II-R-55, Rev., VAR, LIQ: Citigroup Global Markets, 3.52%, 12/07/06	3,905
985	Franklin County, Health Care Facilities, Friendship Village of Dublin, Series A, Rev., VAR, LOC: Lasalle Bank N.A., 3.48%, 12/07/06	985
735	Franklin County, Health Care Facilities, Presbyterian, Series 2002-B, Rev., VAR, LOC: National City Bank, 3.50%, 12/07/06	735
1,040	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VAR, AMT, INS: FNMA, LIQ: FNMA, 3.56%, 12/07/06	1,040
900	Franklin County, Ohio Children’s Hospital, Series 2005-A, Rev., VAR, FGIC, LIQ: National City Bank, 3.48%, 12/07/06	900
2,000	Franklin County, OhioHealth Corp., Rev., VAR, AMBAC, 3.45%, 12/06/06	2,000
6,000	Hamilton County, Healthcare Facilities, Twin Towers & Twin Lakes, Series A, Rev., VAR, LOC: U.S. Bank N.A., 3.66%, 12/01/06	6,000
1,500	Hamilton County, Hospital Facilities, Children’s Hospital Medical Center, Series 1997-A, Rev., VAR, LOC: PNC Bank N.A., 3.48%, 12/07/06 (m)	1,500
1,040	Huron County, EDR, Norwalk Furniture Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.65%, 12/07/06	1,040
255	Kent State University, General Receipts, Series 2001, Rev., VAR, MBIA, LIQ: Dexia Public Finance Bank, 3.50%, 12/06/06	255
1,690	Lake County, Hospital Facilities, Lake Hospital System, Inc., Rev., VAR, INS: RADIAN, LIQ: Bank of America N.A., 3.55%, 12/06/06	1,690
1,060	Lake County, Pressure Technology, Inc., Series 2002, Rev., VAR, AMT, LOC: Wachovia Bank N.A., 3.63%, 12/07/06	1,060
350	Mahoning County, Forum Health Obligation Group, Series 2002-B, Rev., VAR, LOC: Fifth Third Bank, 3.51%, 12/07/06	350
3,000	Middletown Hospital Facilities, Series MT- 239, Rev., VAR, 3.56%, 12/04/06	3,000
4,125	Montgomery County, Cambridge Commons Apartments, Series A, Rev., VAR, LOC: FHLB, 3.56%, 12/07/06	4,125
4,653	Montgomery County, Pedcor Lyons Gate Project, Series A, Rev., VAR, AMT, LOC: FHLB, 3.55%, 12/07/06	4,653
4,000	Ohio Air Quality Development Authority, Edison Project, Series 1219, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.52%, 12/07/06	4,000
	Ohio Housing Finance Agency, Residential Mortgage Backed,
2,500	Series B, Rev., VAR, AMT, GNMA/FNMA/FHLMC, LIQ: FHLB, 3.52%, 12/06/06	2,500
4,000	Series F, Rev., VAR, AMT, GNMA/FNMA/FHLMC, LIQ: FHLB, 3.50%, 12/06/06	4,000
2,590	Series F, Rev., VAR, GNMA/FNMA, 3.50%, 12/01/06	2,590
	Ohio Housing Finance Agency, Merlots,
1,235	Series A3, Rev., VAR, AMT, GTY: FHLB, LIQ: Wachovia Bank N.A., 3.57%, 12/06/06	1,235
1,420	Series A78, Rev., VAR, AMT, INS: GNMA COLL, LIQ: Wachovia Bank N.A., 3.57%, 12/06/06	1,420
775	Ohio State Department of Administrative Services, Series PT-2856, COP, VAR, INS: MBIA, LIQ: Merrill Lynch Capital Services, 3.51%, 12/07/06	775
3,000	Ohio State Higher Educational Facilities, Antioch University, Rev., VAR, LOC: National City Bank, 3.51%, 12/07/06	3,000
1,570	Ohio State Higher Educational Facility Commission, John Carroll, Series A, Rev., VAR, LOC: Allied Irish Bank plc, 3.49%, 12/07/06	1,570
	Ohio State Water Development Authority, FirstEnergy Project,
2,000	Series 2005-A, Rev., VAR, AMT, LOC: Barclays Bank plc, 3.50%, 12/06/06	2,000
875	Series 2005-B, Rev., VAR, LOC: Barclays Bank plc, 3.54%, 12/07/06	875
2,315	Ohio State Water Development Authority, Pure Water, Series 1118, Rev., VAR, LIQ: Rabobank Nederland, 3.52%, 12/07/06	2,315
	Student Loan Funding Corp., Cincinnati Student Loan,
2,135	Series A-1, Rev., VAR, AMT, GTY: U.S. Department of Education Project, LIQ: Sallie Mae, 3.55%, 12/06/06	2,135
570	Series A-2, Rev., VAR, AMT, GTY: U.S. Department of Education Project, LIQ: Sallie Mae, 3.55%, 12/06/06	570
2,525	Tuscarawas County, Hospital Facilities, Series MT-103, Rev., VAR, 3.54%, 12/02/06	2,525
862	Warren County Health Care Facilities, Otterbein Homes Project, Series B, Rev., VAR, LOC: Fifth Third Bank, 3.56%, 12/07/06	862
1,840	Warren County, Ralph J. Stolle Countryside, Series 1985, Rev., VAR, LOC: Fifth Third Bank, 3.65%, 12/01/16	1,840

		102,200

	Puerto Rico — 1.7%
260	Commonwealth of Puerto Rico, Series PA-636, GO, VAR, INS: FSA-CR, 3.46%, 12/02/06	260
1,415	Puerto Rico Highway & Transportation Authority, Macon Trust, Series M, Rev., VAR, FGIC, 3.49%, 12/02/06	1,415
600	Puerto Rico Municipal Finance Agency, Series PT-3326, Rev., VAR, INS: CIFG, LIQ: Dexia Public Finance Bank, 3.46%, 12/05/06	600

		2,275

	Total Weekly Demand Notes (Cost $104,475)	104,475

	Total Investments — 99.2% (Cost $134,259)*	134,259
	Other Assets in Excess of Liabilities — 0.8%	1,040

	NET ASSETS — 100.0%	$135,299

Percentages indicated are based on net assets.

ABBREVIATIONS:
*	The cost of securities is substantially the same for federal income tax purposes.
(m)	All of a portion of this security is segregated for current or potential holdings of when-issued securities, delayed delivery securities, and reverse repurchase agreements.

JPMorgan Ohio Municipal Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

(n)	The rate shown is the effective yield at the date of purchase.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BAN	Bond Anticipation Notes
CIFG	CDC IXIS Financial Guarantee
COLL	Collateral
COP	Certificates of Participation
CR	Custodial Receipts
EDR	Economic Development Revenue
FGIC	Financial Guaranty Insurance Co.
FHLB	Ferderal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
GTY	Guaranty
IDR	Industrial Development Revenue
INS	Insurance
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Merlots	Municipal Exempt Receipts Liquidity Optional Tender
PCR	Pollution Control Revenue
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
VAR	Variable. The interest rate shown is the rate in effect at November 30, 2006.

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 98.3%
	Asset Backed Securities — 6.4%
330	Advanta Mortgage Loan Trust, Series 2000-2, Class A6, SUB, 7.72%, 03/25/15	330
900	AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A4, 5.21%, 09/06/13	907
403	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, FRN, 6.07%, 08/25/32	405
1,500	Capital Auto Receivables Asset Trust, Series 2006-1, Class A4, 5.04%, 05/17/10	1,502
2,730	Capital One Auto Finance Trust, Series 2005-C, Class A4A, 4.71%, 06/15/12	2,715
1,955	Capital One Master Trust, Series 1998-1, Class A, 6.31%, 06/15/11	1,988
	Capital One Multi-Asset Execution Trust,
1,000	Series 2003-A4, Class A4, 3.65%, 07/15/11	978
395	Series 2003-B5, Class B5, 4.79%, 08/15/13	391
2,000	Series 2005-A8, Class A, 4.40%, 08/15/11	1,983
1,500	Series 2006-A2, Class A, 4.85%, 11/15/13	1,505
	Carmax Auto Owner Trust,
2,200	Series 2005-1, Class A4, 4.35%, 03/15/10	2,177
1,350	Series 2006-1, Class A4, 5.41%, 06/15/11	1,368
	Citibank Credit Card Issuance Trust,
3,000	Series 2002-A1, Class A1, 4.95%, 02/09/09	2,997
80	Series 2002-B1, Class B1, FRN, 5.72%, 06/25/09	80
120	Series 2002-C1, Class C1, FRN, 6.36%, 02/09/09	120
50	Series 2002-C3, Class C3, FRN, 6.53%, 12/15/09	50
350	Series 2003-A3, Class A3, 3.10%, 03/10/10	342
820	Series 2004-A1, Class A1, 2.55%, 01/20/09	817
1,000	Series 2005-B1, Class B1, 4.40%, 09/15/10	989
	Citibank Credit Card Master Trust I,
640	Series 1999-2, Class A, 5.88%, 03/10/11	654
285	Series 1999-2, Class B, 6.15%, 03/10/11	292
1,297	Community Program Loan Trust, Series 1987-A, Class A4, 4.50%, 10/01/18	1,279
208	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.51%, 08/25/32	208
625	Discover Card Master Trust I, Series 2002-2, Class A, 5.15%, 10/15/09	625
302	Federal Home Loan Mortgage Corp., Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.99%, 09/25/29	300
799	Ford Credit Auto Owner Trust, Series 2004-A, Class A3, 2.93%, 03/15/08	795
750	GE Capital Credit Card Master Note Trust, Series 2005-3, Class A, 4.13%, 06/15/13	734
3,000	Honda Auto Receivables Owner Trust, Series 2005-2, Class A4, 4.15%, 10/15/10	2,962
1,375	Household Automotive Trust, Series 2006-1, Class A3, 5.43%, 06/17/11	1,385
2,000	Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.10%, 06/15/12	2,013
260	Household Private Label Credit Card Master Note Trust I, Series 2002-1, Class A, 5.50%, 01/18/11	260
171	Hyundai Auto Receivables Trust, Series 2005-A, Class A2, 3.88%, 06/16/08	170
	MBNA Credit Card Master Note Trust,
130	Series 2002-B1, Class B1, 5.15%, 07/15/09	130
164	Series 2002-C1, Class C1, 6.80%, 07/15/14	176
40	Series 2003-A1, Class A1, 3.30%, 07/15/10	39
260	Series 2003-A6, Class A6, 2.75%, 10/15/10	252
1,000	Series 2003-C1, Class C1, FRN, 7.02%, 06/15/12	1,043
	MBNA Master Credit Card Trust,
5,492	Series 1999-J, Class B, 7.40%, 02/15/12	5,837
760	Series 2000-E, Class A, 7.80%, 10/15/12	833
	MBNA Master Credit Card Trust USA,
65	Series 1999-B, Class C, 6.65%, 08/15/11 (e)	67
167	Series 2000-D, Class A, FRN, 5.52%, 09/15/09	167
1,000	Series 2000-D, Class C, 8.40%, 09/15/09	1,011
76	Onyx Acceptance Grantor Trust, Series 2004-B, Class A3, 3.09%, 09/15/08	76

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

20	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	20
113	Residential Asset Securities Corp., Series 2001-KS1, Class AI6, 6.35%, 03/25/32	113
88	Residential Funding Mortgage Securities II, Series 2000-HI1, Class AI7, SUB, 8.29%, 02/25/25	89
6	SSB Auto Loan Trust, Series 2002-1, Class A4, 2.89%, 02/15/09	6
500	USAA Auto Owner Trust, Series 2005-3, Class A3, 4.55%, 02/16/10	497
34	Vanderbilt Mortgage Finance, Series 1996-A, Class A5, 7.43%, 05/07/26	34
1,500	Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	1,509
	WFS Financial Owner Trust,
4,436	Series 2003-2, Class A4, 2.41%, 12/20/10	4,394
793	Series 2003-4, Class A4, 3.15%, 05/20/11	784

	Total Asset Backed Securities (Cost $50,264)	50,398

	Collateralized Mortgage Obligations — 12.8%
	Agency CMO — 11.3%
	Federal Home Loan Mortgage Corp.,
51	Series 2, Class Z, 9.30%, 03/15/19	54
27	Series 12, Class A, 9.25%, 11/15/19	27
57	Series 16, Class D, 10.00%, 10/15/19	60
69	Series 17, Class I, 9.90%, 10/15/19	74
113	Series 23, Class F, 9.60%, 04/15/20	122
59	Series 26, Class F, 9.50%, 02/15/20	62
12	Series 81, Class A, 8.13%, 11/15/20	12
50	Series 85, Class C, 8.60%, 01/15/21	52
51	Series 99, Class Z, 9.50%, 01/15/21	53
7	Series 159, Class H, 4.50%, 09/15/21	7
13	Series 189, Class D, 6.50%, 10/15/21	13
-(h)	Series 1045, Class G, HB, 1,066.21%, 02/15/21	-(h)
12	Series 1053, Class G, 7.00%, 03/15/21	12
33	Series 1056, Class KZ, 6.50%, 03/15/21	33
16	Series 1074, Class H, 8.50%, 05/15/21	17
55	Series 1082, Class C, 9.00%, 05/15/21	55
20	Series 1087, Class I, 8.50%, 06/15/21	21
68	Series 1125, Class Z, 8.25%, 08/15/21	68
65	Series 1142, Class IA, 7.00%, 10/15/21	64
10	Series 1169, Class G, 7.00%, 11/15/21	10
44	Series 1173, Class E, 6.50%, 11/15/21	44
4	Series 1204, Class H, 7.50%, 02/15/07	4
16	Series 1211, Class L, 7.00%, 03/15/07	16
1	Series 1221, Class I, 7.00%, 03/15/07	1
154	Series 1314, Class L, 8.00%, 07/15/07	155
5	Series 1338, Class Q, PO, 08/15/07	5
111	Series 1343, Class LA, 8.00%, 08/15/22	111
21	Series 1386, Class E, IF, 6.19%, 10/15/07	21
35	Series 1389, Class PS, IF, 6.31%, 10/15/07	35
80	Series 1417, Class FA, FRN, 5.18%, 11/15/07	80
36	Series 1424, Class F, FRN, 4.93%, 11/15/22	36
252	Series 1445, Class L, 7.00%, 12/15/07	253
608	Series 1480, Class LZ, 7.50%, 03/15/23	620
24	Series 1515, Class SA, IF, 8.61%, 05/15/08	24
217	Series 1550, Class SC, IF, 5.75%, 07/15/08	219
150	Series 1565, Class G, 6.00%, 08/15/08	150
20	Series 1575, Class SA, IF, 3.37%, 08/15/08	20
27	Series 1580, Class P, 6.50%, 09/15/08	27
16	Series 1604, Class MB, IF, 6.54%, 11/15/08	16
284	Series 1606, Class H, 6.00%, 11/15/08	284
30	Series 1610, Class PM, 6.25%, 04/15/22	30
190	Series 1612, Class PH, 6.00%, 11/15/08	190
15	Series 1612, Class SD, IF, 6.88%, 11/15/08	15
1	Series 1625, Class SG, IF, 6.62%, 12/15/08	1
380	Series 1626, Class PT, 6.00%, 12/15/08	380
164	Series 1641, Class FA, FRN, 6.33%, 12/15/13	167
33	Series 1659, Class TZ, 6.75%, 01/15/09	33
120	Series 1673, Class H, 6.00%, 11/15/22	120
733	Series 1688, Class J, 6.00%, 12/15/13	734
272	Series 1701, Class PH, 6.50%, 03/15/09	273
401	Series 1702, Class TJ, 7.00%, 04/15/13	409
392	Series 1754, Class Z, 8.50%, 09/15/24	406
869	Series 1779, Class Z, 8.50%, 04/15/25	870

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

19	Series 1807, Class G, 9.00%, 10/15/20	20
25	Series 1838, Class H, 6.50%, 04/15/11	25
335	Series 2534, Class HM, 4.50%, 10/15/16	330
1,000	Series 2617, Class UM, 4.00%, 05/15/15	975
694	Series 2640, Class VM, 4.50%, 12/15/21	680
121	Series 2668, Class AD, 4.00%, 01/15/15	119
1,447	Series 2685, Class MX, 4.00%, 07/15/16	1,408
1,421	Series 2755, Class PA, PO, 02/15/29	1,231
1,800	Series 2762, Class LD, 5.00%, 10/15/27	1,793
296	Series 2763, Class TA, 4.00%, 03/15/11	291
5,823	Series 2765, Class CA, 4.00%, 07/15/17	5,637
1,560	Series 2780, Class YP, 7.50%, 08/15/18	1,642
984	Series 2782, Class HE, 4.00%, 09/15/17	951
1,000	Series 2786, Class PC, 4.50%, 10/15/16	983
83	Series 2807, Class NI, IO, 5.50%, 01/15/15	-(h)
1,016	Series 2825, Class VP, 5.50%, 06/15/15	1,030
841	Series 2851, Class BD, 4.00%, 02/15/20	819
7,712	Series 2875, Class HA, 4.00%, 11/15/18	7,426
3,207	Series 2962, Class WJ, 5.50%, 06/15/24	3,242
3,225	Series 2993, Class MN, 5.00%, 06/15/23	3,217
	Federal Home Loan Mortgage Corp.-Government National Mortgage Association,
2,132	Series 31, Class Z, 8.00%, 04/25/24	2,294
381	Series 56, Class Z, 7.50%, 09/20/26	394
	Federal National Mortgage Association,
76	Series 25, Class 1, 6.00%, 02/01/13	76
506	Series 108, Class 1, PO, 03/01/20	456
7	Series 268, Class 2, IO, 9.00%, 02/01/23	2
38	Series 1988-7, Class Z, 9.25%, 04/25/18	41
43	Series 1988-13, Class C, 9.30%, 05/25/18	46
38	Series 1988-15, Class A, 9.00%, 06/25/18	41
41	Series 1988-16, Class B, 9.50%, 06/25/18	44
29	Series 1989-2, Class D, 8.80%, 01/25/19	31
88	Series 1989-27, Class Y, 6.90%, 06/25/19	90
22	Series 1989-54, Class E, 8.40%, 08/25/19	24
23	Series 1989-66, Class J, 7.00%, 09/25/19	24
18	Series 1989-70, Class G, 8.00%, 10/25/19	19
354	Series 1989-72, Class E, 9.35%, 10/25/19	387
47	Series 1989-89, Class H, 9.00%, 11/25/19	51
20	Series 1989-96, Class H, 9.00%, 12/25/19	22
30	Series 1990-7, Class B, 8.50%, 01/25/20	33
24	Series 1990-12, Class G, 4.50%, 02/25/20	24
569	Series 1990-19, Class G, 9.75%, 02/25/20	619
85	Series 1990-58, Class J, 7.00%, 05/25/20	89
89	Series 1990-61, Class H, 7.00%, 06/25/20	93
43	Series 1990-106, Class J, 8.50%, 09/25/20	46
17	Series 1990-109, Class J, 7.00%, 09/25/20	17
58	Series 1990-111, Class Z, 8.75%, 09/25/20	61
24	Series 1990-117, Class E, 8.95%, 10/25/20	26
25	Series 1990-123, Class G, 7.00%, 10/25/20	26
25	Series 1990-132, Class Z, 7.00%, 11/25/20	26
954	Series 1990-137, Class X, 9.00%, 12/25/20	1,038
8	Series 1991-53, Class J, 7.00%, 05/25/21	8
98	Series 1991-130, Class C, 9.00%, 09/25/21	105
5	Series 1992-18, Class HC, 7.50%, 03/25/07	5
49	Series 1992-68, Class M, 8.00%, 05/25/07	49
443	Series 1992-81, Class ZB, 8.50%, 04/25/22	455
9	Series 1992-96, Class B, PO, 05/25/22	8
288	Series 1992-138, Class G, 7.50%, 08/25/22	290
382	Series 1993-68, Class PL, 7.00%, 05/25/08	383
215	Series 1993-71, Class PH, 6.50%, 05/25/08	215
215	Series 1993-78, Class H, 6.50%, 06/25/08	216
212	Series 1993-101, Class PJ, 7.00%, 06/25/08	213
1,427	Series 1993-129, Class H, 6.50%, 08/25/08	1,432
349	Series 1993-134, Class H, 6.50%, 08/25/08	350
576	Series 1993-154, Class H, 6.00%, 08/25/08	577
18	Series 1993-165, Class SN, IF, 4.43%, 09/25/23	18
12	Series 1993-192, Class SC, IF, 6.86%, 10/25/08	13
19	Series 1993-196, Class FA, FRN, 5.25%, 10/25/08	19
500	Series 1993-220, Class PJ, 6.00%, 11/25/13	501
6	Series 1993-225, Class MC, PO, 11/25/23	5
10	Series 1993-231, Class SB, IF, 6.01%, 12/25/08	10
1	Series 1993-233, Class SC, IF, 5.71%, 12/25/08	1
139	Series 1993-235, Class G, PO, 09/25/23	117
992	Series 1994-7, Class PG, 6.50%, 01/25/09	997
24	Series 1994-12, Class C, 6.25%, 01/25/09	24
22	Series 1994-20, Class Z, 6.50%, 02/25/09	22

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

108	Series 1994-32, Class Z, 6.50%, 03/25/09	108
123	Series 1994-33, Class H, 6.00%, 03/25/09	123
684	Series 1994-62, Class PH, 6.90%, 11/25/23	690
1,145	Series 1995-13, Class D, 6.50%, 09/25/08	1,150
105	Series 1995-13, Class K, 6.50%, 10/25/08	105
11	Series 1995-23, Class OB, PO, 10/25/07	10
8	Series 1997-46, Class PN, 6.50%, 07/18/12	9
28	Series 1997-55, Class B, 7.00%, 02/18/27	28
4	Series 1997-67, Class GA, 4.00%, 02/25/09	4
129	Series 2001-7, Class PQ, 6.00%, 10/25/15	128
730	Series 2001-61, Class VA, 7.00%, 07/25/12	730
1,224	Series 2001-69, Class VA, 5.50%, 11/25/12	1,234
5,000	Series 2003-84, Class GC, 4.50%, 05/25/15	4,928
10,000	Series 2003-113, Class PC, 4.00%, 03/25/15	9,760
798	Series 2004-101, Class AR, 5.50%, 01/25/35	807
2,857	Series 2005-40, Class YA, 5.00%, 09/25/20	2,846
3,000	Series 2005-47, Class AN, 5.00%, 12/25/16	2,987
693	Series 2005-48, Class OM, 5.00%, 03/25/30	687
4,566	Series 2005-68, Class JK, 5.25%, 05/25/35	4,526
5,000	Series 2006-39, Class WB, 5.50%, 10/25/30	5,039
16	Series B, Class 1, 6.00%, 05/01/09	16
36	Series G-11, Class Z, 8.50%, 05/25/21	39
19	Series G-22, Class ZT, 8.00%, 12/25/16	21
44	Series G-41, Class PT, 7.50%, 10/25/21	46
70	Series G92-35, Class E, 7.50%, 07/25/22	73
34	Series G92-40, Class ZC, 7.00%, 07/25/22	36
351	Series G92-44, Class ZQ, 8.00%, 07/25/22	373
77	Series G92-54, Class ZQ, 7.50%, 09/25/22	81
10	Federal National Mortgage Association Whole Loan, Series 1995-W3, Class A, 9.00%, 04/25/25	11
	Government National Mortgage Association,
245	Series 1997-12, Class D, 7.50%, 09/20/27	254
929	Series 2002-71, Class VJ, 6.00%, 12/20/14	929
52	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.78%, 03/15/21	56

		88,391

	Non-Agency CMO — 1.5%
501	ABN AMRO Mortgage Corp., Series 2003-7, Class A3, 4.50%, 07/25/18	484
3,000	Banc of America Mortgage Securities, Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	2,944
1,345	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	1,342
20	Citicorp Mortgage Securities, Inc., Series 1994-3, Class A4, 6.50%, 02/25/24	20
897	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	895
1,386	First Horizon Alternative Mortgage Securities, Series 2005-FA7, Class 1A5, 5.50%, 10/25/35	1,391
	GMAC Mortgage Corp., Loan Trust,
54	Series 2003-J1, Class A3, 5.25%, 03/25/18	54
700	Series 2003-J4, Class 2A1, 4.75%, 09/25/18	684
33	Impac CMB Trust, Series 2003-3, Class M1, FRN, 6.17%, 03/25/33	33
29	Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.50%, 02/22/17	30
1,870	MASTR Asset Securitization Trust, Series 2003-4, Class 2A2, 5.00%, 05/25/18	1,858
17	Merrill Lynch Trust, Series 44, Class G, 9.00%, 08/20/20	17
	Paine Webber CMO Trust,
3	Series J, Class 3, 8.80%, 05/01/18	3
23	Series L, Class 4, 8.95%, 07/01/18	24
1,000	Residential Accredit Loans, Inc., Series 2003-QR24, Class A7, 4.00%, 07/25/33	966
24	Salomon Brothers Mortgage Securities VII, Series 2000-UP1, Class A2, 8.00%, 09/25/30	24
7	Structured Mortgage Asset Residential Trust, Series 1993-2A, Class AE, 7.60%, 03/25/09	7
289	Washington Mutual, Inc., Series 2003-S3, Class 1A31, 5.25%, 06/25/33	287
242	Wells Fargo Mortgage-Backed Securities Trust, Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	235

		11,298

	Total Collateralized Mortgage Obligations (Cost $99,364)	99,689

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Commercial Mortgage-Backed Securities — 0.6%
752	Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A2, 3.70%, 02/13/46	735
1,199	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.91%, 03/15/49	1,224
193	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A2, 6.03%, 09/15/30	194
1,000	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, 06/10/32	1,046
1,726	Morgan Stanley Capital I, Series 2006-T23, Class A1, 5.68%, 08/12/41	1,761

	Total Commercial Mortgage-Backed Securities (Cost $4,931)	4,960

	Corporate Bonds — 21.6%
	Airlines — 0.1%
660	American Airlines, Inc., FRN, 6.01%, 09/23/07	661

	Automobiles — 0.5%
4,000	DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08	3,918

	Capital Markets — 2.9%
	Bear Stearns Cos., Inc. (The),
1,000	2.88%, 07/02/08	967
2,975	4.00%, 01/31/08	2,937
610	6.75%, 12/15/07	619
600	7.00%, 03/01/07	602
2,000	Credit Suisse First Boston USA, Inc., 4.70%, 06/01/09	1,987
551	Donaldson Lufkin & Jenrette, Inc., 6.90%, 10/01/07	558
	Goldman Sachs Group, Inc.,
2,000	3.88%, 01/15/09	1,954
2,000	6.65%, 05/15/09	2,076
500	Series A, 6.50%, 02/25/09 (e)	515
	Lehman Brothers Holdings, Inc.,
450	3.50%, 08/07/08	438
941	8.50%, 05/01/07	953
1,000	Lehman Brothers, Inc., 6.63%, 02/15/08	1,014
	Merrill Lynch & Co., Inc.,
1,000	4.79%, 08/04/10	991
2,500	6.00%, 02/17/09	2,543
	Morgan Stanley,
500	3.88%, 01/15/09	489
3,850	5.80%, 04/01/07	3,854
515	Morgan Stanley Group, Inc., 6.88%, 03/01/07	516

		23,013

	Commercial Banks — 2.9%
	Bank of America Corp.,
685	6.63%, 08/01/07	690
362	6.63%, 10/15/07	365
1,790	7.13%, 03/01/09	1,866
388	7.13%, 10/15/11	421
103	Bankers Trust Corp., Series A, 6.70%, 10/01/07	104
1,050	Bayerische Landesbank/New York, Series YDPN, 5.88%, 12/01/08	1,066
500	BB&T Corp., 7.25%, 06/15/07	505
	FleetBoston Financial Corp.,
400	4.20%, 11/30/07	396
470	6.50%, 03/15/08	477
250	8.63%, 01/15/07	251
700	HBOS plc, 3.13%, 01/12/07 (e)	698
5,000	M&I Marshall & Ilsley Bank, 3.80%, 02/08/08	4,916
460	PNC Funding Corp., 6.88%, 07/15/07	464
2,800	Royal Bank of Canada (Canada), 3.88%, 05/04/09	2,733
2,215	SunTrust Banks, Inc., 4.00%, 10/15/08	2,171

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Wachovia Corp.,
500	6.00%, 10/30/08	508
1,600	6.25%, 08/04/08	1,623
3,235	Wells Fargo & Co., 3.12%, 08/15/08	3,129

		22,383

	Computers & Peripherals — 0.9%
7,609	International Business Machines Corp., 3.80%, 02/01/08	7,494

	Consumer Finance — 3.7%
1,000	AIG SunAmerica Global Financing VII, 5.85%, 08/01/08 (e)	1,011
2,000	American Express Credit Corp., 3.00%, 05/16/08	1,943
500	American General Finance Corp., Series H, 4.50%, 11/15/07	497
570	American Honda Finance Corp., 3.85%, 11/06/08 (e)	557
	Beneficial Corp.,
1,875	6.47%, 11/17/08	1,903
1,000	Series H, 6.94%, 12/15/06	1,001
500	Series H, 7.00%, 02/12/07	501
	HSBC Finance Corp.,
506	6.88%, 03/01/07	508
600	7.88%, 03/01/07	603
	International Lease Finance Corp.,
5,000	3.50%, 04/01/09	4,824
1,400	4.50%, 05/01/08	1,384
	John Deere Capital Corp.,
3,500	3.88%, 03/07/07	3,486
1,800	Series D, 3.63%, 05/25/07	1,785
	Pitney Bowes Credit Corp.,
2,100	5.75%, 08/15/08	2,120
5,352	8.63%, 02/15/08	5,524
1,000	SLM Corp., 4.00%, 01/15/10	970

		28,617

	Diversified Financial Services — 6.2%
	Associates Corp. of North America,
1,400	6.88%, 11/15/08	1,445
1,121	8.15%, 08/01/09	1,207
340	8.55%, 07/15/09	369
	Caterpillar Financial Services Corp.,
4,000	3.80%, 02/08/08	3,936
1,300	Series F, 4.50%, 09/01/08	1,286
500	CIT Group Holdings, Inc., 5.88%, 10/15/08	507
500	CIT Group, Inc., 4.13%, 11/03/09	487
	Citicorp, Inc.,
441	Series C, 6.75%, 10/15/07	445
545	Series C, 7.00%, 07/01/07	550
710	Citigroup, Inc., 8.63%, 02/01/07	713
	General Electric Capital Corp.,
950	8.30%, 09/20/09	1,032
2,000	8.63%, 06/15/08	2,100
2,800	Series A, 3.50%, 05/01/08	2,741
2,000	Series A, 4.25%, 01/15/08	1,981
4,150	Series A, SUB, 8.13%, 04/01/08	4,310
1,000	John Hancock Global Funding II, 3.50%, 01/30/09 (e)	967
	MassMutual Global Funding II,
1,600	2.55%, 07/15/08 (e)	1,535
3,765	3.25%, 06/15/07 (e)	3,725
1,000	5.08%, 03/05/07 (e)	998
465	National Rural Utilities Cooperative Finance Corp., 3.25%, 10/01/07	458
4,000	New York Life Global Funding, 3.88%, 01/15/09 (e)	3,904
	Pricoa Global Funding I,
1,510	3.90%, 12/15/08 (e)	1,472
3,000	4.35%, 06/15/08 (e)	2,958
1,000	Textron Financial Corp., 4.13%, 03/03/08	986
	TIAA Global Markets, Inc.,

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

450	4.13%, 11/15/07 (e)	445
3,330	5.00%, 03/01/07 (e)	3,327
	USAA Capital Corp.,
500	4.00%, 12/10/07 (e)	493
600	6.58%, 10/01/07 (e)	605
175	Series B, 4.64%, 12/15/09 (e)	175
635	Series B, 5.59%, 12/20/06 (e)	635
	Wells Fargo Financial, Inc.,
1,900	6.85%, 07/15/09	1,978
242	7.20%, 05/01/07	244

		48,014

	Diversified Telecommunication Services — 0.7%
2,870	GTE Corp., Series PA-892, Rev., 6.46%, 04/15/08	2,910
1,500	SBC Communications Capital Corp., Series D, 6.79%, 07/13/07	1,512
500	Southwestern Bell Telephone, Series C, 5.95%, 10/15/07	502
500	Sprint Capital Corp., 6.00%, 01/15/07	500

		5,424

	Electric Utilities — 0.1%
500	Constellation Energy Group, Inc., 6.13%, 09/01/09	512

	Food & Staples Retailing — 0.1%
1,000	Wal-Mart Stores, Inc., 4.00%, 01/15/10	974

	Insurance — 1.0%
1,050	Allstate Corp. (The), 2.50%, 06/20/08 (e)	1,010
	ASIF Global Financing,
1,185	2.50%, 01/30/07 (e)	1,180
900	3.90%, 10/22/08 (e)	880
1,000	Jackson National Life Global Funding, 3.50%, 01/22/09 (e)	969
500	Metropolitan Life Global Funding I, 2.60%, 06/19/08 (e)	479
	Monumental Global Funding II,
125	3.45%, 11/30/07 (e)	122
1,000	3.85%, 03/03/08 (e)	983
1,000	Monumental Global Funding III, 5.20%, 01/30/07 (e)	1,000
1,085	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	1,058

		7,681

	Multi-Utilities — 0.4%
3,000	Duke Energy Corp., 4.20%, 10/01/08	2,947

	Oil, Gas & Consumable Fuels — 0.3%
1,500	Occidental Petroleum Corp., 4.00%, 11/30/07	1,483
1,000	Union Texas Petroleum Holdings, Inc., 8.50%, 04/15/07	1,011

		2,494

	Paper & Forest Products — 0.3%
690	International Paper Co., 4.25%, 01/15/09	676
	Willamette Industries, Inc.,
750	Series C, 6.45%, 06/18/09	768
1,000	Series C, 6.45%, 07/14/09	1,027

		2,471

	Road & Rail — 0.4%
1,440	Burlington Northern Santa Fe Corp., 6.13%, 03/15/09	1,470
2,000	Union Pacific Corp., 6.79%, 11/09/07	2,023

		3,493

	Thrifts & Mortgage Finance — 1.1%
	Countrywide Home Loans, Inc.,
1,750	5.63%, 05/15/07	1,752
1,788	Series E, 6.94%, 07/16/07	1,803
	Washington Mutual, Inc.,
1,820	4.20%, 01/15/10	1,773
3,400	5.63%, 01/15/07	3,400

		8,728

	Total Corporate Bonds (Cost $170,160)	168,824

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Mortgage Pass-Through Securities — 7.9%
	Federal Home Loan Mortgage Corp., Gold Pools,
5,152	4.00%, 07/01/18-09/01/18	4,917
1,780	4.50%, 04/01/16	1,728
6,640	5.00%, 05/01/18	6,591
188	5.50%, 01/01/09-11/01/12	189
1,541	6.00%, 07/01/08-07/01/32	1,564
115	6.25%, 07/01/09	115
1,118	6.50%, 10/01/08-05/01/21	1,140
1,223	7.00%, 03/01/07-03/01/15	1,253
1,314	7.50%, 12/01/06-07/01/18	1,364
432	8.00%, 09/01/09-01/01/12	442
140	8.50%, 02/01/08-11/01/15	141
	Federal Home Loan Mortgage Corp., Conventional Pools,
2	7.50%, 05/01/08	2
1,205	8.00%, 06/01/07-05/01/19	1,215
73	8.25%, 08/01/09- 08/01/17	74
92	8.50%, 12/01/07-11/01/19	93
206	8.75%, 05/01/09-05/01/11	207
34	9.00%, 09/01/09-11/01/09	34
149	ARM, 4.56%, 12/01/17	148
765	ARM, 4.66%, 03/01/35	760
227	ARM, 6.87%, 01/01/27	234
334	ARM, 6.95%, 12/01/27	346
12	ARM, 7.07%, 09/01/25	13
21	ARM, 7.09%, 01/01/27	21
	Federal National Mortgage Association, Various Pools,
13,040	4.00%, 07/01/13-01/01/19	12,481
4,981	4.50%, 11/01/14-07/01/18	4,873
154	5.00%, 12/01/13	153
1,645	5.50%, 10/01/08-08/01/34	1,643
1,240	6.00%, 01/01/09-07/01/19	1,261
3,760	6.50%, 02/01/08-03/01/26	3,840
621	7.00%, 11/01/07-08/01/21	639
1,022	7.50%, 01/01/07-06/01/16	1,042
813	8.00%, 07/01/07-12/01/30	845
394	8.50%, 01/01/10-03/01/27	409
285	9.00%, 02/01/10-02/01/31	310
96	9.50%, 12/01/09-07/01/28	105
27	10.00%, 02/01/24	30
51	ARM, 4.86%, 08/01/17	52
2,408	ARM, 4.89%, 12/01/35	2,397
5,255	ARM, 4.92%, 09/01/34	5,230
66	ARM, 5.10%, 01/01/19	66
50	ARM, 5.38%, 11/01/16	50
85	ARM, 5.53%, 07/01/27	86
24	ARM, 5.65%, 08/01/19	24
162	ARM, 6.49%, 03/01/19	162
138	ARM, 6.76%, 06/01/27	140
2	ARM, 7.34%, 10/01/27	2
25	ARM, 7.37%, 05/01/25	26
13	ARM, 7.72%, 10/01/25	14
	Government National Mortgage Association, Various Pools,
129	6.00%, 04/15/14-11/20/14	131
346	6.50%, 07/15/08-07/15/09	348
24	7.00%, 03/15/07-01/15/09	24
47	7.50%, 09/20/28	49
219	8.00%, 02/15/07-06/15/28	230
165	8.50%, 03/20/25-04/20/25	178
195	9.00%, 01/15/08-10/15/26	200
1,081	9.50%, 07/15/20-12/15/25	1,182
97	12.00%, 11/15/19	109
314	ARM, 5.12%, 11/20/15-11/20/25	315
378	ARM, 5.38%, 01/20/16-01/20/28	379
310	ARM, 5.75%, 08/20/16-09/20/22	312
24	ARM, 6.00%, 08/20/18	24
15	ARM, 6.25%, 08/20/21	15

	Total Mortgage Pass-Through Securities (Cost $61,256)	61,967

	U.S. Government Agency Securities — 20.0%
	Federal Farm Credit Bank,
500	2.74%, 02/02/07	498
500	3.01%, 08/06/07	493

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

300	3.05%, 07/07/08	292
400	3.63%, 12/24/07	394
	Federal Home Loan Bank System,
300	2.35%, 03/30/07	297
500	2.38%, 12/26/06	499
500	2.49%, 04/13/07	495
300	2.70%, 07/07/08	290
1,000	2.75%, 06/04/07	988
3,000	2.87%, 07/02/08	2,913
2,000	2.88%, 02/15/07	1,990
1,060	3.00%, 10/30/07	1,041
4,000	3.00%, 01/08/08	3,916
800	3.00%, 06/18/08	779
500	3.00%, 07/09/08	486
500	3.00%, 07/14/08	486
800	3.00%, 12/17/08	772
1,090	3.01%, 06/25/07	1,077
600	3.01%, 01/18/08	587
1,750	3.02%, 04/22/08	1,708
600	3.03%, 06/30/08	584
905	3.05%, 06/12/08	882
200	3.06%, 03/28/08	195
500	3.10%, 05/21/07	495
600	3.13%, 02/07/07	598
2,000	3.13%, 06/29/07	1,977
785	3.13%, 12/30/08	759
390	3.13%, 01/09/09	377
550	3.17%, 09/25/07	542
500	3.23%, 10/26/07	492
605	3.25%, 06/12/08	591
580	3.25%, 07/25/08	566
1,245	3.25%, 12/18/08	1,208
850	3.25%, 01/09/09	824
840	3.30%, 03/04/08	824
500	3.31%, 01/23/09	485
450	3.31%, 04/14/09	435
875	3.32%, 12/18/07	860
1,800	3.33%, 06/10/08	1,762
500	3.33%, 12/19/08	486
1,720	3.35%, 12/26/08	1,672
500	3.38%, 10/22/07	493
735	3.38%, 07/30/08	718
1,235	3.45%, 12/05/08	1,203
440	3.50%, 05/20/08	432
450	3.55%, 11/07/07	444
500	3.56%, 01/30/09	487
500	3.63%, 05/05/08	492
2,760	3.63%, 08/13/08	2,706
350	3.63%, 04/15/09	341
500	3.63%, 04/22/09	487
100	6.03%, 01/30/08	101
	Federal Home Loan Mortgage Corp.,
6,000	2.88%, 05/15/07	5,938
700	3.00%, 04/30/07	694
1,700	3.00%, 09/18/07	1,672
4,000	3.00%, 01/22/08	3,914
500	3.00%, 07/08/08	486
662	3.00%, 07/14/08	644
1,368	3.00%, 11/28/08	1,321
255	3.05%, 01/02/07	254
420	3.05%, 09/10/07	414
575	3.15%, 06/04/08	561
2,000	3.25%, 06/04/08	1,956
1,348	3.29%, 06/16/09	1,300
1,000	3.50%, 09/27/07	987
1,089	3.50%, 08/27/08	1,065
2,450	3.50%, 03/25/09	2,382
800	3.60%, 05/13/08	786
2,000	4.13%, 07/12/10	1,962
11,000	6.63%, 09/15/09	11,542
750	SUB, 3.13%, 02/09/07	747
775	SUB, 3.50%, 04/28/09	753
	Federal National Mortgage Association,
180	2.28%, 01/16/07	179
500	2.65%, 07/16/07	492
600	2.65%, 06/30/08	580

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

10,050	3.00%, 06/04/08	9,788
1,000	3.00%, 06/11/08	974
2,860	3.00%, 06/12/08	2,771
1,250	3.15%, 05/27/09	1,203
660	3.30%, 06/02/09	637
575	3.50%, 07/24/08	563
200	3.50%, 04/09/09	194
4,000	3.88%, 02/15/10	3,898
49,000	6.38%, 06/15/09	50,871

	Total U.S. Government Agency Securities (Cost $155,343)	156,047

	U.S. Treasury Obligations — 28.6%
	U.S. Treasury Inflation Indexed Bonds,
1,256	3.63%, 01/15/08	1,266
3,712	3.88%, 01/15/09	3,821
1,025	4.25%, 01/15/10	1,086
	U.S. Treasury Notes,
5,000	2.63%, 05/15/08	4,857
5,000	2.75%, 08/15/07	4,924
6,000	3.00%, 02/15/08	5,876
6,000	3.13%, 05/15/07	5,949
2,000	3.13%, 10/15/08	1,947
4,000	3.13%, 04/15/09	3,874
29,000	3.25%, 08/15/08 (m)	28,350
5,000	3.38%, 02/15/08	4,919
3,000	3.38%, 09/15/09	2,912
6,000	3.50%, 02/15/10	5,827
10,000	3.63%, 01/15/10	9,750
38,500	3.88%, 05/15/09 (m)	37,914
10,000	4.00%, 08/31/07	9,929
15,000	4.25%, 10/31/07	14,910
10,000	4.38%, 05/15/07	9,971
10,000	4.38%, 12/31/07	9,950
6,000	4.63%, 02/29/08	5,989
8,000	4.63%, 03/31/08	7,987
1,000	4.75%, 11/15/08	1,003
1,500	4.75%, 03/31/11	1,517
17,000	4.88%, 05/15/09	17,132
22,000	5.63%, 05/15/08 (m)	22,286

	Total U.S. Treasury Obligations (Cost $225,106)	223,946

	Foreign Government Securities — 0.4%
	International Bank for Reconstruction & Development,
1,500	5.05%, 05/29/08	1,503
544	Zero Coupon, 08/15/08	499
400	Province of Quebec Canada (Canada), 7.00%, 01/30/07	401

	Total Foreign Government Securities (Cost $2,418)	2,403

	Total Long-Term Investments (Cost $768,842)	768,234

Shares

	Short-Term Investment — 1.1%
	Investment Company — 1.1%
9,055	JPMorgan U.S. Government Money Market Fund (b) (Cost $9,055)	9,055

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 20.3%
	Asset Backed Securities — 0.9%
2,066	Countrywide Home Loans, FRN, 5.43%, 12/28/07	2,066
3,719	GSAA, Series 2006-3, Class A1, FRN, 5.40%, 02/22/08	3,719
1,438	MABS, Series 2006-NC1, Class A1, FRN, 5.40%, 02/25/08	1,438

		7,223

	Certificates of Deposit — 3.4%
9,997	Bank of New York, FRN, 5.41%, 05/02/08	9,997

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

5,000	Canadian Imperial Bank of Commerce, New York, FRN, 5.40%, 12/31/07	5,000
5,000	Mitsubishi UFJ Trust, New York, 5.35%, 02/28/07	5,000
7,000	Skandi New York, FRN, 5.33%, 08/27/07	7,000

		26,997

	Corporate Notes — 11.0%
13,000	Allstate Life Global II, FRN, 5.30%, 12/31/07	13,000
8,500	Banque Federative Du Credit, FRN, 5.32%, 07/13/07	8,500
8,000	Beta Finance, Inc., FRN, 5.37%, 01/15/08	8,000
538	Citigroup Global Markets Holdings, Inc., FRN, 5.50%, 12/12/06	538
	Citigroup Global Markets, Inc.,
1,250	FRN, 5.38%, 12/07/06	1,250
8,000	Dorada Finance, Inc., FRN, 5.37%, 01/14/08	8,000
11,000	Goldman Sachs Group, Inc., FRN, 5.42%, 11/30/07	11,000
13,000	Lehman Brothers Holdings, Inc., FRN, 5.46%, 02/28/07	13,000
8,500	Macquarie Bank Ltd., FRN, 5.34%, 12/31/07	8,500
4,000	Morgan Stanley, FRN, 5.49%, 12/31/07	4,000
4,999	National City Bank Cleveland, FRN, 5.33%, 10/04/07	4,999
5,000	Pricoa Global Funding I, FRN, 5.31%, 12/31/07	5,000

		85,787

	Funding Agreement — 1.3%
10,000	Beneficial Life Insurance Co., FRN, 5.45%, 02/28/07	10,000

	Repurchase Agreements — 2.4%
8,879	Banc of America Securities LLC, 5.32%, dated 11/30/06, due 12/01/06, repurchase price $8,880, collateralized by U.S. Government Agency Mortgages	8,879
10,000	UBS Securities LLC, 5.32%, dated 11/30/06, due 12/01/06, repurchase price $10,001, collateralized by U.S. Government Agency Mortgages	10,000

	Time Deposit — 1.3%	18,879

10,000	Deutsche Bank N.Y., FRN, 5.34%, 02/20/07	10,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $158,886)	158,886

	Total Investments — 119.7% (Cost $936,783)	936,175
	Liabilities in Excess of Other Assets — (19.7)%	(154,262)

	Net Assets — 100.0%	$781,913

Percentages indicated are based on net assets.

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$3,857
Aggregate gross unrealized depreciation		(4,465)

Net unrealized appreciation/depreciation		$(608)

Federal income tax cost of investments		$936,783

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(h)	Amount rounds to less than one thousand.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage

CMO	Collateralized Mortgage Obligation

FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2006.

HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

SUB	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2006.

VAR	Variable. The interest rate shown is the rate in effect at November 30, 2006.

JPMorgan Short Term Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)		Value ($)

	Long-Term Investments — 98.7%
	Municipal Bonds — 98.7%
	Alabama — 1.5%
250	Alabama Public Housing Authorities, Series A, Rev., FSA, 3.50%, 01/01/10	249
4,250	Jefferson County, Sub Series A-4, Rev., Adj., AMBAC, 3.50%, 12/14/06	4,250

		4,499

	Alaska — 1.8%
1,945	Alaska Energy Authority, Power, Bradley Lake, Third Series, Rev., FSA, 6.00%, 07/01/09	2,061
	Alaska Student Loan Corp.,
250	Series A, Rev., AMBAC, 5.35%, 07/01/07	252
2,915	Series A, Rev., AMBAC, 5.65%, 07/01/07	2,945

		5,258

	Arizona — 5.7%
1,365	City of Sedona, Excise Tax, Rev., MBIA, 5.00%, 07/01/08	1,396
1,000	City of Tucson GO, FGIC, 6.40%, 07/01/08	1,044
410	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 5.38%, 12/01/07	416
11,705	Maricopa County IDA, Coral Point Apartments Project, Series A, Rev., Adj., 4.95%, 03/01/07 (m)	11,726
855	Maricopa County IDA, Correctional Facilities, Phoenix West Prison, Rev., ACA, 3.50%, 07/01/08	848
1,000	Salt River Project, Agricultural Improvement & Power Distribution, Electric Systems, Series C, Rev., 6.50%, 01/01/09	1,059
450	Tucson & Prima Counties IDA, Mortgage-Backed Securities Program, Series 1A, Rev., Adj., GNMA/FNMA, 7.45%, 01/01/10	465

		16,954

	Arkansas — 1.2%
1,500	Arkansas Student Loan Authority, Series A-2, Rev., Adj., GTD STD LNS, 3.70%, 12/13/06	1,500
	Northwest Regional Airport Authority,
1,090	Rev., ACA, 4.00%, 02/01/07	1,090
1,005	Rev., ACA, 4.00%, 02/01/09	1,004

		3,594

	California — 4.2%
4,000	California Statewide Communities Development Authority, Kaiser Permanent, Series G, Rev., Adj., 2.30%, 05/01/07	3,970
3,400	City of Lodi, Electric Systems, Series B, COP, MBIA, Zero Coupon, 01/15/09 (p)	1,284
5,000	Contra Costa County, Multi-Family Housing, Pleasant Hill Bart Transit, Class A, Rev., Adj., 3.95%, 04/15/46	5,006
1,210	Orange County, Water District, Series B, COP, MBIA, 4.50%, 08/15/09	1,242
1,000	State of California, GO, 6.25%, 09/01/07	1,020

		12,522

	Colorado — 5.2%
5,750	Arapahoe County Water & Wastewater Authority, Series C, Rev., Adj., LOC: BNP Paribas, 3.13%, 12/01/07	5,616
270	Colorado Health Facilities Authority, Denver Options, Inc. Project, Rev., ACA, 4.25%, 02/01/07	270
480	Colorado Housing & Finance Authority, Multi-Family Project, Series C-3, Class I, AMT, Rev., 3.50%, 10/01/07	480
2,500	Countrydale Metropolitan District, GO, Adj., LOC: Compass Bank, 3.50%, 12/01/07	2,492
	Delta County, Memorial Hospital, District Enterprise,
1,065	Rev., 3.75%, 09/01/07	1,061
1,025	Rev., 4.10%, 09/01/08	1,023
1,155	Rev., 4.45%, 09/01/09	1,163
1,010	Denver City & County, Metropolitan Mayors Caucus, Series A, Rev., Adj., GNMA/FNMA/FHLMC COLL, 6.35%, 05/01/09	1,020
1,570	Denver City & County, Various Purpose, Series B, GO, 5.75%, 08/01/08	1,626
480	El Paso County, Single Family Mortgage, Series A, Rev., 6.20%, 05/01/12	483

		15,234

	Connecticut — 1.9%
5	City of New Haven, Series C, GO, MBIA, 5.00%, 11/01/08 (p)	5
995	City of New Haven, Unrefunded Balance, Series C, GO, MBIA, 5.00%, 11/01/08	1,023
	State of Connecticut
3,000	Series B, GO, 5.25%, 06/15/09	3,127
1,495	Series B, GO, 5.75%, 11/01/09 (p)	1,601

		5,756

JPMorgan Short Term Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Value ($)

	Delaware — 1.8%
5,250	Delaware State Health Facilities Authority, Beebe Medical Center Project, Rev., Adj., LOC: PNC Bank N.A., 2.25%, 12/08/06	5,241

	District of Columbia — 1.6%
185	District of Columbia, Unrefunded Balance, Series A, GO, MBIA-IBCC, 6.00%, 06/01/07	187
4,500	Washington Convention Center Authority, Senior Lien, Rev., AMBAC, 5.25%, 10/01/08	4,634

		4,821

	Florida — 4.9%
1,185	City of Atlantic Beach, Health Care, Fleet Landing Project, Rev., ACA, 5.25%, 10/01/08	1,212
1,600	Broward County, Resource Recovery, Wheelabrator, Series A, Rev., 5.50%, 12/01/08	1,655
2,195	Collier County School Board, COP, FSA, 5.38%, 02/15/12 (p)	2,383
1,495	Escambia County, Housing Finance Authority, Multi-County Program, Series A, Rev., GNMA/FNMA, 2.63%, 10/01/09	1,451
510	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, AMT, Rev., FSA, 4.35%, 07/01/07	510
3,500	Highlands County Health Facilities Authority, Rev., Adj., 5.00%, 11/15/29	3,609
1,550	Hillsborough County, Housing Finance Authority, Multi-Family, Oaks at Riverview Project, Series B, Rev., 2.13%, 01/01/07	1,547
2,000	University Athletic Association, Inc., Athletic Program, Rev., Adj., Zero Coupon, 10/01/31	2,010

		14,377

	Georgia — 2.5%
5,500	Coweta County, Sales Tax, GO, AMBAC, 5.00%, 03/01/11	5,819
	Monroe County Development Authority, Oglethorpe Power Corp.,
905	Series A, Rev., MBIA-IBCC, 6.70%, 01/01/09	961
500	Series A, Rev., MBIA-IBCC, 6.75%, 01/01/10	545

		7,325

	Guam — 0.4%
1,130	Guam Education Financing Foundation, Series A, COP, 5.00%, 10/01/07	1,141

	Hawaii — 0.7%
2,000	Honolulu City & County, GO, MBIA-IBCC, 5.45%, 09/11/08 (p)	2,062

	Idaho — 0.4%
1,250	Idaho Housing & Finance Association Rev., Adj., 3.58%, 12/13/06	1,250

	Illinois — 7.7%
5,000	Centerpoint Intermodal Center Program Trust, Tax Allocation, Series F3, FSA, TCR, Adj., LIQ: Lehman Brothers Special Financing, 3.61%, 12/31/06	5,000
4,345	Chicago Board of Education, Lease Certificates, Series A, COP, MBIA, 6.25%, 01/01/08	4,468
1,825	Chicago Central Loop Redevelopment, Tax Allocation, Series A, ACA, 6.50%, 12/01/08	1,917
2,250	Chicago O’Hare International Airport, General Apartment, Third Lien, Series A, Rev., MBIA, 5.00%, 01/01/09	2,313
1,000	City of Chicago, Second Lien, Rev., MBIA, 6.00%, 01/01/10 (p)	1,079
1,000	Cook County Forest Preservation District, GO, AMBAC, 5.00%, 11/15/09	1,041
780	Glenview, Multi-Family Housing, Valley Lo Towers II Project, Rev., FNMA COLL, 5.20%, 01/08/07	788
1,250	Illinois Health Facilities Authority, Centegra Health System, Rev., 5.50%, 09/01/07	1,264
1,450	Kane County, School District No. 129 Aurora West Side, Series A, GO, MBIA, 6.50%, 02/01/08	1,497
1,485	Lake County, Community Consolidated School District No. 73 Hawthorn, Capital Appreciation 2002, GO, FGIC, Zero Coupon, 12/01/06	1,485
1,675	Winnebago County, School District No. 122 Harlem-Loves Park, GO, FGIC, 6.55%, 06/01/09	1,791

		22,643

	Indiana — 1.0%
1,055	Indiana Educational Facilities Authority, Butler University Project, Rev., MBIA, 4.75%, 02/01/08	1,069
	New Albany School District, Floyd County School Building Corp., First Mortgage,
635	Rev., FGIC, 5.00%, 01/15/09	654
1,305	Rev., FGIC, 5.00%, 01/15/10	1,360

		3,083

	Louisiana — 0.5%
255	Louisiana Housing Finance Agency, Single Family Home Ownership, Series B-2, Rev., GNMA/FNMA FHA/VA, 6.20%, 12/01/07	260
	Parish of St. Mary, Solid Waste,
225	Rev., 5.40%, 03/01/08	227
280	Rev., 5.40%, 03/01/09	286
295	Rev., 5.40%, 03/01/10	303
310	Rev., 5.40%, 03/01/11	322

		1,398

JPMorgan Short Term Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Value ($)

	Maine — 0.5%
1,500	Maine Educational Authority, Series A-1, Rev., Adj., AMBAC, 3.83%, 05/16/07	1,500

	Maryland — 0.3%
770	City of Baltimore, Rev., Adj., LIQ: Morgan Stanley, 3.68%, 12/14/06	770

	Massachusetts — 4.6%
4,700	City of Quincy, Longs, Rev., Adj., FSA, 6.72%, 12/26/06	4,711
745	Commonwealth of Massachusetts, Series B, GO, 6.50%, 08/01/08 (p)	779
2,940	Massachusetts Development Finance Agency, VOA Ayer Ltd. Partnership, Series 1, AMT, Rev., LOC: Fleet National Bank, 2.85%, 12/01/06	2,940
3,000	Massachusetts Housing Finance Agency, Insured Construction Loan, Series A, Rev., FSA, 4.13%, 01/01/08	3,010
	New Bedford Housing Authority, Capital Funding Program,
605	Series A, Rev., 2.40%, 10/01/07	597
620	Series A, Rev., 2.70%, 10/01/08	607
635	Series A, Rev., 3.00%, 10/01/09	622
375	Series A, Rev., 3.20%, 10/01/10	368

		13,634

	Michigan — 0.8%
1,240	Saginaw Hospital Finance Authority, Covenant Medical Center, Series G, Rev., 4.75%, 07/01/08	1,256
1,000	Traverse City Area Public Schools, GO, FGIC, 4.35%, 05/01/08	1,012

		2,268

	Minnesota — 0.4%
1,020	Mounds View Independent, School District No. 621, Series A, GO, SD CRED PROG, 5.00%, 02/01/08	1,037

	Mississippi — 1.5%
4,540	Biloxi Housing Authority, Cadet Point Senior Village, Rev., FSA, 3.25%, 01/08/07	4,500

	Missouri — 1.5%
2,500	City of St. Louis, Lamber-St. Louis International Airport, Series A, Rev., FSA, 5.00%, 07/01/09	2,589
1,340	Missouri Development Finance Board Infrastructure, Public Safety Improvement, Series D, Rev., 5.00%, 03/01/08	1,360
665	Riverview Gardens School District, Capital Appreciation, GO, FSA, Zero Coupon, 04/01/11	564

		4,513

	Nebraska — 0.7%
1,075	Omaha Public Power District Electric, Series D, Rev., 5.10%, 02/01/08	1,094
1,000	State of Nebraska, State Information Systems Project, COP, 4.40%, 07/01/08	1,013

		2,107

	Nevada — 1.9%
5,600	County of Clark, Junior Sub Lien, Series B-1, AMT, Rev., 5.00%, 07/01/08	5,718

	New Hampshire — 1.4%
4,000	New Hampshire Business Finance Authority, Series A, Rev., Adj., 3.50%, 02/01/09	3,958
335	New Hampshire Health & Education Facilities Authority, Portsmouth Academy, Rev., ACA, 3.65%, 07/01/08	332

		4,290

	New Jersey — 2.4%
1,105	New Jersey Educational Facilities Authority, Fairleigh Dickinson University, Series D, Rev., ACA, 5.00%, 07/01/07	1,111
2,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series A, Rev., MBIA, 5.25%, 12/15/09	2,098
2,685	South Jersey Port Corp., AMT, Rev., 5.00%, 01/01/08	2,717
1,000	State of New Jersey, Series F, GO, 5.50%, 08/01/08	1,032

		6,958

	New Mexico — 1.2%
3,380	New Mexico State Transportation Commission, Senior Sub Lien Tax, Series A, Rev., 5.00%, 06/15/09 (p)	3,500

	New York — 2.6%
	City of New York,
5	Series F, GO, 5.38%, 02/01/08 (p)	5
245	Series L, GO, MBIA, 5.20%, 08/01/07 (p)	250
	City of New York, Unrefunded Balance,
1,520	Series A, GO, 6.25%, 01/08/07	1,546
495	Series F, GO, MBIA, 5.38%, 02/01/08	508
1,280	Series L, GO, MBIA, 5.20%, 08/01/07	1,307
1,810	New York State Urban Development Corp., State Facilities, Rev., 5.70%, 04/01/09	1,893
2,125	Tobacco Settlement Financing Authority, Series B-1, Rev., 4.00%, 06/01/07	2,130

		7,639

	North Carolina — 1.2%
1,000	City of Charlotte, Equipment Acquisition Project, Class A, COP, 5.00%, 03/01/07	1,004

JPMorgan Short Term Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Value ($)

	North Carolina Medical Care Commission, First Mortgage, Deerfield,
1,000	Series A, Rev., 3.13%, 11/01/09	979
1,500	Series A, Rev., 3.38%, 11/01/10	1,476
150	Robeson County, Industrial Facilities & Pollution Control Financing Authority, Campbell Soup Co. Project, Rev., 6.40%, 12/01/06	150

		3,609

	North Dakota — 0.5%
	North Dakota State Housing Finance Agency, Home Mortgage Finance,
825	Series B, Rev., 2.95%, 07/01/07	822
580	Series B, Rev., 3.30%, 07/01/08	576

		1,398

	Ohio — 5.1%
720	Belmont County, Health Systems, East Ohio Regional Hospital, Rev., ACA, 5.00%, 01/01/07	721
615	Cleveland-Cuyahoga County Port Authority, Bond Fund Program, Myers University Project, Series E, Rev., 4.65%, 05/15/14	622
6,000	Cleveland-Cuyahoga County Port Authority, Rock & Roll Hall of Fame Project, Rev, FSA, 3.60%, 12/01/07	5,946
	Columbus Regional Airport Authority, Joseph Knight Towers Projects,
200	Series A, Rev., GNMA COLL, 3.60%, 02/20/09	199
480	Series A, Rev., GNMA COLL, 4.30%, 02/20/14	482
1,690	Ohio State Building Authority, State Facilities, Adult Correction Building, Series A, Rev., 5.75%, 04/01/09	1,772
3,000	State of Ohio, Mental Health Capital Facilities, Series II-A, Rev., AMBAC, 4.00%, 08/01/09	3,036
2,000	State of Ohio, Water Development Authority, Waste Management, Solid Waste, Rev., Adj., 4.85%, 11/01/07	2,012
390	Warren Housing Development Corp., Housing Section 8 Assisted Project, Rev., LOC: Federal Home Loan Bank, 3.75%, 01/01/07	390

		15,180

	Oklahoma — 0.3%
800	Oklahoma Housing Finance Agency, Single Family Mortgage, Series B-2, Rev., AMT, GNMA/FNMA, 6.80%, 09/01/09	821

	Oregon — 1.4%
4,160	MMA Financial CDD Senior Securitization Trust, Harmony Pass-Through Certificates, Series A, Rev., Adj., LOC: Compass Bank, 3.38%, 11/01/08 (i)	4,116

	Pennsylvania — 0.8%
500	City of Philadelphia, Gas Works, Series A-1, Rev., FSA, 5.00%, 09/01/09	518
1,265	Erie Higher Education Building Authority, Gannon University Project, Series F, Rev., Adj., LOC: PNC Bank N.A., 2.25%, 01/15/07	1,261
400	Pennsylvania State Higher Educational Facilities Authority, Allegheny Delaware Obligation, Series A, Rev., MBIA, 5.60%, 11/15/09	421
145	Pennsylvania Sate Housing Finance Agency, AMT, Single Family Mortgage, Series 65A, Rev., 4.60%, 10/01/08	147

		2,347

	Puerto Rico — 0.4%
1,295	Commonwealth of Puerto Rico, Unrefunded Balance, Public Improvement, Series A, GO, 5.00%, 07/01/08	1,320

	Rhode Island — 1.4%
3,975	Rhode Island Refunding Bond Authority, Series A, AMBAC, Rev., 5.25%, 02/01/08	4,088

	South Carolina — 0.4%
1,160	Charleston County School District Development Corp., Series B, GO, SCSDE, 5.00%, 02/01/10	1,212

	Tennessee — 3.5%
985	Clarksville Natural Gas Acquisition Corp., Rev., 5.00%, 12/15/07	998
2,500	Knox County Health Educational & Housing Facilities Board, Ft. Sanders Alliance, Rev., MBIA, 7.25%, 01/01/08	2,596
1,000	Tennessee Energy Acquisition Corp., Series B, Rev., AMBAC, 5.00%, 09/01/07	1,010
5,895	Tennessee Housing Development Agency, Homeownership Program Issue 3A, Rev., AMT, GO, Zero Coupon, 0.00%, 07/01/07	5,748

		10,352

	Texas — 7.7%
	Austin Independent School District, Capital Appreciation,
1,035	GO, FGIC, Zero Coupon, 08/01/10	899
1,205	GO, FGIC, Zero Coupon, 08/01/11	1,010
2,900	Brazos River Harbor Navigation District, Dow Chemical Co. Project, Series A-3, AMT, Rev., Adj., 4.95%, 05/15/07	2,915
975	City of Arlington, Permanent Improvement, GO, 5.00%, 08/15/07 (p)	985
1,000	City of El Paso, Water & Sewer, Rev., AMBAC, 5.00%, 03/01/07	1,004
4,590	City of Houston, Junior Lien, Student Fee, Series A, Rev., MBIA, 5.38%, 04/15/11 (p)	4,909
5,275	City of Houston, Water & Sewer System, Series B, Rev., FGIC, 5.25%, 12/01/10 (p)	5,597
2,785	City of San Antonio, Electric & Gas Systems, Series A, Rev., 5.00%, 02/01/12	2,963
1,350	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A-1, Rev., Adj., MBIA, 3.70%, 12/13/06	1,350
1,195	Keller Higher Education Facilities Corp., Series A, Rev., RADIAN, 4.25%, 06/01/08	1,199

		22,831

JPMorgan Short Term Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Value ($)

	Virginia — 3.4%
1,000	Big Stone Gap Redevelopment & Housing Authority, Rev., 5.00%, 09/01/08	1,024
5,100	Virginia Beach Development Authority, Sentara Health Systems, Series A, Rev., 5.00%, 12/01/11	5,439
2,985	Virginia Beach Development Authority, Sentara Health Systems, Rev., 5.25%, 11/01/08	3,104
350	Virginia Housing Development Authority, Rental Housing, Series F, AMT, Rev., 4.40%, 05/01/07	351

		9,918

	Washington — 6.1%
1,000	Energy Northwest, Wind project, Rev., MBIA, 5.00%, 07/01/10	1,047
2,835	King County, Limited Tax, Series B, GO, 4.00%, 01/01/09	2,862
3,000	Washington Health Care Facilities Authority, Series B, Rev., Adj., 3.73%, 12/08/06	3,000
	Washington State Public Power Supply System,
2,500	Series A, Rev., 5.75%, 07/01/08	2,584
3,735	Series A, Rev., MBIA-IBCC, Zero Coupon, 07/01/07 (p)	3,658
1,475	Washington Public Power Supply System, Compound Interest, Series A, Rev., Zero Coupon, 07/01/07 (p)	1,444
3,550	Washington Public Power Supply System, Unrefunded Balance, Compound Interest, Series A, Rev., Zero Coupon, 07/01/07 (p)	3,477

		18,072

	Wisconsin — 3.2%
7,400	Badger TOB Asset Securitization Corp., Asset-Backed, Rev., 5.00%, 06/01/08 (m)	7,492
2,000	State of Wisconsin, Series A, GO, 5.00%, 05/01/07	2,012

		9,504

	Wyoming — 0.5%
1,620	Tenton County Hospital District, St. John’s Medical Center, Rev., 5.25%, 12/01/06 (i)	1,620

	Total Municipal Bonds (Cost $293,474)	291,980

Shares

	Short-Term Investments — 0.3%
	Investment Company — 0.3%
896	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $896)	896

	Total Investments — 99.0% (Cost $294,370)	292,876
	Other Assets In Excess of Liabilities — 1.0%	2,829

	Net Assets — 100.0%	$295,705

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

ACA	Insured by American Capital Access
Adj.	Adjustable. The interest rate shown is the rate in effect at November 30, 2006.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COLL	Collateral
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
GTD STD LNS	Guaranteed Student Loans
IBCC	Insured Bond Custodial Certificate
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
LIQ	Liquidity Agreement
LOC	Letter of Credit
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SCSDE	South Carolina School District Enhancement
SD CRED PROG	School District Credit Program
TCR	Transferable Custodial Receipts
VA	Veterans Administration

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$421
Aggregate gross unrealized depreciation	(1,915)

Net unrealized appreciation/depreciation	$(1,494)

Federal income tax cost of investments	$294,370

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 99.0%
	Municipal Bonds — 99.0%
	Alabama — 0.8%
8,000	Alabama State Public School & College Authority, Capital Improvement, Series C, Rev., 5.75%, 07/01/09 (m)	8,518

	Alaska — 1.0%
	Alaska Energy Authority, Power, Bradley Lake,
3,485	Fourth Series, Rev., FSA, 6.00%, 07/01/17 (m)	4,114
3,915	Fourth Series, Rev., FSA, 6.00%, 07/01/19 (m)	4,692
2,000	City of Anchorage, Schools, Series B, GO, FGIC, 5.88%, 12/01/10 (m) (p)	2,174

		10,980

	Arkansas — 0.2%
2,500	Rogers Ark Water Revenue, Improvement, Rev., FSA, 4.38%, 11/01/16	2,516

	Arizona — 2.1%
	Arizona School Facilities Board, State School Trust,
6,735	Series A, Rev., AMBAC, 5.75%, 07/01/14 (m)	7,638
2,290	Series A, Rev., AMBAC, 5.25%, 07/01/11 (m)	2,457
2,450	Arizona State Transportation Board, Highway, Sub-Series A, Rev., 5.25%, 07/01/12	2,663
1,385	City of Glendale, Water and Sewer, Sub Lien, Rev., FGIC, 5.25%, 07/01/15	1,549
1,000	Maricopa County, Unified School District No. 89-Dysart, GO, FGIC, 5.25%, 07/01/20	1,154
450	Maricopa County, Unified School District No. 89-Dysart, School Improvement Project of 2002, Series B, GO, FSA, 5.25%, 07/01/14 (p)	500
1,090	Show Low IDA, Navapache Regional Medical Center, Series A, Rev., ACA, 5.25%, 12/01/07	1,126
	University of Arizona,
2,090	Series A, COP, AMBAC, 5.00%, 06/01/15	2,276
2,240	Series B, COP, AMBAC, 5.00%, 06/01/15	2,439

		21,802

	California — 14.4%
4,200	California Health Facilities Financing Authority, Marshall Medical Center, Series A, Rev., CA MTG INS, 5.00%, 11/01/14	4,418
	California State Department of Water Resources, Power Supply,
2,000	Series A, Rev., MBIA-IBC, 5.25%, 05/01/12 (p)	2,194
4,000	Series A, Rev., XLCA, 5.38%, 05/01/12 (p)	4,413
2,750	California State Public Works Board, Department of Corrections, Series C, Rev., 5.50%, 12/01/13	3,049
3,000	California State Public Works Board, Department of Mental Health, Coalinga, Series A, Rev., 5.50%, 06/01/14	3,347
	California State University, Systemwide,
5,915	Series A, Rev., FGIC, 5.00%, 05/01/13	6,274
2,950	Series C, Rev., MBIA, 5.00%, 11/01/15	3,197
4,000	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home, Rev., CA ST MTG, 5.25%, 11/01/13	4,273
350	Chico Public Financing Authority, Merged Redevelopment Project, Tax Allocation, MBIA, 5.00%, 04/01/10	371
430	Chino Valley Unified School District, Series A, COP, GO, FSA, 5.38%, 08/01/12	473
3,555	City of Oakland, Sewer System, Series A, Rev., FSA, 5.00%, 06/15/14	3,791
2,210	City of Riverside, Electric, Rev., FSA, 5.25%, 10/01/11 (p)	2,407
7,270	Clovis Unified School District, Election 2004, Series B, GO, MBIA, 5.00%, 08/01/16	7,911
1,000	Fullerton University Foundation, Series A, Rev., MBIA, 5.75%, 07/01/10	1,079
250	Los Angeles Department of Water & Power, Series C, Rev., MBIA, 5.25%, 07/01/14	276
3,470	Los Angeles Harbor Department, Rev., 7.60%, 10/01/18 (p)	4,282
1,045	Los Angeles Unified School District, Series A, GO, MBIA, 5.38%, 07/01/13 (p)	1,162
10,000	Los Angeles Unified School District, Election of 1997, Series E, GO, MBIA, 5.13%, 07/01/12 (p)	10,849
2,920	Napa Valley Unified School District, Election 2002, GO, FGIC, 5.00%, 08/01/16	3,169
100	Nevada Union High School District, New Haven, GO, FSA, 12.00%, 08/01/09	121
5,350	Orange County Development Agency, Santa Ana Heights Project Area, Tax Allocation, AMBAC, 5.25%, 09/01/13	5,859
2,455	Pomona Public Financing Authority, Merged Redevelopment Project Area, Series AH, Rev., AMBAC, 5.25%, 02/01/13	2,676
50	Pomona Unified School District, Series A, GO, MBIA, 6.10%, 02/01/20	62

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

6,650	San Bernardino City, University School District, Series A, GO, FGIC, 5.75%, 08/01/09 (p)	7,108
2,555	San Bernardino Joint Powers Financing Authority, Tax Allocation, Series A, FSA, 5.75%, 10/01/25	3,139
4,500	San Diego Unified School District, Election 1998, Series G-1, GO, FSA, 5.25%, 07/01/28	5,366
2,000	San Jose Evergreen Community College District, Series A, GO, AMBAC, 5.25%, 09/01/14	2,216
160	San Mateo County Transportation District, Series A, Rev., MBIA, 5.25%, 06/01/19	184
4,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., MBIA, 6.25%, 07/01/24	5,703
	Saugus Union School District, Capital Appreciation,
4,175	GO, FGIC, 5.25%, 08/01/19	4,788
6,765	GO, FGIC, Zero Coupon, 08/01/22	3,479
8,620	South Orange County, Public Financing Authority, Foothill Area, Series A, Special Tax, FGIC, 5.25%, 08/15/14	9,537
	State of California,
5,000	GO, 5.00%, 08/01/13	5,265
3,000	GO, 5.25%, 02/01/13	3,252
5,000	GO, XLCA-ICR, 5.00%, 02/01/12	5,310
5,500	State of California, Economic Recovery, Series A, GO, 5.00%, 07/01/11	5,864
4,550	Sweetwater Union High School District, Series A, Special Tax, FSA, 5.00%, 09/01/15	4,852
2,060	University of California, Series G, Rev., FGIC, 5.00%, 5/15/13	2,206
6,710	University of California, Multiple Purpose Projects, Series Q, Rev., FSA, 5.00%, 09/01/11	7,095
2,000	West Valley-Mission Community College District, Election 2004, Series A, GO, FSA, 5.00%, 08/01/16	2,176

		153,193

	Colorado — 2.0%
	Denver City & County, Airport,
1,600	Series A, Rev., AMBAC, 6.00%, 11/15/10	1,728
6,925	Series D, Rev., AMBAC-TCRS, 7.75%, 11/15/13	7,890
2,000	Douglas County School District No. Re-1 Douglas & Elbert Counties, GO, FGIC, ST AID WITHHLDG, 5.75%, 12/15/14	2,280
10,000	E-470 Public Highway Authority, Capital Appreciation, Series B, Rev., MBIA, Zero Coupon, 09/01/22	5,132
	Larimer County School District No. R-001 Poudre,
925	COP, MBIA, 5.00%, 12/15/11	987
1,030	COP, MBIA, 5.00%, 12/15/12	1,109
805	COP, MBIA, 5.00%, 12/15/13	875
1,150	Weld & Adams Counties School District No. RE-3J, GO, FSA, ST AID WITHHLDG, 5.00%, 12/15/14	1,249

		21,250

	Connecticut — 0.4%
1,425	City of Waterbury, Series A, GO, FSA, 5.50%, 04/01/12 (p)	1,561
1,420	Connecticut State Health & Educational Facility Authority, Eastern Connecticut, Series A, Rev., RADIAN, 6.38%, 07/01/10 (p)	1,565
1,320	Connecticut State Health & Educational Facility Authority, Eastern Connecticut, Unrefunded Balance, Series A, Rev., RADIAN, 6.38%, 07/01/16	1,443

		4,569

	Delaware — 0.6%
5,000	Delaware State Economic Development Authority, Osteopathic Hospital Association, Series A, Rev., GO OF HOSP, 6.90%, 01/01/18 (p)	6,155

	District of Columbia — 2.1%
	District of Columbia,
65	Series A, GO, MBIA-IBC, 6.00%, 06/01/07 (p)	66
3,965	Series B, GO, MBIA, 6.00%, 06/01/19	4,783
10,950	District of Columbia, George Washington University, Series A, Rev., MBIA, 6.00%, 09/15/09	11,734
420	District of Columbia, Unrefunded Balance, Series A, GO, MBIA-IBC, 6.00%, 06/01/07	424
5,000	Washington Metropolitan Area Transit Authority, Rev., MBIA, 5.00%, 07/01/12	5,380

		22,387

	Florida — 3.2%
3,750	City of Lakeland, Electric & Water System, First Lien, Series B, Rev., FSA, 6.05%, 10/01/14	4,371
2,005	Florida Municipal Loan Council, Series A, Rev., MBIA, 5.00%, 02/01/15	2,146
5,000	Highlands County Health Facilities Authority, Hospital, Adventist Sunbelt, Series A, Rev., 6.00%, 11/15/11 (p)	5,580
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., FGIC, 6.00%, 10/01/18	3,808
2,415	Hillsborough County, Parks & Recreation Program, GO, MBIA, 5.25%, 07/01/25	2,839
	Orange County, Health Facilities Authority,
3,760	Series A, Rev., MBIA, 6.25%, 10/01/12 (p)	4,287
1,580	Series C, Rev., MBIA, 6.25%, 10/01/12 (p)	1,801
	Orange County, Health Facilities Authority, Unrefunded Balance,
1,255	Series A, Rev., MBIA, 6.25%, 10/01/12	1,419
680	Series C, Rev., MBIA, 6.25%, 10/01/12	769

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,475	Peace River/Manasota Regional Water Supply Authority, Utility System, Series A, Rev., FSA, 5.00%, 10/01/15	2,673
	Santa Rosa Bay Bridge Authority, Capital Appreciation,
500	Rev., ACA-CBI, MBIA-IBC, Zero Coupon, 07/01/19	299
2,255	Rev., ACA-CBI, MBIA-IBC, Zero Coupon, 07/01/20	1,287
1,970	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.50%, 10/01/15	2,194

		33,473

	Georgia — 7.7%
1,500	City of Fairburn, Combined Utilities, Rev., 5.75%, 10/01/10	1,585
10,000	Dalton Development Authority, Hamilton Healthcare System, Rev., MBIA, 5.50%, 08/15/26 (k)	11,940
7,115	De Kalb County Housing Authority, Fox Hollow Apartment, Rev., Adj., 7.00%, 05/15/07 (p)	7,219
	Forsyth County School District,
600	GO, ST AID WITHHLDG, 6.00%, 02/01/10 (p)	6,552
7,700	GO, ST AID WITHHLDG, 5.75%, 02/01/10 (p)	8,351
	Georgia Municipal Electric Authority,
4,000	Series B, Rev., 6.20%, 01/01/10	4,293
4,500	Series BB, Rev., MBIA-IBC, 5.25%, 01/01/25	5,257
2,490	Series C, Rev., MBIA-IBC, 5.25%, 01/01/25	2,909
10,485	Metropolitan Atlanta Rapid Transit Authority, Series P, Rev., AMBAC, 6.25%, 07/01/20	12,472
6,555	Peach County Development Authority, State University Foundation Property, Rev., AMBAC, 4.50%, 06/01/16	6,661
3,110	Savannah EDA, College of Art & Design Project, Rev., 6.60%, 10/01/09 (p)	3,409
	State of Georgia,
5,000	Series B, GO, 6.30%, 03/01/10	5,427
5,500	Series B, GO, 6.00%, 03/01/12	6,160

		82,235

	Hawaii — 0.5%
4,500	Honolulu City & County, Series A, GO, 7.35%, 07/01/08	4,755

	Idaho — 0.1%
1,320	University of Idaho, Student Fee, Recreation Center Project, Rev., FSA, 6.00%, 04/01/09	1,402

	Illinois — 5.3%
10,000	Chicago O’Hare International Airport, Passenger Facility Charge, Series A, Rev., AMBAC, 5.63%, 01/05/07	10,203
1,750	Chicago Public Building Commission Building, Series A, Rev., MBIA, 7.00%, 01/01/20 (p)	2,278
3,990	Cook County Community High School District No. 219-Niles Township, GO, FGIC, 8.00%, 12/01/15	5,301
3,130	Cook-Kane Lake & Machinery Counties Community College District No. 512, William Rainey Harper College, GO, 5.00%, 12/01/12	3,370
3,960	Illinois Health Facilities Authority, Revolving Fund, Series A, Rev., Adj., 5.50%, 08/01/11	4,323
770	Illinois Housing Development Authority, Multi-Family Program, Series 3, Rev., 6.10%, 01/05/07	771
7,000	Metropolitan Pier & Exposition Authority, McCormick Plan Expansion Project, Dedicated State Tax, Rev., FGIC, 5.50%, 12/15/09	7,416
	Regional Transportation Authority,
2,425	Rev., MBIA, 6.25%, 07/01/15	2,878
6,000	Rev., MBIA, 6.50%, 07/01/30	8,220
4,000	Series D, Rev., FGIC, 7.75%, 06/01/19	5,303
4,725	State of Illinois, Sales Tax, Series P, Rev., 6.50%, 06/15/22	5,819

		55,882

	Indiana — 2.1%
1,550	Beech Grove School Building Corp., First Mortgage, Rev., MBIA, 6.25%, 07/05/16	1,782
55	City of Indianapolis, Gas Utilities, Rev., 7.00%, 01/05/07 (p)	56
3,000	Indiana Municipal Power Agency Supply System, Series B, Rev., MBIA, 5.50%, 01/01/16	3,376
8,750	Indiana Transportation Finance Authority, Series A, Rev., 6.80%, 12/01/16 (m)	10,476
885	Indiana Transportation Finance Authority, Highway, Series A, Rev., 7.25%, 06/01/15 (p)	990
3,115	Indiana Transportation Finance Authority, Unrefunded Balance, Airport Facility, Series A, Rev., 7.25%, 06/01/15	3,746
1,180	Vincennes Community School Building Corp., First Mortgage, Rev., FSA, 6.00%, 01/05/07	1,206
1,000	Whitko Middle School Building Corp., First Mortgage, Rev., FSA, 5.88%, 01/05/07	1,023

		22,655

	Kansas — 0.3%
3,050	Johnson County Unified School District 232, Series A, GO, FSA, 5.25%, 09/01/15	3,357

	Kentucky — 0.4%
4,090	Louisville & Jefferson County Metropolitan Sewer District, Series A, Rev., FGIC, 5.63%, 11/15/09	4,355

	Louisiana — 3.1%
7,970	City of Baton Rouge, Public Improvement, Series A, Rev., FGIC, 5.25%, 08/01/08	8,295

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

7,505	City of Shreveport, Series A, GO, FGIC, 5.25%, 05/01/09 (p)	7,805
12,330	City of St. Bernard Parish, Sales & Use Tax, Rev., FSA, 5.00%, 03/01/14	13,295
3,040	State of Louisiana, Gas & Fuels Tax, Series A, Rev., AMBAC, 5.38%, 06/01/12	3,276

		32,671

	Maryland — 0.3%
2,750	State of Maryland, State & Local Facilities Lien, Capital Improvement, Series A, GO, 5.50%, 03/01/15	3,134

	Massachusetts — 1.2%
290	City of Auburn, GO, AMBAC, 5.13%, 06/01/14	315
470	City of Pittsfield, GO, MBIA, ST AID WITHHLDG, 5.13%, 04/12/12	504
2,050	Commonwealth of Massachusetts, Federal Highway, Series A, Rev., GAN, 5.75%, 12/15/10	2,210
4,185	Massachusetts Bay Transportation Authority, General Transportation Systems, Series A, Rev., GO, FGIC, 5.50%, 03/01/09 (p)	4,402
2,250	Massachusetts Port Authority, Series B, Rev., AMT, FSA, 5.50%, 07/01/09	2,356
1,975	Massachusetts State College Building Authority, Series A, Rev., 7.50%, 05/01/14	2,410

		12,197

	Michigan — 5.4%
5,825	Ann Arbor School District, School Building & Site, GO, 4.50%, MBIA, Q-SBLF, 05/01/16 (m)	5,932
1,375	Armada Area Schools Building & Site, GO, MBIA, Q-SBLF, 5.00%, 05/01/15	1,477
5,240	Clinton Township Building Authority, Rev., AMBAC, 5.50%, 11/01/17	5,985
1,125	Fenton Area Public Schools, GO, FGIC, Q-SBLF, 5.00%, 05/01/15	1,230
3,000	L’Anse Creuse Public Schools, GO, FSA, Q-SBLF, 5.00%, 11/01/14	3,261
1,410	Madison District Public Schools, GO, FGIC, Q-SBLF, 5.00%, 05/01/15	1,547
10,000	Michigan State Hospital Finance Authority, Ascension Health Credit, Series A, Rev., MBIA, 6.25%, 11/15/09 (p)	10,845
15,000	Michigan Strategic Fund, Detroit Education Community Center Convention, Rev., Adj., AMBAC, 4.85%, 09/01/30	15,685
1,670	Rockford Public School District, GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,808
1,250	State of Michigan, Trunk Line Fund, Rev., FSA, 5.25%, 5/15/15	1,395
1,520	State of Michigan, Trunk Line Fund, Rev., FSA, 5.50%, 11/01/18	1,770
2,700	Western Michigan University, Rev., FGIC, 4.38%, 05/15/15	2,737
	Willow Run Community Schools,
1,465	GO, FSA, Q-SBLF, 5.00%, 05/01/13	1,583
1,650	GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,811

		57,066

	Minnesota — 0.3%
2,410	Farmington Independent School District No. 192, School Building, Series A, GO, FSA, SD CRED PROG, 4.50%, 02/01/16	2,483
535	Minnesota Housing Finance Agency, Rental Housing, Series D, Rev., MBIA, 5.90%, 01/05/07	537

		3,020

	Mississippi — 1.0%
7,940	Mississippi Development Bank Special Obligation, Gulfport Water & Sewer Project, Rev., FSA, 6.00%, 07/01/12 (m) (p)	9,044
1,000	State of Mississippi, Series D, GO, MBIA-IBC, 5.00%, 11/01/19	1,121

		10,165

	Missouri — 0.6%
1,105	City of Sikeston, Electric, Rev., MBIA, 6.00%, 06/01/16	1,311
1,505	Jackson County Public Building Corp., Capital Improvements Project, Rev., 5.00%, 12/01/13	1,595
2,250	St. Louis Municipal Finance Corp., Convention Center Project, Rev., AMBAC, 5.25%, 07/15/13	2,467
1,000	University of Missouri, Curators University, Series B, Rev., 5.00%, 11/01/13	1,079

		6,452

	Montana — 0.6%
990	Montana State Board of Regents, Higher Education, Series H, Rev., AMBAC, 5.00%, 11/15/14	1,077
4,925	Montana State Board of Regents, Montana State University, Series I, Rev., AMBAC, 5.00%, 11/15/14	5,329

		6,406

	Nevada — 1.5%
5,000	Clark County School District, Series A, GO, MBIA, 7.00%, 06/01/11	5,688
6,000	Director of the State of Nevada Department of Business & Industry, Capital Appreciation, Las Vegas Monorail, Rev., AMBAC, Zero Coupon, 01/01/16	4,168

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

6,000	Truckee Meadows Water Authority, Series A, Rev., FSA, 5.00%, 07/01/11	6,287

		16,143

	New Jersey — 3.0%
4,200	Freehold Regional High School District, GO, FGIC, 5.60%, 03/01/10 (p)	4,469
	Hudson County Improvement Authority, Capital Appreciation,
820	Series A, Rev., MBIA, CNTY GTD, Zero Coupon, 12/15/23	402
825	Series A, Rev., MBIA, CNTY GTD, Zero Coupon, 12/15/24	386
1,330	Series A, Rev., MBIA, CNTY GTD, Zero Coupon, 12/15/30	477
1,805	Series A, Rev., MBIA, CNTY GTD, Zero Coupon, 12/15/31	620
2,000	Series A, Rev., MBIA, CNTY GTD, Zero Coupon, 12/15/32	656
1,000	Jersey City, School Improvement, Series B, GO, AMBAC, 5.25%, 03/01/16	1,121
7,500	New Jersey EDA, Cigarette Tax, Rev., 5.63%, 06/15/17	7,573
1,145	New Jersey State Educational Facilities Authority, Fairleigh Dickinson University, Series G, Rev., 5.70%, 07/01/08 (p)	1,188
5,000	New Jersey State Highway Authority, Senior Parkway, Rev., 6.20%, 01/01/10 (p)	5,272
2,900	New Jersey State Transit Corp., Federal Transportation Administration Grants, Series B, COP, AMBAC, 5.50%, 09/15/12	3,175
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
1,000	Series A, Rev., 5.75%, 06/15/15 (p)	1,156
5,000	Series C, Rev., MBIA, 5.25%, 06/15/15 (p)	5,598

		32,093

	New Mexico — 0.5%
4,685	Los Alamos County, Utilities, Series A, Rev., FSA, 5.00%, 07/01/13	5,061
730	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series G, Rev., Adj., GNMA/FNMA/FHLMC COLL, 5.90%, 07/01/07	743

		5,804

	New York — 16.3%
1,390	Coxsackie-Athens Central School District, GO, FSA, ST AID WITHHLDG, 5.00%, 6/15/15	1,526
300	Erie County Industrial Development Agency, City of Buffalo Project, Rev., FSA, ST AID WITHHLDG, 5.75%, 5/01/12	332
3,000	Metropolitan Transportation Authority, Series A, Rev., 5.13%, 07/01/12	3,200
	New York City,
6,040	Series A, GO, 6.00%, 05/15/10 (p)	6,585
25	Series F, GO, MBIA-IBC, 5.25%, 02/01/08 (p)	26
7,885	Series F, GO, 6.00%, 01/15/13 (p)	8,944
	New York City, Unrefunded Balance,
745	Series A, GO, 6.00%, 05/15/10	807
2,375	Series F, GO, 5.25%, 08/01/16	2,441
9,255	GO, 6.00%, 01/15/13	10,396
2,850	New York City Municipal Water Finance Authority, Series A, Rev., 5.75%, 06/15/09 (p)	3,033
565	New York City Municipal Water Finance Authority, Water & Sewer System, Unrefunded Balance, Series B, Rev., 6.00%, 06/15/10	614
1,330	New York City Transitional Finance Authority, Series A-1, Rev., 5.00%, 11/01/15	1,445
10,000	New York City Transitional Finance Authority, Fiscal 2007, Series S-1, Rev., FGIC, ST AID WITHHLDG, 5.00%, 01/15/17	10,843
	New York City Transitional Finance Authority, Future Tax Secured,
695	Series B, Rev., 5.50%, 02/01/11 (p)	754
3,000	Series B, Rev., Adj., 5.25%, 02/01/11	3,192
17,000	Series C, Rev., 5.50%, 05/01/10 (p)	18,249
2,305	New York City Transitional Finance Authority, Future Tax Secondary, Unrefunded Balance, Series B, Rev., 5.50%, 02/01/11	2,487
2,900	New York Convention Center Operating Corp., Yale Building Acquisition Project, COP, 5.25%, 06/01/07 (p)	2,949
3,900	New York Municipal Bond Bank Agency, Series C, Rev., ST AID WITHHLDG, 5.25%, 06/01/13	4,204
2,000	New York State Dormitory Authority, City University, Series A, Rev., CONS, AMBAC-TCRS, 5.75%, 07/01/13	2,177
	New York State Dormitory Authority, City University System,
5,000	Series A, Rev., CONS, FSA-CR, 5.75%, 07/01/13	5,515
3,000	Series A, Rev., CONS, FGIC, 5.13%, 07/01/10 (p)	3,165
3,020	New York State Dormitory Authority, State University Dorm Facilities, Series B, Rev., MBIA, 5.25%, 07/01/15	3,360
2,575	New York State Environmental Facilities Corp., Municipal Water Financing Authority, Series B, Rev., SUB, 5.00%, 06/15/16	2,823
	New York State Environmental Facilities Corp., Revolving Funds, New York City Municipal Water Project,
9,345	Series D, Rev., 5.38%, 6/15/12	10,186
14,405	Series E, Rev., SUB, 5.38%, 06/15/12	15,709
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
2,855	Series A, Rev., 5.38%, 03/15/12	3,097
1,475	Series A, Rev., 5.38%, 03/15/12 (p)	1,608
26,000	Port Authority of New York & New Jersey, 93rd Series, Rev., CONS, GO, 6.13%, 06/01/24 (m)	32,233
10	Rome City School District, GO, FGIC, ST AID WITHHLDG, 5.00%, 06/15/12	11
6,000	Tobacco Settlement Financing Corp., Series C-1, Rev., 5.50%, 06/01/13	6,586

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,000	Tobacco Settlement Financing Corp., Asset Backed, Series A-1, Rev., 5.50%, 06/01/13	3,299
	Utica Industrial Development Agency, Civil Facilities, Munson-Williams Proctor,
915	Series A, Rev., 5.38%, 07/15/09 (p)	974
985	Series A, Rev., 5.38%, 07/15/09	1,041

		173,811

	North Carolina — 2.6%
6,600	City of Charlotte, GO, 5.50%, 06/01/10 (p)	7,144
4,400	Cumberland County, GO, 5.70%, 03/01/10 (p)	4,771
35	North Carolina Housing Finance Agency, Single Family Mortgage, Series FF, Rev., AMT, FHA, 6.25%, 01/05/07	36
14,800	Gaston County Schools, GO, FSA, 4.38%, 04/01/16	15,405

		27,356

	North Dakota — 1.1%
4,325	City of Bismarck, Healthcare Facilities, St. Alexius Medical Center, Series A, Rev., FSA, 5.25%, 07/01/08	4,493
5,000	Mercer County, Antelope Valley Station, Rev., AMBAC, 7.20%, 06/30/13	5,733
1,300	North Dakota State Water Commission, Water Development & Management Program, Series A, Rev., MBIA, 5.00%, 08/01/15	1,417

		11,643

	Ohio — 3.1%
1,500	Chillicothe City School District, School Improvement, GO, FGIC, 5.25%, 12/01/14	1,649
1,220	City of Cincinnati, Various Purpose, Series A, GO, 5.00%, 12/01/15	1,325
7,000	City of Cleveland, Cleveland Stadium Project, COP, AMBAC, 5.25%, 11/15/07	7,240
780	Cleveland-Cuyahoga County Port Authority, Building Funding Program, Columbia National, Series D, Rev., 5.00%, 11/15/15	789
2,055	Cleveland-Cuyahoga County Port Authority, Port Development Cleveland Bond Fund, Series C, Rev., 5.95%, 05/15/12	2,194
2,965	Hamilton County, Sales Tax, Series B, Rev., AMBAC, SUB, 5.75%, 12/01/10	3,200
1,395	Indian Hill Exempt Village School District, School Improvement, GO, 5.00%, 12/01/17	1,555
3,000	Lucas County, Hospital, Promedica Healthcare Obligation Group, Rev., AMBAC, 5.63%, 11/15/09	3,186
1,055	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.25%, 12/01/14	1,168
5,635	RiverSouth Authority, RiverFront Area Redevelopment, Series A, Rev., 5.25%, 06/01/14	6,138
	Toledo-Lucas County Port Authority, Northwest Bond Fund,
1,400	Series A, Rev., 6.00%, 05/15/11	1,453
1,650	Series C, Rev., LOC: Fifth Third Bank, 6.38%, 11/15/13	1,810
885	Toledo-Lucas County Port Authority, Northwest Bond Fund, Woodsage Project, Series B, Rev., 5.40%, 05/15/14	932

		32,639

	Oklahoma — 0.0% (g)
470	Oklahoma State Housing Finance Agency, Single Family Housing, Series B-2, Rev., AMT, GNMA/FNMA COLL, 6.80%, 09/01/09	483

	Oregon — 0.6%
1,215	Tri-County Metropolitan Transportation District, Limited Tax Pledge, Series A, Rev., FSA, 5.00%, 09/01/15	1,334
5,000	Washington County Unified Sewerage Agency, Senior Lien, Series A, Rev., FGIC, 5.75%, 10/01/10	5,394

		6,728

	Pennsylvania — 0.9%
2,375	Delaware River Port Authority of Pennsylvania & New Jersey, Rev., FSA, 5.63%, 01/01/10	2,512
6,500	Pennsylvania IDA, Economic Development, Rev., AMBAC, 5.50%, 07/01/12	7,156

		9,668

	Puerto Rico — 2.4%
5,655	Commonwealth of Puerto Rico, GO, MBIA, 6.00%, 07/01/16	6,737
10,000	Puerto Rico Electric Power Authority, Series KK, Rev., MBIA, 5.50%, 07/01/15 (m)	11,400
5,000	Puerto Rico Highway & Transportation Authority, Series B, Rev., 6.00%, 07/01/10 (p)	5,453
1,630	Puerto Rico Public Buildings Authority, Government Facilities, Series A, Rev., AMBAC, 6.25%, 07/01/11	1,820

		25,410

	South Carolina — 2.0%
1,565	Berkeley County, Water & Sewer, Rev., MBIA, 5.25%, 06/01/13 (p)	1,716
290	Berkeley County, Water & Sewer, Unrefunded Balance, Rev., MBIA, 5.25%, 06/01/13	316
1,000	Charleston County, Transition Sales Tax, GO, ST AID WITHHLDG, 5.00%, 11/01/15	1,089
2,450	Charleston Educational Excellence Finance Corp., Charleston County School District Project, Rev., 5.00%, 12/01/14	2,624

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

4,100	Georgetown County School District, GO, 5.75%, 03/01/11 (p)	4,453
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.75%, 01/01/20 (p)	5,063
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., FGIC, 6.75%, 01/01/20	5,909

		21,170

	South Dakota — 0.9%
	Heartland Consumers Power District, Electric,
3,476	Rev., 6.38%, 01/01/16 (p)	3,896
2,475	Rev., 7.00%, 01/01/16 (p)	2,803
2,500	Rev., FSA, 6.00%, 01/01/17	2,957

		9,656

	Tennessee — 0.7%
1,000	City of Franklin, Water & Sewer, GO, 5.00%, 04/01/23	1,133
	Knox County Health Educational & Housing Facilities Board, FT Sanders Alliance,
1,360	Rev., MBIA, 7.25%, 01/01/09	1,458
1,300	Rev., MBIA, 7.25%, 01/01/10	1,435
3,000	Metropolitan Government Nashville & Davidson County, Rev., FGIC, 5.20%, 01/01/13	3,271

		7,297

	Texas — 3.9%
445	City of Austin, Certificates of Obligation, GO, MBIA, 5.00%, 09/01/14	482
	City of Austin, Town Lake Park Community Events,
1,360	Rev., FGIC, 5.00%, 11/15/14	1,486
1,590	Rev., FGIC, 5.00%, 11/15/15	1,742
1,080	City of Austin, Water & Wastewater, Series A, Rev., AMBAC, 5.00%, 11/15/14	1,171
6,000	City of Brownsville, Priority Refunding, Utilities, Rev., MBIA, 6.25%, 09/01/14 (p)	6,711
3,385	City of Pharr, Series B, GO, MBIA, 5.00%, 08/15/15	3,688
3,085	City of Lewisville, Combination Contract, Special Assessment, Capital Improvement, District 2, GO, ACA, 5.88%, 09/01/12	3,345
4,250	City of San Antonio, Electric & Gas, Series 2000, Rev., 5.00%, 02/01/17 (p)	4,604
3,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., FGIC, 5.50%, 11/01/11	3,206
3,000	Harris County, GO, 5.00%, 10/01/11	3,186
1,500	Harris County Health Facilities Development Corp., Children’s Hospital Project, Rev., 5.50%, 10/01/19 (p)	1,710
5,000	Lower Colorado River Authority, LCRA Transmission Services, Series A, Rev., MBIA, 4.50%, 05/15/16	5,046
3,220	Midtown Redevelopment Authority, Tax Allocation, AMBAC, 5.00%, 01/01/15	3,452
1,085	Travis County, GO, 5.25%, 03/01/17	1,213

		41,042

	Utah — 0.0% (g)
400	Utah Housing Finance Agency, Single Family Mortgage, Senior Issue, Series A-2, Rev., FHA, 6.25%, 01/05/07	409

	Virginia — 0.7%
3,345	City of Lynchburg, Public Improvement, GO, 5.00%, 06/01/14	3,637
4,140	City of Norfolk, Water, Rev., MBIA, 5.88%, 01/05/07	4,189

		7,826

	Washington — 2.3%
5,000	City of Seattle, Municipal Light & Power, Rev., MBIA-IBC, 6.00%, 10/01/09 (p)	5,378
7,000	Energy Northwest, Columbia Generating Station, Series B, Rev., MBIA, 5.50%, 07/01/09	7,294
5,000	Energy Northwest, Project No. 1, Series A, Rev., MBIA, 5.50%, 07/01/12	5,479
145	State of Washington, Unrefunded Balance, Series A, GO, 6.75%, 02/01/07	146
150	Washington Public Power Supply System, Series B, Rev., 7.25%, 07/01/09 (p)	158
15	Washington Public Power Supply System, Unrefunded Balance, Series B, Rev., 7.25%, 07/01/09	16
5,430	Western Washington University, Housing & Dining, Junior Lien, Series A, Rev., AMBAC, 5.50%, 10/01/22	6,406

		24,877

	West Virginia — 0.4%
	West Virginia Water Development Authority, Loan Program II,
1,850	Series A-II, Rev., FGIC, 5.00%, 11/01/15	1,985
1,635	Series B-II, Rev., FGIC, 5.00%, 11/01/15	1,754

		3,739

	Wisconsin — 0.4%
3,820	Wisconsin Health & Educational Facilities Authority, Froedert & Community, Rev., 5.63%, 10/01/11 (p)	4,188
370	Wisconsin Health & Educational Facilities Authority, Froedert & Community, Unrefunded Balance, Rev., 5.63%, 10/01/11	404

		4,592

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Total Long-Term Investments (Cost $981,401)	1,052,981

	Short-Term Investment — 0.2%
	Investment Company — 0.2%
2,575	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $2,575)	2,575

	Total Investments — 99.2% (Cost $983,976)	1,055,556
	Other Assets in Excess of Liabilities — 0.8%	8,002

	Net Assets 100%	1,063,558

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value At 11/30/06	Unrealized Depreciation

	Short Futures Outstanding
(240)	U.S. Treasury Bond	March, 2007	(27,450)	(179)

Abbreviations:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, decayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
ACA	American Capital Access
Adj.	Adjustable. The rate shown is the rate in effect as of November 30, 2006
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
CA MTG INS	California Mortgage Insurance
CA ST MTG	California State Mortgage
CBI	Certificate of Bond Insurance
CNTY GTD	County Guaranteed
COLL	Collateral
CONS	Consolidated Bonds
COP	Certificates of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GO OF HOSP	General Obligation of Hospital
IBC	Insured Bond Certificates
ICR	Insured Custodial Receipts
IDA	Industrial Development Authority
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Q-SBLF	Qualified School Board Loan Fund
RADIAN	Radian Asset Insurance
Rev.	Revenue Bond
SD CRED PROG	School District Credit Program
ST AID WITHHLDG	State Aid Withholding
SUB	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2006.
TCRS	Transferable Custodial Receipts
XLCA	XL Capital Assurance

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,643
Aggregate gross unrealized depreciation	(63)

Net unrealized appreciation/depreciation	$71,580

Federal income tax cost of investments	$983,976

JPMorgan Treasury & Agency Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 94.9%
	U.S. Government Agency Securities — 29.1%
	Federal Farm Credit Bank,
800	5.75%, 01/25/08	807
3,000	5.83%, 02/11/08	3,030
360	6.20%, 11/30/09	374
500	6.27%, 01/26/16	556
300	6.52%, 09/24/07	303
1,720	6.82%, 03/16/09	1,795
855	6.90%, 09/01/10	919
	Federal Home Loan Bank System,
16,000	2.45%, 03/23/07	15,866
250	5.49%, 12/22/08	253
8,000	5.61%, 02/11/09	8,125
5,000	5.75%, 05/15/12	5,251
1,265	5.93%, 04/09/08	1,282
675	6.20%, 06/02/09	697
1,000	6.50%, 11/13/09	1,047
100	7.03%, 07/14/09	106
690	7.38%, 02/12/10	743
1,509	New Valley Generation I, 7.30%, 03/15/19	1,658

	Total U.S. Government Agency Securities (Cost $42,790)	42,812

	U.S. Treasury Obligations — 65.8%
	U.S. Treasury Bond,
38,250	10.38%, 11/15/12 (m)	40,200
	U.S. Treasury Notes,
3,000	2.25%, 02/15/07	2,982
12,230	3.13%, 05/15/07	12,126
18,000	3.50%, 02/15/10	17,480
6,000	4.00%, 04/15/10	5,913
4,000	4.00%, 11/15/12	3,914
12,000	4.75%, 03/31/11	12,138
2,000	6.25%, 02/15/07	2,004

	Total U.S. Treasury Obligations (Cost $100,078)	96,757

	Total Long-Term Investments (Cost $142,868)	139,569

Shares

	Short-Term Investment — 4.5%
	Investment Company — 4.5%
6,538	JPMorgan 100% U.S. Treasury Securities Money Market Fund (b) (Cost $6,538)	6,538

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 19.4%
	Repurchase Agreements — 19.4%
5,570	Bank of America Securities LLC, 5.32%, dated 11/30/06, due 12/01/06, repurchase price $5,571, collateralized by U.S. Government Agency Mortgages	5,570
5,750	Bear Stearns, 5.31%, dated 11/30/06, due 12/01/06, repurchase price $5,751, collateralized by U.S. Government Agency Mortgages	5,750
5,750	HSBC Securities, Inc., 5.33%, dated 11/30/06, due 12/01/06, repurchase price $5,751, collateralized by U.S. Government Agency Mortgages	5,750
5,750	Lehman Brothers, Inc., 5.32%, dated 11/30/06, due 12/01/06, repurchase price $5,751, collateralized by U.S. Government Agency Mortgages	5,750
5,750	UBS Securities LLC, 5.32%, dated 11/30/06, due 12/01/06, repurchase price $5,751, collateralized by U.S. Government Agency Mortgages	5,750

	Total Investment of Cash Collateral for Securities on Loan (Cost $28,570)	28,570

	Total Investments — 118.8% (Cost $177,976)	174,677
	Liabilities in Excess of Other Assets — (18.8)%	(27,649)

	NET ASSETS — 100.0%	$147,028

JPMorgan Treasury & Agency Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

ABBREVIATIONS:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)	All or a portion of this security is segregated for current or potential holdings of TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$657
Aggregate gross unrealized depreciation	(3,956)

Net unrealized appreciation/depreciation	$(3,299)

Federal income tax cost of investments	$177,976

JPMorgan U.S. Government Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	U.S. Government Agency Securities — 56.0%
	Federal Farm Credit Bank — 1.9%
150,000	FRN, 5.22%, 01/01/07	149,960
100,000	FRN, 5.26%, 02/09/07	99,983
100,000	FRN, 5.28%, 02/22/07	99,996

		349,939

	Federal Home Loan Bank System — 11.9%
85,000	3.63%, 06/20/07	84,207
70,970	4.63%, 01/30/07	70,950
50,000	4.75%, 02/02/07	49,995
450,000	5.25%, 12/08/06	449,909
125,000	DN, 5.30%,02/28/07 (n)	123,404
550,000	FRN, 5.23%, 02/10/07	549,854
419,000	FRN, 5.25%, 12/29/06	418,980
450,000	FRN, 5.26%, 12/22/06	449,988

		2,197,287

	Federal Home Loan Mortgage Corp. — 28.8%
164,772	2.43%, 03/23/07	163,322
178,000	2.88%, 12/15/06	177,870
42,560	4.00%, 08/17/07	42,174
50,000	DN, 5.11%, 12/28/06 (n)	49,815
150,168	DN, 5.11%, 12/29/06 (n)	149,592
96,000	DN, 5.24%, 05/01/07 (n)	93,995
350,000	DN, 5.25%, 12/05/06 (n)	349,801
61,910	DN, 5.27%, 08/03/07 (n)	59,778
175,500	DN, 5.30%, 08/21/07 (n)	169,025
164,147	DN, 5.30%, 02/27/07 (n)	162,076
847,000	FRN, 5.17%, 12/27/06	846,676
300,000	FRN, 5.24%, 12/27/06	299,987
600,000	FRN, 5.24%, 01/08/07	599,879
685,000	FRN, 5.25%, 12/17/06	684,761
1,095,000	FRN, 5.25%, 12/22/06	1,094,786
400,000	FRN, 5.26%, 12/19/06	399,936

		5,343,473

	Federal National Mortgage Association — 13.4%
155,500	2.75%, 02/06/07	154,956
60,000	4.75%, 08/03/07	59,776
29,465	4.75%, 08/10/07	29,352
412,000	5.20%, 12/28/06	411,749
100,000	DN, 4.96%, 02/23/07 (n)	98,896
574,783	DN, 5.25%, 02/01/07 (n)	569,654
200,000	DN, 5.26%, 12/06/06 (n)	199,858
335,519	DN, 5.27%, 12/01/06 (n)	335,519
149,921	DN, 5.30%, 02/21/07 (n)	148,157
142,001	DN, 5.32%, 05/31/07 (n)	138,353
43,896	DN, 5.32%, 06/29/07 (n)	42,593
300,000	FRN, 5.26%, 12/22/06	299,990

		2,488,853

	Total U.S. Government Agency Securities (Cost $10,379,552)	10,379,552

JPMorgan U.S. Government Money Market Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Repurchase Agreements — 43.8%
500,000	Bank of America Corp., 5.27%, dated 11/30/06, due 01/10/07, repurchase price $503,001, collateralized by U.S. Government Agency Securities with a value of $510,000 (i)	500,000
845,560	Bank of America Corp., 5.31%, dated 11/30/06, due 12/01/06, repurchase price $845,685, collateralized by U.S. Government Agency Securities with a value of $862,471	845,560
2,300,000	Barclays Capital, Inc., 5.31%, dated 11/30/06, due 12/01/06, repurchase price $2,300,339, collateralized by U.S. Government Agency Securities with a value of $2,346,000 (m)	2,300,000
500,000	Citigroup, Inc., 5.31%, dated 11/30/06, due 12/01/06, repurchase price $500,074, collateralized by U.S. Government Agency Securities with a value of $510,000	500,000
500,000	Credit Suisse First Boston USA, Inc., 5.28%, dated 11/30/06, due 01/05/07, repurchase price $502,640, collateralized by U.S. Government Agency Securities with a value of $510,003 (i)	500,000
500,000	Deutsche Banc Securities, Inc., 5.29%, dated 11/30/06, due 12/19/06, repurchase price $501,396, collateralized by U.S. Government Agency Securities with a value of $510,000 (i)	500,000
1,550,000	Deutsche Bank AG, 5.31%, dated 11/30/06, due 12/01/06, repurchase price $1,550,229, collateralized by U.S. Government Agency Securities with a value of $1,581,000	1,550,000
64,097	Goldman Sachs & Co., 5.31%, dated 11/30/06, due 12/01/06, repurchase price $64,106, collateralized by U.S. Government Agency Securities with a value of $65,382	64,097
200,000	Goldman Sachs & Co., 5.32%, dated 11/30/06, due 12/01/06, repurchase price $200,030, collateralized by U.S. Government Agency Securities with a value of $204,005	200,000
300,000	Goldman Sachs & Co., 5.33%, dated 11/30/06, due 12/01/06, repurchase price $300,044, collateralized by U.S. Government Agency Securities with a value of $306,004	300,000
850,000	HSBC Securities (USA)., Inc., 5.31%, dated 11/30/06, due 12/01/06, repurchase price $850,125, collateralized by U.S. Government Agency Securities with a value of $870,391	850,000

	Total Repurchase Agreements (Cost $8,109,657)	8,109,657

	Total Investments — 99.8% (Cost $ 18,489,209)*	18,489,209
	Other Assets in Excess of Liabilities — 0.2%	33,187

	Net Assets — 100.0%	$18,522,396

Percentages indicated are based on net assets.

Abbreviations:
*	The cost of securities is substantially the same for the federal income tax purposes.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated for current or potential holdings of TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(n)	The rate shown is the effective yield at the date of purchase.
DN	Discount Notes
FRN	Floating Rate Notes

JPM U.S. Treasury Plus Money Market

JPMorgan U.S. Treasury Plus Money Market Fund

Schedule of Portfolio Investments As of November 30, 2006 (Unaudited) (Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bills — 0.1% (n)
1,316	5.20%, 01/18/07	1,307
5,396	5.22%, 12/28/06	5,376

	Total U.S. Treasury Oligations (Cost $6,683)	6,683

	Repurchase Agreements — 100.2%
500,000	Bank of America Corp., 5.28%, dated 11/30/06, due 12/01/06, repurchase price $500,073, collateralized by U.S. Treasury Obligations with a value of $510,001	500,000
1,000,000	Barclays Capital, Inc., 5.28%, dated 11/30/06, due 12/01/06, repurchase price $1,000,147, collateralized by U.S. Treasury Obligations with a value of $1,030,530 (m)	1,000,000
900,000	Credit Suisse First Boston LLC, 5.28%, dated 11/30/06, due 12/01/06, repurchase price $900,132, collateralized by U.S. Treasury Obligations with a value of $918,003	900,000
1,730,000	Deutsche Bank AG, 5.28%, dated 11/30/06, due 12/01/06, repurchase price $1,730,254, collateralized by U.S. Treasury Obligations with a value of $1,764,601	1,730,000
200,000	Goldman Sachs & Co., 5.20%, dated 11/30/06, due 12/01/06, repurchase price $200,029, collateralized by U.S. Treasury Obligations with a value of $204,000	200,000
27,512	Goldman Sachs & Co., 5.20%, dated 11/30/06, due 12/01/06, repurchase price $27,516, collateralized by U.S. Treasury Obligations with a value of $28,063	27,512
1,500,000	HSBC Securities (USA), Inc., 5.28%, dated 11/30/06, due 12/01/06, repurchase price $1,500,220, collateralized by U.S. Treasury Obligations with a value of $1,530,005	1,500,000
1,300,000	Merrill Lynch & Co., Inc., 5.28%, dated 11/30/06, due 12/01/06, repurchase price $1,300,191, collateralized by U.S. Treasury Obligations with a valueof $1,326,003	1,300,000
1,470,000	Morgan Stanley & Co., Inc., 5.28%, dated 11/30/06, due 12/01/06, repurchase price $1,470,216, collateralized by U.S. Treasury Obligations with a value of $1,500,825	1,470,000
600,000	UBS Warburg LLC, 5.28%, dated 11/30/06, due 12/01/06, repurchase price $600,088, collateralized by U.S. Treasury Obligations with a value of $612,004	600,000

	Total Repurchase Agreements (Cost $9,227,512)	9,227,512

	Total Investments — 100.3% (Cost $9,234,195)*	9,234,195
	Liabilities in Excess of Other Assets — (0.3)%	(29,024)

	Net Assets — 100.0%	$9,205,171

Percentages indicated are based on net assets.

Abbreviations:
*	The cost of securities is substantially the same for Federal income tax purposes.
(m)	All or portion of this security is segregated for current or potential holdings of TBA, when-issued, delayed delivery securities and reverse repurchase aggreements.
(n)	The rate shown is the effective yield at the date of purchase.

1

JPMorgan Ultra Short Duration Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 94.5%
	Asset-Backed Securities — 15.5%
	ACE Securities Corp.,
11,710	Series 2001-HE1, Class M1, FRN, 6.82%, 11/20/31	11,719
4,303	Series 2002-HE3, Class M1, FRN, 6.52%, 10/25/32	4,305
398	Advanta Mortgage Loan Trust, Series 1999-4, Class A, FRN, 5.69%, 11/25/29	398
403	American Residential Home Equity Loan Trust, Series 1998-1, Class M1, FRN, 6.00%, 05/25/29	403
5,000	AmeriCredit Automobile Receivables Trust, Series 2002-D, Class A4, 5.21%, 09/06/13	5,040
	Amortizing Residential Collateral Trust,
127	Series 2002-BC4, Class A, FRN, 5.61%, 07/25/32	127
8,061	Series 2002-BC6, Class M1, FRN, 6.07%, 08/25/32	8,090
8,640	Series 2002-BC9, Class M1, FRN, 6.97%, 12/25/32	8,648
	Amresco Residential Securities Mortgage Loan Trust,
442	Series 1997-1, Class M1A, FRN, 5.83%, 03/25/27	442
1,223	Series 1997-2, Class M1A, FRN, 5.87%, 06/25/27	1,224
4,293	Series 1998-1, Class M1A, FRN, 5.96%, 01/25/28	4,325
3,386	Series 1998-3, Class M1A, FRN, 5.95%, 09/25/28	3,386
5,000	Asset-Backed Securities Corp., Home Equity, Series 2003-HE7, Class M2, FRN, 7.07%, 12/15/33	5,072
4,247	Bayview Financial Acquisition Trust, Series 2003-F, Class A, FRN, 5.82%, 09/28/43	4,249
	Bear Stearns Asset-Backed Securities, Inc.,
5,958	Series 2003-SD1, Class A, FRN, 5.77%, 12/25/33	5,988
2,928	Series 2005-1, Class A, FRN, 5.67%, 03/25/35	2,931
	Capital One Master Trust,
2,000	Series 2001-1, Class C, FRN, 6.49%, 12/15/10 (e)	2,020
5,000	Series 2002-4A, Class C, FRN, 6.87%, 03/15/10 (e)	5,028
1,204	Centex Home Equity, Series 2002-A, Class MV1, FRN, 6.17%, 01/25/32	1,204
557	Chase Funding Loan Acquisition Trust, Series 2001-AD1, Class 2M1, FRN, 6.17%, 11/25/30	557
8,000	Citibank Credit Card Issuance Trust, Series 2002-C1, Class C1, FRN, 6.36%, 02/09/09	8,012
460	Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 06/15/32	462
	Countrywide Asset-Backed Certificates,
622	Series 2002-1, Class A, FRN, 5.88%, 08/25/32	622
4,972	Series 2002-3, Class M1, FRN, 6.45%, 03/25/32	4,974
587	Series 2002-BC1, Class A, FRN, 5.98%, 04/25/32	587
782	Series 2002-BC2, Class A, FRN, 5.86%, 04/25/32	782
85	Series 2003-BC2, Class 2A1, FRN, 5.62%, 06/25/33	85
10,000	Series 2003-BC5, Class M1, FRN, 6.02%, 09/25/33	10,044
	Countrywide Home Equity Loan Trust,
8,468	Series 2004-A, Class A, FRN, 5.54%, 04/15/30	8,474
4,800	Series 2005-E, Class 2A, FRN, 5.54%, 09/15/33	4,801
20,395	Series 2005-M, Class A1, FRN, 5.56%, 02/15/36	20,397
3,000	Credit-Based Asset Servicing and Securitization, Series 2004-CB2, Class M1, FRN, 5.84%, 07/25/33	3,007
	Crown CLO,
718	Series 2002-1A, Class A2, FRN, 5.92%, 01/22/13 (e)	719
5,000	Series 2002-1A, Class C, FRN, 7.37%, 01/22/13 (e)	5,013
	First Franklin Mortgage Loan Asset-Backed Certificates,
852	Series 2002-FF1, Class M1, FRN, 6.37%, 04/25/32	856
3,044	Series 2002-FF4, Class M1, FRN, 6.37%, 02/25/33	3,046
4,000	Series 2003-FFH1, Class M2, FRN, 7.07%, 09/25/33	4,027
	Fleet Commercial Loan Master LLC,
4,500	Series 2002-1A, Class A2, FRN, 5.73%, 11/16/09 (e)	4,505
5,000	Series 2003-1A, Class A2, FRN, 5.73%, 11/16/10 (e)	5,008
8,000	GMAC Mortgage Corp. Loan Trust, Series 2002-HE, Class A3, FRN, 5.60%, 09/25/32	8,015
2,765	Greenpoint Mortgage Funding Trust, Series 2005-HE3, Class A, FRN, 5.50%, 09/15/30	2,767
1,232	Irwin Home Equity, Series 2004-1, Class 1A1, FRN, 5.64%, 12/25/24	1,233
479	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.00%, 05/25/28	477
5,000	MBNA Credit Card Master Note Trust, Series 2003-C2, Class C2, FRN, 6.92%, 06/15/10	5,082
5,219	Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1, FRN, 6.12%, 06/25/33	5,232
2,500	National City Credit Card Master Trust, Series 2002-1, Class B, FRN, 5.82%, 01/15/09	2,501
1,023	New Century Home Equity Loan Trust, Series 2003-5, Class AII, FRN, 5.72%, 11/25/33	1,026
7,000	Nomura Home Equity Loan, Inc., Series 2005-FM1, Class 2A3, FRN, 5.70%, 05/25/35	7,020
4,484	Option One Mortgage Loan Trust, Series 2002-4, Class M1, FRN, 6.22%, 07/25/32	4,485
	Residential Asset Mortgage Products, Inc.,
2,094	Series 2003-RS2, Class AII, FRN, 5.66%, 03/25/33	2,095
10,000	Series 2004-RS1, Class MII1, FRN, 6.00%, 01/25/34	10,001
1,789	Residential Asset Securities Corp., Series 2003-KS4, Class MI2, SUB, 5.01%, 06/25/33	1,767
	Residential Funding Mortgage Securities II,
4,158	Series 2001-HI2, Class AI7, SUB, 6.94%, 04/25/26	4,142
3,505	Series 2001-HI4, Class A7, SUB, 6.74%, 10/25/26	3,506
1,219	Series 2003-HS1, Class AII, FRN, 5.61%, 12/25/32	1,219
234	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, FRN, 5.67%, 04/25/33	234
349	Structured Asset Securities Corp., Series 2002-HF1, Class A, FRN, 5.61%, 01/25/33	350
1,330	Wachovia Asset Securitization, Inc., Series 2002-HE1, Class A, FRN, 5.69%, 09/27/32	1,333

	Total Asset-Backed Securities (Cost $222,745)	223,062

JPMorgan Ultra Short Duration Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Collateralized Mortgage Obligations — 56.1%
	Agency CMO — 28.0%
	Federal Home Loan Mortgage Corp.,
112	Series 1071, Class F, FRN, 6.32%, 04/15/21	112
111	Series 1343, Class LA, 8.00%, 08/15/22	112
106	Series 1370, Class JA, FRN, 6.53%, 09/15/22	106
97	Series 1379, Class W, FRN, 4.55%, 10/15/22	97
129	Series 1449, Class HA, 7.50%, 12/15/07	129
17	Series 1508, Class KA, FRN, 4.95%, 05/15/23	17
137	Series 1575, Class F, FRN, 6.37%, 08/15/08	137
77	Series 1600, Class FB, FRN, 3.91%, 10/15/08	77
429	Series 1604, Class MB, IF, 6.54%, 11/15/08	432
112	Series 1607, Class SA, IF, 9.33%, 10/15/13	122
1,026	Series 1625, Class SC, IF, 6.72%, 12/15/08	1,032
3,557	Series 1650, Class K, 6.50%, 01/15/24	3,690
1,548	Series 1689, Class M, PO, 03/15/24	1,299
656	Series 1771, Class PK, 8.00%, 02/15/25	675
1,205	Series 1974, Class ZA, 7.00%, 07/15/27	1,261
211	Series 1981, Class Z, 6.00%, 05/15/27	214
37	Series 2006, Class I, IO, 8.00%, 10/15/12	5
874	Series 2033, Class PR, PO, 03/15/24	729
976	Series 2057, Class PE, 6.75%, 05/15/28	998
181	Series 2261, Class ZY, 7.50%, 10/15/30	184
118	Series 2289, Class NA, VAR, 11.95%, 05/15/20	132
495	Series 2338, Class FN, FRN, 5.82%, 08/15/28	497
843	Series 2345, Class PQ, 6.50%, 08/15/16	867
271	Series 2366, Class VG, 6.00%, 06/15/11	272
874	Series 2416, Class SA, IF, 5.35%, 02/15/32	819
539	Series 2416, Class SH, IF, 5.36%, 02/17/32	557
248	Series 2477, Class FZ, FRN, 5.87%, 06/15/31	251
2,794	Series 2485, Class CB, 4.00%, 08/15/07	2,769
967	Series 2517, Class FE, FRN, 5.82%, 10/15/09	971
23,788	Series 2594, Class OF, FRN, 5.77%, 06/15/32 (m)	23,760
13,800	Series 2628, Class IP, IO, 4.50%, 10/15/16	1,451
11,302	Series 2649, Class FK, FRN, 5.87%, 07/15/33	11,213
5,000	Series 2661, Class FG, FRN, 5.77%, 03/15/17	5,039
6,884	Series 2666, Class OI, IO, 5.50%, 12/15/18	511
15,349	Series 2750, Class FG, FRN, 5.72%, 02/15/34	15,453
2,370	Series 2773, Class TB, 4.00%, 04/15/19	2,161
4,655	Series 2927, Class GA, 5.50%, 10/15/34	4,702
5,000	Series 2929, Class PC, 5.00%, 01/15/28	4,964
4,594	Series 3085, Class VS, FRN, 7.44%, 12/15/35	5,229
5,000	Series 3114, Class KB, 5.00%, 09/15/27	4,944
48,551	Series R008, Class FK, FRN, 5.72%, 07/15/23	48,716
	Federal Home Loan Mortgage Corp., Structured Pass-Through Securities,
271	Series T-51, Class 1A, PO, 09/25/42	227
4,821	Series T-51, Class 1A, VAR, 6.50%, 09/25/43	4,926
1,955	Series T-54, Class 2A, 6.50%, 02/25/43	1,980
4,292	Series T-54, Class 4A, FRN, 5.78%, 02/25/43	4,319
	Federal Home Loan Mortgage Corp., Government National Mortgage Association,
3,585	Series 1, Class S, IF, IO, 3.59%, 10/25/22	414
	Federal National Mortgage Association,
9,338	Series 03-60, Class SB, IF, IO, 2.33%, 07/25/21	556
132	Series 1988-15, Class B, FRN, 5.89%, 06/25/18	134
10	Series 1989-77, Class J, 8.75%, 11/25/19	11
4	Series 1989-89, Class H, 9.00%, 11/25/19	4
312	Series 1990-64, Class Z, 10.00%, 06/25/20	347
790	Series 1990-145, Class A, FRN, 5.68%, 12/25/20 (m)	790
374	Series 1991-142, Class PL, 8.00%, 10/25/21	398
531	Series 1991-156, Class F, FRN, 6.64%, 11/25/21	540
1	Series 1992-91, Class SQ, HB, IF, 4,166.20%, 05/25/22	142
1,122	Series 1992-112, Class GB, 7.00%, 07/25/22	1,172
16	Series 1992-154, Class SA, IF, IO, 5.40%, 08/25/22	2
345	Series 1992-179, Class FB, FRN, 6.84%, 10/25/07	347
59	Series 1992-187, Class FA, FRN, 5.15%, 10/25/07	59
104	Series 1992-190, Class F, FRN, 6.67%, 11/25/07	104
491	Series 1993-27, Class S, IF, 1.73%, 02/25/23	448
24	Series 1993-93, Class FC, FRN, 5.20%, 05/25/08	24
945	Series 1993-110, Class H, 6.50%, 05/25/23	976
121	Series 1993-119, Class H, 6.50%, 07/25/23	125
942	Series 1993-146, Class E, PO, 05/25/23	792
415	Series 1993-165, Class FH, FRN, 6.49%, 09/25/23	427
337	Series 1993-186, Class F, FRN, 5.15%, 09/25/08	336
80	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	82
1,316	Series 1994-30, Class JA, 5.00%, 07/25/23	1,309
1,711	Series 1994-62, Class PH, 6.90%, 11/25/23	1,725
13	Series 1994-89, Class FA, FRN, 5.79%, 03/25/09	13
2,051	Series 1997-46, Class PT, 7.00%, 07/18/12	2,094
243	Series 1997-74, Class E, 7.50%, 10/20/27	257
4,488	Series 2001-9, Class F, FRN, 5.57%, 02/17/31	4,504
1,639	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	327
1,115	Series 2002-18, Class PC, 5.50%, 04/25/17	1,131
4,353	Series 2002-27, Class FW, FRN, 5.82%, 05/25/09	4,368
8,152	Series 2002-77, Class FY, FRN, 5.72%, 12/25/17	8,213
834	Series 2002-79, PO, 04/25/09	790
4,678	Series 2002-92, Class FB, FRN, 5.97%, 04/25/30	4,726
12,948	Series 2003-17, Class FN, FRN, 5.62%, 03/25/18	13,004
6,856	Series 2003-19, Class VA, 5.50%, 09/25/10	6,890
581	Series 2003-21, Class FK, FRN, 5.72%, 03/25/33	586
1,442	Series 2003-27, Class DJ, 4.00%, 04/25/17	1,400
18,850	Series 2003-34, Class BS, IF, IO, 2.33%, 05/25/22	1,270
5,000	Series 2003-35, Class MD, 5.00%, 11/25/16	4,960
4,926	Series 2003-60, Class SA, IF, IO, 2.33%, 07/25/21	293
8,750	Series 2003-70, Class BE, 3.50%, 12/25/25	8,427
2,809	Series 2003-72, Class JF, FRN, 5.72%, 08/25/33	2,798
17,204	Series 2003-87, Class HF, FRN, 5.72%, 03/25/16 (m)	17,235
6,645	Series 2004-17, Class BF, FRN, 5.67%, 01/25/34	6,626
3,327	Series 2004-32, Class AB, 4.00%, 10/25/17	3,217
9,545	Series 2004-33, Class FW, FRN, 5.72%, 08/25/25	9,588
9,953	Series 2004-54, Class FL, FRN, 5.72%, 07/25/34	9,996
48,804	Series 2006-51, Class FP, FRN, 5.67%, 03/25/36 (m)	48,577
351	Series G92-44, Class ZQ, 8.00%, 07/25/22	373
4,786	Series G94-9, Class PJ, 6.50%, 08/17/24	4,985
	Federal National Mortgage Association Grantor Trust,
2,287	Series FN, 2001-T8, Class A1, 7.50%, 07/25/41	2,379

JPMorgan Ultra Short Duration Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

5,371	Series FN, 2002-T6, Class A4, FRN, 5.82%, 03/25/41	5,465
3,223	Series 2004-T1, class 1A2, 6.50%, 01/25/44	3,309
	Federal National Mortgage Association Interest STRIPS,
8,986	Series 343, Class 23, IO, 4.00%, 10/01/18	1,228
14,293	Series 343, Class 27, IO, 4.50%, 01/01/18	2,163
	Federal National Mortgage Association Whole Loan,
1,174	Series 2003-W1, Class 2A, 7.50%, 12/25/42	1,226
8,481	Series 2003-W4, Class 5A, FRN, 5.98%, 10/25/42	8,737
7,362	Series 2003-W15, Class 3A, FRN, 5.80%, 12/25/42	7,550
2,619	Series 2004-W2, Class 1A3F, FRN, 5.67%, 02/25/44	2,617
4,072	Series 2004-W2, Class 4A, FRN, 5.95%, 02/25/44	4,173
5,647	Series 2005-W1, Class 1A2, 6.50%, 10/25/44	5,765
	Government National Mortgage Association,
2,844	Series 1999-27, Class ZA, 7.50%, 04/17/29	2,987
87	Series 2000-35, Class F, FRN, 5.87%, 12/16/25	88
1,899	Series 2002-31, Class FC, FRN, 5.57%, 09/26/21	1,904
11,046	Series 2003-21, Class PI, IO, 5.50%, 06/20/32	1,579
58,614	Series 2003-59, Class XA, VAR, 0.94%, 06/16/34	5,161
6,438	Series 2003-105, Class A, 4.50%, 11/16/27	6,348
5,492	Series 2004-11, Class PC, 3.00%, 02/20/34	5,300

		404,049

	Non-Agency CMO — 28.1%
8,882	Banc of America Funding Corp., Series 2005-E, Class 5A1, VAR, 4.98%, 05/20/35	8,768
	Banc of America Mortgage Securities,
257	Series 2003-5, Class 2A8, FRN, 5.77%, 07/25/18	259
8,975	Series 2005-A, Class 3A1, FRN, 5.04%, 02/25/35	8,874
5,000	Bear Stearns Adjustable Rate Mortgage Trust, Series B2004-4, Class A5, VAR, 3.52%, 06/25/34	4,873
2,473	Bear Stearns Asset-Backed Securities, Inc., Series 2004-AC6, Class M1, FRN, 5.99%, 11/25/34	2,483
	BHN II Mortgage Trust,
24	Series 1997-2, Class A2, 7.54%, 05/31/17 (d) (i)	1
224	Zero Coupon, 03/25/11 (d) (i)	6
7,174	Cendant Mortgage Corp., Series 2003-8, Class 1A2, 5.25%, 10/25/33	7,101
3,342	Chase Mortgage Finance Corp., Series 2003-S7, Class A4, FRN, 5.72%, 08/25/18	3,341
385	Citicorp Mortgage Securities, Inc., Series 1988-17, Class A1, VAR, 6.60%, 11/25/18	384
106	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	88
5,816	Countrywide Alternative Loan Trust, Series 2004-33, Class 3A3, VAR, 4.76%, 12/25/34	5,753
	Countrywide Home Loan Mortgage Pass-Through Trust,
4,976	Series 2003-21, Class A1, FRN, 4.08%, 05/25/33	4,907
3,881	Series 2004-HYB8, Class 1A1, FRN, 5.67%, 01/20/35	3,887
2,657	Series 2005-1, Class 1A2, FRN, 5.67%, 03/25/35	2,663
9,328	Series 2005-1, Class 2A1, FRN, 5.61%, 03/25/35	9,364
	CS First Boston Mortgage Securities Corp.,
337	Series 2002-AR2, Class 1B2, VAR, 6.14%, 02/25/32	335
9,340	Series 2003-AR24, Class 2A4, VAR, 4.03%, 10/25/33	9,166
2,694	Series 2004-5, Class 1A8, 6.00%, 09/25/34	2,690
3,249	Series 2005-4, Class 3A16, 5.50%, 06/25/35	3,282
	First Horizon Alternative Mortgage Securities,
2,155	Series 2005-AA7, Class 1A2, FRN, 5.40%, 09/25/35	2,177
5,729	Series 2005-FA10, Class 2A1, 5.25%, 12/25/20	5,710
5,390	First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	5,374
	First Republic Mortgage Loan Trust,
575	Series 2000-FRB1, Class B1, FRN, 5.82%, 06/25/30	574
2,650	Series 2000-FRB2, Class A1, FRN, 5.57%, 11/15/30	2,656
	GSR Mortgage Loan Trust,
3,757	Series 2003-3F, Class 3A2, FRN, 5.72%, 04/25/33	3,761
11,678	Series 2004-10F, Class 7A1, 5.50%, 09/25/34	11,606
	Impac CMB Trust,
338	Series 2003-3, Class M1, FRN, 6.17%, 03/25/33	338
1,465	Series 2003-12, Class M1, FRN, 6.29%, 12/25/33	1,465
752	Series 2004-1, Class A1, FRN, 5.98%, 03/25/34	755
376	Series 2004-1, Class A2, FRN, 6.22%, 03/25/34	378
7,639	Series 2004-3, Class 3A, FRN, 5.64%, 03/25/34	7,642
1,304	Series 2004-3, Class M2, FRN, 5.84%, 06/25/34	1,305
2,744	Series 2004-6, Class 1A2, FRN, 5.71%, 10/25/34	2,748
8,620	Series 2005-5, Class A1, FRN, 5.64%, 08/25/35	8,628
2,009	JPMorgan Mortgage Trust, Series 2003-A1, Class 1A1, FRN, 4.35%, 10/25/33	1,976
	MASTR Adjustable Rate Mortgages Trust,
221	Series 2003-3, Class 3A3, VAR, 4.76%, 09/25/33	220
14,620	Series 2003-5, Class 5A1, VAR, 4.20%, 10/25/33	14,338
348	Series 2004-2, Class 3A1, FRN, 5.71%, 03/25/34	349
2,514	Series 2004-7, Class 6A1, FRN, 5.76%, 08/25/34	2,526
5,563	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	5,447
4,500	Series 2004-13, Class 3A7B, FRN, 3.24%, 11/21/34	4,273
	MASTR Asset Securitization Trust,
12,984	Series 2003-12, Class 2A1, 4.50%, 12/25/13	12,766
3,853	Series 2004-6, Class 4A1, 5.00%, 07/25/19	3,786
2,913	MASTR Seasoned Securities Trust, Series 2003-1, Class 3A2, FRN, 5.72%, 02/25/33	2,914
	Mellon Residential Funding Corp.,
3,944	Series 2001-TBC1, Class B1, FRN, 6.20%, 11/15/31	3,986
750	Series 2002-TBC1, Class B1, FRN, 6.32%, 09/15/30	752
375	Series 2002-TBC1, Class B2, FRN, 6.72%, 09/15/30	376
2,470	Series 2002-TBC2, Class B1, FRN, 6.17%, 08/15/32	2,488
795	Merrill Lynch Trust, Series 47, Class Z, 8.99%, 10/20/20	850
	MLCC Mortgage Investors, Inc.,
4,123	Series 2004-1, Class 2A3, VAR, 4.73%, 12/25/34	4,091
8,515	Series 2004-D, Class A1, FRN, 5.65%, 08/25/34	8,526
	Morgan Stanley Dean Witter Capital I,
3,686	Series 2003-HYB1, Class A4, FRN, 4.20%, 03/25/33	3,687
2,725	Series 2003-HYB1, Class B1, FRN, 4.25%, 03/25/33	2,667
	Morgan Stanley Mortgage Loan Trust,
2,670	Series 2004-5AR, Class 3A3, VAR, 4.41%, 07/25/34	2,608
6,000	Series 2004-5AR, Class 3A5, VAR, 4.41%, 07/25/34	5,907
6,664	Series 2004-11AR, Class 1A2A, FRN, 5.63%, 01/25/35	6,678

JPMorgan Ultra Short Duration Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Nomura Asset Acceptance Corp.,
1,542	Series 2003-A3, Class A1, SUB, 5.00%, 08/25/33	1,504
616	Series 2004-AR1, Class 5A1, FRN, 5.70%, 08/25/34	616
8,283	Series 2004-R1, Class A1, 6.50%, 03/25/34 (e)	8,490
5,660	Series 2004-R3, Class AF, FRN, 5.77%, 02/25/35 (e)	5,665
1,934	Series 2005-AR1, Class 2A1, FRN, 5.60%, 02/25/35	1,935
4,134	Prime Mortgage Trust, Series 2005-3, Class A1, 4.75%, 08/25/20	4,063
	Residential Accredit Loans, Inc.,
5,833	Series 2004-QS3, Class CB, 5.00%, 03/25/19	5,735
3,245	Series 2004-QS6, Class A1, 5.00%, 05/25/19	3,212
4,500	Residential Funding Mortgage Securities I, Series 2005-SA2, Class 2A2, VAR, 4.96%, 06/25/35	4,563
24	Salomon Brothers Mortgage Securities VII, Series 2000-UP1, Class A2, 8.00%, 09/25/30	24
89	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.25%, 12/25/23	89
	Sequoia Mortgage Trust,
773	Series 11, Class A, FRN, 5.77%, 12/20/32	775
1,074	Series 12, Class A, FRN, 5.77%, 01/20/33	1,075
1,373	Series 2003-3, Class A2, FRN, 5.88%, 07/20/33	1,374
	Structured Asset Mortgage Investments, Inc.,
4,981	Series 2002-AR2, Class A3, FRN, 5.82%, 07/19/32	4,993
993	Series 2004-AR1, Class 1A1, FRN, 5.67%, 03/19/34	993
	Structured Asset Securities Corp.,
5,273	Series 2003-8, Class 2A9, FRN, 5.82%, 04/25/33	5,290
4,661	Series 2003-40A, Class 4A, VAR, 5.38%, 01/25/34	4,711
8,625	Thornburg Mortgage Securities Trust, Series 2004-2, Class A4, FRN, 5.66%, 06/25/44	8,646
	Washington Mutual, Inc.,
2,998	Series 2002-AR15, Class A5, VAR, 4.38%, 12/25/32	2,966
3,787	Series 2003-AR3, Class A5, VAR, 3.93%, 04/25/33	3,727
4,605	Series 2003-S12, Class 2A, 4.75%, 11/25/18	4,484
12,665	Series 2004-AR3, Class A1, VAR, 3.92%, 06/25/34	12,351
5,586	Series 2004-AR11, Class A, VAR, 4.56%, 10/25/34	5,513
9,943	Series 2004-AR14, Class A1, VAR, 4.26%, 01/25/35	9,722
	Wells Fargo Mortgage Backed Securities Trust,
4,503	Series 2003-F, Class A1, FRN, 4.89%, 06/25/33	4,432
8,712	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	8,437
28,900	Series 2003-K, Class 2A2, FRN, 4.52%, 11/25/33	28,343
5,895	Series 2004-2, Class A1, 5.00%, 01/25/19	5,792
7,757	Series 2004-7, Class 2A2, 5.00%, 07/25/19	7,650
2,605	Series 2004-8, Class A1, 5.00%, 08/25/19	2,566
7,216	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	7,146
3,299	Series 2004-H, Class A2, FRN, 4.52%, 06/25/34	3,207
10,000	Series 2004-S, Class A4, FRN, 3.54%, 09/25/34	9,819

		404,461

	Total Collateralized Mortgage Obligations (Cost $815,409)	808,510

	Commercial Mortgage-Backed Securities — 2.9%
2,500	Banc of America Large Loan, Series 2004-BBA4, Class D, FRN, 5.70%, 06/15/18 (e)	2,500
	Bayview Commercial Asset Trust,
11,721	Series 2004-1, Class A, FRN, 5.68%, 04/25/34 (e)	11,745
2,985	Series 2004-3, Class A2, FRN, 5.74%, 01/25/35 (e)	2,995
8,795	Series 2005-2A, Class A2, FRN, 5.67%, 08/25/35 (e)	8,795
1,759	Series 2005-2A, Class M1, FRN, 5.75%, 08/25/35 (e)	1,759
3,000	Bear Stearns Commercial Mortgage Securities, Series 2004-BA5A, Class E, FRN, 5.76%, 09/15/19 (e)	3,001
5,044	CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A2, 6.25%, 12/18/35	5,073
1,024	FFCA Secured Lending Corp., Series 1999-1A, Class B2, FRN, 6.32%, 09/18/25 (e)	989
5,000	Morgan Stanley Capital I, Series 2003-T11, Class A2, 4.34%, 06/13/41	4,913
427	Nationslink Funding Corp., Series 1999-SL, Class A1V, FRN, 5.67%, 11/10/30	428

	Total Commercial Mortgage-Backed Securities (Cost $42,390)	42,198

	Corporate Bonds — 1.6%
	Airlines — 0.2%
3,632	American Airlines, Inc., FRN, 6.01%, 09/23/07	3,633

	Capital Markets — 0.8%
6,355	Lehman Brothers Holding, Inc., Series 1, FRN, 5.62%, 02/17/15	6,016
5,000	Merrill Lynch & Co., Inc., VAR, 3.09%, 10/01/14	4,608
1,150	Morgan Stanley, 5.80%, 04/01/07	1,151

		11,775

JPMorgan Ultra Short Duration Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Commercial Banks — 0.4%
4,000	Popular North America, Inc., 4.25%, 04/01/08	3,925
1,195	UnionBanCal Corp., 5.75%, 12/01/06	1,195

		5,120

	Consumer Finance — 0.1%
1,000	HSBC Finance Corp., 7.88%, 03/01/07	1,006
350	SLM Corp., FRN, 4.18%, 01/31/14	332

		1,338

	Electric Utilities — 0.1%
400	DTE Energy Co., 7.05%, 06/01/11	429
400	Exelon Generation Co. LLC, 6.95%, 06/15/11	425

		854

	Insurance — 0.0% (g)
400	MGIC Investment Corp., 6.00%, 03/15/07	400

	Total Corporate Bonds (Cost $23,937)	23,120

	Mortgage Pass-Through Securities — 18.0%
	Federal Home Loan Mortgage Corp., Gold Pools,
6,221	5.00%, 09/01/12	6,208
5,864	5.50%, 09/01/12-10/01/12	5,904
1,675	6.00%, 11/01/08-04/01/17 (m)	1,697
6,910	6.50%, 09/01/10-04/01/32 (m)	7,050
654	7.00%, 04/01/09-08/01/11 (m)	660
211	7.50%, 08/01/09-05/01/28	215
591	8.00%, 12/01/09-06/01/17	614
159	8.50%, 07/01/28	170
87	9.00%, 02/01/25	94
	Federal Home Loan Mortgage Corp., Conventional Pools,
105	ARM, 5.00%, 03/01/18	105
177	ARM, 5.11%, 08/01/18	177
37	ARM, 5.33%, 07/01/30	37
188	ARM, 5.37%, 01/01/21	188
62	ARM, 5.38%, 06/01/18	63
26	ARM, 5.47%, 12/01/21	25
47	ARM, 5.53%, 02/01/19	48
2,045	ARM, 5.54%, 06/01/30	2,059
9	ARM, 5.61%, 01/01/20	9
139	ARM, 5.82%, 11/01/18	142
437	ARM, 6.02%, 01/01/30	446
167	ARM, 6.07%, 08/01/19	170
485	ARM, 6.54%, 07/01/19	495
581	ARM, 6.58%, 12/01/26	594
341	ARM, 6.67%, 01/01/27	351
146	ARM, 6.69%, 06/01/22	150
-(h)	ARM, 6.78%, 02/01/19	-(h)
4,864	ARM, 6.80%, 04/01/30-04/01/32	4,958
587	ARM, 6.81%, 08/01/27	595
386	ARM, 6.84%, 02/01/23	395
591	ARM, 6.87%, 12/01/26	607
881	ARM, 6.90%, 12/01/27 (m)	914
2,331	ARM, 6.91%, 01/01/23	2,382
1,590	ARM, 6.93%, 07/01/30 (m)	1,640
294	ARM, 6.98%, 07/01/28	300
237	ARM, 7.00%, 05/01/18	244
170	ARM, 7.09%, 04/01/24	172
58	ARM, 7.10%, 12/01/29	59
1,851	ARM, 7.20%, 01/01/23 (m)	1,890
19	ARM, 7.25%, 06/01/26 (m)	19
75	ARM, 7.28%, 11/01/27-11/01/28	76
231	ARM, 7.40%, 10/01/29	237
63	ARM, 7.58%, 06/01/25	64
	Federal National Mortgage Association, Various Pools,
26,984	4.50%, 01/01/13-03/01/19	26,481
18,248	5.00%, 11/01/12-11/01/13	18,187
44,141	5.50%, 01/01/12-11/01/34	44,167
2	5.75%, 01/01/21	2
19,185	6.00%, 07/01/09-07/01/36 (m)	19,474
1,102	6.50%, 09/01/08-11/01/31 (m)	1,126
5,526	7.00%, 01/01/08-03/01/27 (m)	5,692
138	7.25%, 09/01/22	143
677	7.50%, 08/01/10-10/01/30	698
1,211	8.00%, 09/01/12-11/01/27	1,270
363	8.50%, 11/01/14-10/01/24	380
91	9.00%, 08/01/21-08/01/25	99
114	12.00%, 11/01/30	131
1,451	ARM, 4.04%, 09/01/19	1,442
8,888	ARM, 4.08%, 06/01/34	8,746
12,077	ARM, 4.27%, 04/01/33	11,980
209	ARM, 4.47%, 09/01/14	209
95	ARM, 4.67%, 10/01/16	95
18	ARM, 4.86%, 07/01/27	18
69	ARM, 4.88%, 06/01/17	69
112	ARM, 4.92%, 06/01/29	113
331	ARM, 4.97%, 09/01/27	333
1,354	ARM, 5.03%, 02/01/34	1,330
503	ARM, 5.07%, 11/01/16-01/01/29	512
7	ARM, 5.10%, 06/01/15	7
156	ARM, 5.12%, 09/01/17-06/01/20	156
37	ARM, 5.13%, 10/01/15-03/01/17	37
86	ARM, 5.24%, 05/01/20	87
45	ARM, 5.33%, 04/01/19	45
682	ARM, 5.38%, 08/01/30-08/01/31	689
1,360	ARM, 5.43%, 11/01/18-03/01/33	1,372
573	ARM, 5.52%, 07/01/17-07/01/19	576
348	ARM, 5.53%, 08/01/41	351
13	ARM, 5.57%, 01/01/16	13
821	ARM, 5.64%, 03/01/15	821
3,049	ARM, 5.74%, 08/01/15 (m)	3,054

JPMorgan Ultra Short Duration Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,629	ARM, 5.77%, 05/01/35	2,652
441	ARM, 5.80%, 12/01/28	445
764	ARM, 5.92%, 10/01/14-08/01/19	770
480	ARM, 6.10%, 11/01/29-05/01/31	483
222	ARM, 6.22%, 11/01/30	228
1,100	ARM, 6.38%, 11/01/18	1,098
258	ARM, 6.39%, 12/01/20	258
270	ARM, 6.48%, 04/01/21-07/01/25	272
395	ARM, 6.53%, 07/01/27	394
38	ARM, 6.54%, 04/01/30	38
46	ARM, 6.56%, 06/01/18	47
19	ARM, 6.58%, 02/01/31	19
179	ARM, 6.65%, 05/01/18	184
47	ARM, 6.70%, 05/01/29	47
16	ARM, 6.74%, 05/01/31	16
580	ARM, 6.75%, 07/01/20 (m)	582
255	ARM, 6.78%, 01/01/20	252
378	ARM, 6.82%, 01/01/31 (m)	380
235	ARM, 6.84%, 06/01/26	237
3,563	ARM, 6.88%, 09/01/33	3,599
5,062	ARM, 6.95%, 04/01/24-05/01/33	5,145
43	ARM, 7.02%, 05/01/09	43
235	ARM, 7.05%, 11/01/28	236
117	ARM, 7.08%, 07/01/30	119
2,688	ARM, 7.11%, 01/01/25-03/01/38	2,722
1,617	ARM, 7.17%, 08/01/26-07/01/30	1,639
64	ARM, 7.27%, 11/01/21	64
152	ARM, 7.36%, 06/01/09-11/01/23	153
43	ARM, 7.47%, 12/01/26	43
60	ARM, 7.77%, 05/01/30	60
	Government National Mortgage Association, Various Pools,
4,849	5.12%, 12/20/20-12/20/29	4,876
931	5.25%, 02/20/28	933
6,204	5.38%, 02/20/21-05/20/29	6,241
794	5.63%, 02/20/16-01/20/18	800
2,617	5.75%, 07/20/18-08/20/26 (m)	2,636
271	6.00%, 07/20/33	274
226	7.00%, 06/15/24	234
280	7.25%, 08/20/22-03/20/23	287
349	7.40%, 10/20/21-03/20/22	360
63	7.50%, 10/20/23	66
142	7.85%, 12/20/20-12/20/21	149
302	8.00%, 07/20/25-10/15/27	320
93	9.00%, 11/15/24	100
777	9.50%, 07/15/25	847
4,205	ARM, 5.12%, 12/20/16-12/20/27	4,224
345	ARM, 5.25%, 03/20/28	346
12,761	ARM, 5.38%, 01/20/16-05/20/28	12,834
3,709	ARM, 5.50%, 02/20/18-04/20/32	3,737
360	ARM, 5.63%, 01/20/16-03/20/18	361
5,492	ARM, 5.75%, 07/20/17-09/20/27	5,529
21	ARM, 6.00%, 08/20/19	21
29	ARM, 6.25%, 08/20/18	30
11	ARM, 6.37%, 07/20/15	11

	Total Mortgage Pass-Through Securities (Cost $261,683)	259,569

	U.S. Government Agency Securities — 0.4%
5,000	Federal National Mortgage Association, FRN, 4.96%, 02/17/09 (Cost $5,000)	4,873

	Total Long-Term Investments (Cost $1,371,164 )	1,361,332

	Short-Term Investments — 5.5%
	Investment Company — 5.5%
79,442	JPMorgan Liquid Assets Money Market Fund (b) (Cost $79,442)	79,442

	Total Investments — 100.0% (Cost $1,450,606)	1,440,774
	Other Assets in Excess of Liabilities — 0.0% (g)	572

	NET ASSETS — 100.0%	$1,441,346

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except for number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	UNREALIZED (DEPRECIATION) (USD)

	Short Futures Outstanding
(150)	5 Year U.S. Treasury Notes	March, 2007	$(31)
(292)	10 Year U.S. Treasury Notes	March, 2007	(92)

JPMorgan Ultra Short Duration Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(d)	Defaulted Security.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, and when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The rate shown is the rate in effect as of November 30, 2006.

HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The rate shown is the rate in effect as of November 30, 2006.
VAR	Variable. The interest rate shown is the rate in effect at November 30, 2006.

USD	United States Dollar

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,638
Aggregate gross unrealized depreciation	(14,470)

Net unrealized appreciation/depreciation	$(9,832)

Federal income tax cost of investments	$1,450,606

JPMorgan West Virginia Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 97.2%
	Municipal Bonds — 97.2%
	California — 2.3%
2,000	State of California, GO, 5.00%, 09/01/16	2,192

	Illinois — 2.8%
2,420	Cook County School District No. 99-Cicero, Series C, GO, FSA, 5.00%, 12/01/15	2,662

	Kansas — 2.5%
3,225	Labette County, Single Family Mortgage, Rev., Zero Coupon, 12/01/14 (m) (p)	2,385

	Maryland — 0.8%
1,815	Prince Georges County, Housing Authority, Capital Appreciation, Foxglenn Apartments, Series A, Rev., GNMA COLL, Zero Coupon, 12/21/06	755

	Minnesota — 2.4%
2,000	State of Minnesota, GO, 5.00%, 06/01/16	2,222

	West Virginia — 86.4%
1,525	Brooke Pleasants, Tyler & Wetzel Counties, Single Family Mortgage, Rev., 7.40%, 08/15/10 (p)	1,723
555	City of Charleston, Building Commission, Center for Arts & Science Project, Rev., 5.30%, 06/01/09 (i)	579
1,120	City of Charleston, Urban Renewal Authority, Diamond Project, Series A, Rev., FSA, 5.75%, 12/15/09	1,208
	City of Clarksburg, Capital Appreciation, Water Improvement,
1,020	Rev., FSA-CR, RADIAN-IBCC, Zero Coupon, 09/01/08	957
1,000	Rev., FSA-CR, RADIAN-IBCC, Zero Coupon, 09/01/11	837
	City of Fairmont, Waterworks,
790	Rev., MBIA, 5.30%, 07/01/07	813
925	Rev., MBIA, 5.50%, 07/01/07	953
1,430	City of Parkersburg, Water Works & Sewer System, Series A, Rev., FGIC, 5.00%, 08/01/15	1,549
1,000	City of Wheeling, Waterworks & Sewer System, Rev., FGIC, 5.40%, 06/01/07	1,009
1,770	Harrison County, County Commission, Series A, SO, 6.25%, 05/15/10 (p)	1,885
735	Jackson County, Residential Mortgage, Rev., FGIC, 7.38%, 06/01/10 (p)	825
1,000	Jefferson County, Board of Education, Public School, GO, 5.25%, 07/01/09	1,043
3,260	Kanawha, Mercer and Nicholas Counties, Single Family Mortgage, Rev., Zero Coupon, 02/01/15 (p)	2,205
5,550	Kanawha-Putnam County, Single Family Mortgage, Series A, Rev., Zero Coupon, 12/01/16 (p)	3,728
1,065	Marion County, Single Family Mortgage, Rev., FGIC, PRIV MTGS, 7.38%, 08/01/11 (p)	1,233
430	Marshall County, SO, 6.50%, 05/15/10 (p)	456
1,000	Pleasants County Industrial Development, Potomac Power, Series C, Rev., MBIA-IBC, 6.15%, 05/01/07	1,018
1,750	Pleasants County Industrial Development, West Penn Power, Series C, Rev., AMBAC, MBIA, 6.15%, 05/01/07	1,782
2,000	Raleigh, Fayette & Nicholas Counties, SO, 6.25%, 08/01/11 (p)	2,198
	State of West Virginia,
1,000	Series B, AMT, GO, FGIC, 5.80%, 01/05/07	1,021
1,000	Series B, AMT, GO, FGIC, 5.85%, 01/05/07	1,021
	State of West Virginia, Capital Appreciation, Infrastructure,
1,000	Series A, GO, FGIC, Zero Coupon, 11/01/13	769
1,000	Series A, GO, FGIC, Zero Coupon, 11/01/14	737
2,000	State of West Virginia, Infrastructure, GO, FGIC, 5.00%, 11/01/14	2,193
	State of West Virginia, State Roads,
1,500	GO, 5.20%, 06/01/09 (p)	1,574
2,000	GO, 5.75%, 06/01/09 (p)	2,124
1,075	GO, FSA, 5.25%, 06/01/09 (p)	1,129
970	GO, FGIC, 5.50%, 06/01/10 (p)	1,041
1,000	GO, FGIC, 5.00%, 06/01/15	1,083
	West Virginia Commissioner of Highways,
500	Series A, Rev., FSA, 5.00%, 09/01/14	546
1,000	Series A, Rev., FSA, 5.00%, 09/01/15	1,099
1,000	West Virginia EDA, Capitol Parking Garage Project, Rev., AMBAC, 5.63%, 06/01/09	1,066
1,000	West Virginia EDA, Correctional Juvenile, Series A, Rev., MBIA, 5.50%, 06/01/12	1,102
500	West Virginia EDA, Department of Environmental Protection, Rev., 4.00%, 11/01/09	506

JPMorgan West Virginia Municipal Bond Fund

Schedule of Portfolio Investments
As of November 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	West Virginia Higher Education Policy Commission, University Facilities,
1,500	Series A, Rev., MBIA, 5.00%, 04/01/12	1,603
1,050	Series B, Rev., FGIC, 5.00%, 04/01/14	1,126
	West Virginia School Building Authority, Capital Improvement,
2,825	Rev., AMBAC, 5.50%, 07/01/07	2,911
3,500	Series B, Rev., FSA, 5.40%, 07/01/07 (m)	3,604
3,465	West Virginia State Building Commission, Series A, Rev., MBIA, 5.25%, 07/01/07	3,562
1,990	West Virginia State Building Commission, Regional Jail, Series A, Rev., AMBAC, 5.25%, 07/01/12	2,154
3,040	West Virginia State Higher Education, Interim Governing Board University, Marshall University, Series A, Rev., FGIC, 5.25%, 05/01/11	3,236
1,480	West Virginia State Hospital Finance Authority, Series A, Rev., AMBAC, 5.00%, 06/01/15	1,617
1,000	West Virginia State Hospital Finance Authority, Camden Clark Memorial Hospital, Series A, Rev., FSA, 5.25%, 02/15/14	1,087
895	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Series A, Rev., 6.50%, 09/01/16 (p)	1,076
1,075	West Virginia State Infrastructure, Series B, AMT, GO, FGIC, 5.75%, 11/01/12	1,176
	West Virginia State Parkway Economic Development & Tourism Authority,
1,000	Rev., FGIC, 5.25%, 05/15/16	1,125
2,000	Rev., FGIC, 5.25%, 05/15/19	2,286
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/16	690
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	658
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	628
1,000	Series B, Rev., FGIC, 5.00%, 10/01/14	1,079
	West Virginia Water Development Authority,
1,200	Series A, Rev., AMBAC, 5.50%, 10/01/13 (p)	1,349
620	Series A, Rev., FSA, 5.35%, 10/01/10 (p)	660
770	Series A, Rev., FSA, 5.40%, 10/01/10 (p)	821
	West Virginia Water Development Authority, Loan Program II,
1,125	Series A-II, Rev., FGIC, 5.00%, 11/01/15	1,226
2,275	Series B, Rev., AMBAC, 5.00%, 11/01/12	2,450
1,000	Series B, Rev., AMBAC, 5.00%, 11/01/13	1,087
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., FSA, 5.00%, 11/01/15	1,547

		81,770

	Total Municipal Bonds (Cost $87,251)	91,986

Shares

	Short-Term Investment — 1.5%
	Investment Company — 1.5%
1,421	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $1,421)	1,421

	Total Investments — 98.7% (Cost $88,672)	93,407
	Other Assets in Excess of Liabilities — 1.3%	1,266

	NET ASSETS — 100.0%	$94,673

Percentages indicated are based on net assets.

Abbreviations:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COLL	Collateral
CR	Custodial Receipts
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
IBC	Insured Bond Certificates
IBCC	Insured Bond Custodial Certificates
MBIA	Municipal Bond Insurance Association
PRIV MTGS	Private Mortgages
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SO	Special Obligation

As of November 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	4,736
Aggregate gross unrealized depreciation	(1)

Net unrealized appreciation/depreciation	$4,735

Federal income tax cost of investments	$88,672

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 29, 2007

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

January 29, 2007